SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 3.9%
Basic Material — 0.3%
LyondellBasell Industries NV, 6.000%, 11/15/21	$1,500,000	$1,569,306

Consumer, Non-cyclical — 1.1%
Campbell Soup Co., (3-mo. USD LIBOR + 0.630%), 0.880%, 3/15/21 ‡	3,000,000	3,005,707
Mylan NV, 3.150%, 6/15/21	3,000,000	3,048,708

		6,054,415

Financial — 2.5%
Royal Bank of Canada GMTN, (3-mo. USD LIBOR + 0.390%), 0.658%, 4/30/21 ‡	8,000,000	8,017,534
Toronto-Dominion Bank (The) GMTN, 2.500%, 12/14/20	1,905,000	1,913,966
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	3,000,000	3,029,972

		12,961,472

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $20,463,519)		20,585,193

CORPORATE BONDS AND NOTES — 36.8%
Basic Materials — 0.7%
Eastman Chemical Co., 3.500%, 12/01/21	2,000,000	2,061,699
Westlake Chemical Corp., 3.600%, 7/15/22	1,500,000	1,564,995

		3,626,694

Communications — 1.1%
Alphabet, Inc., 3.625%, 5/19/21	863,000	881,645
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	4,000,000	4,766,244

		5,647,889

Consumer, Cyclical — 2.8%
BMW US Capital LLC, 3.100%, 4/12/21 ±	500,000	507,247
Daimler Finance North America LLC, 3.000%, 2/22/21 ±	1,500,000	1,514,563
VF Corp., 2.050%, 4/23/22	3,000,000	3,076,291
Walgreen Co., 3.100%, 9/15/22	2,000,000	2,094,642
Walmart, Inc., (3-mo. USD LIBOR + 0.230%), 0.453%, 6/23/21 ‡	7,512,000	7,525,083

		14,717,826

Consumer, Non-cyclical — 1.2%
Anthem, Inc., 3.300%, 1/15/23	4,000,000	4,243,890
Mylan, Inc., 3.125%, 1/15/23 ±	1,100,000	1,158,030
Total System Services, Inc., 3.800%, 4/01/21	1,000,000	1,013,368

		6,415,288

Energy — 2.9%
Chevron Corp., (3-mo. USD LIBOR + 0.480%), 0.731%, 3/03/22 ‡	1,640,000	1,649,940
Chevron Corp., (3-mo. USD LIBOR + 0.530%), 0.810%, 11/15/21 ‡	7,645,000	7,687,651

	FACE AMOUNT	VALUE†
ConocoPhillips Co., 2.400%, 12/15/22	$2,719,000	$2,822,995
EOG Resources, Inc., 2.625%, 3/15/23	2,000,000	2,085,526
Kinder Morgan Energy Partners LP, 3.950%, 9/01/22	449,000	473,537
Williams Cos., Inc. (The), 3.350%, 8/15/22	495,000	513,830

		15,233,479

Financial — 6.5%
American Express Co., 2.650%, 12/02/22	1,000,000	1,047,931
Aon Corp., 2.200%, 11/15/22	4,500,000	4,659,504
Bank of America Corp., 3.300%, 1/11/23	500,000	531,037
Bank of America Corp. MTN, 2.625%, 10/19/20	4,500,000	4,504,946
Bank of Montreal, (3-mo. USD LIBOR + 0.460%), 0.726%, 4/13/21 ‡	1,162,000	1,164,434
Berkshire Hathaway Finance Corp., 4.250%, 1/15/21	4,054,000	4,101,431
Capital One Financial Corp., 3.200%, 1/30/23	3,000,000	3,169,113
Capital One Financial Corp., 4.750%, 7/15/21	934,000	966,614
Citigroup, Inc., 2.700%, 3/30/21	1,285,000	1,300,317
Discover Financial Services, 3.850%, 11/21/22	1,079,000	1,151,710
Goldman Sachs Group, Inc. (The), 3.200%, 2/23/23	4,000,000	4,243,580
Goldman Sachs Group, Inc. (The), 2.625%, 4/25/21	1,000,000	1,010,820
NatWest Markets PLC, 6.125%, 1/11/21	600,000	609,374
Regions Financial Corp., 2.750%, 8/14/22	3,374,000	3,510,962
Santander UK Group Holdings PLC, 2.875%, 8/05/21	750,000	765,596
Toronto-Dominion Bank (The), 3.250%, 6/11/21	502,000	512,434
Ventas Realty LP, 3.100%, 1/15/23	400,000	416,233
Wells Fargo & Co., 3.500%, 3/08/22	1,000,000	1,042,692

		34,708,728

Government — 15.6%
Asian Development Bank, (3- mo. USD LIBOR + 0.010%), 0.260%, 12/15/21 ‡	10,000,000	9,992,305
Treasury Floating Rate Note, (3- mo. Treasury money market yield + 0.055%), 0.155%, 7/31/22 ‡	21,000,000	21,002,422
Treasury Floating Rate Note, (3- mo. Treasury money market yield + 0.114%), 0.214%, 4/30/22 ‡	51,750,000	51,808,700

		82,803,427

Industrial — 1.8%
CNH Industrial Capital LLC, 3.875%, 10/15/21	500,000	513,868

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
General Electric Co., 3.150%, 9/07/22	$3,000,000	$3,134,369
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.250%, 1/17/23 ±	2,500,000	2,691,365
Ryder System, Inc., 2.500%, 9/01/22	2,600,000	2,684,995
Ryder System, Inc., 2.875%, 6/01/22	515,000	533,829

		9,558,426

Technology — 4.1%
Apple, Inc., (3-mo. USD LIBOR + 0.500%), 0.743%, 2/09/22 ‡	3,645,000	3,667,323
Apple, Inc., (3-mo. USD LIBOR + 1.130%), 1.386%, 2/23/21 ‡	2,340,000	2,351,127
IBM Credit LLC, (3-mo. USD LIBOR + 0.260%), 0.532%, 1/20/21 ‡	6,000,000	6,004,260
Micron Technology, Inc., 2.497%, 4/24/23	2,600,000	2,702,257
Oracle Corp., 2.500%, 10/15/22	3,000,000	3,132,982
VMware, Inc., 2.950%, 8/21/22	3,983,000	4,149,092

		22,007,041

Utility — 0.1%
Edison International, 2.950%, 3/15/23	681,000	699,704

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $193,762,309)		195,418,502

US GOVERNMENT & AGENCY OBLIGATIONS — 20.8%
Agency Securities — 9.3%
Federal Farm Credit Banks, (1- mo. USD LIBOR + 0.045%), 0.197%, 4/16/21 ‡	28,350,000	28,360,001
Federal Home Loan Bank Discount Notes, 0.000%, 10/20/20 #	2,000,000	1,999,947
Federal Home Loan Bank Discount Notes, 0.000%, 11/12/20 #	5,750,000	5,749,598
Federal Home Loan Bank Discount Notes, 0.000%, 11/13/20 #	3,500,000	3,499,749
Federal Home Loan Bank Discount Notes, 0.000%, 12/30/20 #	5,000,000	4,999,000
Federal National Mortgage Association, 1.375%, 2/26/21	5,000,000	5,025,383

		49,633,678

U.S. Treasury Securities — 11.5%
Treasury Floating Rate Note, (3- mo. Treasury money market yield + 0.115%), 0.215%, 1/31/21 ‡	1,000,000	1,000,355

	FACE AMOUNT	VALUE†
Treasury Floating Rate Note, (3- mo. Treasury money market yield + 0.139%), 0.239%, 4/30/21 ‡	$60,000,000	$60,049,925

		61,050,280

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $110,624,796)		110,683,958

SHORT-TERM INVESTMENTS — 38.3%
Commercial Paper — 23.7%
Apple, Inc., 0.100%, 10/26/20	1,600,000	1,599,889
Apple, Inc., 0.150%, 10/14/20	5,000,000	4,999,729
Banque Et Caisse Epargne, 0.450%, 10/06/20	10,600,000	10,599,337
BNG Bank NV, 0.010%, 3/08/21	3,750,000	3,746,969
BP Capital Markets PLC, 1.350%, 10/20/20	5,000,000	4,996,437
Caisse Des Depots Et, 0.190%, 2/02/21	5,500,000	5,496,543
Campbell Soup Co., 0.450%, 12/01/20	1,000,000	999,637
Chevron Corp., 0.010%, 3/11/21	5,000,000	4,996,400
Chevron Corp., 0.200%, 10/01/20	1,350,000	1,350,000
Erste Abwicklungsanstalt, 0.200%, 2/03/21	8,000,000	7,996,024
Exxon Mobil Corp., 0.180%, 4/21/21	9,250,000	9,240,194
Exxon Mobil Corp., 0.390%, 2/01/21	6,500,000	6,496,754
FMS Wertmanagement, 0.010%, 1/14/21	10,000,000	9,995,613
FMS Wertmanagement, 0.230%, 1/13/21	3,500,000	3,498,499
FMS Wertmanagement, 0.240%, 1/11/21	2,500,000	2,498,963
Johnson & Johnson, 0.100%, 11/16/20	3,000,000	2,999,617
Landesbank Hessen-Thueringen Girozentrale, 0.010%, 10/28/20	1,000,000	999,873
Landesbank Hessen-Thueringen Girozentrale, 0.200%, 10/19/20	4,000,000	3,999,600
Merck & Co., Inc., 0.065%, 10/21/20	8,000,000	7,999,711
Nederlandse Waterschapsbank NV, 0.195%, 11/24/20	3,750,000	3,748,903
NRW Bank, 0.185%, 10/30/20	10,000,000	9,998,510
Pfizer, Inc., 0.010%, 10/13/20	2,800,000	2,799,253
Pfizer, Inc., 0.110%, 10/22/20	8,000,000	7,999,487
Pfizer, Inc., 0.200%, 11/18/20	5,000,000	4,998,667
Walt Disney Co. (The), 0.480%, 2/22/21	2,000,000	1,997,382

		126,051,991

Government — 11.0%
U.S. Cash Management Bill, 0.096%, 12/29/20	23,000,000	22,995,451

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Government (Continued)
U.S. Cash Management Bill, 0.097%, 1/05/21	$2,500,000	$2,499,433
U.S. Cash Management Bill, 0.098%, 11/17/20	2,000,000	1,999,791
U.S. Cash Management Bill, 0.109%, 12/15/20	2,750,000	2,749,456
U.S. Cash Management Bill, 0.136%, 10/06/20	14,000,000	13,999,891
U.S. Cash Management Bill, 0.173%, 10/13/20	6,000,000	5,999,868
U.S. Cash Management Bill, 0.176%, 10/20/20	8,000,000	7,999,725

		58,243,615

U.S. Treasury Securities — 3.2%
U.S. Treasury Bill, 0.137%, 10/01/20	17,000,000	17,000,000

	SHARES
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.027%	1,977,552	1,977,552

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $203,259,027)		203,273,158

Total Investments — 99.8% (Identified Cost $528,109,651)		529,960,811

Cash and Other Assets, Less Liabilities — 0.2%		1,140,814

Net Assets — 100.0%		$531,101,625

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2020.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2020 amounted to $5,871,205 or 1.11% of the net assets of the Fund.

#	Zero coupon bond

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2020

(As a percentage of total investment (excluding short-term money market investment)) (Unaudited)

Sector	Percentage
Government	50.9%
Commercial Papers	23.9%
Financial	9.0%
Technology	4.2%
Energy	2.9%
Consumer, Cyclical	2.8%
Consumer, Non-cyclical	2.4%
Industrial	1.8%
Communications	1.1%
Basic Materials	0.9%
Utilities	0.1%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 96.1%
Australia — 5.2%
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	$946,486
Australia & New Zealand Banking Group Ltd., 0.850%, 7/16/21	AUD	1,000,000	719,749
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.770%), 0.860%, 8/29/24 ‡	AUD	500,000	362,275
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.760%), 0.860%, 1/16/25 ‡	AUD	4,000,000	2,897,749
Australia & New Zealand Banking Group Ltd., 0.982%, 2/08/22	AUD	500,000	361,418
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.000%), 1.090%, 3/07/22 ‡	AUD	1,000,000	724,222
Australia & New Zealand Banking Group Ltd., 1.202%, 2/08/24	AUD	2,000,000	1,464,403
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.130%), 1.230%, 8/16/21 ‡	AUD	500,000	361,209
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	594,239
Commonwealth Bank of Australia, 0.902%, 4/25/23	AUD	500,000	362,319
Commonwealth Bank of Australia, (3-mo. Swap + 0.880%), 0.982%, 7/25/22 ‡	AUD	1,000,000	724,405
Commonwealth Bank of Australia, 2.750%, 8/16/21	AUD	2,500,000	1,829,722
Commonwealth Bank of Australia, 2.900%, 7/12/21	AUD	1,790,000	1,308,666
National Australia Bank Ltd., (3- mo. Swap + 0.770%), 0.872%, 1/21/25 ‡	AUD	3,100,000	2,246,784
National Australia Bank Ltd., (3- mo. Swap + 0.880%), 0.902%, 2/10/23 ‡	AUD	2,000,000	1,448,652
National Australia Bank Ltd., (3- mo. Swap + 0.900%), 1.000%, 7/05/22 ‡	AUD	1,000,000	724,405
National Australia Bank Ltd., 1.000%, 5/16/23	AUD	1,000,000	726,692
National Australia Bank Ltd., 1.010%, 9/26/23	AUD	2,500,000	1,819,756
National Australia Bank Ltd., (3- mo. Swap + 0.920%), 1.010%, 6/19/24 ‡	AUD	2,000,000	1,456,188
National Australia Bank Ltd., 3.000%, 5/12/21	AUD	1,643,000	1,196,785
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,732,937
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,785,190

		FACE AMOUNT	VALUE†
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	$1,180,550
Westpac Banking Corp., 0.720%, 5/16/22	AUD	500,000	360,323
Westpac Banking Corp., 0.980%, 8/16/24	AUD	2,500,000	1,818,756
Westpac Banking Corp., 1.050%, 11/16/23	AUD	1,000,000	728,918
Westpac Banking Corp., (3-mo. Swap + 1.110%), 1.210%, 2/07/22 ‡	AUD	1,000,000	725,040
Westpac Banking Corp., 1.241%, 4/24/24	AUD	4,500,000	3,301,501

			35,909,339

Austria — 0.9%
Oesterreichische Kontrollbank AG, 0.266%, 11/22/21	USD	6,000,000	6,028,483

Belgium — 2.8%
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	6,940,527
Dexia Credit Local SA, 0.625%, 1/21/22	EUR	300,000	356,830
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,444,737
Dexia Credit Local SA, 0.875%, 9/07/21	GBP	3,000,000	3,894,553
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,413,575
Dexia Credit Local SA, 2.000%, 1/22/21	EUR	200,000	236,319

			19,286,541

Canada — 19.7%
Bank of Montreal, (3-mo. EUR EURIBOR + 0.500%), 0.007%, 9/28/21 ‡	EUR	6,277,000	7,391,775
Bank of Montreal, 0.250%, 11/17/21	EUR	300,000	353,940
Bank of Montreal, 1.610%, 10/28/21	CAD	10,000,000	7,608,877
Bank of Montreal, 1.880%, 3/31/21	CAD	2,500,000	1,874,958
Bank of Montreal MTN, 1.020%, 10/06/22	AUD	1,000,000	723,555
Bank of Montreal MTN, 1.081%, 9/07/23	AUD	3,000,000	2,177,456
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,500,000	2,954,400
Bank of Nova Scotia (The), 1.750%, 12/23/22	GBP	1,000,000	1,326,142
Canada Housing Trust No 1, (CDOR - 0.060%), 0.445%, 9/15/23 ±‡	CAD	16,000,000	12,069,182
Canada Housing Trust No 1, (CDOR + 0.100%), 0.605%, 9/15/22 ±‡	CAD	3,000,000	2,268,109
Canadian Imperial Bank of Commerce, (3-mo. USD LIBOR + 0.310%), 0.614%, 10/05/20 ‡	USD	757,000	757,030
Canadian Imperial Bank of Commerce, 0.750%, 3/22/23	EUR	2,300,000	2,757,511
Export Development Canada, 0.153%, 11/15/21	GBP	3,000,000	3,870,080

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Export Development Canada, 0.364%, 5/29/24	GBP	1,500,000	$1,936,811
Export Development Canada, (SONIA + 0.330%), 0.386%, 1/17/25 ‡	GBP	1,000,000	1,290,241
Export Development Canada, 2.400%, 6/07/21	AUD	2,000,000	1,453,934
Hydro-Quebec, (CDOR + 0.200%), 0.754%, 4/14/23 ‡	CAD	3,000,000	2,267,726
Province of British Columbia Canada, 3.700%, 12/18/20	CAD	5,000,000	3,783,222
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	825,000	1,089,203
Province of Manitoba Canada, 1.550%, 9/05/21	CAD	4,000,000	3,041,298
Province of Ontario Canada, (CDOR + 0.050%), 0.561%, 8/21/23 ‡	CAD	8,000,000	6,044,324
Province of Ontario Canada, (CDOR + 0.150%), 0.655%, 6/27/22 ‡	CAD	12,000,000	9,061,800
Province of Ontario Canada, (CDOR + 0.260%), 0.795%, 10/27/21 ‡	CAD	4,500,000	3,397,736
Province of Quebec Canada, (CDOR + 0.405%), 0.959%, 10/13/24 ‡	CAD	13,000,000	9,977,748
Province of Quebec Canada, 2.375%, 1/22/24	EUR	5,321,000	6,806,162
Province of Quebec Canada, 4.500%, 12/01/20	CAD	4,000,000	3,025,587
Royal Bank of Canada, (3-mo. EUR EURIBOR + 0.600%), 0.151%, 1/19/21 ‡	EUR	1,100,000	1,292,001
Royal Bank of Canada, 1.583%, 9/13/21	CAD	22,500,000	17,103,920
Royal Bank of Canada, 2.030%, 3/15/21	CAD	2,000,000	1,514,100
Royal Bank of Canada GMTN, (3-mo. USD LIBOR + 0.390%), 0.658%, 4/30/21 ‡	USD	320,000	320,701
Toronto-Dominion Bank (The), 0.625%, 3/08/21	EUR	2,330,000	2,744,555
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	7,463,000	8,942,440
Toronto-Dominion Bank (The), (3-mo. Swap + 1.000%), 1.100%, 7/10/24 ‡	AUD	1,000,000	718,104
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	5,000,000	3,987,421

			135,932,049

Denmark — 1.1%
Kommunekredit, 0.125%, 8/28/23	EUR	5,000,000	5,968,502
Kommunekredit, 0.250%, 3/29/23	EUR	1,000,000	1,195,008
Kommunekredit, 0.250%, 5/15/23	EUR	350,000	418,605

			7,582,115

		FACE AMOUNT	VALUE†
Finland — 0.5%
OP Corporate Bank plc, 0.750%, 3/03/22	EUR	900,000	$1,069,718
OP Corporate Bank plc, 2.500%, 5/20/22	GBP	1,642,000	2,191,060

			3,260,778

France — 13.0%
Agence Francaise de Developpement, 0.500%, 10/25/22	EUR	300,000	358,243
Agence Francaise de Developpement, 3.125%, 1/04/24	EUR	10,000,000	13,075,625
Agence Francaise de Developpement EPIC, (3-mo. USD LIBOR + 0.120%), 0.370%, 6/07/21 ‡	USD	4,000,000	4,002,685
Bpifrance Financement SA, 0.100%, 2/19/21	EUR	600,000	704,852
Caisse Centrale du Credit Immobilier de France SA, 0.125%, 3/01/21	EUR	5,000,000	5,875,164
Caisse d’Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	2,800,000	3,324,489
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,500,000	1,791,736
Caisse d’Amortissement de la Dette Sociale, 0.500%, 5/25/23	EUR	4,400,000	5,290,753
Caisse d’Amortissement de la Dette Sociale, 3.750%, 10/25/20	EUR	7,000,000	8,229,480
Caisse des Depots et Consignations, (3-mo. USD LIBOR + 0.090%), 0.392%, 10/02/20 ‡	USD	2,400,000	2,400,000
Caisse des Depots et Consignations, 1.000%, 1/25/21	GBP	600,000	776,296
France Treasury Bill BTF, 0.078%, 1/06/21	EUR	875,000	1,027,038
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,945,185
Sanofi, 1.125%, 3/10/22	EUR	500,000	596,005
SNCF Reseau, 0.100%, 5/27/21	EUR	2,400,000	2,823,289
SNCF Reseau, 5.500%, 12/01/21	GBP	4,628,000	6,338,270
SNCF Reseau, 6.000%, 10/12/20	EUR	1,142,000	1,341,318
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,392,159
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	3,203,395
Total Capital International SA, 2.125%, 3/15/23	EUR	2,000,000	2,477,269
Total Capital International SA, 2.250%, 12/17/20	GBP	972,000	1,259,209
Unedic Asseo, 0.125%, 5/25/22	EUR	2,000,000	2,365,342
Unedic Asseo, 0.875%, 10/25/22 @	EUR	2,500,000	3,007,637

			89,605,439

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany — 8.3%
Allianz Finance II BV, 0.020%, 12/07/20	EUR	500,000	$586,835
Allianz Finance II BV, 3.500%, 2/14/22	EUR	500,000	617,057
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,393,114
Deutsche Bahn Finance GMBH, 4.375%, 9/23/21	EUR	500,000	613,120
Erste Abwicklungsanstalt, 0.000%, 2/25/21 #	EUR	1,500,000	1,762,378
Kreditanstalt fuer Wiederaufbau, 6.250%, 5/19/21	AUD	2,000,000	1,487,272
Land Baden-Wuerttemberg, 0.348%, 7/19/21	EUR	1,520,000	1,793,628
Landeskreditbank Baden- Wuerttemberg Foerderbank, 0.125%, 11/05/20	EUR	500,000	586,597
Landeskreditbank Baden- Wuerttemberg Foerderbank, (3-mo. USD LIBOR + 0.120%), 0.353%, 9/27/21 ‡	USD	10,000,000	10,007,580
Landeskreditbank Baden- Wuerttemberg Foerderbank, (SOFR + 0.350%), 0.422%, 3/15/22 ‡	USD	3,000,000	3,002,850
Landeskreditbank Baden- Wuerttemberg Foerderbank, 1.125%, 5/17/21	GBP	510,000	662,005
Landwirtschaftliche Rentenbank, (3-mo. EUR EURIBOR + 0.050%), 0.000%, 1/15/21 #‡	EUR	4,000,000	4,697,673
Landwirtschaftliche Rentenbank, 1.125%, 5/12/21	GBP	1,000,000	1,298,493
Landwirtschaftliche Rentenbank MTN, 4.250%, 1/09/25	AUD	3,780,000	3,136,308
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,833,155
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,404,481
NRW Bank, (3-mo. USD LIBOR + 0.040%), 0.283%, 2/08/21 ‡	USD	1,000,000	1,000,150
State of North Rhine-Westphalia Germany, 0.000%, 2/16/21 #	EUR	6,500,000	7,636,797
State of North Rhine-Westphalia Germany, (3-mo. GBP LIBOR + 0.060%), 0.167%, 10/29/21 ‡	GBP	6,000,000	7,736,218
State of Saxony-Anhalt, 3.750%, 4/06/21	EUR	250,000	299,571

			57,555,282

Japan — 3.0%
Toyota Credit Canada, Inc. MTN, 2.200%, 2/25/21	CAD	2,452,000	1,855,145
Toyota Finance Australia Ltd., 0.000%, 4/09/21 #	EUR	3,000,000	3,521,908

		FACE AMOUNT	VALUE†
Toyota Finance Australia Ltd., 0.500%, 4/06/23	EUR	4,900,000	$5,827,606
Toyota Motor Credit Corp., 0.000%, 7/21/21 #	EUR	400,000	470,053
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,500,000	2,977,085
Toyota Motor Finance Netherlands BV, 0.250%, 1/10/22	EUR	912,000	1,074,635
Toyota Motor Finance Netherlands BV, 0.625%, 9/26/23	EUR	4,000,000	4,793,181

			20,519,613

Luxembourg — 0.1%
European Financial Stability Facility, 0.100%, 1/19/21	EUR	500,000	587,507

Netherlands — 6.0%
Bank Nederlandse Gemeenten NV, 0.250%, 2/22/23	EUR	1,000,000	1,193,744
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	652,737
BNG Bank NV, 0.050%, 7/11/23	EUR	12,000,000	14,288,176
BNG Bank NV, 0.250%, 1/10/24 @	EUR	3,000,000	3,603,904
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	6,830,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,237,674
Nederlandse Waterschapsbank NV, (3-mo. USD LIBOR + 0.070%), 0.320%, 12/15/21 ±‡	USD	5,000,000	5,004,253
Nederlandse Waterschapsbank NV, (3-mo. USD LIBOR + 0.070%), 0.320%, 12/15/21 ‡	USD	3,000,000	3,002,552
Shell International Finance BV, 1.000%, 4/06/22	EUR	600,000	716,862
Shell International Finance BV, 1.250%, 3/15/22	EUR	625,000	749,437
Shell International Finance BV, 1.625%, 3/24/21	EUR	3,788,000	4,483,858

			41,763,567

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	419,656

Norway — 0.6%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	599,644
Kommunalbanken AS, (3-mo. USD LIBOR + 0.080%), 0.336%, 2/24/22 ±	USD	3,500,000	3,502,331

			4,101,975

Singapore — 1.1%
DBS Bank Ltd. MTN, (3-mo. Swap + 0.630%), 0.720%, 9/13/22 ‡	AUD	2,500,000	1,799,306
Monetary Authority of Singapore Bill, 0.002%, 11/27/20	SGD	2,420,000	1,772,235
Oversea-Chinese Banking Corp., Ltd. MTN, 0.700%, 10/06/20	AUD	1,000,000	716,289
United Overseas Bank Ltd. MTN, (3-mo. Swap + 0.530%), 0.632%, 7/25/22 ‡	AUD	4,500,000	3,231,287

			7,519,117

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational — 21.1%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	$9,576,506
Asian Development Bank, (3- mo. USD LIBOR + 0.010%), 0.260%, 12/15/21 ‡	USD	2,000,000	1,998,461
Asian Development Bank, 0.307%, 10/12/23	GBP	998,000	1,288,749
Asian Development Bank, (SONIA + 0.260%), 0.315%, 2/01/22 ‡	GBP	2,500,000	3,229,673
Asian Development Bank, 0.340%, 5/28/24	USD	8,000,000	8,005,821
Asian Development Bank, 0.344%, 3/19/24	GBP	4,669,000	6,031,033
EUROFIMA, 0.350%, 3/11/22	USD	7,300,000	7,300,693
EUROFIMA, (3-mo. USD LIBOR + 0.090%), 0.370%, 11/15/21 ‡	USD	8,000,000	8,003,040
European Bank for Reconstruction & Development, (SONIA + 0.250%), 0.304%, 2/27/23 ‡	GBP	772,000	997,465
European Bank for Reconstruction & Development, 0.316%, 1/18/22	GBP	1,750,000	2,260,134
European Bank for Reconstruction & Development, (SOFR + 0.260%), 0.333%, 3/13/23 ‡	USD	5,000,000	5,001,236
European Bank for Reconstruction & Development, (SOFR + 0.260%), 0.338%, 8/19/22 ‡	USD	4,354,000	4,354,003
European Bank for Reconstruction & Development, (SONIA + 0.310%), 0.365%, 11/13/24 ‡	GBP	1,700,000	2,196,735
European Bank for Reconstruction & Development GMTN, 0.354%, 2/28/24	GBP	4,329,000	5,595,586
European Investment Bank, (SONIA + 0.280%), 0.337%, 1/10/22 ‡	GBP	9,500,000	12,283,410
European Investment Bank, (SOFR + 0.280%), 0.355%, 3/05/24 ‡	USD	5,257,000	5,255,186
European Investment Bank, (SONIA + 0.310%), 0.367%, 1/15/25 ‡	GBP	1,550,000	2,009,159

		FACE AMOUNT	VALUE†
European Investment Bank, (SONIA + 0.350%), 0.403%, 6/29/23 ‡	GBP	700,000	$907,571
European Investment Bank, 1.500%, 5/12/22	NOK	4,200,000	459,101
European Stability Mechanism Treasury Bill, (0.572)%, 11/19/20	EUR	3,000,000	3,519,884
European Stability Mechanism Treasury Bill, (0.552)%, 12/17/20	EUR	3,691,000	4,332,451
European Stability Mechanism Treasury Bill, 0.086%, 12/03/20	EUR	3,000,000	3,520,624
Inter-American Development Bank, (3-mo. USD LIBOR - 0.020%), 0.225%, 10/25/21 ‡	USD	1,500,000	1,499,140
Inter-American Development Bank, (SOFR + 0.260%), 0.333%, 9/16/22 ‡	USD	5,000,000	4,999,989
Inter-American Development Bank, (3-mo. USD LIBOR + 0.200%), 0.475%, 7/15/21 ‡	USD	126,000	126,107
Inter-American Development Bank MTN, 4.750%, 8/27/24	AUD	6,500,000	5,424,856
Inter-American Investment Corp., (3-mo. USD LIBOR + 0.090%), 0.356%, 10/12/21 ‡	USD	9,900,000	9,948,981
International Bank for Reconstruction & Development, 0.325%, 5/15/24	GBP	6,023,000	7,785,094
International Bank for Reconstruction & Development, (SOFR + 0.300%), 0.381%, 8/06/24 ‡	USD	12,000,000	11,995,361
International Finance Corp., 0.306%, 1/18/22	GBP	1,000,000	1,291,767
International Finance Corp., (3- mo. USD LIBOR + 0.180%), 0.430%, 12/15/21 ‡	USD	4,000,000	4,003,656

			145,201,472

Sweden — 4.3%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	99,380,000	11,142,640
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	42,250,000	4,807,105
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	17,370,000	2,000,977
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,084,610
Svensk Exportkredit AB, (3-mo. USD LIBOR + 0.120%), 0.369%, 12/13/21 ‡	USD	1,000,000	1,001,357
Svensk Exportkredit AB, (3-mo. USD LIBOR + 0.120%), 0.395%, 7/15/21 ‡	USD	5,000,000	5,003,175
Svensk Exportkredit AB, 0.625%, 12/07/20	GBP	2,000,000	2,583,318

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Sweden (Continued)
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	$295,479
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,973,389

			29,892,050

Switzerland — 3.9%
Nestle Finance International Ltd., 0.750%, 11/08/21	EUR	1,250,000	1,481,749
Nestle Finance International Ltd., 0.750%, 5/16/23 @	EUR	3,000,000	3,605,192
Nestle Holdings, Inc., 1.750%, 12/09/20	GBP	1,000,000	1,294,157
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	4,154,047
Novartis Finance SA, 0.500%, 8/14/23	EUR	13,460,000	16,094,225

			26,629,370

United States — 4.4%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,775,311
3M Co., 1.875%, 11/15/21	EUR	500,000	600,584
Apple, Inc., (3-mo. USD LIBOR + 1.130%), 1.386%, 2/23/21 ‡	USD	500,000	502,378
Berkshire Hathaway, Inc., 0.625%, 1/17/23	EUR	1,767,000	2,105,229
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	478,042
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	685,387
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	3,220,000	3,849,544
Johnson & Johnson, 0.250%, 1/20/22	EUR	1,650,000	1,949,612
Merck & Co., Inc., 1.125%, 10/15/21	EUR	1,000,000	1,184,728
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,626,654
Pfizer, Inc., 0.250%, 3/06/22	EUR	5,075,000	5,989,448
Pfizer, Inc., 2.200%, 12/15/21	USD	752,000	769,516
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,445,099
Procter & Gamble Co. (The), 2.000%, 11/05/21	EUR	794,000	954,044
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,957,177
Walmart, Inc., 1.900%, 4/08/22	EUR	1,000,000	1,205,515

			30,078,268

TOTAL BONDS AND NOTES (Identified Cost $649,948,917)			661,872,621

SHORT-TERM INVESTMENTS — 4.7%
Canada — 0.4%
Total Capital Canada Ltd., 0.180%, 11/05/20 ±	USD	3,000,000	2,999,475

Singapore — 0.3%
Oversea-Chinese Banking Corp., Ltd., (1-mo. USD LIBOR + 0.140%), 0.296%, 10/22/20 ‡	USD	2,000,000	2,000,000

		FACE AMOUNT	VALUE†
United States — 1.0%
Exxon Mobil Corp., 0.010%, 2/03/21	USD	2,000,000	$1,998,964
Shell International Finance BV, 0.500%, 5/25/21	USD	5,000,000	4,990,652

			6,989,616

			11,989,091

		SHARES
Investment Company — 2.3%
State Street Institutional U.S. Government Money Market Fund 0.027%		15,432,665	15,432,665

Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%		4,924,105	4,924,105

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,337,078)			32,345,861

Total Investments — 100.8% (Identified Cost $682,285,995)			694,218,482

Liabilities, Less Cash and Other Assets — (0.8%)			(5,508,932)

Net Assets — 100.0%			$688,709,550

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2020.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2020 amounted to $25,843,350 or 3.75% of the net assets of the Fund.

@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $5,128,171.
#	Zero coupon bond

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/20	USD	107,511,361	EUR	89,621,554	State Street Bank and Trust Co.	$105,076,771	$2,434,590	$—
10/02/20	USD	413,615	EUR	355,475	State Street Bank and Trust Co.	416,776	—	(3,161)
10/02/20	USD	1,777,557	SGD	2,418,441	State Street Bank and Trust Co.	1,771,687	5,870	—
10/05/20	USD	45,799,614	GBP	34,666,810	State Street Bank and Trust Co.	44,732,885	1,066,729	—
10/05/20	USD	3,813,998	GBP	2,995,795	State Street Bank and Trust Co.	3,865,673	—	(51,675)
10/05/20	USD	482,665	NOK	4,307,175	State Street Bank and Trust Co.	461,772	20,893	—
10/14/20	USD	45,463,297	GBP	34,680,462	State Street Bank and Trust Co.	44,752,522	710,775	—
10/16/20	USD	18,541,748	SEK	161,166,589	State Street Bank and Trust Co.	17,998,179	543,569	—
10/20/20	USD	68,627,807	EUR	57,420,118	Citibank N.A. London	67,347,226	1,280,581	—
10/20/20	USD	32,167,535	EUR	27,148,589	State Street Bank and Trust Co.	31,842,188	325,347	—
10/21/20	USD	97,734,737	EUR	82,326,910	HSBC Bank USA	96,562,032	1,172,705	—
10/26/20	USD	85,872,519	CAD	112,782,897	HSBC Bank USA	84,706,948	1,165,571	—
10/26/20	USD	5,313,619	CAD	7,034,756	State Street Bank and Trust Co.	5,283,538	30,081	—
11/06/20	USD	49,125,180	AUD	68,041,264	Bank of America N.A.	48,738,486	386,694	—
11/10/20	USD	1,766,298	SGD	2,418,984	State Street Bank and Trust Co.	1,772,156	—	(5,858)
12/29/20	USD	99,698,827	EUR	84,967,898	State Street Bank and Trust Co.	99,827,669	—	(128,842)

							$9,143,405	$(189,536)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/20	EUR	86,281,117	USD	101,030,405	State Street Bank and Trust Co.	$101,160,276	$129,871	$—
10/02/20	EUR	3,695,912	USD	4,381,102	State Street Bank and Trust Co.	4,333,271	—	(47,831)
10/02/20	SGD	2,418,441	USD	1,765,853	State Street Bank and Trust Co.	1,771,687	5,834	—
10/20/20	EUR	968,967	USD	1,130,453	State Street Bank and Trust Co.	1,136,487	6,034	—
10/26/20	CAD	1,030,714	USD	783,293	State Street Bank and Trust Co.	774,130	—	(9,163)

							$141,739	$(56,994)

Total							$9,285,144	$(246,530)

The accompany notes are an integral part of these portfolio of investments.

Country Weightings as of September 30, 2020

(As a percentage of total investment (excluding short-term money market investment)) (Unaudited)

Country	Percentage
Supranational	21.6%
Canada	20.6%
France	13.3%
Germany	8.5%
Netherlands	6.2%
United States	5.5%
Australia	5.3%
Sweden	4.4%
Switzerland	4.0%
Others	10.6%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc. *	1,890	$75,392
Axon Enterprise, Inc. *	500	45,350
Boeing Co. (The)	11,443	1,891,070
BWX Technologies, Inc.	3,286	185,035
Curtiss-Wright Corp.	1,160	108,182
General Dynamics Corp.	5,364	742,538
HEICO Corp.	909	95,136
HEICO Corp., Class A	1,141	101,161
HEXCEL Corp.	1,976	66,295
Huntington Ingalls Industries, Inc.	1,299	182,834
L3Harris Technologies, Inc.	2,477	420,694
Lockheed Martin Corp.	7,588	2,908,329
Mercury Systems, Inc. *	613	47,483
Northrop Grumman Corp.	4,507	1,421,913
Raytheon Technologies Corp.	27,321	1,572,050
Teledyne Technologies, Inc. *	660	204,738
Textron, Inc.	4,852	175,109
TransDigm Group, Inc.	1,174	557,791

		10,801,100

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	4,134	422,454
Expeditors International of Washington, Inc.	3,965	358,912
FedEx Corp.	5,486	1,379,839
United Parcel Service, Inc., Class B	21,467	3,577,046
XPO Logistics, Inc. *@	2,343	198,358

		5,936,609

Airlines — 0.2%
Alaska Air Group, Inc.	3,201	117,253
American Airlines Group, Inc. @	4,400	54,076
Delta Air Lines, Inc.	16,628	508,484
JetBlue Airways Corp. *	3,600	40,788
Southwest Airlines Co.	10,841	406,538
United Airlines Holdings, Inc. *	6,959	241,825

		1,368,964

Auto Components — 0.2%
Aptiv plc	4,280	392,390
Autoliv, Inc.	2,200	160,336
BorgWarner, Inc.	3,685	142,757
Gentex Corp.	5,624	144,818
Lear Corp.	1,420	154,851

		995,152

Automobiles — 0.8%
Ford Motor Co.	4,900	32,634
General Motors Co.	7,100	210,089
Tesla, Inc. *	10,190	4,371,612
Thor Industries, Inc.	1,179	112,311

		4,726,646

Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A *	261	230,557
Brown-Forman Corp., Class A	1,502	103,157
Brown-Forman Corp., Class B	8,544	643,534
Coca-Cola Co. (The)	104,118	5,140,306
Constellation Brands, Inc., Class A	2,222	421,091
Keurig Dr Pepper, Inc.	3,375	93,150
Molson Coors Brewing Co., Class B	1,400	46,984
Monster Beverage Corp. *	7,935	636,387
PepsiCo, Inc.	42,682	5,915,725

		13,230,891

Biotechnology — 2.5%
AbbVie, Inc.	38,744	3,393,587
ACADIA Pharmaceuticals, Inc. *	971	40,054

	SHARES	VALUE†
Alexion Pharmaceuticals, Inc. *	902	$103,216
Alnylam Pharmaceuticals, Inc. *	1,281	186,514
Amgen, Inc.	18,667	4,744,405
Arena Pharmaceuticals, Inc. *	1,048	78,380
Biogen, Inc. *	5,330	1,512,014
BioMarin Pharmaceutical, Inc. *	1,433	109,023
Emergent BioSolutions, Inc. *	750	77,497
Exact Sciences Corp. *	1,754	178,820
Exelixis, Inc. *	3,578	87,482
Gilead Sciences, Inc.	31,121	1,966,536
Global Blood Therapeutics, Inc. *	871	48,027
Immunomedics, Inc. *	2,630	223,629
Incyte Corp. *	1,173	105,265
Ionis Pharmaceuticals, Inc. *	1,498	71,080
Neurocrine Biosciences, Inc. *	608	58,465
Regeneron Pharmaceuticals, Inc. *	1,450	811,681
Sarepta Therapeutics, Inc. *	770	108,131
Seattle Genetics, Inc. *	1,165	227,979
United Therapeutics Corp. *	835	84,335
Vertex Pharmaceuticals, Inc. *	3,914	1,065,078

		15,281,198

Building Products — 0.5%
A.O. Smith Corp.	3,112	164,314
AAON, Inc.	600	36,150
Allegion plc	3,064	303,060
Armstrong World Industries, Inc.	1,690	116,289
Carrier Global Corp.	12,472	380,895
Fortune Brands Home & Security, Inc.	3,330	288,111
Johnson Controls International plc	1	41
Lennox International, Inc.	835	227,629
Masco Corp.	5,802	319,864
Owens Corning	2,802	192,806
Simpson Manufacturing Co., Inc.	1,080	104,933
Trane Technologies PLC	5,363	650,264
Trex Co., Inc. *	4,000	286,400

		3,070,756

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	600	41,028
Ameriprise Financial, Inc.	3,627	558,957
Ares Management Corp., Class A	406	16,411
BlackRock, Inc.	1,229	692,603
Blackstone Group, Inc. (The), Class A	6,683	348,853
CBOE Holdings, Inc.	2,123	186,272
Charles Schwab Corp. (The)	19,336	700,543
CME Group, Inc.	2,177	364,234
E*Trade Financial Corp.	5,476	274,074
Eaton Vance Corp.	3,368	128,489
FactSet Research Systems, Inc.	1,271	425,632
Franklin Resources, Inc.	4,676	95,157
Goldman Sachs Group, Inc. (The)	1,169	234,934
Hamilton Lane, Inc. Class A	723	46,699
Houlihan Lokey, Inc.	1,466	86,567
Interactive Brokers Group, Inc., Class A	2,083	100,671
Intercontinental Exchange, Inc.	7,466	746,973
Janus Henderson Group PLC	1	22
KKR & Co., Inc.	7,268	249,583
LPL Financial Holdings, Inc.	2,767	212,146
MarketAxess Holdings, Inc.	992	477,737
Moody’s Corp.	5,038	1,460,264
Morgan Stanley	19,694	952,205
Morningstar, Inc.	700	112,427
MSCI, Inc.	2,007	716,057
Nasdaq, Inc.	1,912	234,622
Northern Trust Corp.	3,260	254,182
Raymond James Financial, Inc.	2,130	154,979

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
S&P Global, Inc.	5,301	$1,911,541
SEI Investments Co.	3,132	158,855
State Street Corp.	1,628	96,589
Stifel Financial Corp.	1,686	85,244
T. Rowe Price Group, Inc.	4,878	625,457
TD Ameritrade Holding Corp.	4,481	175,431

		12,925,438

Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,088	1,217,652
Albemarle Corp.	956	85,352
Ashland Global Holdings, Inc.	970	68,792
Balchem Corp.	893	87,184
Celanese Corp.	2,723	292,586
CF Industries Holdings, Inc.	2,192	67,316
Corteva, Inc.	4,128	118,928
Dow, Inc.	5,563	261,739
DuPont de Nemours, Inc.	2,950	163,666
Eastman Chemical Co.	2,800	218,736
Ecolab, Inc.	5,708	1,140,687
FMC Corp.	2,554	270,494
Huntsman Corp.	5,594	124,243
International Flavors & Fragrances, Inc.	1,158	141,797
Linde plc	4,843	1,153,263
LyondellBasell Industries NV, Class A	7,020	494,840
NewMarket Corp.	353	120,839
PPG Industries, Inc.	5,286	645,315
RPM International, Inc.	3,184	263,762
Scotts Miracle-Gro Co. (The)	1,264	193,278
Sherwin Williams Co. (The)	2,581	1,798,286
Valvoline, Inc.	2,246	42,764

		8,971,519

Commercial Banks — 1.8%
Bank of America Corp.	93,400	2,250,006
Bank OZK	1,078	22,983
Citigroup, Inc.	10,651	459,165
Comerica, Inc.	242	9,257
Commerce Bancshares, Inc.	2,060	115,957
Community Bank System, Inc.	1,414	77,006
East West Bancorp, Inc.	2,039	66,757
Fifth Third Bancorp	7,840	167,149
First Citizens Bancshares, Inc., Class A	112	35,703
First Financial Bankshares, Inc.	3,094	86,354
First Horizon National Corp.	1	9
First Republic Bank	1,536	167,516
Hilltop Holdings, Inc.	2,327	47,890
Huntington Bancshares, Inc.	7,349	67,390
JPMorgan Chase & Co.	53,340	5,135,042
KeyCorp	3,204	38,224
PNC Financial Services Group, Inc. (The)	2,775	305,000
Popular, Inc.	2,182	79,141
Prosperity Bancshares, Inc.	1,026	53,178
Regions Financial Corp.	4,842	55,828
Signature Bank	385	31,951
SVB Financial Group *	882	212,227
Synovus Financial Corp.	329	6,965
TCF Financial Corp.	1	23
Truist Financial Corp.	3,769	143,410
US Bancorp	23,286	834,803

	SHARES	VALUE†
Valley National Bancorp	2	$14
Wells Fargo & Co.	31,501	740,589
Western Alliance Bancorp	2,242	70,892
Zions Bancorp NA	2,092	61,128

		11,341,557

Commercial Services & Supplies — 0.7%
Cintas Corp.	2,524	840,063
Clean Harbors, Inc. *	1,200	67,236
Copart, Inc. *	4,707	494,988
Iaa, Inc. *	3,452	179,745
MSA Safety, Inc.	764	102,506
Republic Services, Inc.	5,388	502,970
Rollins, Inc.	5,072	274,852
Stericycle, Inc. *	1,544	97,365
Terminix Global Holdings, Inc.	3,309	131,963
Tetra Tech, Inc.	1,092	104,286
UniFirst Corp.	477	90,329
Waste Management, Inc.	12,149	1,374,902

		4,261,205

Communications Equipment — 0.9%
Arista Networks, Inc. *	798	165,130
Ciena Corp. *	2,569	101,964
Cisco Systems, Inc.	106,497	4,194,917
F5 Networks, Inc. *	1,495	183,541
Juniper Networks, Inc.	4,954	106,511
Lumentum Holdings, Inc. *@	1,528	114,799
Motorola Solutions, Inc.	3,569	559,655
Ubiquiti, Inc.	275	45,831

		5,472,348

Computers & Peripherals — 6.6%
Apple, Inc.	335,928	38,903,822
Dell Technologies, Inc., Class C *	3,966	268,458
Hewlett Packard Enterprise Co.	3,473	32,542
HP, Inc.	29,131	553,198
NetApp, Inc.	7,606	333,447
Seagate Technology plc	7,768	382,729
Western Digital Corp.	3,176	116,083
Xerox Holdings Corp.	1	19

		40,590,298

Construction & Engineering — 0.1%
AECOM *	1,355	56,693
EMCOR Group, Inc.	1,700	115,107
Jacobs Engineering Group, Inc.	1,857	172,274
MasTec, Inc. *	2,200	92,840
Quanta Services, Inc.	3,524	186,279

		623,193

Construction Materials — 0.1%
Eagle Materials, Inc.	880	75,962
Martin Marietta Materials, Inc.	664	156,279
Vulcan Materials Co.	1,851	250,884

		483,125

Consumer Finance — 0.4%
American Express Co.	14,504	1,454,026
Capital One Financial Corp.	5,175	371,875
Credit Acceptance Corp. *@	284	96,174
Discover Financial Services	6,077	351,129
Synchrony Financial	1	26

		2,273,230

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.4%
Amcor PLC	12,061	$133,274
AptarGroup, Inc.	1,483	167,876
Avery Dennison Corp.	2,777	355,012
Ball Corp.	6,941	576,936
Berry Plastics Group, Inc. *	3,918	189,318
Crown Holdings, Inc. *	4,093	314,588
Graphic Packaging Holding Co.	9,342	131,629
International Paper Co.	6,725	272,631
Packaging Corp. of America	2,228	242,963
Sealed Air Corp.	4,059	157,530
Silgan Holdings, Inc.	2,057	75,636
Sonoco Products Co.	2,506	127,981

		2,745,374

Distributors — 0.1%
Genuine Parts Co.	2,577	245,253
LKQ Corp. *	5,800	160,834
Pool Corp.	1,468	491,105

		897,192

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	1,122	170,589
Chegg, Inc. *@	1,910	136,450
Grand Canyon Education, Inc. *	834	66,670
H&R Block, Inc.	1,600	26,064
Service Corp. International	4,767	201,072

		600,845

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	22,250	4,737,915
Equitable Holdings, Inc.	5,987	109,203
Jefferies Financial Group, Inc.	1,620	29,160
Voya Financial, Inc.	489	23,438

		4,899,716

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	59,812	1,705,240
CenturyLink, Inc.	449	4,531
Cogent Communications Holdings, Inc.	1,228	73,741
GCI Liberty, Inc., Class A *	1,444	118,350
Iridium Communications, Inc. *	3,043	77,840
Verizon Communications, Inc.	127,560	7,588,545

		9,568,247

Electric Utilities — 1.8%
Alliant Energy Corp.	4,621	238,675
American Electric Power Co., Inc.	10,563	863,314
Avangrid, Inc.	1,433	72,309
Duke Energy Corp.	14,970	1,325,743
Edison International	8,608	437,631
Entergy Corp.	4,092	403,185
Evergy, Inc.	4,970	252,575
Eversource Energy	7,365	615,346
Exelon Corp.	19,538	698,679
FirstEnergy Corp.	12,570	360,885
Hawaiian Electric Industries, Inc.	2,245	74,624
IDACORP, Inc.	1,054	84,215
NextEra Energy, Inc.	10,376	2,879,962
NRG Energy, Inc.	7,493	230,335
OGE Energy Corp.	4,603	138,044
Pinnacle West Capital Corp.	2,769	206,429
PNM Resources, Inc.	2,600	107,458
Portland General Electric Co.	2,100	74,550
PPL Corp.	14,400	391,824
Southern Co. (The)	20,889	1,132,601
Xcel Energy, Inc.	11,116	767,115

		11,355,499

	SHARES	VALUE†
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	$102,350
AMETEK, Inc.	3,933	390,940
Eaton Corp. PLC	7,313	746,146
Emerson Electric Co.	9,630	631,439
EnerSys	700	46,984
Generac Holdings, Inc. *	1,586	307,113
Hubbell, Inc.	1,149	157,229
nVent Electric PLC	554	9,800
Regal Beloit Corp.	967	90,772
Rockwell Automation, Inc.	3,873	854,694
Sensata Technologies Holding PLC *	2,621	113,070

		3,450,537

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	6,540	708,086
Arrow Electronics, Inc. *	830	65,288
CDW Corp.	4,592	548,882
Cognex Corp.	2,453	159,690
Corning, Inc.	8,949	290,037
Dolby Laboratories, Inc., Class A	938	62,171
Flex Ltd. *	1,194	13,301
FLIR Systems, Inc.	3,073	110,167
IPG Photonics Corp. *	471	80,056
Jabil, Inc.	4,599	157,562
Keysight Technologies, Inc. *	3,985	393,638
Littelfuse, Inc.	380	67,389
National Instruments Corp.	483	17,243
Novanta, Inc. *	861	90,698
SYNNEX Corp.	1,139	159,528
TE Connectivity Ltd.	3,575	349,421
Trimble, Inc. *	1,453	70,761
Zebra Technologies Corp., Class A *	1,222	308,506

		3,652,424

Energy Equipment & Services — 0.0%
National Oilwell Varco, Inc.	360	3,262

Entertainment — 1.4%
Activision Blizzard, Inc.	9,560	773,882
Electronic Arts, Inc. *	5,210	679,436
Liberty Media Corp-Liberty Formula One, Class A *	315	10,556
Live Nation Entertainment, Inc. *	2,325	125,271
Netflix, Inc. *	8,538	4,269,256
Take-Two Interactive Software, Inc. *	1,964	324,492
Walt Disney Co. (The)	20,282	2,516,591
Zynga, Inc., Class A *	10,858	99,025

		8,798,509

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc. *	2,341	97,268
Casey’s General Stores, Inc.	986	175,163
Costco Wholesale Corp.	9,865	3,502,075
Kroger Co. (The)	22,455	761,449
Sysco Corp.	15,383	957,130
Walgreens Boots Alliance, Inc.	7,503	269,508
Walmart, Inc.	29,370	4,109,157

		9,871,750

Food Products — 0.9%
Archer-Daniels-Midland Co.	1,142	53,092
Campbell Soup Co.	5,546	268,260

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Conagra Brands, Inc.	1	$36
Darling Ingredients, Inc. *	4,810	173,304
Flowers Foods, Inc.	3,652	88,853
General Mills, Inc.	12,916	796,659
Hain Celestial Group, Inc. (The) *	1,080	37,044
Hershey Co. (The)	4,801	688,175
Hormel Foods Corp.	5,226	255,499
Ingredion, Inc.	1,990	150,603
J.M. Smucker Co. (The)	1,655	191,186
Kellogg Co.	7,139	461,108
Kraft Heinz Co. (The)	1,166	34,922
Lamb Weston Holdings, Inc.	5,031	333,404
Lancaster Colony Corp.	522	93,334
McCormick & Co., Inc.	2,895	561,919
Mondelez International, Inc., Class A	16,383	941,203
Pilgrim’s Pride Corp. *	1,700	25,441
Post Holdings, Inc. *	1,937	166,582
Tyson Foods, Inc., Class A	5,064	301,207

		5,621,831

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	225,592
National Fuel Gas Co.	1,600	64,944
ONE Gas, Inc.	953	65,767
Southwest Gas Corp.	1,343	84,743
Spire, Inc.	963	51,232
UGI Corp.	5,299	174,761

		667,039

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	23,927	2,603,975
ABIOMED, Inc. *	764	211,674
Align Technology, Inc. *	1,212	396,760
Baxter International, Inc.	9,285	746,700
Becton Dickinson & Co.	2,950	686,406
Boston Scientific Corp. *	14,697	561,572
Cooper Companies, Inc. (The)	939	316,556
Danaher Corp.	6,437	1,386,079
Dentsply Sirona, Inc.	637	27,856
DexCom, Inc. *	947	390,382
Edwards Lifesciences Corp. *	10,989	877,142
Envista Holdings Corp.	2,222	54,839
Globus Medical, Inc., Class A *	1,500	74,280
Haemonetics Corp. *	1,000	87,250
Hill-Rom Holdings, Inc.	1,695	141,549
Hologic, Inc. *	5,620	373,561
ICU Medical, Inc. *	98	17,911
Idexx Laboratories, Inc. *	2,754	1,082,625
Insulet Corp. *	852	201,575
Integra LifeSciences Holdings Corp. *	1,168	55,153
Intuitive Surgical, Inc. *	1,373	974,198
Masimo Corp. *	934	220,480
Medtronic plc	14,748	1,532,612
Neogen Corp. *	222	17,372
Penumbra, Inc. *@	389	75,614
ResMed, Inc.	3,107	532,633
STERIS PLC	1,118	196,980
Stryker Corp.	5,379	1,120,822
Teleflex, Inc.	364	123,913
Varian Medical Systems, Inc. *	1,668	286,896

	SHARES	VALUE†
West Pharmaceutical Services, Inc.	1,311	$360,394
Wright Medical Group NV *	1,712	52,285
Zimmer Biomet Holdings, Inc.	986	134,234

		15,922,278

Health Care Providers & Services — 2.4%
Amedisys, Inc. *	804	190,090
AmerisourceBergen Corp.	3,101	300,549
Anthem, Inc.	4,246	1,140,433
Cardinal Health, Inc.	8,835	414,803
Centene Corp. *	6,805	396,936
Chemed Corp.	441	211,834
CIGNA Corp.	6,459	1,094,219
CVS Health Corp.	5,622	328,325
DaVita, Inc. *	2,810	240,677
Encompass Health Corp.	2,746	178,435
Guardant Health, Inc. *	673	75,228
HCA Holdings, Inc.	5,907	736,485
Henry Schein, Inc. *	3,048	179,161
Humana, Inc.	3,060	1,266,503
Laboratory Corp. of America Holdings *	1,711	322,130
LHC Group, Inc. *	573	121,797
McKesson Corp.	3,571	531,829
Molina Healthcare, Inc. *	1,312	240,149
Pennant Group Inc.(The) *	870	33,547
Quest Diagnostics, Inc.	2,132	244,093
UnitedHealth Group, Inc.	20,964	6,535,946
Universal Health Services, Inc., Class B	2,001	214,147

		14,997,316

Health Care Technology — 0.2%
Cerner Corp.	6,416	463,813
Change Healthcare, Inc. *	7,084	102,789
Omnicell, Inc. *	700	52,262
Teladoc Health, Inc. *@	659	144,479
Veeva Systems, Inc., Class A *	1,900	534,261

		1,297,604

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc. *	571	710,158
Choice Hotels International, Inc.	1,000	85,960
Churchill Downs, Inc.	450	73,719
Darden Restaurants, Inc.	3,078	310,078
Domino’s Pizza, Inc.	936	398,062
Dunkin’ Brands Group, Inc.	1,860	152,353
Hilton Worldwide Holdings, Inc.	5,230	446,224
Hyatt Hotels Corp., Class A @	300	16,011
Las Vegas Sands Corp.	7,834	365,534
Marriott International, Inc., Class A	6,064	561,405
Marriott Vacations Worldwide Corp.	750	68,108
McDonald’s Corp.	16,916	3,712,893
MGM Resorts International	7,904	171,912
Planet Fitness, Inc. Class A *	2,043	125,890
Royal Caribbean Cruises Ltd. @	3,090	200,016
Starbucks Corp.	26,261	2,256,345
Texas Roadhouse, Inc.	1,257	76,413
Vail Resorts, Inc.	888	190,005
Wendy’s Co. (The)	5,687	126,792
Wingstop, Inc.	489	66,822
Wyndham Hotels & Resorts, Inc.	1,765	89,132
Wynn Resorts Ltd.	1,361	97,733
Yum! Brands, Inc.	7,051	643,756

		10,945,321

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 0.4%
DR Horton, Inc.	5,753	$435,099
Garmin Ltd.	2,389	226,621
Helen of Troy Ltd. *	496	95,986
KB Home	381	14,627
Leggett & Platt, Inc.	4,300	177,031
Lennar Corp., Class A	3,122	255,005
Lennar Corp.,B Shares	72	4,728
Meritage Homes Corp. *	900	99,351
Mohawk Industries, Inc. *	600	58,554
Newell Brands, Inc.	1,165	19,991
NVR, Inc. *	77	314,400
PulteGroup, Inc.	5,849	270,750
Tempur Sealy International, Inc. *	860	76,703
Toll Brothers, Inc.	1,650	80,289
TopBuild Corp. *	500	85,345
Whirlpool Corp.	1,555	285,949

		2,500,429

Household Products — 1.8%
Church & Dwight Co., Inc.	5,860	549,141
Clorox Co. (The)	3,964	833,114
Colgate-Palmolive Co.	19,090	1,472,793
Energizer Holdings, Inc.	925	36,204
Kimberly-Clark Corp.	7,662	1,131,371
Procter & Gamble Co. (The)	51,108	7,103,501

		11,126,124

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	15,136	274,113
Clearway Energy, Inc., Class C	2,400	64,704
Ormat Technologies, Inc.	741	43,801
Vistra Corp.	3,161	59,616

		442,234

Industrial Conglomerates — 1.0%
3M Co.	17,474	2,798,985
Carlisle Cos., Inc.	1,432	175,234
Honeywell International, Inc.	14,812	2,438,203
Roper Technologies, Inc.	1,844	728,583

		6,141,005

Insurance — 1.3%
Aflac, Inc.	7,771	282,476
Alleghany Corp.	167	86,915
Allstate Corp. (The)	2,511	236,386
Aon plc, Class A	7,576	1,562,929
Arch Capital Group Ltd. *	993	29,045
Arthur J. Gallagher & Co.	3,023	319,168
Assurant, Inc.	1,143	138,657
Axis Capital Holdings Ltd.	1,300	57,252
Brown & Brown, Inc.	4,399	199,143
Chubb Ltd.	1,225	142,247
Cincinnati Financial Corp.	714	55,671
CNO Financial Group, Inc.	5,300	85,012
Enstar Group Ltd. *	300	48,450
Erie Indemnity Co., Class A	545	114,603
Everest Re Group Ltd.	50	9,877
Fidelity National Financial, Inc.	5,659	177,183
First American Financial Corp.	2,790	142,039
Globe Life, Inc.	641	51,216

	SHARES	VALUE†
Hanover Insurance Group, Inc. (The)	696	$64,853
Hartford Financial Services Group, Inc. (The)	1,936	71,361
Kemper Corp.	1,200	80,196
Kinsale Capital Group, Inc.	257	48,876
Lincoln National Corp.	1,001	31,361
Loews Corp.	572	19,877
Markel Corp. *	100	97,370
Marsh & McLennan Cos., Inc.	10,737	1,231,534
MBIA, Inc. *	3,900	23,634
MetLife, Inc.	318	11,820
Old Republic International Corp.	2,863	42,201
Primerica, Inc.	1,066	120,607
Principal Financial Group, Inc.	3,893	156,771
Progressive Corp. (The)	12,423	1,176,085
Reinsurance Group of America, Inc.	777	73,963
RenaissanceRe Holdings Ltd.	783	132,906
RLI Corp.	700	58,611
Selective Insurance Group, Inc.	829	42,685
Travelers Companies, Inc. (The)	5,474	592,232
Unum Group	1,700	28,611
W. R. Berkley Corp.	1,770	108,236
Willis Towers Watson plc	1,216	253,925

		8,205,984

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A *	4,934	7,231,270
Alphabet, Inc., Class C *	4,958	7,286,277
Facebook, Inc., Class A *	49,911	13,071,691
Iac/InterActiveCorp *	956	114,510
Match Group, Inc. *	3,467	383,623
Snap, Inc., Class A *	3,870	101,046
Twitter, Inc. *	2,730	121,485
Zillow Group, Inc., Class A *	436	44,271
Zillow Group, Inc., Class C *@	1,159	117,743

		28,471,916

Internet & Catalog Retail — 6.0%
Amazon.com, Inc. *	10,463	32,945,162
Booking Holdings, Inc. *	1,215	2,078,476
eBay, Inc.	22,276	1,160,580
Etsy, Inc. *	2,466	299,940
Expedia Group, Inc.	1,515	138,910
GrubHub, Inc. *	800	57,864
Qurate Retail, Inc., Series A	3,600	25,848
Wayfair, Inc., Class A *@	542	157,727

		36,864,507

IT Services — 6.8%
Accenture PLC, Class A	16,475	3,723,185
Akamai Technologies, Inc. *	2,286	252,694
Amdocs Ltd.	2,698	154,892
Automatic Data Processing, Inc.	13,300	1,855,217
Black Knight, Inc. *	2,649	230,595
Booz Allen Hamilton Holding Corp.	4,473	371,170
Broadridge Financial Solutions, Inc.	3,818	503,976
CACI International, Inc., Class A *	656	139,833
Cognizant Technology Solutions Corp., Class A	11,445	794,512
EPAM Systems, Inc. *	1,012	327,159
Euronet Worldwide, Inc. *	1,435	130,729
Fidelity National Information Services, Inc.	7,262	1,069,039
Fiserv, Inc. *	6,864	707,335
FleetCor Technologies, Inc. *	2,021	481,200
Gartner, Inc. *	1,555	194,297

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Genpact Ltd.	4,492	$174,963
Global Payments, Inc.	3,431	609,277
GoDaddy, Inc., Class A *	3,887	295,295
International Business Machines Corp.	25,494	3,101,855
Jack Henry & Associates, Inc.	1,644	267,298
KBR, Inc.	2,987	66,789
Leidos Holdings, Inc.	2,174	193,812
MasterCard, Inc., Class A	29,605	10,011,523
Maximus, Inc.	1,704	116,571
MongoDB, Inc. *	284	65,749
Okta, Inc. *	1,243	265,816
Paychex, Inc.	9,713	774,806
PayPal Holdings, Inc. *	19,389	3,820,215
Perspecta, Inc.	3,641	70,817
Science Applications International Corp.	1,371	107,514
Square, Inc., Class A *	3,898	633,620
Twilio, Inc., Class A *	1,065	263,151
VeriSign, Inc. *	2,392	490,001
Visa, Inc., Class A	46,213	9,241,214
Western Union Co. (The)	9,941	213,036
WEX, Inc. *	663	92,137

		41,811,292

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	106,627
Hasbro, Inc.	2,087	172,637
Polaris Industries, Inc.	1,034	97,547

		376,811

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	5,184	523,273
Bio-Rad Laboratories, Inc., Class A *	290	149,484
Bio-Techne Corp.	473	117,176
Bruker Corp.	2,844	113,049
Charles River Laboratories International, Inc. *	1,088	246,378
Illumina, Inc. *	2,286	706,557
IQVIA Holdings, Inc. *	2,629	414,409
Medpace Holdings, Inc. *	500	55,875
Mettler-Toledo International, Inc. *	788	761,011
PerkinElmer, Inc.	1,576	197,804
PRA Health Sciences, Inc. *	1,053	106,816
Syneos Health, Inc. *	927	49,279
Thermo Fisher Scientific, Inc.	6,174	2,725,945
Waters Corp. *	1,424	278,648

		6,445,704

Machinery — 2.1%
AGCO Corp.	1,297	96,328
Allison Transmission Holdings, Inc.	4,543	159,641
Caterpillar, Inc.	16,198	2,415,932
Crane Co.	1,115	55,895
Cummins, Inc.	3,215	678,879
Deere & Co.	8,283	1,835,761
Donaldson Co., Inc.	4,104	190,508
Dover Corp.	3,310	358,605
Flowserve Corp.	1,775	48,440
Fortive Corp.	5,025	382,955
Graco, Inc.	4,370	268,099
IDEX Corp.	1,322	241,146

	SHARES	VALUE†
Illinois Tool Works, Inc.	10,719	$2,071,018
Ingersoll Rand, Inc. *	5,047	179,673
ITT, Inc.	2,281	134,693
John Bean Technologies Corp.	1,192	109,533
Lincoln Electric Holdings, Inc.	1,491	137,232
Middleby Corp. *	1,500	134,565
Nordson Corp.	1,255	240,734
Oshkosh Corp.	2,000	147,000
Otis Worldwide Corp.	6,236	389,251
PACCAR, Inc.	7,693	656,059
Parker-Hannifin Corp.	2,988	604,592
Pentair PLC	554	25,357
RBC Bearings, Inc. *	421	51,029
Rexnord Corp.	1,200	35,808
Snap-On, Inc.	1,424	209,513
Stanley Black & Decker, Inc.	2,408	390,578
Timken Co., (The)	1,644	89,138
Toro Co. (The)	2,683	225,238
Westinghouse Air Brake Technologies Corp.	1,144	70,791
Watts Water Technologies, Inc., Class A	400	40,060
Woodward, Inc.	1,254	100,521
Xylem, Inc.	3,144	264,473

		13,039,045

Marine — 0.0%
Kirby Corp. *	749	27,091

Media — 1.4%
Altice USA, Inc., Class A *	5,718	148,668
Cable One, Inc.	123	231,908
Charter Communications, Inc., Class A *	2,914	1,819,327
Comcast Corp., Class A	101,263	4,684,426
Discovery, Inc., Class A *@	3,611	78,612
Discovery, Inc., Class C *	4,579	89,748
DISH Network Corp., Class A *	4,598	133,480
Interpublic Group of Cos., Inc. (The)	8,861	147,713
Liberty Broadband Corp., Class A *	315	44,670
Liberty Broadband Corp., Class C *	1,208	172,587
Liberty Media Corp-Liberty Siriusxm, Class A *	1,263	41,894
Liberty Media Corp-Liberty Siriusxm, Class C *	1,178	38,968
New York Times Co. (The), Class A @	2,341	100,171
News Corp., Class A	1,498	21,002
News Corp., Class B	1,525	21,320
Nexstar Media Group, Inc.	900	80,937
Omnicom Group, Inc.	6,136	303,732
Sirius XM Holdings, Inc. @	26,854	143,937
ViacomCBS, Inc. Class A. Class A	1,116	33,804
ViacomCBS, Inc. Class B	2	56

		8,336,960

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	4,001	62,576
Newmont Corp.	7,738	490,976
Nucor Corp.	5,263	236,098
Reliance Steel & Aluminum Co.	1,603	163,570
Royal Gold, Inc.	1,115	133,989
Southern Copper Corp.	2,789	126,258
Steel Dynamics, Inc.	2,387	68,340

		1,281,807

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 0.8%
Ameren Corp.	5,621	$444,509
Black Hills Corp.	1,300	69,537
Centerpoint Energy, Inc.	6,700	129,645
CMS Energy Corp.	6,495	398,858
Consolidated Edison, Inc.	6,930	539,154
Dominion Resources, Inc.	16,644	1,313,711
DTE Energy Co.	3,556	409,082
MDU Resources Group, Inc.	4,722	106,245
NiSource, Inc.	5,791	127,402
Public Service Enterprise Group, Inc.	10,358	568,758
Sempra Energy	2,843	336,497
WEC Energy Group, Inc.	6,573	636,924

		5,080,322

Multiline Retail — 0.6%
Dollar General Corp.	5,963	1,249,964
Dollar Tree, Inc. *	2,071	189,165
Ollie’s Bargain Outlet Holdings, Inc. *	742	64,814
Target Corp.	14,934	2,350,910

		3,854,853

Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc. *	5,400	249,858
Chevron Corp.	14,611	1,051,992
Concho Resources, Inc.	672	29,649
ConocoPhillips	7,178	235,726
Diamondback Energy, Inc.	154	4,638
EOG Resources, Inc.	1,352	48,591
Exxon Mobil Corp.	42,621	1,463,179
Hess Corp.	233	9,537
HollyFrontier Corp.	2,161	42,593
Marathon Petroleum Corp.	4,094	120,118
Noble Energy, Inc.	2,075	17,741
Occidental Petroleum Corp.	1	10
ONEOK, Inc.	5,143	133,615
Phillips 66	2,336	121,098
Pioneer Natural Resources Co.	1,324	113,851
Valero Energy Corp.	4,743	205,467
Williams Cos., Inc. (The)	5,691	111,828

		3,959,491

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	629	18,562

Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	7,078	1,544,774
Herbalife Nutriation Ltd. *	2,876	134,165

		1,678,939

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	27,074	1,632,291
Catalent, Inc. *	3,862	330,819
Elanco Animal Health, Inc. *	4,517	126,160
Eli Lilly & Co.	24,387	3,609,764
Horizon Therapeutics PLC *	1,910	148,369
Jazz Pharmaceuticals PLC *	1,092	155,708
Johnson & Johnson	67,864	10,103,592
Merck & Co., Inc.	64,784	5,373,833
Nektar Therapeutics *	3,192	52,955
Pfizer, Inc.	85,204	3,126,987
Zoetis, Inc.	16,011	2,647,739

		27,308,217

	SHARES	VALUE†
Professional Services — 0.4%
ASGN, Inc. *	677	$43,030
CoreLogic, Inc.	2,607	176,416
CoStar Group, Inc. *	438	371,647
Equifax, Inc.	1,816	284,930
Exponent, Inc.	1,399	100,770
FTI Consulting, Inc. *	662	70,152
Manpowergroup, Inc.	1,600	117,328
Robert Half International, Inc.	3,423	181,214
TransUnion	4,103	345,185
TriNet Group, Inc. *	865	51,312
Verisk Analytics, Inc.	3,790	702,325

		2,444,309

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	6,869	322,637
Jones Lang LaSalle, Inc.	1,173	112,209

		434,846

Road & Rail — 1.3%
AMERCO	236	84,011
CSX Corp.	20,207	1,569,478
JB Hunt Transport Services, Inc.	2,393	302,427
Kansas City Southern	1,801	325,675
Knight-Swift Transportation Holdings, Inc.	2,249	91,534
Landstar System, Inc.	1,385	173,804
Norfolk Southern Corp.	5,769	1,234,508
Old Dominion Freight Line, Inc.	2,365	427,876
Saia, Inc. *	200	25,228
Union Pacific Corp.	18,788	3,698,794

		7,933,335

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	22,332	1,831,001
Analog Devices, Inc.	5,533	645,922
Applied Materials, Inc.	23,627	1,404,625
Broadcom, Inc.	8,134	2,963,379
Brooks Automation, Inc.	1,100	50,886
Cirrus Logic, Inc. *	1,237	83,436
CMC Materials, Inc.	592	84,543
Cree, Inc. *	2,253	143,606
Enphase Energy, Inc. *	1,883	155,517
Entegris, Inc.	3,537	262,941
First Solar, Inc. *	300	19,860
Intel Corp.	109,612	5,675,709
Kla-Tencor Corp.	4,685	907,672
Lam Research Corp.	4,160	1,380,080
Lattice Semiconductor Corp. *	1,742	50,448
Marvell Technology Group Ltd.	6,428	255,192
Maxim Integrated Products, Inc.	7,009	473,878
Microchip Technology, Inc.	4,306	442,485
Micron Technology, Inc. *	18,897	887,403
MKS Instruments, Inc.	1,252	136,756
Monolithic Power Systems, Inc.	706	197,405
NVIDIA Corp.	13,418	7,262,090
ON Semiconductor Corp. *	9,029	195,839
Power Integrations, Inc.	1,146	63,488
Qorvo, Inc. *	1,968	253,892
Qualcomm, Inc.	27,407	3,225,256
Semtech Corp. *	600	31,776
Silicon Laboratories, Inc. *	600	58,710
Skyworks Solutions, Inc.	3,906	568,323
SolarEdge Technologies, Inc. *	622	148,254
Teradyne, Inc.	4,091	325,071
Texas Instruments, Inc.	29,608	4,227,726
Universal Display Corp.	786	142,062
Xilinx, Inc.	5,194	541,422

		35,096,653

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 8.4%
ACI Worldwide, Inc. *	2,645	$69,114
Adobe, Inc. *	10,613	5,204,934
Alteryx, Inc., Class A *@	675	76,646
Anaplan, Inc. *	700	43,806
ANSYS, Inc. *	1,057	345,882
Appfolio, Inc., Class A *	486	68,920
Aspen Technology, Inc. *	2,399	303,689
Atlassian Corp. plc, Class A *	1,245	226,329
Autodesk, Inc. *	4,371	1,009,745
Avalara, Inc. *	354	45,078
Blackbaud, Inc.	1,688	94,241
Cadence Design Systems, Inc. *	6,999	746,303
CDK Global, Inc.	3,619	157,752
Cerence, Inc. *@	550	26,879
Ceridian HCM Holding, Inc. *	995	82,237
Citrix Systems, Inc.	2,573	354,328
Cloudera, Inc. *@	2,900	31,581
Coupa Software, Inc. *	835	228,990
DocuSign, Inc. *	505	108,696
Dropbox, Inc., Class A *	1,689	32,530
Envestnet, Inc. *	1,085	83,719
Fair Isaac Corp. *	1,050	446,649
FireEye, Inc. *	1,537	18,974
Five9, Inc. *	200	25,936
Fortinet, Inc. *	2,910	342,827
Globant SA *	394	70,613
Guidewire Software, Inc. *	801	83,520
HubSpot, Inc. *	534	156,051
Intuit, Inc.	5,723	1,866,900
j2 Global, Inc. *@	1,013	70,120
Manhattan Associates, Inc. *	2,300	219,627
Microsoft Corp.	134,801	28,352,694
NortonLifeLock, Inc.	188	3,918
Nuance Communications, Inc. *	4,400	146,036
Oracle Corp.	59,376	3,544,747
Palo Alto Networks, Inc. *	795	194,576
Paycom Software, Inc. *	1,495	465,394
Paylocity Holding Corp. *	668	107,829
Pegasystems, Inc.	255	30,865
Proofpoint, Inc. *	470	49,609
PTC, Inc. *	953	78,832
Qualys, Inc. *	503	49,299
RealPage, Inc. *	1,381	79,601
RingCentral, Inc., Class A *	628	172,455
Salesforce.com, Inc. *	7,732	1,943,206
ServiceNow, Inc. *	2,217	1,075,245
Slack Technologies, Inc., Class A *@	1,899	51,007
Splunk, Inc. *	1,731	325,653
SS&C Technologies Holdings, Inc.	3,246	196,448
Synopsys, Inc. *	2,448	523,823
Trade Desk, Inc. (The) *	483	250,571
Tyler Technologies, Inc. *	424	147,789
Verint Systems, Inc. *	1,038	50,011
VMware, Inc., Class A *@	145	20,832

	SHARES	VALUE†
Workday, Inc., Class A *	972	$209,106
Xperi Holding Corp.	626	7,193
Zendesk, Inc. *	1,234	127,003
Zoom Video Communications, Inc., Class A *	1,325	622,896

		51,469,254

Specialty Retail — 3.2%
Aaron’s, Inc.	1,150	65,147
Advance Auto Parts, Inc.	1,480	227,180
AutoNation, Inc. *	961	50,866
AutoZone, Inc. *	513	604,129
Best Buy Co., Inc.	7,906	879,859
Burlington Stores, Inc. *	2,213	456,077
Carmax, Inc. *	3,709	340,894
Carvana Co. *	614	136,959
Dick’s Sporting Goods, Inc.	1,695	98,107
Five Below, Inc. *	1,229	156,083
Foot Locker, Inc.	1,123	37,093
Home Depot, Inc. (The)	23,736	6,591,725
Lowe’s Cos., Inc.	25,182	4,176,686
Murphy USA, Inc. *	1,116	143,149
O’Reilly Automotive, Inc. *	2,512	1,158,233
Penske Auto Group, Inc. @	1,318	62,816
Ross Stores, Inc.	9,821	916,496
Tiffany & Co.	3,102	359,367
TJX Cos., Inc.	36,345	2,022,599
Tractor Supply Co.	3,772	540,678
Ulta Beauty,Inc. *	1,537	344,257
Williams-Sonoma, Inc.	2,400	217,056

		19,585,456

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	1,134	98,182
Columbia Sportswear Co.	858	74,629
Deckers Outdoor Corp. *	645	141,906
Hanesbrands, Inc. @	10,404	163,863
Lululemon Athletica, Inc. *	3,384	1,114,588
NIKE, Inc., Class B	34,007	4,269,239
PVH Corp.	760	45,326
Ralph Lauren Corp.	1,100	74,767
Skechers U.S.A., Inc., Class A *	1,800	54,396
Tapestry, Inc.	6,400	100,032
Under Armour, Inc., Class A *	2,760	30,995
Under Armour, Inc., Class C *	2,884	28,379
VF Corp.	7,493	526,383

		6,722,685

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	1,632	13,497
TFS Financial Corp.	1,093	16,056

		29,553

Tobacco — 0.7%
Altria Group, Inc.	55,130	2,130,223
Philip Morris International, Inc.	32,596	2,444,374

		4,574,597

Trading Companies & Distributors — 0.3%
Fastenal Co.	14,804	667,512
HD Supply Holdings, Inc. *	2,545	104,956
MSC Industrial Direct Co., Class A	1,400	88,592
SiteOne Landscape Supply, Inc. *	400	48,780
United Rentals, Inc. *	2,064	360,168
Watsco, Inc.	474	110,390
WW Grainger, Inc.	1,401	499,835

		1,880,233

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	3,775	$546,922
Essential Utilities, Inc.	4,781	192,435

		739,357

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	9,904	1,132,621

TOTAL COMMON STOCKS (Identified Cost $138,345,615)		586,662,165

PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc., 8.082%	108	10,638

TOTAL PREFERRED STOCKS (Identified Cost $8,771)		10,638

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,452,518	25,535,274

TOTAL MUTUAL FUNDS (Identified Cost $17,304,805)		25,535,274

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.027%	1,010,405	1,010,405

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%	55,000	55,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,065,405)		1,065,405

Total Investments — 99.9% (Identified Cost $156,724,596)		613,273,482

Cash and Other Assets, Less Liabilities — 0.1%		900,203

Net Assets — 100.0%		$614,173,685

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $1,930,635.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	29.1%
Consumer Discretionary	14.4%
Health Care	13.3%
Financials	10.7%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	7.5%
Utilities	3.0%
Materials	2.2%
Energy	0.6%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
General Dynamics Corp.	3,046	$421,658
Howmet Aerospace, Inc.	42,783	715,332
L3Harris Technologies, Inc.	554	94,091
Raytheon Technologies Corp.	54,564	3,139,613
Textron, Inc.	43,757	1,579,190

		5,949,884

Air Freight & Logistics — 1.3%
FedEx Corp.	19,292	4,852,324
XPO Logistics, Inc. *@	15,841	1,341,099

		6,193,423

Airlines — 1.1%
Alaska Air Group, Inc.	964	35,311
Delta Air Lines, Inc.	65,959	2,017,026
JetBlue Airways Corp. *	42,326	479,554
Southwest Airlines Co.	37,272	1,397,700
United Airlines Holdings, Inc. *	38,241	1,328,875

		5,258,466

Auto Components — 0.6%
Autoliv, Inc.	9,173	668,528
BorgWarner, Inc.	24,241	939,097
Gentex Corp.	25,695	661,646
Goodyear Tire & Rubber Co. (The)	2,391	18,339
Lear Corp.	6,743	735,324
Veoneer, Inc. *@	5,087	74,779

		3,097,713

Automobiles — 1.2%
Ford Motor Co.	271,359	1,807,251
General Motors Co.	129,129	3,820,927

		5,628,178

Beverages — 0.3%
Constellation Brands, Inc., Class A	4,982	944,139
Molson Coors Brewing Co., Class B	15,458	518,770

		1,462,909

Biotechnology — 0.6%
AbbVie, Inc.	3,071	268,989
Alexion Pharmaceuticals, Inc. *	6,782	776,064
Biogen, Inc. *	4,810	1,364,501
Gilead Sciences, Inc.	4,097	258,889
Regeneron Pharmaceuticals, Inc. *	392	219,434
United Therapeutics Corp. *	683	68,983

		2,956,860

Building Products — 1.6%
Carrier Global Corp.	59,640	1,821,406
Fortune Brands Home & Security, Inc.	11,027	954,056
Johnson Controls International plc	34,370	1,404,014
Owens Corning	14,154	973,937
Trane Technologies plc	20,162	2,444,642

		7,598,055

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	77,794	2,671,446
Goldman Sachs Group, Inc. (The)	24,466	4,916,932
Morgan Stanley	100,043	4,837,079
Northern Trust Corp.	370	28,849
State Street Corp.	10,112	599,945

		13,054,251

Chemicals — 3.2%
Air Products & Chemicals, Inc.	7,452	2,219,653
Albemarle Corp.	9,985	891,461
Celanese Corp.	4,202	451,505
CF Industries Holdings, Inc.	25,378	779,358

	SHARES	VALUE†
Corteva, Inc.	18,513	$533,359
Dow, Inc.	31,294	1,472,383
DuPont de Nemours, Inc.	24,698	1,370,245
Eastman Chemical Co.	23,262	1,817,227
FMC Corp.	48	5,084
Linde PLC	16,893	4,022,730
LyondellBasell Industries NV, Class A	13,053	920,106
PPG Industries, Inc.	1,165	142,223
Valvoline, Inc.	20,825	396,508
Westlake Chemical Corp.	7,968	503,737

		15,525,579

Commercial Banks — 8.9%
Bank of America Corp.	271,093	6,530,630
Citigroup, Inc.	131,478	5,668,017
Citizens Financial Group, Inc.	18,613	470,537
East West Bancorp, Inc.	2,390	78,249
Fifth Third Bancorp	86,881	1,852,303
Huntington Bancshares, Inc.	122,871	1,126,727
JPMorgan Chase & Co.	141,383	13,610,941
KeyCorp	66,158	789,265
M&T Bank Corp.	3,071	282,808
People’s United Financial, Inc.	5,834	60,149
PNC Financial Services Group, Inc. (The)	21,675	2,382,299
Regions Financial Corp.	133,653	1,541,019
TCF Financial Corp.	3,510	81,994
Truist Financial Corp.	75,284	2,864,556
US Bancorp	22,217	796,479
Wells Fargo & Co.	185,472	4,360,447
Zions Bancorp NA	20,193	590,039

		43,086,459

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	36,633	3,419,691

Communications Equipment — 0.1%
Cisco Systems, Inc.	3,202	126,127
Juniper Networks, Inc.	28,774	618,641

		744,768

Computers & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	168,468	1,578,545
HP, Inc.	176,918	3,359,673
Western Digital Corp.	23,295	851,432
Xerox Holdings Corp.	34,600	649,442

		6,439,092

Construction & Engineering — 0.4%
AECOM *	11,462	479,570
Jacobs Engineering Group, Inc.	8,552	793,369
Quanta Services, Inc.	13,887	734,067

		2,007,006

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	1,112,782
Vulcan Materials Co.	11,511	1,560,201

		2,672,983

Consumer Finance — 1.2%
Ally Financial, Inc.	66,748	1,673,372
Capital One Financial Corp.	42,837	3,078,267
Santander Consumer USA Holdings, Inc.	15,524	282,382
Synchrony Financial	25,544	668,486

		5,702,507

Containers & Packaging — 0.6%
Amcor PLC	7,600	83,980
International Paper Co.	44,343	1,797,665
Packaging Corp. of America	2,898	316,027
Sonoco Products Co.	611	31,204
WestRock Co.	24,453	849,497

		3,078,373

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.3%
Genuine Parts Co.	2,168	$206,328
LKQ Corp. *	37,512	1,040,208

		1,246,536

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	122,153

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	54,711	11,650,160
Jefferies Financial Group, Inc.	6,993	125,874
Voya Financial, Inc.	4,101	196,561

		11,972,595

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	562,257	16,029,947
CenturyLink, Inc.	139,832	1,410,905
Verizon Communications, Inc.	38,810	2,308,807

		19,749,659

Electric Utilities — 0.1%
NRG Energy, Inc.	22,148	680,830

Electrical Equipment — 1.2%
AMETEK, Inc.	5,351	531,889
Eaton Corp. PLC	38,952	3,974,273
Emerson Electric Co.	8,842	579,770
Sensata Technologies Holding PLC *	14,040	605,686

		5,691,618

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	7,332	576,735
Corning, Inc.	84,494	2,738,451
Flex Ltd. *	31,420	350,019
Jabil, Inc.	496	16,993
SYNNEX Corp.	1,605	224,796
TE Connectivity Ltd.	20,879	2,040,713

		5,947,707

Energy Equipment & Services — 0.2%
Baker Hughes Co.	20,187	268,285
Halliburton Co.	11,311	136,298
National Oilwell Varco, Inc.	17,100	154,926
Schlumberger Ltd.	40,615	631,969
TechnipFMC PLC	2,113	13,333

		1,204,811

Entertainment — 1.5%
Activision Blizzard, Inc.	1,844	149,272
Liberty Media Corp-Liberty Formula One, Class A *	1,097	36,761
Liberty Media Corp-Liberty Formula One, Class C *	2,194	79,576
Madison Square Garden Entertainment Corp. *	443	30,341
Walt Disney Co. (The)	57,493	7,133,731

		7,429,681

Food & Staples Retailing — 2.4%
Kroger Co. (The)	62,007	2,102,657
US Foods Holding Corp. *	20,840	463,065
Walgreens Boots Alliance, Inc.	63,418	2,277,974
Walmart, Inc.	49,625	6,943,034

		11,786,730

	SHARES	VALUE†
Food Products — 2.5%
Archer-Daniels-Midland Co.	24,965	$1,160,623
Bunge Ltd.	12,845	587,017
Conagra Brands, Inc.	19,827	708,022
Ingredion, Inc.	3,073	232,565
J.M. Smucker Co. (The)	18,272	2,110,781
Kraft Heinz Co. (The)	3,992	119,560
Mondelez International, Inc., Class A	68,798	3,952,445
Post Holdings, Inc. *	8,176	703,136
Seaboard Corp.	22	62,407
Tyson Foods, Inc., Class A	41,844	2,488,881

		12,125,437

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	9,224	1,003,848
Becton Dickinson & Co.	3,126	727,358
Boston Scientific Corp. *	7,514	287,110
Danaher Corp.	30,502	6,567,995
Envista Holdings Corp.	14,141	349,000
Medtronic PLC	55,784	5,797,073
STERIS PLC	3,637	640,803
Zimmer Biomet Holdings, Inc.	6,835	930,517

		16,303,704

Health Care Providers & Services — 7.5%
Anthem, Inc.	25,760	6,918,879
Cardinal Health, Inc.	20,452	960,221
Centene Corp. *	32,696	1,907,158
CIGNA Corp.	30,656	5,193,433
CVS Health Corp.	109,386	6,388,142
DaVita, Inc. *	30,386	2,602,561
Henry Schein, Inc. *	3,777	222,012
Humana, Inc.	9,747	4,034,186
Laboratory Corp. of America Holdings *	16,237	3,056,940
McKesson Corp.	11,138	1,658,782
Quest Diagnostics, Inc.	19,764	2,262,780
Universal Health Services, Inc., Class B	10,322	1,104,661

		36,309,755

Health Care Technology — 0.1%
Change Healthcare, Inc. *	22,121	320,976

Hotels, Restaurants & Leisure — 0.9%
Aramark	24,025	635,461
Carnival Corp. @	27,865	422,991
Hyatt Hotels Corp., Class A @	3,874	206,755
MGM Resorts International	67,948	1,477,869
Royal Caribbean Cruises Ltd. @	26,539	1,717,870

		4,460,946

Household Durables — 2.6%
DR Horton, Inc.	63,140	4,775,278
Garmin Ltd.	12,982	1,231,473
Lennar Corp., Class A	23,116	1,888,115
Lennar Corp.,B Shares	573	37,623
Mohawk Industries, Inc. *	369	36,011
PulteGroup, Inc.	50,018	2,315,333
Toll Brothers, Inc.	4,225	205,588
Whirlpool Corp.	12,182	2,240,148

		12,729,569

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	$480,308

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	6,915	846,189
General Electric Co.	63,080	392,988

		1,239,177

Insurance — 4.0%
Aflac, Inc.	32,730	1,189,735
Alleghany Corp.	855	444,985
Allstate Corp. (The)	16,678	1,570,067
American Financial Group, Inc.	6,623	443,609
American International Group, Inc.	41,993	1,156,067
Arch Capital Group Ltd. *	11,691	341,962
Assurant, Inc.	4,786	580,590
Athene Holding Ltd., Class A *	1,982	67,547
Chubb Ltd.	11,440	1,328,413
Cincinnati Financial Corp.	370	28,849
CNA Financial Corp.	4,467	133,965
Everest Re Group Ltd.	3,050	602,497
Fidelity National Financial, Inc.	1,515	47,435
Hartford Financial Services Group, Inc. (The)	49,258	1,815,650
Lincoln National Corp.	15,935	499,244
Loews Corp.	23,090	802,377
Markel Corp. *	116	112,949
MetLife, Inc.	37,755	1,403,353
Old Republic International Corp.	23,484	346,154
Principal Financial Group, Inc.	32,419	1,305,513
Prudential Financial, Inc.	16,392	1,041,220
Reinsurance Group of America, Inc.	5,167	491,847
RenaissanceRe Holdings Ltd.	2,534	430,121
Travelers Companies, Inc. (The)	23,169	2,506,654
Unum Group	19,221	323,489
W. R. Berkley Corp.	5,014	306,606

		19,320,898

IT Services — 1.9%
Akamai Technologies, Inc. *	1,638	181,065
Amdocs Ltd.	15,213	873,378
Cognizant Technology Solutions Corp., Class A	13,013	903,362
DXC Technology Co.	20,249	361,445
Fidelity National Information Services, Inc.	25,931	3,817,303
Fiserv, Inc. *	7,058	727,327
Global Payments, Inc.	3,897	692,029
Leidos Holdings, Inc.	16,200	1,444,230

		9,000,139

Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc., Class A *	172	88,659
IQVIA Holdings, Inc. *	4,807	757,727
Thermo Fisher Scientific, Inc.	19,813	8,747,836

		9,594,222

Machinery — 2.8%
AGCO Corp.	8,548	634,860
Cummins, Inc.	8,463	1,787,047
Deere & Co.	2,574	570,476
Dover Corp.	8,822	955,775
Fortive Corp.	2,739	208,739
Ingersoll Rand, Inc. *	14,939	531,828
Oshkosh Corp.	7,274	534,639
Otis Worldwide Corp.	25,885	1,615,742
PACCAR, Inc.	16,406	1,399,104

	SHARES	VALUE†
Parker-Hannifin Corp.	3,737	$756,144
Pentair PLC	20,400	933,708
Snap-On, Inc.	6,351	934,423
Stanley Black & Decker, Inc.	14,985	2,430,567
Westinghouse Air Brake Technologies Corp.	5,333	330,006

		13,623,058

Media — 6.9%
Charter Communications, Inc., Class A *	18,382	11,476,618
Comcast Corp., Class A	381,702	17,657,535
Discovery, Inc., Class A *@	21,200	461,524
Discovery, Inc., Class C *	35,235	690,606
DISH Network Corp., Class A *	12,654	367,346
Fox Corp. Class A	24,883	692,494
Fox Corp. Class B *	8,600	240,542
Interpublic Group of Cos., Inc. (The)	13,320	222,044
Liberty Broadband Corp., Class C *	3,887	555,336
Liberty Media Corp-Liberty Siriusxm, Class A *	4,389	145,583
Liberty Media Corp-Liberty Siriusxm, Class C *	8,778	290,376
News Corp., Class A	8,320	116,646
News Corp., Class B	1,734	24,241
ViacomCBS, Inc. Class B	24,269	679,775

		33,620,666

Metals & Mining — 2.0%
Arconic Corp. *	10,695	203,740
Freeport-McMoRan, Inc.	116,560	1,822,998
Newmont Corp.	46,812	2,970,221
Nucor Corp.	56,664	2,541,947
Reliance Steel & Aluminum Co.	10,063	1,026,828
Royal Gold, Inc.	1,245	149,612
Steel Dynamics, Inc.	33,820	968,267

		9,683,613

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	115,223

Multiline Retail — 0.8%
Dollar Tree, Inc. *	11,441	1,045,021
Kohl’s Corp.	2,215	41,044
Target Corp.	19,247	3,029,863

		4,115,928

Oil, Gas & Consumable Fuels — 6.7%
Cabot Oil & Gas Corp.	7,836	136,033
Chevron Corp.	137,471	9,897,912
Cimarex Energy Co.	937	22,797
Concho Resources, Inc.	15,174	669,477
ConocoPhillips	93,494	3,070,343
EOG Resources, Inc.	11,117	399,545
Exxon Mobil Corp.	253,203	8,692,459
Hess Corp.	21,400	875,902
HollyFrontier Corp.	15,834	312,088
Kinder Morgan, Inc.	93,214	1,149,329
Marathon Petroleum Corp.	66,292	1,945,007
Occidental Petroleum Corp.	63,984	640,480
Phillips 66	25,426	1,318,084
Pioneer Natural Resources Co.	11,504	989,229
Valero Energy Corp.	50,851	2,202,865
Williams Cos., Inc. (The)	12,515	245,920

		32,567,470

Personal Products — 0.0%
Coty, Inc., Class A	22,181	59,889

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	42,760	$2,578,001
Jazz Pharmaceuticals PLC *	4,730	674,451
Mylan NV *	65,716	974,568
Perrigo Co. PLC	8,476	389,133
Pfizer, Inc.	439,643	16,134,898

		20,751,051

Professional Services — 0.2%
Manpowergroup, Inc.	8,693	637,458
Nielsen Holdings PLC	25,197	357,293

		994,751

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	17,867	839,213
Jones Lang LaSalle, Inc.	5,491	525,269

		1,364,482

Road & Rail — 1.9%
AMERCO	2,003	713,028
Kansas City Southern	14,222	2,571,764
Norfolk Southern Corp.	26,830	5,741,352

		9,026,144

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	10,368	1,210,361
Intel Corp.	332,701	17,227,258
Lam Research Corp.	1,417	470,090
Marvell Technology Group Ltd.	18,929	751,481
Microchip Technology, Inc.	4,042	415,356
Micron Technology, Inc. *	105,818	4,969,213
ON Semiconductor Corp. *	41,142	892,370
Qorvo, Inc. *	11,125	1,435,236
Skyworks Solutions, Inc.	10,310	1,500,105

		28,871,470

Software — 0.1%
NortonLifeLock, Inc.	3,129	65,208
SS&C Technologies Holdings, Inc.	7,467	451,903

		517,111

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	757,062
Carmax, Inc. *	8,119	746,217
Tiffany & Co.	911	105,540

		1,608,819

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	7,382	440,262
Ralph Lauren Corp.	4,113	279,561
Tapestry, Inc.	12,722	198,845

		918,668

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	69,757

Trading Companies & Distributors — 0.2%
United Rentals, Inc. *	5,460	952,770

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	28,843	3,298,485

TOTAL COMMON STOCKS (Identified Cost $384,769,975)		483,753,003

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.027%	1,280,057	$1,280,057

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%	$432,129	432,129

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,712,186)		1,712,186

Total Investments — 100.0% (Identified Cost $386,482,161)		485,465,189

Liabilities, Less Cash and Other Assets — 0.0%		(142,634)

Net Assets — 100.0%		$485,322,555

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $2,886,255.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	19.5%
Health Care	17.7%
Communication Services	13.3%
Industrials	12.8%
Information Technology	10.7%
Consumer Discretionary	7.0%
Energy	7.0%
Materials	6.4%
Consumer Staples	5.3%
Utilities	0.3%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.3%
AAR Corp.	4,633	$87,100
Aerojet Rocketdyne Holdings, Inc. *	16,439	655,752
Aerovironment, Inc. *	3,622	217,356
Astronics Corp. *	4,622	35,682
Astronics Corp. Class B *	693	5,371
Axon Enterprise, Inc. *	5,723	519,076
Bluegreen Vacations Holding Corp.	417	5,584
BWX Technologies, Inc.	4,385	246,919
CPI Aerostructures, Inc. *	1,342	3,596
Cubic Corp.	4,100	238,497
Curtiss-Wright Corp.	2,920	272,319
Ducommun, Inc. *	2,355	77,526
Glatfelter Corp.	8,848	121,837
HEXCEL Corp.	6,425	215,559
Innovative Solutions & Support, Inc.	3,248	22,216
Kaman Corp.	3,434	133,823
Kratos Defense & Security Solutions, Inc. *	13,281	256,058
Mercury Systems, Inc. *	5,184	401,553
Moog, Inc., Class A	6,005	381,498
National Presto Industries, Inc.	972	79,568
Park Aerospace Corp.	3,167	34,584
SIFCO Industries, Inc. *	1,187	4,368
Spirit Aerosystems Holdings, Inc., Class A	4,753	89,879
Textron, Inc.	11,901	429,507
Vectrus, Inc. *	2,671	101,498

		4,636,726

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. *	12,229	306,459
Atlas Air Worldwide Holdings, Inc. *	5,507	335,376
Echo Global Logistics, Inc. *	4,035	103,982
Forward Air Corp.	5,515	316,451
HUB Group, Inc., Class A *	6,511	326,820
Radiant Logistics, Inc. *	9,354	48,079
XPO Logistics, Inc. *@	6,688	566,206

		2,003,373

Airlines — 0.5%
Alaska Air Group, Inc.	8,750	320,512
Allegiant Travel Co.	3,245	388,751
American Airlines Group, Inc. @	18,300	224,907
Hawaiian Holdings, Inc.	9,213	118,756
JetBlue Airways Corp. *	21,174	239,901
Skywest, Inc.	10,165	303,527
Spirit Airlines, Inc. *	3,315	53,372

		1,649,726

Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	22,774	131,406
Autoliv, Inc.	6,220	453,314
BorgWarner, Inc.	14,240	551,657
Cooper Tire & Rubber Co.	9,331	295,793
Cooper-Standard Holdings, Inc. *	3,482	45,997
Dana, Inc.	26,955	332,086
Delphi Technologies PLC *	2,052	34,289
Dorman Products, Inc. *	5,055	456,871
Fox Factory Holding Corp. *	7,375	548,184
Gentex Corp.	17,424	448,668
Gentherm, Inc. *	6,526	266,913
Goodyear Tire & Rubber Co. (The)	30,115	230,982
Horizon Global Corp. *	3,431	19,728
LCI Industries	4,945	525,604
Lear Corp.	4,555	496,723
Modine Manufacturing Co. *	11,514	71,962

	SHARES	VALUE†
Motorcar Parts of America, Inc. *	2,267	$35,274
Standard Motor Products, Inc.	4,549	203,113
Stoneridge, Inc. *	5,532	101,623
Strattec Security Corp.	1,541	30,666
Superior Industries International, Inc. *	3,031	3,789
Tenneco, Inc. Class A *@	5,563	38,607
Visteon Corp. *	5,114	353,991

		5,677,240

Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	266,922
Thor Industries, Inc.	875	83,352
Winnebago Industries, Inc.	6,582	340,092

		690,366

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A *	1,852	1,635,983
Coca-Cola Consolidated, Inc.	1,354	325,881
Craft Brew Alliance, Inc. *Δ	4,918	81,147
MGP Ingredients, Inc.	2,096	83,295
Molson Coors Brewing Co., Class B	12,855	431,414
National Beverage Corp. *@	4,756	323,455

		2,881,175

Biotechnology — 1.8%
Acadia Pharmaceuticals, Inc. *	8,765	361,556
Aduro Biotech, Inc. *	1,186	2,882
Adverum Biotechnologies, Inc. *	8,282	85,305
Agios Pharmaceuticals, Inc. *	1,978	69,230
Alkermes PLC *	4,984	82,585
Anika Therapeutics, Inc. *	1,795	63,525
Applied Genetic Technologies Corp. *	2,241	10,891
Aravive, Inc. *@	1,937	9,104
Ardelyx, Inc. *	10,642	55,871
BioSpecifics Technologies Corp. *	1,701	89,864
Bluebird Bio, Inc. *	4,559	245,958
Calithera Biosciences, Inc. *	3,632	12,530
Cellular Biomedicine Group, Inc. *	2,000	36,680
Chimerix, Inc. *	13,027	32,437
Concert Pharmaceuticals, Inc. *	4,026	39,535
Corvus Pharmaceuticals, Inc. *@	1,065	4,271
Emergent BioSolutions, Inc. *	9,016	931,623
Enanta Pharmaceuticals, Inc. *	3,246	148,602
Exelixis, Inc. *	21,779	532,497
Five Prime Therapeutics, Inc. *	4,603	21,634
Immunomedics, Inc. *	9,602	816,458
Ionis Pharmaceuticals, Inc. *	8,368	397,062
Karyopharm Therapeutics, Inc. *@	2,354	34,368
Kindred Biosciences, Inc. *	3,345	14,350
Ligand Pharmaceuticals, Inc. *@	1,875	178,725
MacroGenics, Inc. *	2,337	58,869
Madrigal Pharmaceuticals, Inc. *@	101	11,992
MEI Pharma, Inc. *	6,204	19,357
Merrimack Pharmaceuticals, Inc. @	4,336	17,344
Minerva Neurosciences, Inc. *@	5,077	16,145
Myriad Genetics, Inc. *	9,211	120,111
Neoleukin Therapeutics, Inc. *@	1,970	23,640
Neurocrine Biosciences, Inc. *	7,422	713,700
OPKO Health, Inc. *@	23,063	85,102
PDL BioPharma, Inc. *	18,262	57,525
Pfenex, Inc. *	2,903	37,013
Retrophin, Inc. *	8,973	165,642
Sage Therapeutics, Inc. *	3,009	183,910
Sarepta Therapeutics, Inc. *	4,098	575,482
Spectrum Pharmaceuticals, Inc. *	4,922	20,082
Syndax Pharmaceuticals, Inc. *	6,974	102,936
United Therapeutics Corp. *	1,004	101,404
Verastem, Inc. *@	9,653	11,680

		6,599,477

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products — 2.8%
A.O. Smith Corp.	10,163	$536,606
AAON, Inc.	11,897	716,794
Advanced Drainage Systems, Inc.	11,336	707,820
American Woodmark Corp. *	3,248	255,098
Apogee Enterprises, Inc.	5,443	116,317
Armstrong Flooring, Inc. *	5,675	19,579
Armstrong World Industries, Inc.	7,583	521,786
Builders FirstSource, Inc. *	23,094	753,326
Cornerstone Building Brands, Inc. *	3,775	30,125
CSW Industrials, Inc.	1,329	102,665
Fortune Brands Home & Security, Inc.	9,604	830,938
Gibraltar Industries, Inc. *	4,189	272,871
Griffon Corp.	9,303	181,781
Insteel Industries, Inc.	2,278	42,599
Lennox International, Inc.	1,823	496,968
Masonite International Corp. *	169	16,630
Owens Corning	7,572	521,029
Patrick Industries, Inc.	4,397	252,915
PGT Innovations, Inc. *	10,742	188,200
Quanex Building Products Corp.	3,883	71,603
Simpson Manufacturing Co., Inc.	9,021	876,480
Trex Co., Inc. *	25,696	1,839,834
UFP Industries, Inc.	13,969	789,388

		10,141,352

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	2,857	195,362
Ares Management Corp., Class A	2,545	102,869
Artisan Partners Asset Management, Inc., Class A	10,977	427,993
BGC Partners, Inc., Class A	58,742	140,981
Blucora, Inc. *	10,400	97,968
BrightSphere Investment Group PLC	5,801	74,833
Calamos Asset Management, Inc. §	5,037	—
Cohen & Steers, Inc.	7,453	415,430
Cowen Group, Inc. Class A	3,899	63,437
Diamond Hill Investment Group, Inc.	739	93,351
Donnelley Financial Solutions, Inc. *	7,095	94,789
Eaton Vance Corp.	6,683	254,956
Evercore, Inc., Class A	4,605	301,443
Federated Investors, Inc.	20,626	443,665
GAMCO Investors, Inc., Class A	1,700	19,669
Greenhill & Co., Inc.	3,087	35,037
Houlihan Lokey, Inc.	1,002	59,168
Interactive Brokers Group, Inc., Class A	7,253	350,538
Invesco Ltd.	27,257	311,002
Janus Henderson Group PLC	16,584	360,205
Lazard Ltd., Class A	7,639	252,469
LPL Financial Holdings, Inc.	6,530	500,655
Manning & Napier, Inc. @	2,524	10,778
Moelis & Co., Class A	3,839	134,903
Morningstar, Inc.	3,198	513,631
Oppenheimer Holdings, Inc.	1,743	38,904
Piper Jaffray Cos.	2,887	210,751
PJT Partners, Inc., Class A	597	36,184
Pzena Investment Management, Inc.	4,481	24,018

	SHARES	VALUE†
Raymond James Financial, Inc.	177	$12,879
Safeguard Scientifics, Inc.	2,580	14,138
SEI Investments Co.	2,881	146,124
Silvercrest Asset Management Group, Inc., Class A	759	7,939
Stifel Financial Corp.	12,616	637,865
Stonex Group, Inc. *	3,859	197,426
Virtu Financial, Inc.	5,099	117,328
Virtus Investment Partners, Inc.	1,373	190,366
Waddell & Reed Financial, Inc., Class A @	3,742	55,569
Westwood Holdings Group, Inc.	1,610	17,935
WisdomTree Investments, Inc.	24,211	77,475

		7,040,033

Chemicals — 2.9%
Advanced Emissions Solutions, Inc. @	2,266	9,200
AdvanSix, Inc. *	6,440	82,947
AgroFresh Solutions, Inc. *	3,359	8,162
Albemarle Corp.	8,394	749,416
American Vanguard Corp.	6,147	80,772
Ashland Global Holdings, Inc.	3,607	255,808
Avient Corp.	11,830	313,022
Axalta Coating Systems Ltd. *	18,164	402,696
Balchem Corp.	7,047	687,999
Cabot Corp.	6,650	239,600
CF Industries Holdings, Inc.	10,240	314,470
Chase Corp.	1,731	165,137
Chemours Co. (The)	10,027	209,665
Core Molding Technologies, Inc. *	1,500	13,290
Eastman Chemical Co.	7,279	568,636
Element Solutions, Inc. *	30,212	317,528
Ferro Corp. *	16,853	208,977
Flotek Industries, Inc. *	6,893	18,680
FutureFuel Corp.	9,573	108,845
GCP Applied Technologies, Inc. *	2,256	47,263
H.B. Fuller Co.	9,613	440,083
Hawkins, Inc.	2,398	110,548
Huntsman Corp.	13,650	303,167
Ingevity Corp. *	948	46,869
Innospec, Inc.	4,736	299,884
Intrepid Potash, Inc. *	1,589	13,411
Koppers Holdings, Inc. *	4,597	96,123
Kraton Corp. *	6,776	120,748
Kronos Worldwide, Inc.	10,857	139,621
Minerals Technologies, Inc.	6,456	329,902
Mosaic Co. (The)	23,505	429,436
NewMarket Corp.	570	195,122
Olin Corp.	2,299	28,462
Rayonier Advanced Materials, Inc. *	12,548	40,154
RPM International, Inc.	6,495	538,046
Scotts Miracle-Gro Co. (The)	3,752	573,718
Sensient Technologies Corp.	8,813	508,863
Stepan Co.	3,991	435,019
Trecora Resources *	5,488	33,696
Tredegar Corp.	5,653	84,060
Trinseo SA	6,991	179,249
Tronox Holdings PLC Class A *	12,458	98,044
Valvoline, Inc.	3,829	72,904
W.R. Grace & Co.	4,369	176,027
Westlake Chemical Corp.	4,157	262,806

		10,358,075

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks — 7.0%
1st Source Corp.	4,820	$148,649
Allegiance Bancshares, Inc.	1,614	37,719
Altabancorp	3,598	72,392
American National Bankshares, Inc.	1,508	31,547
Ameris Bancorp	9,958	226,843
AmeriServ Financial, Inc.	4,400	12,364
Arrow Financial Corp.	3,258	81,740
Associated Banc-Corp.	20,843	263,039
Atlantic Capital Bancshares, Inc. *	2,502	28,398
Atlantic Union Bankshares Corp.	9,916	211,905
Banc of California, Inc.	6,945	70,283
Bancfirst Corp.	6,141	250,798
Bancorp, Inc. (The) *	9,002	77,777
BancorpSouth Bank	13,791	267,270
Bank of Hawaii Corp.	3,915	197,786
Bank of Marin Bancorp	1,580	45,757
Bank OZK	3,630	77,392
BankFinancial Corp.	3,364	24,288
BankUnited, Inc.	3,750	82,163
Bankwell Financial Group, Inc.	326	4,613
Banner Corp.	4,653	150,106
Bar Harbor Bankshares	2,489	51,149
BCB Bancorp, Inc.	878	7,024
Berkshire Hills Bancorp, Inc.	5,886	59,507
BOK Financial Corp.	4,438	228,601
Boston Private Financial Holdings, Inc.	14,824	81,828
Bridge Bancorp, Inc.	2,156	37,579
Brookline Bancorp, Inc.	12,654	109,394
Bryn Mawr Bank Corp.	2,363	58,768
C&F Financial Corp.	962	28,571
Cadence BanCorp	6,063	52,081
Camden National Corp.	1,756	53,075
Capital City Bank Group, Inc.	1,890	35,513
Cathay General Bancorp	10,686	231,672
Central Pacific Financial Corp.	3,916	53,140
Central Valley Community Bancorp	2,688	33,197
Century Bancorp, Inc.	462	30,372
CIT Group, Inc.	6,260	110,865
Citizens & Northern Corp.	852	13,836
Citizens Community Bancorp, Inc.	400	2,756
Citizens Financial Group, Inc.	2,800	70,784
City Holding Co.	3,198	184,237
Civista Bancshares, Inc.	270	3,380
CNB Financial Corp.	3,264	48,536
Columbia Banking System, Inc.	12,173	290,326
Comerica, Inc.	7,422	283,892
Commerce Bancshares, Inc.	8,130	457,638
Community Bank System, Inc.	8,597	468,193
Community Trust Bancorp, Inc.	2,206	62,342
Connectone Bancorp, Inc.	4,989	70,195
Cullen/Frost Bankers, Inc.	4,337	277,351
Customers Bancorp, Inc. *	5,348	59,898
CVB Financial Corp.	22,499	374,158
Dime Community Bancshares, Inc.	6,456	73,017
Eagle Bancorp, Inc.	6,328	169,527
East West Bancorp, Inc.	11,036	361,319
Enterprise Bancorp, Inc.	331	6,958
Enterprise Financial Services Corp.	3,286	89,609
Equity Bancshares, Inc., Class A *	2,190	33,945
Farmers & Merchants Bancorp, Inc./Archbold OH @	1,205	24,112
Farmers National Banc Corp.	3,991	43,582

	SHARES	VALUE†
FB Financial Corp.	3,274	$82,243
Financial Institutions, Inc.	1,855	28,567
First Bancorp	25,861	134,994
First Bancorp, Inc.	2,600	54,808
First Bancorp/Southern Pines NC	3,300	69,069
First Busey Corp.	6,992	111,103
First Business Financial Services, Inc.	551	7,874
First Citizens Bancshares, Inc., Class A	551	175,648
First Commonwealth Financial Corp.	16,841	130,349
First Community Bancshares, Inc.	3,404	61,442
First Financial Bancorp	12,704	152,512
First Financial Bankshares, Inc.	20,796	580,416
First Financial Corp.	1,882	59,095
First Financial Northwest, Inc.	2,239	20,420
First Foundation, Inc.	4,921	64,317
First Hawaiian, Inc.	1,200	17,364
First Horizon National Corp.	39,608	373,503
First Internet Bancorp	1,284	18,913
First Interstate Bancsystem, Inc.	6,668	212,376
First Merchants Corp.	6,709	155,380
First Mid Bancshares, Inc.	500	12,475
First Midwest Bancorp, Inc.	13,739	148,106
First of Long Island Corp. (The)	4,434	65,668
Flushing Financial Corp.	4,840	50,917
FNB Corp.	24,564	166,544
Fulton Financial Corp.	20,805	194,111
German American Bancorp, Inc.	4,050	109,917
Glacier Bancorp, Inc.	14,868	476,519
Great Southern Bancorp, Inc.	2,813	101,887
Great Western Bancorp, Inc.	1,271	15,824
Hancock Whiteny Corp.	7,368	138,592
Hanmi Financial Corp.	3,586	29,441
Harborone Bancorp, Inc. *	7,533	60,791
Heartland Financial USA, Inc.	5,400	161,973
Heritage Commerce Corp.	9,426	62,730
Heritage Financial Corp.	5,733	105,430
Hilltop Holdings, Inc.	25,969	534,442
Home Bancshares, Inc.	14,737	223,413
HomeTrust Bancshares, Inc.	2,644	35,906
Hope Bancorp, Inc.	21,412	162,410
Horizon Bancorp, Inc.	5,096	51,419
Howard Bancorp, Inc. *	499	4,481
Huntington Bancshares, Inc.	75,635	693,573
Independent Bank Corp.	5,303	277,771
Independent Bank Group, Inc.	2,477	109,434
International Bancshares Corp.	8,343	217,419
Investors Bancorp, Inc.	2,762	20,052
Lakeland Bancorp, Inc.	6,732	66,983
Lakeland Financial Corp.	5,055	208,266
Live Oak Bancshares, Inc.	500	12,665
Macatawa Bank Corp.	6,741	44,019
Mercantile Bank Corp.	3,005	54,150
Midland States Bancorp, Inc.	1,086	13,955
MidWestOne Financial Group, Inc.	613	10,954
National Bank Holdings Corp.	3,824	100,380
NBT Bancorp, Inc.	7,712	206,836
Nicolet Bankshares, Inc. *	1,020	55,702
Northeast Bank *	2,190	40,296
Northrim Bancorp, Inc.	1,380	35,176
OceanFirst Financial Corp.	7,799	106,768
OFG Bancorp	8,569	106,770
Old National Bancorp	21,721	272,816
Old Second Bancorp, Inc.	2,244	16,819
Pacific Mercantile Bancorp *	2,500	9,300

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Pacific Premier Bancorp, Inc.	10,374	$208,932
PacWest Bancorp	6,913	118,074
Park National Corp.	2,148	176,050
Peapack Gladstone Financial Corp.	3,530	53,480
Penns Woods Bancorp, Inc.	1,738	34,499
People’s United Financial, Inc.	41,235	425,133
Peoples Bancorp, Inc.	3,095	59,084
Pinnacle Financial Partners, Inc.	3,114	110,827
Popular, Inc.	10,180	369,229
Preferred Bank	2,886	92,698
Premier Financial Bancorp, Inc.	1,726	18,641
Prosperity Bancshares, Inc.	9,198	476,732
QCR Holdings, Inc.	1,914	52,463
Regions Financial Corp.	9,622	110,942
Renasant Corp.	6,735	153,019
Republic Bancorp, Inc.	2,887	81,298
Republic First Bancorp, Inc. *	3,546	7,021
S&T Bancorp, Inc.	6,188	109,466
Sandy Spring Bancorp, Inc.	5,644	130,264
Seacoast Banking Corp. of Florida *	5,668	102,194
Select Bancorp, Inc. *	200	1,438
ServisFirst Bancshares, Inc.	6,378	217,043
Sierra Bancorp	2,800	47,012
Signature Bank	4,291	356,110
Simmons First National Corp., Class A	13,092	207,574
South State Corp.	10,037	483,282
Southern First Bancshares, Inc. *	1,759	42,480
Southern National Bancorp of Virginia, Inc.	3,875	33,635
Southside Bancshares, Inc.	4,400	107,492
Sterling Bancorp	32,381	340,648
Stock Yards Bancorp, Inc.	4,336	147,597
Summit Financial Group, Inc.	392	5,806
Synovus Financial Corp.	10,832	229,313
TCF Financial Corp.	32,127	750,487
Texas Capital Bancshares, Inc. *	3,548	110,449
Tompkins Financial Corp.	2,420	137,480
TowneBank	6,582	107,945
Trico Bancshares	3,645	89,266
TriState Capital Holdings, Inc. *	3,611	47,810
Triumph Bancorp, Inc. *	2,765	86,102
Trustmark Corp.	8,464	181,214
UMB Financial Corp.	8,323	407,910
Umpqua Holdings Corp.	9,156	97,237
United Bankshares, Inc.	16,053	344,658
United Community Banks, Inc.	10,212	172,889
Univest Financial Corp	3,363	48,326
Valley National Bancorp	66,763	457,327
Veritex Holdings, Inc.	3,570	60,797
Washington Trust Bancorp, Inc.	3,000	91,980
Webster Financial Corp.	3,323	87,760
WesBanco, Inc.	8,812	188,224
West Bancorp, Inc.	3,998	63,328
Westamerica Bancorp	5,029	273,326
Western Alliance Bancorp	5,446	172,203
Wintrust Financial Corp.	5,592	223,960
Zions Bancorp NA	11,502	336,088

		24,844,491

	SHARES	VALUE†
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	12,972	$475,554
ACCO Brands Corp.	19,452	112,822
ARC Document Solutions, Inc.	5,486	4,937
Brady Corp., Class A	9,427	377,269
Brink’s Co. (The)	7,356	302,258
Casella Waste Systems, Inc., Class A *	8,966	500,751
Ceco Environmental Corp. *	4,211	30,698
Cimpress PLC *@	5,704	428,713
Clean Harbors, Inc. *	9,354	524,105
Covanta Holding Corp.	25,646	198,756
Deluxe Corp.	7,326	188,498
Ennis, Inc.	5,800	101,152
Harsco Corp. *	14,561	202,543
Healthcare Services Group, Inc.	7,841	168,817
Heritage-Crystal Clean, Inc. *	3,229	43,107
Herman Miller, Inc.	12,375	373,230
HNI Corp.	7,981	250,444
Iaa, Inc. *	8,384	436,555
Interface, Inc.	12,507	76,543
KAR Auction Services, Inc. @	5,924	85,306
Kimball International, Inc.	7,180	75,677
Knoll, Inc.	10,471	126,280
Matthews International Corp.	5,546	124,009
Mcgrath Rentcorp	4,689	279,417
MSA Safety, Inc.	6,150	825,145
NL Industries, Inc.	7,891	33,537
Pico Holdings, Inc. *	2,830	25,357
Pitney Bowes, Inc.	4,177	22,180
Quad/Graphics, Inc.	4,591	13,911
SP Plus Corp. *	4,136	74,241
Steelcase, Inc., Class A	16,551	167,331
Stericycle, Inc. *	5,435	342,731
Team, Inc. *	5,503	30,266
Terminix Global Holdings, Inc.	10,611	423,167
Tetra Tech, Inc.	10,891	1,040,090
UniFirst Corp.	3,000	568,110
US Ecology, Inc.	4,572	149,367
Viad Corp.	2,833	59,011
Virco Manufacturing Corp. *	2,494	5,362
VSE Corp.	2,564	78,561

		9,345,808

Communications Equipment — 1.2%
Acacia Communications, Inc. *	545	36,733
ADTRAN, Inc.	9,651	98,971
Applied Optoelectronics, Inc. *@	4,381	49,286
Bk Technologies Corp. *	2,000	5,840
CalAmp Corp. *	5,414	38,927
Ciena Corp. *	27,004	1,071,789
Clearfield, Inc. *	3,231	65,169
CommScope Holding Co., Inc. *	3,352	30,168
Communications Systems, Inc.	1,418	5,431
Comtech Telecommunications Corp.	3,207	44,898
Digi International, Inc. *	3,397	53,095
F5 Networks, Inc. *	3,585	440,131
Harmonic, Inc. *	10,330	57,641
Infinera Corp. *@	22,351	137,682
InterDigital, Inc.	4,762	271,720
Juniper Networks, Inc.	20,091	431,957
KVH Industries, Inc. *	5,534	49,861

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Lantronix, Inc. *	1,100	$5,291
Lumentum Holdings, Inc. *@	5,615	421,855
NETGEAR, Inc. *	4,009	123,557
NetScout Systems, Inc. *	10,959	239,235
Network-1 Technologies, Inc.	1,343	3,559
Optical Cable Corp. *	374	1,156
PC-Tel, Inc.	4,100	23,206
Ribbon Communications, Inc. *	13,960	54,025
Tessco Technologies, Inc.	1,000	5,370
Viasat, Inc. *	4,646	159,776
Viavi Solutions, Inc. *	33,947	398,198

		4,324,527

Computers & Peripherals — 0.2%
AstroNova, Inc.	1,572	12,608
Avid Technology, Inc. *	11,059	94,665
Intevac, Inc. *	4,883	26,905
Pure Storage, Inc., Class A *@	8,857	136,309
Super Micro Computer, Inc. *	1,663	43,903
Xerox Holdings Corp.	28,195	529,220

		843,610

Construction & Engineering — 1.4%
AECOM *	10,667	446,307
Aegion Corp. *	6,020	85,063
Ameresco, Inc. *	6,298	210,353
Arcosa, Inc.	1,853	81,699
Argan, Inc.	1,886	79,042
Comfort Systems USA, Inc.	6,794	349,959
Dycom Industries, Inc. *	6,260	330,653
EMCOR Group, Inc.	9,013	610,270
Fluor Corp.	6,585	58,014
Goldfield Corp. (The) *	8,102	34,272
Granite Construction, Inc. @	8,365	147,308
Great Lakes Dredge & Dock Corp. *	14,501	137,905
IES Holdings, Inc. *	4,932	156,690
MasTec, Inc. *	7,480	315,656
MYR Group, Inc. *	3,408	126,709
Northwest Pipe Co. *	1,211	32,043
NV5 Global, Inc. *	2,453	129,445
Orion Marine Group, Inc. *	3,431	9,435
Primoris Services Corp.	10,526	189,889
Quanta Services, Inc.	9,091	480,550
Sterling Construction Co., Inc. *	5,413	76,648
Tutor Perini Corp. *	7,646	85,100
Valmont Industries, Inc.	3,572	443,571
WillScot Mobile Mini Holdings Corp. *	21,315	355,534

		4,972,115

Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	124,214
Forterra, Inc. *	1,512	17,872
Summit Materials, Inc., Class A *	5,300	87,662
United States Lime & Minerals, Inc.	1,398	125,960
US Concrete, Inc. *	3,055	88,717

		444,425

Consumer Finance — 1.3%
Ally Financial, Inc.	24,885	623,867
Atlanticus Holdings Corp. *	5,476	65,164
Consumer Portfolio Services, Inc. *	7,272	23,998
Credit Acceptance Corp. *@	760	257,367
Encore Capital Group, Inc. *	6,224	240,184
Enova International, Inc. *	6,159	100,946

	SHARES	VALUE†
Ezcorp, Inc. *	7,567	$38,062
FirstCash, Inc.	9,294	531,710
Green Dot Corp., Class A *	9,784	495,168
LendingClub Corp. *	8,351	39,333
LendingTree, Inc. *@	2,115	649,072
Navient Corp.	25,118	212,247
Nelnet, Inc., Class A	3,676	221,479
OneMain Holdings, Inc.	8,524	266,375
PRA Group, Inc. *	6,137	245,173
Regional Management Corp. *	2,592	43,183
Santander Consumer USA Holdings, Inc.	16,393	298,189
SLM Corp.	14,278	115,509
World Acceptance Corp. *@	1,107	116,844

		4,583,870

Containers & Packaging — 1.2%
AptarGroup, Inc.	4,532	513,022
Avery Dennison Corp.	126	16,108
Berry Plastics Group, Inc. *	10,559	510,211
Crown Holdings, Inc. *	5,848	449,477
Graphic Packaging Holding Co.	8,918	125,655
Greif, Inc.	1,193	47,100
Greif, Inc., Class A	5,187	187,821
Myers Industries, Inc.	6,712	88,800
Packaging Corp. of America	1,500	163,575
Sealed Air Corp.	12,255	475,617
Silgan Holdings, Inc.	16,218	596,336
Sonoco Products Co.	7,641	390,226
UFP Technologies, Inc. *	913	37,816
WestRock Co.	17,752	616,704

		4,218,468

Distributors — 0.5%
Core-Mark Holding Co., Inc.	8,353	241,652
LKQ Corp. *	16,731	463,951
Pool Corp.	3,189	1,066,848
Weyco Group, Inc.	1,489	24,077

		1,796,528

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	8,240	202,210
American Public Education, Inc. *	2,524	71,152
Bright Horizons Family Solutions, Inc. *	3,373	512,831
Carriage Services, Inc.	3,469	77,393
Chegg, Inc. *@	6,405	457,573
Collectors Universe, Inc.	1,790	88,587
Frontdoor, Inc. *	2,710	105,446
Graham Holdings Co., Class B	523	211,349
Grand Canyon Education, Inc. *	7,185	574,369
H&R Block, Inc.	13,196	214,963
Houghton Mifflin Harcourt Co. *	14,959	25,879
K12, Inc. *	8,196	215,883
Laureate Education, Inc. Class A *	2,699	35,843
Perdoceo Education Corp. *	12,403	151,813
Regis Corp. *@	5,410	33,217
Service Corp. International	12,310	519,236
Strategic Education, Inc.	3,002	274,593
Universal Technical Institute, Inc. *	5,900	29,972
WW International, Inc. *	6,398	120,730
Zovio, Inc. *	3,315	13,260

		3,936,299

Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.	1,856	62,584
Cannae Holdings, Inc. *	4,237	157,871
CCUR Holdings, Inc.	1,362	4,120

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Equitable Holdings, Inc.	31,456	$573,757
Jefferies Financial Group, Inc.	24,499	440,982
Marlin Business Services Corp.	3,196	22,532
On Deck Capital, Inc. *	7,968	12,749
Voya Financial, Inc.	11,507	551,531

		1,826,126

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.	2,448	4,896
ATN International, Inc.	2,516	126,152
Cincinnati Bell, Inc. *	6,675	100,125
Cogent Communications Holdings, Inc.	11,353	681,748
Consolidated Communications Holdings, Inc. *	8,637	49,144
GCI Liberty, Inc., Class A *	8,984	736,329
IDT Corp., Class B *	6,820	44,876
Orbcomm, Inc. *	11,555	39,287
Vonage Holdings Corp. *	29,244	299,166

		2,081,723

Electric Utilities — 1.0%
Allete, Inc.	3,475	179,797
Genie Energy Ltd.	4,900	39,200
Hawaiian Electric Industries, Inc.	8,115	269,743
IDACORP, Inc.	3,214	256,799
MGE Energy, Inc.	7,061	442,442
NRG Energy, Inc.	14,764	453,845
OGE Energy Corp.	10,491	314,625
Otter Tail Corp.	7,365	266,392
Pinnacle West Capital Corp.	5,390	401,824
PNM Resources, Inc.	15,409	636,854
Portland General Electric Co.	6,399	227,164
Spark Energy, Inc., Class A	2,000	16,640

		3,505,325

Electrical Equipment — 2.0%
Acuity Brands, Inc.	2,065	211,353
Allied Motion Technologies, Inc.	2,312	95,439
Atkore International Group, Inc. *	9,186	208,798
AZZ, Inc.	5,198	177,356
Encore Wire Corp.	2,652	123,106
EnerSys	8,454	567,432
Generac Holdings, Inc. *	14,198	2,749,301
Hubbell, Inc.	4,209	575,960
LSI Industries, Inc.	3,137	21,175
nVent Electric PLC	1,295	22,908
Powell Industries, Inc.	1,380	33,299
Preformed Line Products Co.	1,398	68,111
Regal Beloit Corp.	5,149	483,337
Sensata Technologies Holding PLC *	11,437	493,392
Sunrun, Inc. *	8,165	629,276
Thermon Group Holdings, Inc. *	4,877	54,769
TPI Composites, Inc. *	564	16,333
Ultralife Corp. *	3,600	21,240
Vicor Corp. *	5,666	440,418

		6,993,003

Electronic Equipment, Instruments & Components — 2.9%
Arlo Technologies, Inc. *	16,012	84,223
Arrow Electronics, Inc. *	8,403	660,980

	SHARES	VALUE†
Avnet, Inc.	13,159	$340,029
Badger Meter, Inc.	5,392	352,475
Bel Fuse, Inc.	3,168	33,834
Belden, Inc.	8,204	255,308
Benchmark Electronics, Inc.	4,604	92,771
Cognex Corp.	10,272	668,707
Coherent, Inc. *	520	57,684
CTS Corp.	5,957	131,233
Daktronics, Inc.	9,785	38,749
Data I/O Corp. *	4,458	14,176
Dolby Laboratories, Inc., Class A	974	64,557
ePlus, Inc. *	2,400	175,680
Fabrinet *	5,716	360,280
FARO Technologies, Inc. *	2,603	158,731
Flex Ltd. *	26,859	299,209
FLIR Systems, Inc.	6,022	215,889
Frequency Electronics, Inc. *	1,400	14,154
IEC Electronics Corp. *	800	6,920
Insight Enterprises, Inc. *	6,742	381,462
IPG Photonics Corp. *	2,033	345,549
Itron, Inc. *	8,406	510,580
Jabil, Inc.	4,847	166,058
Key Tronic Corp. *	1,700	16,745
Kimball Electronics, Inc. *	5,879	67,961
Knowles Corp. *	11,920	177,608
Littelfuse, Inc.	2,369	420,118
Methode Electronics, Inc.	7,349	209,447
MTS Systems Corp.	3,800	72,618
NAPCO Security Technologies, Inc. *	3,832	90,052
National Instruments Corp.	8,623	307,841
Novanta, Inc. *	4,922	518,484
OSI Systems, Inc. *	3,527	273,730
PAR Technology Corp. *@	2,088	84,585
PC Connection, Inc.	5,173	212,403
Perceptron, Inc. *	1,100	7,480
Plexus Corp. *	5,438	384,086
Richardson Electronics Ltd.	2,700	11,259
Rogers Corp. *	2,366	232,010
Sanmina Corp. *	12,996	351,542
Scansource, Inc. *	3,425	67,918
SYNNEX Corp.	3,640	509,818
TTM Technologies, Inc. *	16,102	183,724
Vishay Intertechnology, Inc.	32,577	507,224
Vishay Precision Group, Inc. *	1,694	42,892
Wayside Technology Group, Inc.	315	7,261

		10,186,044

Energy Equipment & Services — 0.3%
Archrock, Inc.	21,713	116,816
Bristow Group, Inc. *	1,138	24,183
Core Laboratories NV	2,189	33,404
Dawson Geophysical Co. *	2,775	4,884
DMC Global, Inc.	2,998	98,754
Dril-Quip, Inc. *	4,621	114,416
Exterran Corp. *	8,570	35,651
Frank’s International NV *	12,111	18,651
Geospace Technologies Corp. *	1,646	10,172
Gulf Island Fabrication, Inc. *	1,823	5,706
Helix Energy Solutions Group, Inc. *	17,953	43,267
Helmerich & Payne, Inc.	7,229	105,905
ION Geophysical Corp. *	1,706	2,559

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
KLX Energy Services Holdings, Inc. *@	766	$3,179
Matrix Service Co. *	4,086	34,118
Nabors Industries Ltd. @	1,017	24,856
National Oilwell Varco, Inc.	23,817	215,782
Natural Gas Services Group, Inc. *	3,685	31,138
Newpark Resources, Inc. *	20,693	21,728
Oceaneering International, Inc. *	11,720	41,254
Oil States International, Inc. *	7,268	19,842
Patterson-UTI Energy, Inc.	599	1,707
SEACOR Holdings, Inc. *	2,643	76,859
SEACOR Marine Holdings, Inc. *	5,046	10,243
TechnipFMC PLC	5,694	35,929
Transocean Ltd. *@	46,000	37,117
U.S. Silica Holdings, Inc.	13,442	40,326

		1,208,446

Entertainment — 0.6%
Ballantyne Strong, Inc. *	3,464	5,404
Cinemark Holdings, Inc. @	1,868	18,680
Gaia, Inc. *	1,407	13,831
Glu Mobile, Inc. *	14,543	111,618
IMAX Corp. *	4,817	57,611
Liberty Media Corp-Liberty Formula One,
Class A *	1,700	56,967
Liberty Media Corp-Liberty Formula One,
Class C *	10,084	365,747
Lions Gate Entertainment Corp., Class A *@	4,059	38,479
Lions Gate Entertainment Corp., Class B *	5,120	44,646
Madison Square Garden Entertainment Corp. *	631	43,217
Marcus Corp. (The)	4,500	34,785
Reading International, Inc. *	4,951	15,942
World Wrestling Entertainment, Inc. @	2,212	89,520
Zynga, Inc., Class A *	128,516	1,172,066

		2,068,513

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	5,758	110,381
BJ’s Wholesale Club Holdings, Inc. *	621	25,803
Casey’s General Stores, Inc.	2,566	455,850
Chefs’ Warehouse Inc. (The) *	6,038	87,792
Ingles Markets, Inc., Class A	2,846	108,262
Natural Grocers by Vitamin Cottage, Inc.	2,710	26,721
Performance Food Group Co. *	6,339	219,456
PriceSmart, Inc.	5,580	370,791
SpartanNash Co.	7,457	121,922
Sprouts Farmers Market, Inc. *	8,100	169,533
United Natural Foods, Inc. *	8,554	127,198
US Foods Holding Corp. *	9,874	219,400
Village Super Market, Inc., Class A	1,435	35,315
Weis Markets, Inc.	5,014	240,672

		2,319,096

Food Products — 2.0%
B&G Foods, Inc. @	9,943	276,117
Beyond Meat, Inc. *@	2,085	346,235
Bunge Ltd.	9,297	424,873
Cal-Maine Foods, Inc. *	6,372	244,494
Calavo Growers, Inc.	3,350	222,004
Coffee Holding Co., Inc. *	600	2,088
Darling Ingredients, Inc. *	33,277	1,198,970
Farmer Bros. Co. *	3,098	13,693

	SHARES	VALUE†
Flowers Foods, Inc.	12,107	$294,563
Fresh Del Monte Produce, Inc.	8,268	189,503
Hostess Brands, Inc. *	4,664	57,507
Ingredion, Inc.	4,253	321,867
J&J Snack Foods Corp.	4,245	553,505
John B. Sanfilippo & Son, Inc.	1,857	139,981
Lamb Weston Holdings, Inc.	8,392	556,138
Lancaster Colony Corp.	5,159	922,429
Landec Corp. *	3,872	37,636
Lifeway Foods, Inc. *	3,800	19,114
Limoneira Co.	2,072	29,630
Pilgrim’s Pride Corp. *	5,624	84,163
Post Holdings, Inc. *	5,411	465,346
Rocky Mountain Chocolate Factory, Inc.	1,260	3,377
Sanderson Farms, Inc.	3,686	434,837
Seaboard Corp.	20	56,734
Seneca Foods Corp., Class A *	1,383	49,415
Tootsie Roll Industries, Inc. @	6,760	208,884
TreeHouse Foods, Inc. *	225	9,119

		7,162,222

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,874	242,278
National Fuel Gas Co.	4,531	183,913
New Jersey Resources Corp.	15,917	430,077
Northwest Natural Holding Co.	5,404	245,288
ONE Gas, Inc.	9,334	644,139
RGC Resources, Inc.	600	14,070
South Jersey Industries, Inc.	14,522	279,839
Southwest Gas Corp.	4,554	287,358
Spire, Inc.	6,614	351,865
UGI Corp.	10,146	334,615

		3,013,442

Health Care Equipment & Supplies — 3.2%
ABIOMED, Inc. *	2,553	707,334
Accuray, Inc. *	14,711	35,306
Achillion Pharmaceuticals, Inc. §	23,152	3,994
Angiodynamics, Inc. *	4,628	55,814
Atrion Corp.	322	201,572
Avanos Medical, Inc. *	6,331	210,316
Cantel Medical Corp.	5,856	257,313
CONMED Corp.	3,910	307,600
CryoLife, Inc. *	5,697	105,224
Cutera, Inc. *	1,969	37,352
Dentsply Sirona, Inc.	563	24,620
Electromed, Inc. *	2,175	22,642
Fonar Corp. *	1,982	41,384
Globus Medical, Inc., Class A *	7,141	353,622
Haemonetics Corp. *	8,205	715,886
Heska Corp. *	909	89,800
Hill-Rom Holdings, Inc.	5,319	444,190
ICU Medical, Inc. *	2,049	374,475
Inogen, Inc. *	2,668	77,372
Integer Holdings Corp. *	5,594	330,102
Integra LifeSciences Holdings Corp. *	8,194	386,921
IntriCon Corp. *	1,000	12,180
Invacare Corp.	4,558	34,276
Lantheus Holdings, Inc. *	8,245	104,464
LeMaitre Vascular, Inc.	3,866	125,761
LivaNova PLC *	5,780	261,314
Masimo Corp. *	4,143	977,997
Meridian Bioscience, Inc. *	10,411	176,779
Merit Medical Systems, Inc. *	9,348	406,638
Mesa Laboratories, Inc.	59	15,031

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Misonix, Inc. *	2,200	$25,806
Natus Medical, Inc. *	4,076	69,822
Neogen Corp. *	7,090	554,792
Novocure Ltd. *@	6,681	743,662
NuVasive, Inc. *	9,715	471,857
OraSure Technologies, Inc. *	9,521	115,871
Orthofix Medical, Inc. *	2,339	72,836
Penumbra, Inc. *@	2,535	492,753
Quidel Corp. *	7,203	1,580,194
SeaSpine Holdings Corp. *	2,964	42,385
Surgalign Holdings, Inc. *	15,534	28,116
SurModics, Inc. *	1,788	69,571
Tandem Diabetes Care, Inc. *	1,536	174,336
Utah Medical Products, Inc.	630	50,318
Varex Imaging Corp. *	2,200	27,984

		11,417,582

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc. *	4,406	129,889
Addus HomeCare Corp. *	1,863	176,072
Amedisys, Inc. *	6,102	1,442,696
American Renal Associates Holdings, Inc. *	3,424	23,626
AMN Healthcare Services, Inc. *	10,882	636,162
BioTelemetry, Inc. *	6,594	300,555
Brookdale Senior Living, Inc. *	15,683	39,835
Chemed Corp.	2,452	1,177,818
Corvel Corp. *	3,554	303,618
Cross Country Healthcare, Inc. *	7,903	51,290
CynergisTek, Inc. *	2,905	4,561
DaVita, Inc. *	10,027	858,813
Digirad Corp. *@	210	523
Encompass Health Corp.	7,365	478,578
Ensign Group, Inc. (The)	10,536	601,184
Enzo Biochem, Inc. *	9,744	20,560
Guardant Health, Inc. *	5,181	579,132
Henry Schein, Inc. *	8,786	516,441
LHC Group, Inc. *	6,525	1,386,954
Magellan Health, Inc. *	2,949	223,475
MEDNAX, Inc. *	2,085	33,944
Molina Healthcare, Inc. *	3,919	717,334
National Healthcare Corp.	3,000	186,930
National Research Corp.	4,540	223,413
Owens & Minor, Inc.	7,490	188,074
Patterson Cos., Inc. @	6,194	149,306
Pennant Group Inc.(The) *	6,498	250,563
Premier, Inc., Class A	1,300	42,679
Providence Service Corp. (The) *	1,567	145,590
RadNet, Inc. *	9,462	145,242
Select Medical Holdings Corp. *	24,628	512,755
Surgery Partners, Inc. *	1,077	23,586
Tenet Healthcare Corp. *	16,691	409,096
Triple-S Management Corp. *	3,473	62,062
U.S. Physical Therapy, Inc.	2,557	222,152
Universal Health Services, Inc., Class B	3,831	409,994

		12,674,502

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	28,891	235,173
Computer Programs & Systems, Inc.	1,956	54,005
Evolent Health, Inc., Class A *	3,026	37,553

	SHARES	VALUE†
HealthStream, Inc. *	5,702	$114,439
HMS Holdings Corp. *	14,126	338,318
NextGen Healthcare, Inc. *	12,327	157,046
Omnicell, Inc. *	6,677	498,505
Simulations Plus, Inc.	3,432	258,635

		1,693,674

Hotels, Restaurants & Leisure — 3.4%
Aramark	12,082	319,569
Biglari Holdings, Inc., Class A *	7	3,415
Biglari Holdings, Inc., Class B *	74	6,587
BJ’s Restaurants, Inc.	3,923	115,493
Bloomin’ Brands, Inc.	17,597	268,706
Brinker International, Inc.	7,784	332,532
Caesars Entertainment, Inc. *@	1,979	110,943
Carrols Restaurant Group, Inc. *	8,916	57,508
Cheesecake Factory, Inc. (The)	8,694	241,172
Choice Hotels International, Inc.	8,754	752,494
Churchill Downs, Inc.	4,317	707,211
Chuy’s Holdings, Inc. *	2,478	48,519
Cracker Barrel Old Country Store, Inc.	3,034	347,878
Darden Restaurants, Inc.	6,572	662,063
Dave & Buster’s Entertainment, Inc. @	6,312	95,690
Del Taco Restaurants, Inc. *	8,344	68,421
Denny’s Corp. *	12,224	122,240
DineEquity, Inc.	935	51,042
Dover Motorsports, Inc.	4,000	5,640
Dunkin’ Brands Group, Inc.	5,619	460,252
El Pollo Loco Holdings, Inc. *	4,284	69,401
Everi Holdings, Inc. *	4,400	36,300
Extended Stay America, Inc.	8,000	95,600
Fiesta Restaurant Group, Inc. *	6,458	60,511
Hilton Grand Vacations, Inc. *	559	11,728
International Game Technology PLC @	969	10,785
Jack in the Box, Inc.	4,634	367,523
Lindblad Expeditions Holdings, Inc. *	9,143	77,807
Marriott Vacations Worldwide Corp.	6,308	572,829
Monarch Casino & Resort, Inc. *	1,490	66,454
Nathan’s Famous, Inc.	794	40,693
Norwegian Cruise Line Holdings Ltd. *	8,584	146,872
Papa John’s International, Inc.	5,085	418,394
Penn National Gaming, Inc. *@	11,868	862,804
Planet Fitness, Inc. Class A *	12,363	761,808
Playa Hotels & Resorts NV *	1,000	4,190
Potbelly Corp. *	6,131	23,236
Red Lion Hotels Corp. *	7,375	15,856
Red Robin Gourmet Burgers, Inc. *	2,379	31,308
Ruth’s Hospitality Group, Inc.	2,754	30,459
Scientific Games Corp., Class A *	900	31,419
SeaWorld Entertainment, Inc. *	3,757	74,088
Shake Shack, Inc. *@	2,567	165,520
Six Flags Entertainment Corp.	3,778	76,693
Texas Roadhouse, Inc.	14,710	894,221
Vail Resorts, Inc.	2,288	489,563
Wendy’s Co. (The)	35,009	780,526
Wingstop, Inc.	2,302	314,568
Wyndham Destinations, Inc.	3,425	105,353
Wyndham Hotels & Resorts, Inc.	6,210	313,605
Wynn Resorts Ltd.	6,427	461,523

		12,189,012

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 3.0%
Bassett Furniture Industries, Inc.	2,600	$35,568
Beazer Homes USA, Inc. *	1,643	21,688
Cavco Industries, Inc. *	1,208	217,814
Century Communities, Inc. *	4,472	189,300
Ethan Allen Interiors, Inc.	3,799	51,438
Flexsteel Industries, Inc.	1,493	35,832
Green Brick Partners, Inc. *	4,024	64,786
Hamilton Beach Brands Holding Co., Class A	2,000	38,900
Helen of Troy Ltd. *	5,501	1,064,554
Hooker Furniture Corp.	2,500	64,575
Installed Building Products, Inc. *	6,010	611,517
iRobot Corp. *@	5,565	422,384
KB Home	15,715	603,299
La-Z-Boy, Inc.	8,399	265,660
Leggett & Platt, Inc.	9,073	373,535
Lifetime Brands, Inc.	3,200	30,240
M.D.C. Holdings, Inc.	12,404	584,228
M/I Homes, Inc. *	5,641	259,768
Meritage Homes Corp. *	10,314	1,138,562
Mohawk Industries, Inc. *	4,358	425,297
New Home Co., Inc. (The) *	3,433	18,676
Newell Brands, Inc.	30,430	522,179
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,906	77,794
Taylor Morrison Home Corp., Class A *	13,906	341,949
Tempur Sealy International, Inc. *	6,494	579,200
Toll Brothers, Inc.	18,692	909,553
TopBuild Corp. *	4,720	805,657
TRI Pointe Group, Inc. *	17,727	321,568
Universal Electronics, Inc. *	2,258	85,217
VOXX International Corp. *	3,284	25,254
Whirlpool Corp.	3,187	586,057
ZAGG, Inc. *	6,699	18,757

		10,790,806

Household Products — 0.3%
Central Garden & Pet Co. *	1,647	65,765
Central Garden & Pet Co. *	6,261	226,273
Spectrum Brands Holdings, Inc.	4,389	250,875
WD-40 Co.	2,614	494,856

		1,037,769

Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)	22,867	414,121
Atlantica Yield plc	1,800	51,498
Brookfield Renewable Corp. Class A	1,398	81,923
Clearway Energy, Inc., Class A	5,274	130,268
Clearway Energy, Inc., Class C	11,658	314,300
Ormat Technologies, Inc.	8,775	518,690
Vistra Energy Corp.	15,167	286,050

		1,796,850

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	3,012	368,579
Raven Industries, Inc.	6,554	141,042

		509,621

Insurance — 4.1%
Alleghany Corp.	970	504,837
Ambac Financial Group, Inc. *	6,709	85,674
American Equity Investment Life Holding Co.	11,817	259,856
American Financial Group, Inc.	4,116	275,690

	SHARES	VALUE†
American National Group, Inc.	1,527	$103,118
AMERISAFE, Inc.	3,769	216,190
Argo Group International Holdings Ltd.	4,369	150,425
Assurant, Inc.	4,647	563,728
Assured Guaranty Ltd.	5,276	113,328
Athene Holding Ltd., Class A *	12,800	436,224
Axis Capital Holdings Ltd.	4,913	216,369
Brighthouse Financial, Inc. *	5,795	155,943
Citizens, Inc. *	10,192	56,464
CNO Financial Group, Inc.	45,733	733,557
Crawford & Co.	4,945	31,846
Crawford & Co.	8,228	53,811
Donegal Group, Inc.	4,430	62,330
eHealth, Inc. *	4,535	358,265
Employers Holdings, Inc.	4,881	147,650
Enstar Group Ltd. *	1,353	218,510
Erie Indemnity Co., Class A	1,297	272,733
Everest Re Group Ltd.	2,685	530,395
FBL Financial Group, Inc.	3,610	174,002
FedNat Holding Co.	3,068	19,390
Fidelity National Financial, Inc.	14,619	457,721
First American Financial Corp.	8,052	409,927
Genworth Financial, Inc., Class A *	14,918	49,975
Global Indemnity Group LLC Class A	2,287	47,547
Globe Life, Inc.	5,598	447,280
Greenlight Capital Re Ltd. *@	5,944	40,003
Hallmark Financial Services, Inc. *	4,500	11,790
Hanover Insurance Group, Inc. (The)	2,430	226,427
HCI Group, Inc.	1,239	61,070
Heritage Insurance Holdings, Inc.	3,869	39,154
Horace Mann Educators Corp.	7,120	237,808
Independence Holding Co.	2,460	92,767
Investors Title Co.	393	51,114
James River Group Holdings Ltd.	829	36,915
Kemper Corp.	13,382	894,319
Kingstone Cos, Inc.	2,759	16,251
Kinsale Capital Group, Inc.	400	76,072
Lincoln National Corp.	11,115	348,233
Loews Corp.	2,300	79,925
Maiden Holdings Ltd. *	18,753	22,879
MBIA, Inc. *	29,495	178,740
Mercury General Corp.	6,108	252,688
National General Holdings Corp.	17,357	585,799
Old Republic International Corp.	23,032	339,492
Primerica, Inc.	6,062	685,855
Principal Financial Group, Inc.	1,286	51,787
ProAssurance Corp.	7,119	111,341
Protective Insurance Corp.	1,818	23,870
Reinsurance Group of America, Inc.	2,571	244,733
RenaissanceRe Holdings Ltd.	3,281	556,917
RLI Corp.	6,399	535,788
Safety Insurance Group, Inc.	2,958	204,368
Selective Insurance Group, Inc.	9,456	486,889
State Auto Financial Corp.	8,100	111,456
Stewart Information Services Corp.	4,518	197,572
Third Point Reinsurance Ltd. *	655	4,552
Unico American Corp. *	1,700	9,010
United Fire Group, Inc.	4,787	97,272
United Insurance Holdings Corp.	6,868	41,620
Universal Insurance Holdings, Inc.	5,965	82,556
Unum Group	16,633	279,933
W. R. Berkley Corp.	653	39,931
White Mountains Insurance Group Ltd.	28	21,812

		14,531,493

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Interactive Media & Services — 0.5%
ANGI Homeservices, Inc., Class A *@	2,836	$31,465
Cargurus, Inc. *	2,133	46,137
DHI Group, Inc. *	8,881	20,071
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	6,034
QuinStreet, Inc. *	5,714	90,510
Travelzoo, Inc. *	2,482	15,959
TripAdvisor, Inc.	6,094	119,382
Yelp, Inc. *	812	16,313
Zillow Group, Inc., Class A *	4,757	483,026
Zillow Group, Inc., Class C *@	9,300	944,787

		1,773,684

Internet & Catalog Retail — 0.9%
1-800-Flowers.com, Inc. *	8,747	218,150
Etsy, Inc. *	9,627	1,170,932
Groupon, Inc. *	425	8,670
GrubHub, Inc. *	6,667	482,224
Liquidity Services, Inc. *	4,207	31,384
Magnite, Inc. *@	4,165	28,926
PetMed Express, Inc. @	6,065	191,776
Qurate Retail, Inc., Series A	12,485	89,642
Shutterstock, Inc.	4,226	219,921
Stamps.com, Inc. *	2,543	612,736
Wayfair, Inc., Class A *@	308	89,631

		3,143,992

IT Services — 2.2%
Alliance Data Systems Corp.	2,520	105,790
Amdocs Ltd.	2,300	132,043
Booz Allen Hamilton Holding Corp.	1,166	96,755
CACI International, Inc., Class A *	3,642	776,329
Cardtronics plc, Class A *	5,567	110,227
Cass Information Systems, Inc.	2,542	102,290
Computer Task Group, Inc. *	4,027	20,014
Conduent, Inc. *	3,934	12,510
CSG Systems International, Inc.	6,722	275,266
DXC Technology Co.	2,666	47,588
Endurance International Group Holdings, Inc. *	1,300	7,462
Euronet Worldwide, Inc. *	2,647	241,142
ExlService Holdings, Inc. *	6,315	416,600
Genpact Ltd.	14,441	562,477
GTT Communications, Inc. *@	7,000	36,120
Hackett Group, Inc. (The)	5,445	60,875
KBR, Inc.	23,051	515,420
Limelight Networks, Inc. *	26,116	150,428
Liveramp Holdings, Inc. *	9,947	514,956
ManTech International Corp., Class A	4,762	328,006
Maximus, Inc.	3,256	222,743
MoneyGram International, Inc. *@	131	370
MongoDB, Inc. *@	2,737	633,643
NIC, Inc.	14,552	286,674
Perficient, Inc. *	6,104	260,885
Perspecta, Inc.	4,329	84,199
PFSweb, Inc. *	3,727	24,934

	SHARES	VALUE†
PRGX Global, Inc. *	4,649	$22,129
Sabre Corp.	19,391	126,235
Science Applications International Corp.	2,899	227,340
ServiceSource International, Inc. *	10,651	15,657
SYKES Enterprises, Inc. *	8,532	291,880
TTEC Holdings, Inc.	10,800	589,140
Virtusa Corp. *	5,735	281,933
WEX, Inc. *	1,686	234,303

		7,814,363

Leisure Equipment & Products — 0.5%
American Outdoor Brands, Inc. *	2,888	37,631
Brunswick Corp.	4,070	239,764
Callaway Golf Co.	11,753	224,952
Clarus Corp.	1,907	26,927
Escalade, Inc.	1,950	35,665
Johnson Outdoors, Inc.	1,000	81,890
Malibu Boats, Inc., Class A *	4,144	205,377
Marine Products Corp.	4,652	72,757
MasterCraft Boat Holdings, Inc. *	2,852	49,881
Mattel, Inc. *	16,916	197,917
Nautilus, Inc. *	7,268	124,719
Polaris Industries, Inc.	3,878	365,850
Smith & Wesson Brands, Inc.	11,555	179,334
Vista Outdoor, Inc. *	4,965	100,194

		1,942,858

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	2,944	729,317
Bruker Corp.	11,119	441,980
Charles River Laboratories International, Inc. *	3,705	838,997
Harvard Bioscience, Inc. *	10,123	30,470
Luminex Corp.	7,496	196,770
NeoGenomics, Inc. *	4,184	154,348
PRA Health Sciences, Inc. *	4,966	503,751
Repligen Corp. *	5,344	788,454
Syneos Health, Inc. *	7,267	386,314

		4,070,401

Machinery — 5.3%
AGCO Corp.	5,254	390,215
Alamo Group, Inc.	2,414	260,784
Albany International Corp., Class A	5,824	288,346
Allison Transmission Holdings, Inc.	8,374	294,262
Altra Industrial Motion Corp.	3,020	111,649
Astec Industries, Inc.	3,763	204,143
Barnes Group, Inc.	10,114	361,474
Blue Bird Corp. *	2,584	31,421
Chart Industries, Inc. *	4,731	332,447
CIRCOR International, Inc. *	2,600	71,110
Columbus McKinnon Corp.	4,421	146,335
Commercial Vehicle Group, Inc. *	3,758	24,540
Crane Co.	3,500	175,455
Donaldson Co., Inc.	9,298	431,613
Douglas Dynamics, Inc.	4,736	161,971
Eastern Co. (The)	1,272	24,829
Enerpac Tool Group Corp.	12,314	231,626
EnPro Industries, Inc.	2,882	162,574
ESCO Technologies, Inc.	3,251	261,901
Federal Signal Corp.	12,784	373,932
Flowserve Corp.	9,994	272,736

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Franklin Electric Co., Inc.	9,295	$546,825
Gorman-Rupp Co. (The)	5,655	166,596
Graco, Inc.	12,071	740,556
Graham Corp.	1,759	22,462
Greenbrier Cos., Inc. (The)	6,690	196,686
Helios Technologies, Inc.	5,762	209,737
Hurco Cos., Inc.	1,000	28,400
Hyster-Yale Materials Handling, Inc.	2,000	74,300
ITT, Inc.	5,814	343,317
John Bean Technologies Corp.	6,469	594,436
Kadant, Inc.	2,216	242,918
Kennametal, Inc.	14,622	423,161
LB Foster Co., Class A *	2,165	29,054
Lincoln Electric Holdings, Inc.	3,730	343,309
Lindsay Corp.	1,917	185,336
Lydall, Inc. *	3,767	62,306
Manitex International, Inc. *	1,300	5,421
Manitowoc Co., Inc. (The) *	3,607	30,335
Meritor, Inc. *	14,579	305,284
Middleby Corp. *	4,593	412,038
Miller Industries, Inc.	2,054	62,791
Mueller Industries, Inc.	10,675	288,866
Mueller Water Products, Inc., Class A	31,902	331,462
Navistar International Corp. *	6,372	277,437
NN, Inc.	6,764	34,902
Nordson Corp.	3,371	646,625
Omega Flex, Inc.	1,525	238,998
Oshkosh Corp.	4,679	343,907
Park-Ohio Holdings Corp.	2,956	47,503
Pentair PLC	12,478	571,118
Perma-Pipe International Holdings, Inc. *	1,900	10,735
Proto Labs, Inc. *	5,322	689,199
RBC Bearings, Inc. *	5,044	611,383
Rexnord Corp.	20,662	616,554
Shyft Group, Inc. (The)	7,102	134,086
Snap-On, Inc.	1,600	235,408
SPX Corp. *	6,967	323,129
SPX FLOW, Inc. *	4,940	211,531
Standex International Corp.	2,545	150,664
Tennant Co.	3,621	218,564
Terex Corp.	11,454	221,749
Timken Co. (The)	11,431	619,789
Titan International, Inc.	16,288	47,072
Toro Co. (The)	8,408	705,852
Trimas Corp. *	8,514	194,119
Trinity Industries, Inc. @	5,561	108,440
Wabash National Corp.	10,633	127,171
Watts Water Technologies, Inc., Class A	6,032	604,105
Welbilt, Inc. *	28,893	177,981
Woodward, Inc.	4,897	392,544

		18,819,524

Marine — 0.2%
Costamare, Inc.	5,728	34,769
Eagle Bulk Shipping, Inc. *	436	7,137
Kirby Corp. *	4,949	179,006
Matson, Inc.	8,420	337,558
Scorpio Bulkers, Inc. @	420	5,947

		564,417

Media — 1.2%
AH Belo Corp.	3,878	5,468
AMC Networks, Inc., Class A *	4,654	115,000

	SHARES	VALUE†
Beasley Broadcast Group, Inc.	1,657	$2,055
Cable One, Inc.	431	812,620
Central European Media Enterprises Ltd. *	4,512	18,905
Entravision Communications Corp., Class A	12,528	19,043
EW Scripps Co. (The)	8,014	91,680
Gannett Co., Inc. @	15,545	20,209
Gray Television, Inc. *	15,960	219,769
Hemisphere Media Group, Inc. *	2,950	25,636
Interpublic Group of Cos., Inc. (The)	14,814	246,949
John Wiley & Sons, Inc., Class A	1,866	59,171
Meredith Corp.	8,002	104,986
MSG Networks, Inc., Class A *@	10,668	102,093
National CineMedia, Inc.	9,576	25,999
New York Times Co. (The), Class A	27,718	1,186,053
News Corp., Class A	30,023	420,922
News Corp., Class B	14,211	198,670
Nexstar Media Group, Inc.	4,746	426,808
Saga Communications, Inc., Class A	1,116	22,186
Scholastic Corp.	3,986	83,666
TechTarget, Inc. *	4,551	200,062
Tribune Publishing Co.	4,438	51,747

		4,459,697

Metals & Mining — 1.4%
Alcoa Corp. *	21,882	254,488
Allegheny Technologies, Inc. *	21,731	189,494
Ampco-Pittsburgh Corp. *	1,498	4,928
Carpenter Technology Corp.	9,739	176,860
Century Aluminum Co. *	10,675	76,006
Coeur Mining, Inc. *	19,749	145,748
Commercial Metals Co.	24,392	487,352
Compass Minerals International, Inc.	6,276	372,481
Ferroglobe Representation & Warranty Insurance Trust §	24,025	—
Friedman Industries, Inc.	700	4,060
Gold Resource Corp.	16,351	55,757
Haynes International, Inc.	1,520	25,977
Hecla Mining Co.	34,978	177,688
Kaiser Aluminum Corp.	4,533	242,924
Materion Corp.	2,627	136,683
McEwen Mining, Inc. *@	21,736	23,040
Olympic Steel, Inc.	1,900	21,584
Reliance Steel & Aluminum Co.	8,480	865,299
Royal Gold, Inc.	4,971	597,365
Ryerson Holding Corp. *	6,828	39,124
Schnitzer Steel Industries, Inc.	3,716	71,459
Steel Dynamics, Inc.	16,505	472,538
SunCoke Energy, Inc.	14,843	50,763
TimkenSteel Corp. *	9,217	32,720
United States Steel Corp. @	13,108	96,213
Universal Stainless & Alloy Products, Inc. *	1,092	5,995
Worthington Industries, Inc.	7,129	290,721

		4,917,267

Multi-Utilities — 0.6%
Avista Corp.	11,136	379,960
Black Hills Corp.	9,390	502,271
Centerpoint Energy, Inc.	28,302	547,644
MDU Resources Group, Inc.	12,786	287,685
NiSource, Inc.	5,883	129,426
NorthWestern Corp.	4,700	228,608
Unitil Corp.	3,202	123,725

		2,199,319

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.3%
Big Lots, Inc.	8,437	$376,290
Dillard’s, Inc., Class A @	1,249	45,613
Kohl’s Corp.	12,490	231,440
Macy’s, Inc.	22,038	125,617
Nordstrom, Inc. @	7,155	85,288
Ollie’s Bargain Outlet Holdings, Inc. *	4,252	371,412

		1,235,660

Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc.	900	17,910
Apache Corp.	11,482	108,735
Arch Resources, Inc. @	1,730	73,490
Ardmore Shipping Corp.	1,612	5,739
Bonanza Creek Energy, Inc. *	1,752	32,938
Cabot Oil & Gas Corp.	23,549	408,811
Cimarex Energy Co.	7,087	172,427
Clean Energy Fuels Corp. *	22,203	55,063
CNX Resources Corp. *	19,013	179,483
Concho Resources, Inc.	700	30,884
CONSOL Energy, Inc. *	2,376	10,526
Contango Oil & Gas Co. *@	3,109	4,166
Continental Resources, Inc. @	5,643	69,296
CVR Energy, Inc.	3,184	39,418
Delek US Holdings, Inc.	13,065	145,413
DHT Holdings, Inc.	19,547	100,862
Diamondback Energy, Inc.	963	29,006
Dorian LPG Ltd. *	6,203	49,686
Earthstone Energy, Inc. Class A *@	3,602	9,329
EnLink Midstream LLC	26,027	61,163
EQT Corp.	14,074	181,977
Equitrans Midstream Corp.	4,100	34,686
Evolution Petroleum Corp.	8,084	18,108
GasLog Ltd. @	10,419	28,235
Goodrich Petroleum Corp. *	401	3,084
Green Plains, Inc. *	6,397	99,026
Gulfport Energy Corp. *@	12,179	6,420
HollyFrontier Corp.	10,890	214,642
International Seaways, Inc.	4,383	64,036
Kosmos Energy Ltd.	63,708	62,153
Marathon Oil Corp.	22,346	91,395
Matador Resources Co. *	18,366	151,703
Montage Resources Corp. *	635	2,788
Murphy Oil Corp. @	20,866	186,125
NACCO Industries, Inc.	1,000	18,210
Occidental Petroleum Corp.	3,141	31,441
Overseas Shipholding Group, Inc., Class A *	11,837	25,331
Panhandle Oil & Gas, Inc., Class A	3,577	5,115
Par Pacific Holdings, Inc. *	4,135	27,994
Parsley Energy, Inc., Class A	37,235	348,520
PBF Energy, Inc., Class A	22,253	126,620
PDC Energy, Inc. *	19,140	237,240
Peabody Energy Corp.	15,042	34,597
Penn Virginia Corp. *	1,880	18,518
Range Resources Corp.	9,528	63,075
Renewable Energy Group, Inc. *	8,526	455,459
Rex American Resources Corp. *	788	51,701
Ring Energy, Inc. *@	11,864	8,067
Scorpio Tankers, Inc. @	4,277	47,346

	SHARES	VALUE†
SFL Corp. Ltd.	14,559	$109,047
SilverBow Resources, Inc. *	1,024	4,024
Southwestern Energy Co. *	68,329	160,573
Talos Energy, Inc. *	4,465	28,799
Targa Resources Corp.	10,817	151,762
Teekay Corp. *@	5,035	11,228
W&T Offshore, Inc. *@	26,515	47,727
World Fuel Services Corp.	6,251	132,459
WPX Energy, Inc. *	37,576	184,122

		5,077,698

Paper & Forest Products — 0.5%
Boise Cascade Co.	8,316	331,975
Clearwater Paper Corp. *	3,870	146,828
Domtar Corp.	10,816	284,136
Louisiana-Pacific Corp.	15,920	469,799
Mercer International, Inc.	12,142	80,137
Neenah Paper, Inc.	3,300	123,651
Resolute Forest Products, Inc. *	8,572	38,403
Schweitzer-Mauduit International, Inc.	6,610	200,878
Verso Corp. Class A	5,404	42,637

		1,718,444

Personal Products — 0.6%
Coty, Inc., Class A	49,522	133,709
Edgewell Personal Care Co. *	5,042	140,571
Herbalife Nutriation Ltd. *	10,721	500,135
Inter Parfums, Inc.	5,184	193,622
Medifast, Inc.	2,306	379,222
Natural Alternatives International, Inc. *	1,000	7,550
Natural Health Trends Corp.	1,100	6,204
Natures Sunshine Products, Inc. *	1,700	19,669
Nu Skin Enterprises, Inc., Class A	8,973	449,458
United-Guardian, Inc.	600	9,006
USANA Health Sciences, Inc. *	4,094	301,523

		2,140,669

Pharmaceuticals — 1.2%
AMAG Pharmaceuticals, Inc. *	2,638	24,797
Amphastar Pharmaceuticals, Inc. *	6,170	115,687
ANI Pharmaceuticals, Inc. *	2,328	65,673
Catalent, Inc. *	9,068	776,765
Corcept Therapeutics, Inc. *	6,100	106,170
Cumberland Pharmaceuticals, Inc. *	5,912	18,977
Endo International PLC *	13,442	44,359
Horizon Therapeutics PLC *	10,834	841,585
Innoviva, Inc. *	9,199	96,130
Intra-Cellular Therapies, Inc. *	3,760	96,482
Jazz Pharmaceuticals PLC *	4,540	647,359
Lannett Co., Inc. *@	4,608	28,155
Mallinckrodt PLC *@	7,995	7,782
Mylan NV *	11,100	164,613
Otonomy, Inc. *	6,289	25,470
Perrigo Co. PLC	15,181	696,960
Phibro Animal Health Corp.	3,593	62,518
Prestige Consumer Healthcare Inc *	8,116	295,585
Supernus Pharmaceuticals, Inc. *	9,800	204,232
Taro Pharmaceutical Industries Ltd. *	250	13,712
Zogenix, Inc. *	2,380	42,673
Zynerba Pharmaceuticals, Inc. *	1,626	5,382

		4,381,066

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services — 1.8%
Acacia Research Corp. *	7,978	$27,684
ASGN, Inc. *	10,462	664,965
Barrett Business Services, Inc.	1,622	85,058
CBIZ, Inc. *	6,994	159,953
CoreLogic, Inc.	4,731	320,147
CRA International, Inc.	1,646	61,675
Exponent, Inc.	11,283	812,714
Forrester Research, Inc. *	2,660	87,221
Franklin Covey Co. *	2,254	39,986
FTI Consulting, Inc. *	5,692	603,181
GP Strategies Corp. *	4,107	39,591
Heidrick & Struggles International, Inc.	4,281	84,122
Hill International, Inc. *	10,450	13,794
Huron Consulting Group, Inc. *	2,993	117,715
ICF International, Inc.	2,528	155,548
Innerworkings, Inc. *	11,271	33,700
Insperity, Inc.	8,294	543,174
Kelly Services, Inc.	6,170	105,137
Kforce, Inc.	4,511	145,119
Korn Ferry	10,230	296,670
Manpowergroup, Inc.	3,981	291,927
Mastech Digital, Inc. *	2,122	38,217
Mistras Group, Inc. *	6,212	24,289
Nielsen Holdings PLC	26,133	370,566
RCM Technologies, Inc. *	2,995	4,163
Resources Connection, Inc.	7,377	85,204
Robert Half International, Inc.	9,008	476,883
TriNet Group, Inc. *	13,099	777,033
TrueBlue, Inc. *	5,626	87,147

		6,552,583

Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA *@	4,534	57,446
CTO Realty Growth, Inc.	1,010	44,541
Forestar Group, Inc. *	1,150	20,355
Griffin Industrial Realty, Inc.	420	22,449
Howard Hughes Corp. (The) *	2,754	158,630
Jones Lang LaSalle, Inc.	4,395	420,426
Kennedy-Wilson Holdings, Inc.	17,348	251,893
Marcus & Millichap, Inc. *	7,383	203,180
Maui Land & Pineapple Co., Inc. *	3,255	35,219
Newmark Group, Inc., Class A	27,250	117,720
Rafael Holdings, Inc., Class B *	3,410	52,855
RE/MAX Holdings, Inc., Class A	3,519	115,177
Realogy Holdings Corp. @	5,347	50,476
RMR Group, Inc. (The)	1,159	31,838
St. Joe Co. (The) *	3,249	67,027
Stratus Properties, Inc. *	313	6,748
Tejon Ranch Co. *	5,317	75,235

		1,731,215

Road & Rail — 1.1%
AMERCO	1,383	492,320
ArcBest Corp.	5,050	156,853
Avis Budget Group, Inc. *	14,120	371,638
Covenant Transportation Group, Inc. *	3,731	65,255
Heartland Express, Inc.	16,521	307,291
Knight-Swift Transportation Holdings, Inc.	11,850	482,295
Landstar System, Inc.	3,248	407,592
Marten Transport Ltd.	17,428	284,425
P.A.M. Transportation Services, Inc. *	1,523	57,265
Saia, Inc. *	5,234	660,217
Schneider National, Inc., Class B	1,500	37,095

	SHARES	VALUE†
Universal Truckload Services, Inc.	3,300	$68,838
USA Truck, Inc. *	2,154	20,355
Werner Enterprises, Inc.	13,955	585,970
YRC Worldwide, Inc. *	11,286	44,241

		4,041,650

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. *	4,984	313,693
Alpha & Omega Semiconductor Ltd. *	3,966	50,844
Ambarella, Inc. *	1,829	95,437
Amkor Technology, Inc. *	48,825	546,840
Amtech Systems, Inc. *	2,822	13,800
Axcelis Technologies, Inc. *	5,302	116,644
AXT, Inc. *	10,752	65,802
Brooks Automation, Inc.	11,693	540,918
Ceva, Inc. *	3,507	138,071
Cirrus Logic, Inc. *	7,387	498,253
CMC Materials, Inc.	6,187	883,566
Cohu, Inc.	6,473	111,206
Cree, Inc. *	14,486	923,338
Cyberoptics Corp. *	1,123	35,756
Diodes, Inc. *	10,097	569,976
DSP Group, Inc. *	3,919	51,652
Enphase Energy, Inc. *	5,015	414,189
Entegris, Inc.	26,554	1,974,024
First Solar, Inc. *	13,324	882,049
FormFactor, Inc. *	11,814	294,523
GSI Technology, Inc. *	6,914	38,995
Impinj, Inc. *@	1,813	47,773
Inphi Corp. *	685	76,891
Kulicke & Soffa Industries, Inc.	8,121	181,910
Lattice Semiconductor Corp. *	28,018	811,401
MACOM Technology Solutions Holdings, Inc. *@	447	15,203
Magnachip Semiconductor Corp. *@	4,588	62,856
MaxLinear, Inc. *	8,742	203,164
MKS Instruments, Inc.	9,385	1,025,124
Monolithic Power Systems, Inc.	2,989	835,754
NeoPhotonics Corp. *	5,402	32,898
NVE Corp.	837	41,080
ON Semiconductor Corp. *	18,138	393,413
Onto Innovation, Inc. *	4,958	147,649
PDF Solutions, Inc. *	5,438	101,745
Photronics, Inc. *	11,244	111,990
Pixelworks, Inc. *	6,964	14,276
Power Integrations, Inc.	13,456	745,462
Rambus, Inc. *	22,389	306,505
Semtech Corp. *	8,663	458,793
Silicon Laboratories, Inc. *	6,363	622,620
SolarEdge Technologies, Inc. *	1,953	465,498
Synaptics, Inc. *	5,996	482,198
Teradyne, Inc.	8,189	650,698
Ultra Clean Holdings, Inc. *	5,781	124,060
Universal Display Corp.	3,170	572,946
Veeco Instruments, Inc. *	6,421	74,933

		17,166,416

Software — 4.2%
ACI Worldwide, Inc. *	20,657	539,767
Agilysys, Inc. *	3,226	77,940
Alteryx, Inc., Class A *@	2,268	257,531
American Software, Inc.	6,398	89,828
Anaplan, Inc. *	6,144	384,492
Appfolio, Inc., Class A *	3,494	495,484
Aspen Technology, Inc. *	5,207	659,154

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Asure Software, Inc. *@	4,622	$34,896
Avalara, Inc. *	5,536	704,954
Aware, Inc. *	4,900	13,230
Blackbaud, Inc.	7,542	421,070
Bottomline Technologies de, Inc. *	3,996	168,471
Bsquare Corp. *	2,300	3,105
CDK Global, Inc.	8,754	381,587
Ceridian HCM Holding, Inc. *	4,060	335,559
Coupa Software, Inc. *	3,514	963,679
Dropbox, Inc., Class A *	11,120	214,171
Ebix, Inc. @	2,155	44,393
eGain Corp. *	6,644	94,145
Elastic NV *	1,900	204,991
Envestnet, Inc. *	1,760	135,802
Everbridge, Inc. *	716	90,023
Five9, Inc. *	3,204	415,495
Globant SA *	934	167,392
GSE Systems, Inc. *	2,896	3,012
Guidewire Software, Inc. *	3,439	358,585
HubSpot, Inc. *	2,986	872,599
j2 Global, Inc. *@	3,394	234,933
Manhattan Associates, Inc. *	4,150	396,284
MicroStrategy, Inc., Class A *	1,021	153,722
New Relic, Inc. *	3,973	223,918
Nuance Communications, Inc. *	5,332	176,969
OneSpan, Inc. *	7,796	163,404
Paylocity Holding Corp. *	3,663	591,281
Pegasystems, Inc.	8,303	1,004,995
Progress Software Corp.	8,638	316,842
Proofpoint, Inc. *	4,384	462,731
PTC, Inc. *	4,532	374,887
QAD, Inc.	960	31,968
QAD, Inc.	1,972	83,218
Qualys, Inc. *	4,710	461,627
RealPage, Inc. *	6,552	377,657
Seachange International, Inc. *	5,137	4,471
Teradata Corp. *	6,634	150,592
Verint Systems, Inc. *	9,736	469,081
Xperi Holding Corp.	21,265	244,335
Zendesk, Inc. *	1,519	156,335
Zscaler, Inc. *	6,198	871,997

		15,082,602

Specialty Retail — 3.2%
Aaron’s, Inc.	10,105	572,448
Abercrombie & Fitch Co., Class A	11,239	156,559
Advance Auto Parts, Inc.	4,458	684,303
America’s Car-Mart, Inc. *	822	69,771
American Eagle Outfitters, Inc.	35,849	530,924
Asbury Automotive Group, Inc. *	3,817	371,967
AutoNation, Inc. *	1,104	58,435
Barnes & Noble Education, Inc. *	5,686	14,670
Bed Bath & Beyond, Inc. @	3,408	51,052
Boot Barn Holdings, Inc. *	5,243	147,538
Buckle, Inc. (The)	10,243	208,855
Build-A-Bear Workshop, Inc. *	5,546	13,865
Caleres, Inc.	6,546	62,580
Cato Corp. (The)	3,965	31,006
Chico’s FAS, Inc.	15,662	15,231

	SHARES	VALUE†
Children’s Place, Inc. (The) @	2,369	$67,161
Citi Trends, Inc.	2,477	61,875
Conn’s, Inc. *	5,865	62,052
Designer Brands, Inc., Class A	13,304	72,241
Dick’s Sporting Goods, Inc.	10,466	605,772
Express, Inc. *@	9,133	5,571
Five Below, Inc. *	9,223	1,171,321
Floor & Decor Holdings, Inc., Class A *	4,095	306,306
Foot Locker, Inc.	6,115	201,978
GameStop Corp., Class A *@	8,506	86,761
Gap, Inc. (The)	25,256	430,110
Genesco, Inc. *	3,221	69,380
Group 1 Automotive, Inc.	2,384	210,722
Guess?, Inc.	12,802	148,759
Haverty Furniture Cos., Inc.	4,500	94,230
Hibbett Sports, Inc. *	3,220	126,288
L Brands, Inc.	1,927	61,298
Lithia Motors, Inc. Class A	4,609	1,050,576
MarineMax, Inc. *	3,415	87,663
Monro, Inc.	6,509	264,070
Murphy USA, Inc. *	6,893	884,165
ODP Corp/The	4,538	88,264
Penske Auto Group, Inc. @	1,742	83,024
Rent-A-Center, Inc.	10,324	308,584
RH *@	389	148,839
Sally Beauty Holdings, Inc. *@	4,925	42,798
Shoe Carnival, Inc.	2,508	84,219
Signet Jewelers Ltd.	9,096	170,095
Sleep Number Corp. *	5,761	281,771
Sonic Automotive, Inc. @	5,089	204,374
Sportsman’s Warehouse Holdings, Inc. *	7,232	103,490
Tandy Leather Factory, Inc. *	2,900	9,251
Tilly’s, Inc., Class A	3,349	20,195
TravelCenters of America, Inc. *	1,344	26,262
Urban Outfitters, Inc. *	4,462	92,854
Williams-Sonoma, Inc.	4,597	415,753
Winmark Corp.	961	165,465
Zumiez, Inc. *	5,105	142,021

		11,444,762

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	8,732	157,176
Carter’s, Inc.	1,548	134,026
Columbia Sportswear Co.	5,106	444,120
Crocs, Inc. *	12,283	524,853
Culp, Inc.	3,004	37,310
Deckers Outdoor Corp. *	5,526	1,215,775
Delta Apparel, Inc. *	1,153	16,430
Fossil Group, Inc. *	2,477	14,218
G-III Apparel Group Ltd. *	9,938	130,287
Hanesbrands, Inc. @	25,238	397,498
Lakeland Industries, Inc. *	1,669	33,046
Movado Group, Inc.	2,220	22,067
Oxford Industries, Inc.	3,287	132,663
PVH Corp.	5,039	300,526
Ralph Lauren Corp.	2,582	175,499
Rocky Brands, Inc.	1,000	24,830
Skechers U.S.A., Inc., Class A *	7,216	218,067
Steven Madden Ltd.	15,642	305,019
Superior Group of Cos., Inc.	2,200	51,106
Tapestry, Inc.	19,202	300,127

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Under Armour, Inc., Class A *	11,819	$132,727
Under Armour, Inc., Class C *	11,353	111,714
Unifi, Inc. *	3,026	38,854
Vera Bradley, Inc. *	6,960	42,526
Wolverine World Wide, Inc.	16,049	414,706

		5,375,170

Thrifts & Mortgage Finance — 1.1%
Axos Financial, Inc. *	11,636	271,235
Capitol Federal Financial, Inc.	17,891	165,760
ESSA Bancorp, Inc.	1,900	23,427
Essent Group Ltd.	5,259	194,636
Federal Agricultural Mortgage Corp.	1,400	89,124
Flagstar Bancorp, Inc.	10,468	310,167
FS Bancorp, Inc.	481	19,721
Hingham Institution for Savings	348	64,032
Home Bancorp, Inc.	994	24,005
HomeStreet, Inc.	3,265	84,106
Kearny Financial Corp.	14,490	104,473
Meridian Bancorp, Inc.	7,205	74,572
Meta Financial Group, Inc.	6,645	127,717
MGIC Investment Corp.	12,435	110,174
Mr Cooper Group, Inc. *	5,663	126,398
New York Community Bancorp, Inc.	31,398	259,661
NMI Holdings, Inc. *	8,926	158,883
Northfield Bancorp, Inc.	8,395	76,562
Northwest Bancshares, Inc.	18,353	168,848
Ocwen Financial Corp. *	984	20,782
PennyMac Financial Services, Inc.	1,561	90,725
Premier Financial Corp.	6,413	99,883
Provident Financial Holdings, Inc.	1,124	13,376
Provident Financial Services, Inc.	11,488	140,154
Radian Group, Inc.	8,095	118,268
Riverview Bancorp, Inc.	5,418	22,485
Southern Missouri Bancorp, Inc.	686	16,176
Territorial Bancorp, Inc.	1,557	31,498
Timberland Bancorp, Inc.	2,163	38,934
Trustco Bank Corp. NY	14,183	74,035
Walker & Dunlop, Inc.	6,152	326,056
Washington Federal, Inc.	12,664	264,171
Waterstone Financial, Inc.	2,966	45,943
Western New England Bancorp, Inc.	6,806	38,318
WSFS Financial Corp.	8,721	235,205

		4,029,510

Tobacco — 0.1%
Turning Point Brands, Inc. @	1,280	35,712
Universal Corp.	3,185	133,388
Vector Group Ltd.	30,775	298,210

		467,310

Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,997	176,432
Applied Industrial Technologies, Inc.	7,530	414,903
Beacon Roofing Supply, Inc. *	12,878	400,119
BMC Stock Holdings, Inc. *	13,203	565,484
CAI International, Inc.	3,151	86,747
DXP Enterprises, Inc. *	2,967	47,858
GATX Corp.	7,339	467,861
GMS, Inc. *	2,900	69,890
H&E Equipment Services, Inc.	7,929	155,884
HD Supply Holdings, Inc. *	12,884	531,336
Herc Holdings, Inc. *	5,162	204,467

	SHARES	VALUE†
Huttig Building Products, Inc. *@	1,858	$4,069
Lawson Products, Inc. *	1,071	43,943
MRC Global, Inc. *	16,111	68,955
MSC Industrial Direct Co., Class A	936	59,230
NOW, Inc. *	13,653	61,985
Rush Enterprises, Inc.	5,838	295,053
SiteOne Landscape Supply, Inc. *	185	22,561
Systemax, Inc.	8,059	192,932
Textainer Group Holdings Ltd. *	6,922	98,016
Titan Machinery, Inc. *	4,710	62,313
Triton International Ltd.	13,664	555,715
United Rentals, Inc. *	1,128	196,836
Univar, Inc. *	1,143	19,294
Veritiv Corp. *	1,000	12,660
Watsco, Inc.	1,976	460,191
WESCO International, Inc. *	9,569	421,227
Willis Lease Finance Corp. *	900	16,605

		5,712,566

Water Utilities — 0.5%
American States Water Co.	7,417	555,904
Artesian Resources Corp.	1,783	61,460
California Water Service Group	9,992	434,152
Consolidated Water Co., Ltd.	1,751	18,228
Middlesex Water Co.	3,305	205,406
Pure Cycle Corp. *	1,000	9,010
SJW Corp.	4,400	267,784
York Water Co.	2,247	94,981

		1,646,925

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	9,496	96,812
Shenandoah Telecommunications Co.	9,536	423,732
Spok Holdings, Inc.	3,861	36,718
Telephone & Data Systems, Inc.	18,553	342,118
United States Cellular Corp. *	2,957	87,320

		986,700

TOTAL COMMON STOCKS (Identified Cost $262,579,855)		356,489,401

PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc. 7.000%	1,225	34,300

Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	36,839

Trading Companies & Distributors — 0.1%
WESCO International, Inc., (5-Yr. CMT + 10.325%)	4,390	122,920

TOTAL PREFERRED STOCKS (Identified Cost $168,077)		194,059

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR §¶	13,144	1,002

Media — 0.0%
Media General, Inc. CVR §¶	3,965	279

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶	16,344	—
FRD Acquisition Co. CVR ¶§	656	—

		—

TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		1,281

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.027%	458,127	$458,127

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%	2,739,237	2,739,237

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,197,364)		3,197,364

Total Investments — 100.7% (Identified Cost $265,945,708)		359,882,105
Liabilities, Less Cash and Other Assets — (0.7%)		(2,400,397)

Net Assets — 100.0%		$357,481,708

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $11,217,511.
Δ	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	21.3%
Financials	16.4%
Consumer Discretionary	16.3%
Information Technology	15.5%
Health Care	11.5%
Materials	6.1%
Consumer Staples	4.5%
Utilities	3.4%
Communication Services	3.2%
Energy	1.8%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.6%
Australia — 5.4%
AMP Ltd.	276,963	$258,879
Australia & New Zealand Banking Group Ltd.	326,183	4,023,083
Bendigo & Adelaide Bank Ltd. @	28,060	121,392
BlueScope Steel Ltd.	175,538	1,596,759
Boral Ltd.	186,148	607,978
Challenger Ltd.	21,253	58,302
Crown Resorts Ltd.	25,077	157,881
Downer EDI Ltd.	33,146	104,460
Fortescue Metals Group Ltd.	204,027	2,381,989
Harvey Norman Holdings Ltd. @	136,089	441,556
Incitec Pivot Ltd.	234,863	341,488
Lendlease Group	43,821	346,196
National Australia Bank Ltd.	383,855	4,880,115
Newcrest Mining Ltd.	26,074	583,422
Oil Search Ltd.	243,573	460,572
Origin Energy Ltd.	203,601	627,065
QBE Insurance Group Ltd.	29,598	182,528
Qube Holdings Ltd.	58,872	105,839
Santos Ltd.	319,417	1,116,458
South32 Ltd.	789,710	1,153,884
Suncorp Group Ltd.	202,878	1,227,881
TABCORP Holdings Ltd.	226,955	542,939
Westpac Banking Corp.	474,678	5,725,398
Woodside Petroleum Ltd.	123,874	1,559,781
WorleyParsons Ltd.	30,039	205,472

		28,811,317

Austria — 0.0%
Raiffeisen Bank International AG @*	11,330	173,620

Belgium — 1.1%
Ageas	28,366	1,159,364
KBC Groep NV	31,034	1,556,949
Solvay SA	14,904	1,283,654
UCB SA	13,636	1,550,790

		5,550,757

Canada — 7.5%
Agnico Eagle Mines Ltd.	1,714	136,451
Alamos Gold, Inc., Class A	19,905	175,363
Bank of Montreal @	79,335	4,633,957
Bank of Montreal	17,981	1,051,137
Bank of Nova Scotia (The) @	86,590	3,594,351
Bank of Nova Scotia (The)	32,813	1,363,235
Barrick Gold Corp.	36,229	1,018,397
Cameco Corp.	37,046	374,165
Canadian Imperial Bank of Commerce @	15,004	1,121,099
Canadian Imperial Bank of Commerce	44,533	3,328,729
Canadian Natural Resources Ltd.	237,398	3,800,742
Cenovus Energy, Inc. @	104,410	406,155
Fairfax Financial Holdings Ltd.	3,173	934,350
First Quantum Minerals Ltd.	67,465	601,412
Great-West Lifeco, Inc.	13,673	267,186
Husky Energy, Inc. @	11,644	26,934
Ia Financial Corp., Inc.	15,658	545,040
Imperial Oil Ltd. @	33,555	401,318
Kinross Gold Corp. *	173,331	1,529,525
Lundin Mining Corp.	146,222	815,913
Magna International, Inc.	78,921	3,610,636
Manulife Financial Corp. @	161,124	2,241,235
Nutrien Ltd.	65,686	2,576,862
Nutrien Ltd.	1,100	43,131
Onex Corp.	1,608	71,732
Ovintiv, Inc. @	28,200	230,632

	SHARES	VALUE†
Pembina Pipeline Corp. @	8,317	$176,570
SNC-Lavalin Group, Inc. @	7,445	119,373
Sun Life Financial, Inc.	11,592	472,142
Suncor Energy, Inc. ¥	217,673	2,658,077
Suncor Energy, Inc.	31,230	381,943
Teck Resources Ltd., Class B @	52,545	731,426
Toronto-Dominion Bank/The	3,785	175,018
Wheaton Precious Metals Corp.	2,686	131,802
Yamana Gold, Inc.	73,800	419,184

		40,165,222

China — 0.0%
Wharf Holdings Ltd. (The)	51,000	101,473

Denmark — 2.9%
AP Moeller - Maersk A/S, Class A	207	304,311
AP Moeller - Maersk A/S, Class B	212	336,534
Carlsberg A/S, Class B	15,445	2,082,067
Danske Bank A/S *	41,578	563,767
DSV A/S	17,724	2,895,896
Genmab A/S *	4,088	1,480,716
GN Store Nord A/S	1,709	129,402
H Lundbeck A/S	12,173	401,620
Novozymes A/S, B Shares	19,071	1,201,041
Pandora A/S	771	55,574
Rockwool International A/S, B Shares	1,147	440,744
Tryg A/S	7,068	223,063
Vestas Wind Systems A/S	30,064	4,876,600
William Demant Holding A/S @*	11,349	356,561

		15,347,896

Finland — 1.0%
Fortum Oyj	50,706	1,027,003
Nokia Oyj, ADR @*	136,009	531,795
Nordea Bank Abp *	259,177	1,971,218
Stora Enso Oyj, R Shares	87,660	1,374,642
UPM-Kymmene Oyj	12,508	381,143

		5,285,801

France — 10.1%
Amundi SA *±	3,901	275,338
Arkema SA	15,142	1,608,798
Atos SE *	12,284	990,883
AXA SA	161,385	2,985,069
BNP Paribas SA *	86,860	3,154,463
Bollore SA	149,075	557,208
Bouygues SA	55,128	1,914,483
Capgemini SE	7,262	934,448
Carrefour SA	128,110	2,052,518
Cie de Saint-Gobain *	101,314	4,277,469
Cie Generale des Etablissements Michelin	38,971	4,190,828
CNP Assurances *	26,215	328,258
Credit Agricole SA *	58,593	513,307
Eiffage SA *	5,148	421,417
Electricite de France SA	85,557	905,410
Engie SA *	153,978	2,061,669
EssilorLuxottica SA *	3,895	530,421
Iliad SA	537	98,879
Natixis SA *	109,065	245,836
Orange SA	322,578	3,359,987
Peugeot SA *	170,171	3,092,513
Publicis Groupe SA	26,839	867,870
Renault SA *	35,071	912,636
Sanofi	10,237	1,024,162
SES SA	60,528	429,770
Societe Generale SA *	115,065	1,526,888
Total SA @	387,084	13,252,027
Valeo SA	37,542	1,155,423
Vivendi SA	14,883	415,300

		54,083,278

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 7.8%
Allianz SE	28,273	$5,423,786
BASF SE	63,855	3,891,575
Bayer AG	34,516	2,157,364
Bayerische Motoren Werke AG	62,360	4,532,335
Commerzbank AG *	115,925	569,897
Continental AG	15,550	1,686,058
Covestro AG ±	5,523	274,235
Daimler AG	167,003	9,013,774
Deutsche Bank AG *	153,778	1,291,735
Deutsche Bank AG *	46,122	388,804
Evonik Industries AG	18,004	466,504
Fresenius SE & Co. KGaA	30,353	1,381,858
Hapag-Lloyd AG ±	3,372	182,454
HeidelbergCement AG	25,898	1,588,650
METRO AG	13,398	133,836
Muenchener Rueckversicherungs AG	12,421	3,154,346
RWE AG	52,553	1,970,472
Talanx AG *	13,218	426,490
Telefonica Deutschland Holding AG	207,880	533,522
Uniper SE	51,777	1,673,055
Volkswagen AG *	6,709	1,173,602

		41,914,352

Hong Kong — 2.2%
Bank of East Asia Ltd. (The)	36,400	66,882
BOC Aviation Ltd. ±	47,800	325,038
Cathay Pacific Airways Ltd. @*	286,363	197,682
CK Asset Holdings Ltd.	305,000	1,485,636
CK Hutchison Holdings Ltd.	336,624	2,024,074
CK Infrastructure Holdings Ltd.	5,000	23,322
Hang Lung Properties Ltd.	239,000	603,818
Henderson Land Development Co., Ltd.	133,684	492,471
Kerry Properties Ltd.	94,000	239,911
MTR Corp. Ltd.	126,669	625,169
New World Development Co. Ltd.	231,859	1,121,891
Sino Land Co., Ltd.	400,061	464,584
SJM Holdings Ltd.	433,000	510,099
Sun Hung Kai Properties Ltd.	185,677	2,367,067
Swire Pacific Ltd., Series A	29,500	141,599
Swire Pacific Ltd., Series B	127,500	105,619
Tsim Sha Tsui Properties	14,907	46,740
WH Group Ltd. ±	1,079,000	874,332
Xinyi Glass Holdings Ltd.	106,000	213,093

		11,929,027

Ireland — 0.6%
CRH plc, ADR	47,484	1,713,697
Flutter Entertainment plc *	3,025	478,155
Paddy Power Betfair plc *	7,007	1,114,824

		3,306,676

Israel — 0.3%
Bank Hapoalim B.M.	61,696	329,578
Bank Leumi Le-Israel	81,999	360,961
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Series A	172,804	466,099

	SHARES	VALUE†
Teva Pharmaceutical Industries Ltd., ADR *	47,500	$427,975

		1,584,615

Italy — 1.6%
Eni SpA	115,191	903,252
Fiat Chrysler Automobiles NV *	202,005	2,479,248
Fiat Chrysler Automobiles NV @*	52,894	646,365
Intesa Sanpaolo SpA *	988,903	1,858,581
Mediobanca SpA	39,607	311,036
Telecom Italia SpA	2,860,918	1,147,165
UniCredit SpA *	163,283	1,348,703

		8,694,350

Japan — 23.8%
AEON Financial Service Co. Ltd.	5,400	48,795
AGC, Inc.	48,500	1,411,795
Air Water, Inc.	4,900	65,975
Aisin Seiki Co., Ltd.	22,500	714,692
Alfresa Holdings Corp.	7,700	167,777
Alps Alpine Co. Ltd.	27,500	367,136
Amada Holdings Co., Ltd.	37,100	345,444
Aozora Bank Ltd. @	14,700	242,944
Asahi Kasei Corp.	53,400	463,139
Bank of Kyoto Ltd. (The) @	8,000	384,583
Bridgestone Corp.	35,400	1,113,372
Brother Industries Ltd.	5,100	80,563
Canon Marketing Japan, Inc.	12,000	239,169
Canon, Inc.	31,700	524,952
Chiba Bank Ltd. (The) @	79,000	433,708
Chugoku Bank Ltd. (The) @	19,700	188,099
Coca-Cola West Co., Ltd.	13,975	233,082
Concordia Financial Group Ltd. @	111,200	384,848
Credit Saison Co., Ltd.	23,900	251,996
Dai Nippon Printing Co., Ltd.	30,000	604,750
Dai-ichi Life Holdings, Inc. (The)	72,700	1,018,138
Daicel Corp.	52,000	373,242
Daio Paper Corp. @	12,400	176,597
Daiwa House Industry Co., Ltd.	7,100	181,598
Daiwa Securities Group, Inc.	214,000	894,228
Denka Co., Ltd.	16,200	490,769
Denso Corp.	33,700	1,468,913
Dentsu, Inc.	24,200	710,179
DIC Corp.	16,000	397,174
Dowa Holdings Co., Ltd.	9,600	280,358
Ebara Corp.	16,800	452,874
FUJIFILM Holdings Corp.	11,600	570,293
Fukuoka Financial Group, Inc.	18,000	301,067
Fukuyama Transporting Co., Ltd.	4,300	208,344
Fuyo General Lease Co., Ltd.	800	49,305
Glory Ltd.	600	13,358
Hachijuni Bank Ltd. (The)	48,000	187,968
Hankyu Hanshin Holdings, Inc.	44,300	1,419,751
Haseko Corp.	22,300	291,794
Heiwa Corp. @	14,000	229,650
Hino Motors Ltd.	25,900	166,748
Hitachi Capital Corp. @	9,900	231,202
Hitachi Ltd.	116,700	3,920,430
Hitachi Metals Ltd.	26,500	405,798
Honda Motor Co., Ltd.	260,600	6,111,924
Ibiden Co., Ltd.	17,800	599,156
Idemitsu Kosan Co., Ltd. @	27,500	584,602
IHI Corp.	7,700	101,849

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Iida Group Holdings Co., Ltd.	36,900	$742,793
Inpex Corp.	144,500	772,064
Isuzu Motors Ltd.	67,000	582,808
ITOCHU Corp. @	65,200	1,659,906
Itoham Yonekyu Holdings, Inc.	22,300	159,218
Iyo Bank Ltd. (The)	19,600	129,347
J. Front Retailing Co., Ltd.	51,400	369,423
Japan Post Holdings Co., Ltd.	71,600	485,955
JFE Holdings, Inc. *	91,300	633,685
JGC Corp.	16,300	168,154
JSR Corp. @	33,300	785,888
JTEKT Corp.	43,200	335,884
JX Holdings, Inc.	349,100	1,241,289
K’s Holdings Corp.	32,000	430,854
Kajima Corp.	54,000	646,167
Kamigumi Co., Ltd.	15,700	307,852
Kandenko Co., Ltd.	16,400	133,732
Kaneka Corp.	16,000	446,783
Kawasaki Heavy Industries Ltd. @*	32,800	440,692
Komatsu Ltd.	66,800	1,463,120
Konica Minolta, Inc. @	38,300	107,493
Kuraray Co., Ltd.	76,400	737,450
Kurita Water Industries Ltd.	3,100	101,702
Kyushu Financial Group, Inc. @	44,870	209,746
Lintec Corp.	4,200	97,329
LIXIL Group Corp.	45,500	910,302
Mabuchi Motor Co., Ltd.	5,100	197,056
Maeda Road Construction Co., Ltd.	4,100	74,680
Marubeni Corp.	203,100	1,144,863
Mazda Motor Corp.	59,800	346,445
Mebuki Financial Group, Inc.	83,070	187,462
Medipal Holdings Corp.	25,300	504,968
Mitsubishi Chemical Holdings Corp.	185,800	1,067,075
Mitsubishi Corp.	121,400	2,892,121
Mitsubishi Gas Chemical Co., Inc.	36,300	669,794
Mitsubishi Heavy Industries Ltd.	42,400	936,929
Mitsubishi Logistics Corp. @	2,500	70,829
Mitsubishi Materials Corp.	21,600	423,951
Mitsubishi Motors Corp. @*	81,500	178,509
Mitsubishi UFJ Financial Group, Inc.	206,400	814,327
Mitsubishi UFJ Financial Group, Inc., ADR @	584,899	2,345,445
Mitsubishi UFJ Lease & Finance Co., Ltd. @	110,200	506,775
Mitsui Chemicals, Inc.	47,200	1,134,966
Mitsui Fudosan Co., Ltd.	43,800	758,552
Mitsui OSK Lines Ltd.	19,100	372,709
Mizuho Financial Group, Inc.	116,640	1,449,360
MS&AD Insurance Group Holdings, Inc.	41,528	1,111,981
Nagase & Co., Ltd.	10,200	141,977
NEC Corp.	25,800	1,502,034
NGK Insulators Ltd.	22,300	316,110
NGK Spark Plug Co., Ltd.	10,600	183,928
NH Foods Ltd.	15,533	690,748
NHK Spring Co., Ltd.	33,300	211,865
Nikon Corp. @	26,900	180,583
Nippo Corp.	11,000	302,887
Nippon Electric Glass Co., Ltd.	11,500	213,502
Nippon Express Co., Ltd.	21,600	1,257,517
Nippon Kayaku Co., Ltd. @	11,700	102,950
Nippon Paper Industries Co., Ltd. @	16,500	203,854
Nippon Shokubai Co., Ltd.	4,600	244,252

	SHARES	VALUE†
Nippon Steel Sumitomo Metal Corp. *	76,327	$716,120
Nippon Yusen KK	32,300	556,479
Nipro Corp.	14,600	169,582
Nissan Motor Co., Ltd. *	310,600	1,094,971
Nitto Denko Corp.	1,300	84,312
NOK Corp.	19,900	205,859
Nomura Holdings, Inc.	175,700	797,326
Nomura Real Estate Holdings, Inc.	23,700	448,090
NSK Ltd.	84,600	642,532
Obayashi Corp.	113,200	1,025,041
Oji Holdings Corp.	226,000	1,032,873
Panasonic Corp.	128,500	1,082,926
Rengo Co., Ltd.	35,400	266,511
Resona Holdings, Inc.	246,400	835,468
Ricoh Co., Ltd. @	118,700	794,597
Rohm Co., Ltd.	9,500	729,626
Sawai Pharmaceutical Co., Ltd.	3,200	161,115
Seiko Epson Corp. @	8,700	99,403
Seino Holdings Co., Ltd.	20,400	295,173
Sekisui Chemical Co., Ltd.	16,000	254,416
Sekisui House Ltd.	81,800	1,440,701
Seven & i Holdings Co., Ltd.	31,900	983,028
Shimizu Corp.	68,400	511,711
Shinsei Bank Ltd. @	18,500	226,985
Shizuoka Bank Ltd. (The)	58,000	399,260
Showa Denko KK	14,000	255,137
SoftBank Group Corp.	81,200	4,980,636
Sojitz Corp. @	179,100	404,170
Sompo Holdings, Inc.	37,143	1,278,073
Subaru Corp.	39,300	757,195
Sumitomo Chemical Co., Ltd.	471,000	1,549,680
Sumitomo Corp.	102,000	1,217,153
Sumitomo Electric Industries Ltd.	181,800	2,032,354
Sumitomo Forestry Co., Ltd.	33,800	535,211
Sumitomo Heavy Industries Ltd.	26,000	602,020
Sumitomo Metal Mining Co., Ltd.	31,000	953,824
Sumitomo Mitsui Financial Group, Inc.	87,900	2,431,596
Sumitomo Mitsui Trust Holdings, Inc.	24,900	659,302
Sumitomo Realty & Development Co., Ltd.	17,600	517,662
Sumitomo Rubber Industries Ltd.	42,800	394,865
Suzuken Co., Ltd.	1,100	41,772
Suzuki Motor Corp.	19,500	828,886
T&D Holdings, Inc.	88,400	865,015
Taiheiyo Cement Corp.	25,000	633,860
Takeda Pharmaceutical Co. Ltd.	14,873	527,990
TDK Corp.	5,800	627,488
Teijin Ltd.	53,199	821,706
THK Co., Ltd.	8,300	206,900
Toda Corp.	28,000	191,153
Toho Holdings Co., Ltd.	700	15,014
Tokai Carbon Co. Ltd. @	21,300	226,602
Tokio Marine Holdings, Inc.	20,400	889,774
Tokyo Tatemono Co., Ltd.	37,600	457,411
Tokyu Fudosan Holdings Corp.	132,300	565,755
Toray Industries, Inc.	166,100	754,864
Tosoh Corp.	58,300	942,507
Toyo Seikan Group Holdings Ltd.	30,500	301,342
Toyoda Gosei Co., Ltd.	15,300	348,898
Toyota Motor Corp.	131,890	8,668,862
Toyota Motor Corp., ADR @	40,897	5,416,399
Toyota Tsusho Corp.	46,800	1,305,510
TS Tech Co., Ltd.	7,000	196,662
Ube Industries Ltd.	24,700	414,770
Yamada Denki Co., Ltd.	93,100	462,565

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Yamaha Motor Co., Ltd.	37,200	$536,845
Yokohama Rubber Co., Ltd. (The)	27,600	390,192
Zeon Corp.	28,500	297,525

		127,304,018

Netherlands — 4.8%
ABN AMRO Group NV ±	42,957	360,210
Aegon NV	114,981	299,277
Akzo Nobel NV	2,244	227,369
ArcelorMittal @*	53,718	711,763
ArcelorMittal *=	1,708	22,797
Coca-Cola European Partners PLC	9,243	363,580
Heineken NV	18,388	1,635,897
ING Groep NV *	386,479	2,744,592
Koninklijke Ahold Delhaize NV	237,160	7,020,969
Koninklijke DSM NV @	38,541	6,353,347
Koninklijke KPN NV	54,934	129,266
Koninklijke Philips NV *	27,162	1,280,212
Koninklijke Philips NV *	22,888	1,079,169
Koninklijke Vopak NV	10,435	587,991
NN Group NV	49,429	1,857,394
Randstad Holding NV *	16,773	875,705

		25,549,538

New Zealand — 0.2%
Auckland International Airport Ltd.	143,857	693,303
EBOS Group Ltd.	14,412	233,017
Fletcher Building Ltd. *	41,268	105,108
Ryman Healthcare Ltd.	16,629	154,893

		1,186,321

Norway — 0.8%
DNB ASA *	140,787	1,951,623
Norsk Hydro ASA *	156,773	432,628
SpareBank 1 SR-Bank ASA *	25,719	213,417
Statoil ASA	43,535	619,828
Storebrand ASA *	56,200	294,873
Subsea 7 SA *	28,831	207,280
Yara International ASA	14,514	559,398

		4,279,047

Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	536,661

		536,661

Singapore — 1.0%
CapitaLand Ltd.	430,800	855,257
City Developments Ltd.	103,600	577,558
Frasers Centrepoint Ltd.	23,300	19,800
Hongkong Land Holdings Ltd.	101,200	375,452
Jardine Cycle & Carriage Ltd.	3,000	39,537
Keppel Corp. Ltd.	379,500	1,237,152
Olam International Ltd.	82,000	75,690
Oversea-Chinese Banking Corp. Ltd.	83,765	516,685
Singapore Airlines Ltd.	397,349	1,010,074
United Industrial Corp. Ltd.	63,243	96,367
UOL Group Ltd.	47,218	230,028
Yangzijiang Shipbuilding Holdings Ltd.	69,600	50,477

		5,084,077

	SHARES	VALUE†
Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	530,653	$1,475,773
Banco Bilbao Vizcaya Argentaria SA, ADR @	134,068	367,346
Banco de Sabadell SA	238,503	83,107
Banco Santander SA *	1,427,768	2,677,708
CaixaBank SA	63,253	134,454
Naturgy Energy Group SA	14,411	289,263
Repsol SA	46,616	312,735

		5,340,386

Sweden — 3.2%
BillerudKorsnas AB	26,684	447,969
Boliden AB	68,429	2,037,776
Dometic Group AB *±	22,074	274,328
Getinge AB, B Shares	21,260	464,091
Holmen AB	16,178	601,537
Husqvarna AB, Class B	21,106	232,651
ICA Gruppen AB @	15,599	793,026
Intrum AB	10,769	265,502
Millicom International Cellular SA	8,745	266,182
Peab AB *	3,201	32,221
SKF AB	68,707	1,424,643
SSAB AB, A Shares *@	32,802	109,476
SSAB AB, B Shares *	185,078	1,645,808
SSAB AB, Series B *	71,560	228,603
Svenska Cellulosa AB, Series A *@	244	3,585
Svenska Cellulosa AB, Series B *	83,778	1,151,078
Svenska Handelsbanken AB, A Shares *	96,474	811,360
Svenska Handelsbanken AB, B Shares *@	1,918	19,060
Swedbank AB, A Shares *	62,395	980,529
Tele2 AB, B Shares @	8,541	120,927
Telia Co. AB @	343,398	1,412,955
Trelleborg AB *	39,848	708,564
Volvo AB, Series A *@	21,144	410,327
Volvo AB, Series B *	134,294	2,594,905

		17,037,103

Switzerland — 11.0%
ABB Ltd.	144,630	3,682,290
Adecco Group SA	31,735	1,677,281
Alcon, Inc. *µ	31,115	1,766,804
Alcon, Inc. *	3,914	222,902
Baloise Holding AG	8,489	1,248,857
Banque Cantonale Vaudoise	1,730	175,808
Chocoladefabriken Lindt & Spruengli AG	1	89,029
Cie Financiere Richemont SA	62,281	4,172,127
Clariant AG	5,547	109,368
Credit Suisse Group AG	129,912	1,303,845
Helvetia Holding AG	2,160	183,625
Julius Baer Group Ltd.	38,000	1,620,173
LafargeHolcim Ltd. *	56,614	2,580,991
Lonza Group AG	8,675	5,355,415
Novartis AG	155,578	13,497,897
Novartis AG, ADR	19,570	1,701,807
Swatch Group AG (The) µ	8,119	364,938
Swatch Group AG (The) µ	1,834	427,910
Swiss Life Holding AG *	4,192	1,586,138
Swiss Prime Site AG	1,574	142,866
Swiss Re AG	27,273	2,021,823
Swisscom AG	4,128	2,189,828
UBS Group AG	364,408	4,075,134
Vifor Pharma AG	3,119	424,649
Zurich Insurance Group AG	23,631	8,228,068

		58,849,573

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom — 11.2%
Anglo American PLC	157,388	$3,809,477
Antofagasta PLC	11,948	157,794
Aviva PLC	745,467	2,748,185
Barclays PLC, ADR @*	347,640	1,741,676
Barratt Developments PLC	217,526	1,335,497
BP PLC	350,960	1,019,843
BP PLC, ADR	347,274	6,063,404
British American Tobacco PLC	179,302	6,426,085
British American Tobacco PLC, ADR @	2,004	72,445
BT Group PLC	490,814	623,062
Carnival PLC	7,715	99,451
DS Smith PLC	13,501	51,340
Glencore PLC *	1,526,564	3,170,591
GVC Holdings PLC *	14,764	185,554
HSBC Holdings PLC, ADR @	190,456	3,729,128
Investec PLC	102,451	188,778
J Sainsbury PLC	422,622	1,041,308
Kingfisher PLC	420,977	1,611,696
Lloyds Banking Group PLC *	8,348,692	2,839,153
Lloyds Banking Group PLC, ADR @	376,801	489,841
M&G PLC	193,217	397,661
Melrose Industries PLC *	351,390	523,695
Natwest Group PLC, ADR @*	162,939	438,306
Ninety One PLC *	51,225	134,840
Pearson PLC	17,918	126,978
Phoenix Group Holdings PLC	42,251	375,197
Royal Bank of Scotland Group PLC *	105,541	144,424
Royal Dutch Shell PLC, ADR, Class B	425,660	10,309,485
Standard Chartered PLC *	186,070	854,979
Standard Life Aberdeen PLC	102,190	298,005
Tesco PLC	28,781	78,917
Vodafone Group PLC	4,677,355	6,197,171
Whitbread PLC *	5,727	157,034
WM Morrison Supermarkets PLC	445,248	977,555
WPP PLC	166,889	1,309,298
WPP PLC, ADR @	8,470	332,363

		60,060,216

TOTAL COMMON STOCKS (Identified Cost $580,978,594)		522,175,324

PREFERRED STOCKS — 1.4%
Germany — 1.3%
Bayerische Motoren Werke AG, 6.210%	11,127	609,241
Porsche Automobil Holding SE, 3.200% *	17,284	1,031,469
Volkswagen AG, 2.680% *	35,751	5,759,293

		7,400,003

Italy — 0.1%
Telecom Italia SpA, 8.060%	711,381	287,583

TOTAL PREFERRED STOCKS (Identified Cost $10,696,107)		7,687,586

SHORT-TERM INVESTMENTS — 4.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.027%	341,708	341,708

	SHARES	VALUE†
Collateral For Securities On Loan — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%	$24,705,594	$24,705,594

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,047,302)		25,047,302

Total Investments — 103.7% (Identified Cost $616,722,003)		554,910,212
Liabilities, Less Cash and Other Assets — (3.7%)		(19,888,717)

Net Assets — 100.0%		$535,021,495

†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $40,338,299.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2020 amounted to $2,565,935 or 0.48% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR	—	American Depository Receipt

The accompany notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2020

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	15.1%
Automobiles	10.1%
Oil, Gas & Consumable Fuels	9.0%
Insurance	8.2%
Chemicals	5.9%
Metals & Mining	4.7%
Pharmaceuticals	4.1%
Auto Components	3.5%
Food & Staples Retailing	2.5%
Real Estate Management & Development	2.4%

Country Weightings as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	24.0%
United Kingdom	11.3%
Switzerland	11.1%
France	10.2%
Germany	9.3%
Canada	7.6%
Australia	5.5%
Netherlands	4.8%
Sweden	3.2%
Other	13.0%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	16,381,652	$285,368,386

TOTAL MUTUAL FUNDS (Identified Cost $188,289,596)		285,368,386

Total Investments — 100.1% (Identified Cost $188,289,596)		285,368,386
Liabilities, Less Cash and Other Assets — (0.1%)		(194,502)

Net Assets — 100.0%		$285,173,884

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Brazil — 3.9%
Banco Bradesco SA	35,883	$115,139
Banco Bradesco SA, ADR	112,711	386,599
Banco do Brasil SA	54,444	287,155
Banco Santander Brasil SA	29,897	148,849
Cia Brasileira de Distribuicao	3,300	40,980
Cogna Educacao	134,331	123,904
Embraer SA, ADR *@	18,374	81,029
Enauta Participacoes SA	13,118	22,611
Gerdau SA, ADR @	102,151	377,959
International Meal Co., Alimentacao SA *	16,347	9,402
Iochpe Maxion SA	16,997	41,464
JBS SA	22,851	84,106
JHSF Participacoes SA	20,831	25,965
Petroleo Brasileiro SA	387,748	1,365,013
Restoque Comercio e Confeccoes de Roupas SA *	1,622	1,421
SLC Agricola SA	5,957	27,038
Tupy SA *	9,747	30,148
Usinas Siderurgicas de Minas Gerais SA	9,100	16,593
Vale SA	339,568	3,574,114

		6,759,489

Chile — 0.6%
Besalco SA	22,668	11,261
CAP SA *	1,549	13,052
Cencosud SA	141,787	207,696
Empresas CMPC SA	54,329	114,185
Empresas COPEC SA	23,437	175,778
Enel Chile SA, ADR	10,993	37,816
Enersis Americas SA, ADR	13,036	84,213
ENTEL Chile SA	13,467	83,849
Grupo Security SA	60,409	9,972
Inversiones Aguas Metropolitanas SA	40,036	29,017
Itau CorpBanca	8,900,248	23,638
PAZ Corp. SA	9,073	6,356
Ripley Corp. SA	104,950	28,742
Salfacorp SA	43,600	23,048
Sigdo Koppers SA	27,803	28,828
SMU SA	147,411	21,924
Sociedad Matriz SAAM SA	550,961	37,897
Socovesa SA	38,881	9,905
SONDA SA	26,216	18,567

		965,744

China — 32.9%
361 Degrees International Ltd.	71,000	9,070
3SBio, Inc. *±	9,500	10,689
AAC Technologies Holdings, Inc. @	58,000	312,450
Agile Group Holdings Ltd.	131,091	171,178
Agricultural Bank of China Ltd., H Shares	1,888,000	589,539
Air China Ltd., Class H	182,000	119,062
Ajisen China Holdings Ltd.	37,000	5,395
Aluminum Corp. of China Ltd., H Shares *	290,000	59,122
Angang Steel Co., Ltd., H Shares @	142,999	38,194
Anhui Conch Cement Co., Ltd., H Sharess	91,000	625,841
Anton Oilfield Services Group *@	226,000	9,769
Asia Cement China Holdings Corp.	40,000	35,148
Atlas Corp.	6,910	61,775
AviChina Industry & Technology Co., Ltd.
H Shares	254,000	144,533
BAIC Motor Corp., Ltd., H Shares ±	145,000	58,935
Baidu, Inc. ADR *	15,333	1,941,005
Bank of China Ltd., H Shares	5,805,902	1,797,945

	SHARES	VALUE†
Bank of Chongqing Co., Ltd., H Shares	46,500	$24,060
Bank of Communications Co., Ltd., H Shares	565,400	271,390
BBMG Corp., H Shares	184,000	33,951
Beijing Capital International Airport Co., Ltd., H Shares	190,000	113,999
Beijing Capital Land Ltd., H Shares	150,000	25,548
Beijing Energy International Holding Co. Ltd. *	310,000	9,600
Beijing Enterprises Clean Energy Group Ltd. *	260,000	1,275
Beijing Enterprises Holdings Ltd.	46,000	137,999
Beijing Enterprises Water Group Ltd.	448,000	173,418
Beijing North Star Co., Ltd., Class H	100,000	18,710
Bosideng International Holdings Ltd.	166,000	51,406
Brilliance China Automotive Holdings Ltd.	178,000	166,974
BYD Electronic International Co., Ltd. @	61,500	309,085
C C Land Holdings Ltd.	106,500	24,461
CAR, Inc. *@	44,000	14,193
Central China Real Estate Ltd.	56,000	25,651
CGN Meiya Power Holdings Co., Ltd. *	152,000	19,221
Chaowei Power Holdings Ltd.	71,000	26,293
China Aircraft Leasing Group Holdings Ltd.	16,000	13,523
China Aoyuan Group Ltd.	103,000	105,126
China Beststudy Education Group	16,000	6,668
China BlueChemical Ltd., H Shares	192,000	27,747
China Cinda Asset Management Co., Ltd., Class H	561,000	104,961
China Citic Bank Corp., Ltd., H Shares	709,000	273,535
China Coal Energy Co., Ltd., H Shares	158,000	38,531
China Communication Services Corp., Ltd., H Shares	231,600	135,672
China Communications Construction Co., Ltd., H Shares	279,000	145,799
China Conch Venture Holdings Ltd.	80,500	372,894
China Construction Bank Corp., H Shares	8,362,810	5,416,908
China COSCO Holdings Co., Ltd., H Shares *	189,500	92,671
China Development Bank Financial Leasing Co., Ltd., H Shares ±	128,000	18,993
China Dongxiang Group Co., Ltd @	218,000	27,004
China Eastern Airlines Corp. Ltd.	403	8,705
China Eastern Airlines Corp., Ltd., H Shares @	142,000	60,647
China Energy Engineering Corp., Ltd., H Shares	152,000	13,533
China Everbright Bank Co., Ltd., H Shares	241,000	75,876
China Everbright Greentech Ltd. @±	32,000	12,759
China Everbright Ltd.	88,000	117,408
China Evergrande Group @	200,000	508,384
China Foods Ltd.	46,000	15,017
China Galaxy Securities Co., Ltd., H Shares	176,000	98,786
China Gas Holdings Ltd.	158,200	449,081
China Grand Pharmaceutical and Healthcare Holdings Ltd.	68,000	62,296
China Harmony New Energy Auto Holding Ltd.	62,000	24,560
China High Speed Transmission Equipment Group Co., Ltd.	23,000	18,133
China Hongqiao Group Ltd.	162,500	101,274
China Huarong Asset Management Co., Ltd. Class H ±	681,000	72,054
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Capital Corp., Ltd., H Shares *@±	84,000	193,578

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China International Marine Containers Group Co., Ltd., Class H	49,640	$53,611
China Jinmao Holdings Group Ltd.	334,000	184,022
China Lesso Group Holdings Ltd.	100,000	179,612
China Lilang Ltd.	31,000	17,000
China Lumena New Materials Corp. *§	5,599	—
China Machinery Engineering Corp., Class H	57,000	11,694
China Maple Leaf Educational Systems Ltd. @	160,000	47,896
China Medical System Holdings Ltd.	56,000	61,636
China Mengniu Dairy Co. Ltd. *	115,000	538,642
China Merchants Bank Co., Ltd., H Shares	288,500	1,360,594
China Merchants Land Ltd.	118,000	16,748
China Merchants Port Holdings Co., Ltd.	142,891	145,287
China Merchants Securities Co. Ltd. H Shares *±	10,660	12,654
China Minsheng Banking Corp., Ltd., H Shares	567,380	297,232
China Mobile Ltd.	641,500	4,093,157
China Mobile Ltd. ADR	17,270	555,403
China Modern Dairy Holdings Ltd. *@	73,000	9,702
China Molybdenum Co., Ltd., H Shares	99,000	35,001
China National Building Material Co., Ltd., H Shares	440,850	556,321
China New Higher Education Group Ltd. ±	16,000	10,281
China Oil & Gas Group Ltd. *@	200,000	7,097
China Oilfield Services Ltd., H Shares	180,000	124,954
China Oriental Group Co., Ltd.	122,000	27,233
China Overseas Grand Oceans Group Ltd.	131,500	74,997
China Overseas Land & Investment Ltd.	414,000	1,036,329
China Pacific Insurance Group Co. Ltd. H Shares	178,800	505,251
China Petroleum & Chemical Corp., H Shares	2,278,400	914,294
China Railway Construction Corp., Ltd., H Shares	204,500	140,642
China Railway Group Ltd., H Shares	326,000	153,114
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	25,236
China Reinsurance Group Corp., H Shares	323,000	29,591
China Resources Cement Holdings Ltd.	238,000	324,906
China Resources Gas Group Ltd.	40,000	178,580
China Resources Land Ltd.	372,000	1,675,189
China Resources Medical Holdings Co., Ltd.	71,500	46,590
China Resources Pharmaceutical Group Ltd. ±	134,500	69,072
China Sanjiang Fine Chemicals Co., Ltd.	44,000	10,390
China SCE Group Holdings Ltd.	170,000	75,896
China Shanshui Cement Group Ltd. *	53,000	14,361
China Shenhua Energy Co., Ltd.	358,000	642,086
China Shineway Pharmaceutical Group Ltd.	36,000	22,575
China South City Holdings Ltd.	308,000	28,217
China Southern Airlines Co., Ltd., H Shares *@	170,000	91,690
China State Construction International Holdings Ltd.	204,000	132,928
China Taiping Insurance Holdings Co., Ltd.	137,800	209,455
China Tianrui Group Cement Co., Ltd. *	11,000	11,383

	SHARES	VALUE†
China Tower Corp. Ltd. - Class H ±	2,052,000	$354,795
China Traditional Chinese Medicine Holdings Co., Ltd.	260,000	108,696
China Travel International Investment Hong Kong Ltd. *	180,000	25,316
China Unicom Hong Kong Ltd.	92,000	59,948
China Unicom Hong Kong Ltd., ADR @	60,196	393,682
China Vanke Co., Ltd., Class H	140,900	429,970
China Yongda Automobiles Services Holdings Ltd.	84,000	99,390
China ZhengTong Auto Services Holdings Ltd. @*	74,500	7,210
China Zhongwang Holdings Ltd. *	154,000	26,031
Chinasoft International Ltd. *	90,000	65,032
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	83,109
CIFI Holdings Group Co., Ltd.	285,364	209,879
CIMC Enric Holdings Ltd.	74,000	32,464
CITIC Ltd.	593,000	435,374
Citic Resources Holdings Ltd. *	150,000	5,032
CITIC Securities Co., Ltd., Class H	23,000	51,104
Citychamp Watch & Jewellery Group Ltd. *	62,000	12,560
CNOOC Ltd.	1,926,000	1,851,433
CNOOC Ltd. Spon ADR	1,769	169,912
Cogobuy Group *±	40,000	6,761
Concord New Energy Group Ltd.	420,000	18,968
Consun Pharmaceutical Group Ltd.	23,000	9,912
COSCO SHIPPING Development Co., Ltd., H Shares	324,200	32,629
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	86,000	35,509
COSCO SHIPPING Ports Ltd.	147,024	83,851
Country Garden Holdings Co., Ltd.	909,036	1,111,949
CP Pokphand Co., Ltd.	262,000	25,693
CPMC Holdings Ltd.	53,000	23,251
CSR Corp., Ltd. - Class H	303,000	120,417
CT Environmental Group Ltd. *@§	98,000	—
Dali Foods Group Co. Ltd. ±	54,000	32,957
Dexin China Holdings Co. Ltd.	29,000	10,852
Digital China Holdings Ltd.	48,000	39,638
Dongfang Electric Corp. Ltd. H Shares	29,800	22,148
Dongfeng Motor Group Co., Ltd., H Shares	184,000	114,198
Dongyue Group Ltd.	82,000	31,424
Everbright Securities Co., Ltd., Class H @±	16,000	15,401
Fang Holdings Ltd. *@	570	6,561
Fantasia Holdings Group Co., Ltd. *	142,500	27,580
Far East Horizon Ltd.	200,000	162,063
FinVolution Group @	4,977	9,158
Fosun International Ltd.	213,000	247,353
Fufeng Group Ltd.	153,000	48,367
Fuyao Glass Industry Group Co. Ltd. - Class H ±	21,200	77,687
GCL-Poly Energy Holdings Ltd. *@	1,105,000	46,338
Geely Automobile Holdings Ltd.	452,000	898,162
Gemdale Properties & Investment Corp., Ltd.	442,000	74,712
GF Securities Co., Ltd., Class H	75,800	95,556
Golden Eagle Retail Group Ltd.	15,000	13,626
GOME Retail Holdings Ltd. *@	438,000	57,646
Grand Baoxin Auto Group Ltd. *	23,000	3,235
Great Wall Motor Co., Ltd., H Shares	249,000	315,826

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Greatview Aseptic Packaging Co. Ltd.	51,000	$19,610
Greenland Hong Kong Holdings Ltd.	112,000	34,395
Greentown China Holdings Ltd.	78,500	121,953
Guangshen Railway Co., Ltd., ADR	2,674	22,355
Guangzhou Automobile Group Co., Ltd., H Shares	188,000	156,464
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class H	8,000	19,964
Guangzhou R&F Properties Co., Ltd., H Shares	144,800	186,090
Guorui Properties Ltd.	63,000	6,910
Guotai Junan Securities Co., Ltd. ±	29,000	40,188
Haier Electronics Group Co. Ltd.	38,000	137,289
Hainan Meilan International Airport Co. Ltd. *	4,000	22,451
Haitian International Holdings Ltd.	40,000	92,903
Haitong Securities Co., Ltd., Class H *	169,600	143,557
Harbin Electric Co., Ltd., H Shares *	54,000	15,259
HC Group, Inc. *@	70,500	11,098
Health & Happiness H&H International Holdings Ltd.	3,000	12,910
Hebei Construction Group Corp. Ltd. - Class H	6,500	12,463
Hengan International Group Co. Ltd.	36,500	264,918
Hengdeli Holdings Ltd. *	184,000	6,885
Hi Sun Technology China Ltd. *	72,000	7,897
Hisense Home Appliances Group Co. Ltd. - Class H	18,000	22,181
Honghua Group Ltd. *	125,000	3,387
Hopson Development Holdings Ltd.	58,000	136,804
Hua Han Health Industry Holdings Ltd. *§	640,000	—
Huatai Securities Co., Ltd., Class H ±	58,600	95,725
Industrial & Commercial Bank of China Ltd., H Shares	5,810,000	3,013,684
Jiangxi Copper Co., Ltd., H Shares	82,000	91,522
Jiayuan International Group Ltd.	99,695	41,550
JinkoSolar Holding Co., Ltd. ADR *@	4,223	167,907
JNBY Design Ltd.	16,500	15,925
Joy City Property Ltd.	226,000	13,706
JOYY, Inc.	4,334	349,624
Ju Teng International Holdings Ltd.	56,000	16,764
Kaisa Group Holdings Ltd.	270,000	137,612
Kasen International Holdings Ltd. *	35,000	3,432
Kingboard Chemical Holdings Ltd.	71,500	235,257
Kingboard Laminates Holdings Ltd.	103,000	140,877
Kunlun Energy Co., Ltd.	378,000	247,771
KWG Property Holding Ltd.	130,000	221,753
Lee & Man Paper Manufacturing Ltd.	122,000	88,154
Legend Holdings Corp., H Shares @±	38,400	46,674
Lenovo Group Ltd.	598,000	394,292
Logan Group Co., Ltd.	84,000	132,448
Longfor Properties Co., Ltd. ±	128,000	718,447
Lonking Holdings Ltd.	158,000	41,793
Luye Pharma Group Ltd. @±	161,500	93,774
LVGEM China Real Estate Investment Co. Ltd.	12,000	4,088
Maoyan Entertainment *±	6,200	10,704
Maoye International Holdings Ltd.	82,000	3,597
Metallurgical Corp., of China Ltd., H Shares	225,000	36,000
Mingfa Group International Co., Ltd. *§	91,000	—
Minth Group Ltd.	72,000	312,617
MMG Ltd. *@	192,000	47,814

	SHARES	VALUE†
Momo, Inc.	12,916	$177,724
NetDragon Websoft Holdings Ltd.	15,000	32,516
New China Life Insurance Co. Ltd. H Shares	27,200	101,254
Nexteer Automotive Group Ltd. @	69,000	47,810
Nine Dragons Paper Holdings Ltd.	173,000	216,974
OneSmart International Education Group Ltd. ADR *	3,300	14,817
Orient Securities Co., Ltd., Class H ±	52,400	34,753
PAX Global Technology Ltd.	52,000	31,133
People’s Insurance Co., Group of China Ltd. (The), H Shares	305,000	90,122
PetroChina Co., Ltd., H Shares	2,160,000	632,667
PICC Property & Casualty Co., Ltd., H Shares	460,000	319,921
Poly Property Group Co., Ltd.	186,000	51,600
Postal Savings Bank of China Co., Ltd., Class H ±	660,000	276,772
Pou Sheng International Holdings Ltd. *	155,000	39,200
Powerlong Real Estate Holdings Ltd.	143,000	107,203
Qingling Motors Co., Ltd.,Class H	84,000	14,632
Qudian, Inc. *@	3,805	4,718
Red Star Macalline Group Corp., Ltd., H Shares ±	35,700	21,236
Redsun Properties Group Ltd.	23,000	8,458
RISE Education Cayman Ltd. ADR *@	3,702	22,471
Ronshine China Holdings Ltd. *	43,500	30,534
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	48,729
Seazen Group Ltd. *	180,000	152,825
Semiconductor Manufacturing International Corp. *@	41,800	97,730
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	15,555
Shandong Weigao Group Medical Polymer Co. Ltd.	88,000	175,318
Shanghai Electric Group Co., Ltd., H Shares *	166,000	44,766
Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,500	26,964
Shanghai Industrial Holdings Ltd.	45,000	59,806
Shanghai Industrial Urban Development Group Ltd.	274,000	26,162
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	23,107
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	63,600	106,355
Shenzhen International Holdings Ltd.	99,337	157,400
Shenzhen Investment Ltd.	323,060	94,208
Shimao Property Holdings Ltd.	131,000	540,900
Shoucheng Holdings Ltd.	134,400	41,274
Shougang Fushan Resources Group Ltd.	131,790	28,228
Shui On Land Ltd.	280,000	35,406
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	35,128
SINA Corp. *	6,470	275,687
Sino-Ocean Land Holdings Ltd.	293,712	59,121
Sinofert Holdings Ltd. *	244,000	21,409
Sinopec Engineering Group Co., Ltd., H Shares	111,000	40,962
Sinopec Kantons Holdings Ltd.	90,000	31,703
Sinopec Shanghai Petrochemical Co., Ltd.,Class H	248,000	45,120
Sinopharm Group Co. Ltd. H Shares	140,400	294,566
Sinotrans Ltd., H Shares	145,000	34,613

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sinotruk Hong Kong Ltd.	67,000	$171,692
Skyworth Digital Holdings Ltd. *@	76,115	21,803
SOHO China Ltd. *	153,500	41,395
Sun Art Retail Group Ltd.	57,500	63,435
Sunac China Holdings Ltd.	234,000	911,839
TCL Electronics Holdings Ltd.	54,667	42,040
Tencent Music Entertainment Group *	3,070	45,344
Texhong Textile Group Ltd.	18,000	12,890
Tiangong International Co., Ltd.	76,000	24,418
Tianjin Port Development Holdings Ltd.	180,000	11,613
Tianneng Power International Ltd. @	74,000	132,531
Tingyi Cayman Islands Holding Corp.	74,000	130,430
Tomson Group Ltd.	24,000	4,831
Tong Ren Tang Technologies Co. Ltd. - Class H	41,000	25,975
Tongda Group Holdings Ltd.	340,000	18,206
TravelSky Technology Ltd., H Shares	44,000	93,904
Trip.com Group Ltd. ADR *	33,372	1,039,204
Truly International Holdings Ltd. *@	120,000	13,626
Uni-President China Holdings Ltd.	47,000	42,937
United Energy Group Ltd. @	226,000	32,077
Universal Medical Financial & Technical Advisory Services Co., Ltd. ±	75,500	49,976
Vinda International Holdings Ltd.	3,000	9,832
Vipshop Holdings Ltd. ADR *	28,356	443,488
Want Want China Holdings Ltd.	181,000	125,648
Wasion Group Holdings Ltd.	48,000	13,440
Weibo Corp. *@	318	11,585
Weichai Power Co., Ltd., H Shares	103,000	206,265
West China Cement Ltd.	198,000	29,125
Wisdom Education International Holdings Co. Ltd.	18,000	6,735
Xiabuxiabu Catering Management China Holdings Co. Ltd. ±@	21,000	25,796
Xiamen International Port Co., Ltd., Class H	94,000	8,248
Xingda International Holdings Ltd.	88,123	21,718
Xinhua Winshare Publishing and Media Co. Ltd. - Class H	36,000	22,715
Xinjiang Goldwind Science & Technology Co. Ltd. H Shares	47,800	41,694
Xinyuan Real Estate Co. Ltd. @	4,102	7,794
Xtep International Holdings Ltd.	97,578	28,833
Yanzhou Coal Mining Co., Ltd., H Shares	186,000	138,239
Yiren Digital Ltd. *@	6,796	19,980
YuanShengTai Dairy Farm Ltd. *	226,000	17,788
Yuexiu Property Co., Ltd.	675,033	131,522
Yuzhou Properties Co., Ltd.	180,216	71,156
Zhaojin Mining Industry Co., Ltd. - Class H	60,000	73,083
Zhenro Properties Group Ltd.	38,000	23,290
Zhong An Group Ltd.	89,000	3,560
Zhou Hei Ya International Holdings Co. Ltd. ±*	37,500	39,097
Zhuzhou CRRC Times Electric Co., Ltd., Class H	43,800	146,376
Zijin Mining Group Co. Ltd. - Class H	488,000	308,540
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	85,800	82,367

	SHARES	VALUE†
ZTE Corp.	15,200	$36,166

		57,083,166

Colombia — 0.2%
Cementos Argos SA	31,937	38,638
CEMEX Latam Holdings SA *Δ	13,000	9,528
Constructora Conconcreto SA *	52,618	4,633
Corp. Financiera Colombiana SA *	3,655	25,405
Grupo Argos SA	29,921	90,693
Grupo de Inversiones Suramericana SA	22,033	118,715

		287,612

Cyprus — 0.0%
Cairo Mezz PLC *	10,421	878

Czech Republic — 0.1%
CEZ, AS	13,112	248,270

Greece — 0.2%
Alpha Bank AE *	81,255	49,349
Bank of Greece	859	13,093
Ellaktor SA *	12,186	19,931
Eurobank Ergasias SA *	125,060	55,322
Hellenic Petroleum SA	3,804	20,471
Marfin Investment Group Holdings SA *	45,244	1,273
Mytilineos Holdings SA	10,643	114,364
National Bank of Greece SA *	50,849	64,387
Piraeus Bank SA *	30,732	38,374

		376,564

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC *	48,906	266,763
Richter Gedeon Nyrt	2,308	48,764

		315,527

India — 12.5%
ACC Ltd.	4,759	90,207
Adani Enterprises Ltd.	12,586	50,443
Adani Gas Ltd.	4,499	11,546
Adani Ports & Special Economic Zone Ltd.	15,271	71,284
Adani Transmissions Ltd. *	664	2,169
Aditya Birla Capital Ltd. *	44,000	37,094
Ambuja Cements Ltd.	41,841	122,920
Apollo Tyres Ltd.	31,532	55,987
Arvind Fashions Ltd. *	4,522	7,569
Arvind Ltd. *	13,452	6,153
Ashok Leyland Ltd.	76,389	76,979
Aurobindo Pharma Ltd.	25,561	275,219
Axis Bank Ltd. *	92,879	533,570
Axis Bank Ltd. GDR *	1,352	39,749
Bajaj Holdings & Investment Ltd.	4,097	134,382
Balrampur Chini Mills Ltd.	14,783	31,107
Bank of Baroda *	66,538	36,976
Bharat Electronics Ltd.	74,073	95,829
Bharat Heavy Electricals Ltd.	96,730	38,480
Bharti Airtel Ltd.	146,081	830,888
Birla Corp., Ltd.	3,237	29,178
Brigade Enterprises Ltd.	1,061	2,327
Cadila Healthcare Ltd.	21,220	113,837
Canara Bank *	19,961	23,998
Ceat Ltd.	3,536	47,543
Chambal Fertilizers and Chemicals Ltd.	14,403	30,746
Cipla Ltd.	40,427	424,927
City Union Bank Ltd.	13,518	25,578
Cochin Shipyard Ltd. ±	3,997	18,289

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Container Corp. Of India Ltd.	7,508	$37,118
Cyient Ltd.	7,451	38,578
Dalmia Bharat Ltd. *	939	9,790
DCB Bank Ltd. *	19,962	21,158
DCM Shriram Ltd.	4,319	21,212
Dilip Buildcon Ltd. ±	2,860	13,025
Dishman Carbogen Amcis Ltd.	5,292	11,297
DLF Ltd.	37,826	77,928
Dr Reddy’s Laboratories Ltd., ADR	7,109	494,502
eClerx Services Ltd.	1,042	9,921
Edelweiss Financial Services Ltd. *	37,825	30,196
EID Parry India Ltd. *	7,288	27,856
Escorts Ltd.	6,688	119,791
Exide Industries Ltd.	21,360	47,668
Federal Bank Ltd. *	161,831	106,491
Finolex Cables Ltd.	3,726	13,837
Finolex Industries Ltd.	1,266	8,628
Firstsource Solutions Ltd.	20,730	20,469
Fortis Healthcare Ltd. *	29,585	53,973
GAIL India Ltd.	177,980	208,061
Gateway Distriparks Ltd.	6,284	7,759
General Insurance Corp. of India ±*	7,543	12,391
Glenmark Pharmaceuticals Ltd.	12,966	84,724
Godfrey Phillips India Ltd.	794	9,955
Granules India Ltd.	17,305	90,067
Grasim Industries Ltd.	23,232	233,957
Great Eastern Shipping Co., Ltd. (The)	4,320	13,789
Gujarat Alkalies & Chemicals Ltd.	2,551	11,431
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	12,973
Gujarat Pipavav Port Ltd.	19,498	21,750
Gujarat State Petronet Ltd.	17,561	49,448
Himachal Futuristic Communications Ltd.	69,784	14,897
Hindalco Industries Ltd.	170,691	403,592
ICICI Bank Ltd. *	15,316	73,383
ICICI Bank Ltd., ADR *	93,780	921,857
Idea Cellular Ltd. *	856,414	109,692
IDFC Bank Ltd. *	81,058	32,685
IDFC Ltd.	78,818	34,345
IFCI Ltd. *	68,818	5,596
IIFL Holdings Ltd.	25,376	27,326
IIFL Securities Ltd.	25,376	13,242
IIFL Wealth Management Ltd.	3,625	47,821
India Cements Ltd. (The)	31,361	49,945
Indiabulls Housing Finance Ltd.	31,451	66,628
Indiabulls Real Estate Ltd. *	29,702	20,632
Indiabulls Ventures Ltd.	9,410	31,611
Indian Bank *	2,394	1,825
Inox Fluorochemicals Ltd. *	4,451	29,708
J Kumar Infraprojects Ltd.	2,087	2,972
Jagran Prakashan Ltd.	8,773	4,435
Jammu & Kashmir Bank Ltd. (The) *	24,690	4,969
Jindal Saw Ltd.	14,261	12,197
Jindal Steel & Power Ltd. *	46,366	115,884
JK Cement Ltd.	1,001	20,568
JM Financial Ltd.	26,872	28,373
JSW Energy Ltd.	46,779	35,696
JSW Steel Ltd.	94,084	351,189
Jubilant Life Sciences Ltd.	9,690	95,744
Kalpataru Power Transmission Ltd.	5,415	17,981
Karnataka Bank Ltd. (The) *	28,407	15,593
Karur Vysya Bank Ltd. (The) *	50,658	22,349

	SHARES	VALUE†
Kaveri Seed Co., Ltd.	2,043	$14,691
KEC International Ltd.	2,756	12,889
KPIT Technologies Ltd. *	21,169	55,691
KPR Mill Ltd.	1,232	10,872
KRBL Ltd.	2,340	9,169
L&T Finance Holdings Ltd.	64,219	53,878
Larsen & Toubro Ltd.	9,327	113,844
Larsen & Toubro Ltd. GDR	16,815	209,515
Laurus Labs Ltd. ±	14,785	57,413
LIC Housing Finance Ltd.	20,180	75,135
Lupin Ltd.	26,963	367,699
Maharashtra Scooters Ltd.	198	7,678
Mahindra & Mahindra Financial Services Ltd. *	63,808	106,289
Mahindra & Mahindra Ltd.	71,736	589,843
Mahindra CIE Automotive Ltd. *	6,907	12,638
Mphasis Ltd.	9,780	184,253
MRF Ltd.	116	93,503
Muthoot Finance Ltd.	6,287	96,205
Natco Pharma Ltd.	2,947	37,746
National Aluminium Co., Ltd.	66,123	28,769
Nava Bharat Ventures Ltd.	7,718	5,947
NCC Ltd.	30,074	14,450
Oberoi Realty Ltd. *	6,703	35,795
Persistent Systems Ltd.	5,293	95,967
Petronet LNG Ltd.	18,380	54,731
Piramal Enterprises Ltd.	5,591	94,618
PNB Housing Finance Ltd. *±	4,224	19,351
PNC Infratech Ltd.	4,201	8,883
Power Finance Corp. Ltd.	75,664	88,350
Prestige Estates Projects Ltd.	14,610	50,258
Punjab National Bank *	189,708	73,281
Quess Corp., Ltd. *±	2,433	13,557
Rain Industries Ltd.	7,350	10,211
Rajesh Exports Ltd.	7,411	44,885
Rashtriya Chemicals & Fertilizers Ltd.	7,262	4,198
Raymond Ltd. *	3,276	12,877
RBL Bank Ltd. ±	23,980	54,896
Redington India Ltd.	28,950	46,694
Reliance Industries Ltd.	262,436	7,935,683
Rural Electrification Corp. Ltd.	86,236	115,538
Shipping Corp. of India Ltd.	14,166	10,071
Shriram City Union Finance Ltd.	2,635	33,929
Shriram Transport Finance Co., Ltd.	9,860	82,643
Sobha Ltd.	6,105	18,386
Somany Home Innovation Ltd.	2,665	2,980
South Indian Bank Ltd. (The) *	112,022	10,249
SRF Ltd.	1,317	73,615
State Bank of India *	62,809	157,661
State Bank of India Ltd., GDR *	2,800	71,120
Steel Authority of India Ltd.	89,762	40,939
Sterlite Technologies Ltd.	6,042	12,296
Strides Shasun Ltd.	5,470	53,380
Sun Pharmaceutical Industries Ltd.	38,050	258,171
Sun TV Network Ltd.	3,649	23,097
Sunteck Realty Ltd.	5,951	22,197
Tata Chemicals Ltd.	10,372	42,118
Tata Global Beverages Ltd.	36,420	246,321
Tata Motors Ltd. *	178,887	323,442
Tata Motors Ltd. *@	2,406	21,871
Tata Steel Ltd.	31,314	152,241
Thomas Cook India Ltd. *	3,507	1,336
TI Financial Holdings Ltd. *	2,985	15,698
Time Technoplast Ltd.	13,782	6,912

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Tube Investments of India Ltd.	2,032	$16,573
TV18 Broadcast Ltd. *	55,772	21,733
Uflex Ltd.	3,166	13,539
Union Bank of India *	36,541	12,085
UPL Ltd.	6,239	42,387
Vedanta Ltd.	158,002	294,460
Vedanta Ltd., ADR	11,569	85,495
Welspun Corp., Ltd.	11,246	17,331
Welspun India Ltd.	31,519	28,623
Wipro Ltd.	138,808	589,341
Wockhardt Ltd. *	4,111	16,409
Yes Bank Ltd. *	193,770	34,667
Zee Entertainment Enterprises Ltd.	51,165	145,631
Zensar Technologies Ltd.	5,610	14,599

		21,728,888

Indonesia — 1.8%
Adaro Energy Tbk PT	1,844,400	140,685
Adhi Karya Persero Tbk PT	265,600	8,925
AKR Corporindo Tbk PT	184,700	31,652
Alam Sutera Realty Tbk PT *	1,503,200	11,213
Aneka Tambang Tbk PT	812,316	38,487
Astra Agro Lestari Tbk PT	61,744	42,221
Astra International Tbk PT	1,609,400	482,387
Astra Otoparts Tbk PT	19,600	1,087
Bank Bukopin Tbk PT *	428,300	6,045
Bank Danamon Indonesia Tbk PT	136,773	19,946
Bank Mandiri Tbk PT	1,222,000	407,333
Bank Maybank Indonesia Tbk PT	568,800	7,798
Bank Negara Indonesia Persero Tbk PT	551,866	164,670
Bank Pan Indonesia Tbk PT *	626,700	31,167
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	445,200	26,030
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	2,365
Bank Tabungan Negara Tbk PT	405,590	32,709
Barito Pacific Tbk PT *	704,500	37,403
BFI Finance Indonesia Tbk PT	564,800	15,411
BISI International Tbk PT	94,000	6,001
Bukit Asam Tbk PT	339,600	44,961
Bumi Serpong Damai Tbk PT *	850,400	42,291
Ciputra Development Tbk PT	1,431,877	62,067
Delta Dunia Makmur Tbk PT *	589,400	9,031
Eagle High Plantations Tbk PT *	1,380,100	8,347
Erajaya Swasembada Tbk PT *	208,500	21,649
Gajah Tunggal Tbk PT *	177,100	5,237
Global Mediacom Tbk PT *	1,084,300	16,323
Hanson International Tbk PT *§	5,335,700	6,723
Indah Kiat Pulp & Paper Corp., Tbk PT	327,100	197,293
Indo Tambangraya Megah Tbk PT	52,800	28,919
Indofood Sukses Makmur Tbk PT	464,400	223,149
Japfa Comfeed Indonesia Tbk PT	567,600	42,150
Lippo Karawaci Tbk PT *	3,192,872	25,534
Medco Energi Internasional Tbk PT *	1,248,052	28,350
Media Nusantara Citra Tbk PT *	629,000	30,435
Pabrik Kertas Tjiwi Kimia Tbk PT	54,300	22,078
Pakuwon Jati Tbk PT *	295,800	7,037
Panin Financial Tbk PT *	1,598,900	19,664
Pembangunan Perumahan Persero Tbk PT	442,900	24,556

	SHARES	VALUE†
Ramayana Lestari Sentosa Tbk PT	70,400	$2,508
Salim Ivomas Pratama Tbk PT *	482,300	9,594
Semen Indonesia Persero Tbk PT	203,700	125,601
Sri Rejeki Isman Tbk PT	996,900	12,863
Surya Semesta Internusa Tbk PT	393,100	11,360
Tiga Pilar Sejahtera Food Tbk PT *	168,600	2,425
Timah Tbk PT *	396,682	17,995
Tunas Baru Lampung Tbk PT	317,700	15,693
United Tractors Tbk PT	223,800	342,919
Vale Indonesia Tbk PT *	218,900	52,371
Waskita Beton Precast Tbk PT	1,138,000	10,478
Waskita Karya Persero Tbk PT	606,100	20,285
Wijaya Karya Persero Tbk PT	459,200	33,792
XL Axiata Tbk PT	526,000	71,759

		3,108,972

Korea — 14.7%
AK Holdings, Inc.	449	6,738
Asia Cement Co., Ltd.	309	15,377
Asia Paper Manufacturing Co. Ltd.	567	12,024
BGF Co., Ltd.	4,970	17,339
BNK Financial Group, Inc.	32,629	141,174
Capro Corp. *	3,814	8,137
CJ CheilJedang Corp.	1,148	387,738
CJ Corp.	2,399	166,566
CJ Hellovision Co., Ltd.	4,225	13,999
Dae Han Flour Mills Co., Ltd.	157	21,211
Daelim Industrial Co., Ltd.	4,081	270,089
Daesang Corp.	3,420	76,032
Daewoo Engineering & Construction Co., Ltd. *	30,049	71,557
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	103,788
Daishin Securities Co., Ltd.	4,643	47,839
Daou Technology, Inc.	3,137	57,536
DGB Financial Group, Inc.	21,295	99,965
Dongbu Insurance Co., Ltd.	7,043	272,205
Dongkuk Steel Mill Co., Ltd. *	7,956	43,130
Dongwon Development Co., Ltd.	7,412	25,161
Dongwon Industries Co., Ltd.	221	39,495
Doosan Bobcat, Inc.	4,924	113,258
Doosan Corp.	930	37,256
Doosan Fuel Cell Co. Ltd. *	3,111	114,651
Doosan Infracore Co., Ltd. *	18,749	140,597
Doosan Solus Co. Ltd. *	1,715	57,924
DTR Automotive Corp.	652	12,516
E-Mart Co., Ltd.	1,501	181,609
Easy Bio Inc/New *	206	10,868
Easy Bio, Inc.	5,023	17,953
Eugene Investment & Securities Co., Ltd.	8,694	26,837
GS Engineering & Construction Corp.	8,640	178,415
GS Holdings Corp.	6,926	183,588
GS Home Shopping, Inc.	400	44,053
Halla Holdings Corp.	1,447	38,418
Hana Financial Group, Inc.	35,558	854,365
Handsome Co., Ltd.	1,970	50,956
Hanil Holdings Co Ltd.	191	7,210
Hanjin Transportation Co., Ltd.	953	35,080
Hankook Tire Co., Ltd.	10,464	281,844
Hansol Paper Co., Ltd.	2,232	26,624
Hansol Technics Co., Ltd. *	1,664	13,019

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hanwha Chem Corp.	8,760	$288,005
Hanwha Corp.	3,953	85,009
Hanwha General Insurance Co., Ltd. *	8,055	19,733
Hanwha Investment & Securities Co., Ltd. *	18,065	26,800
Hanwha Life Insurance Co., Ltd.	34,943	45,565
Hanwha Techwin Co., Ltd. *	4,682	101,687
Harim Holdings Co., Ltd.	3,907	21,882
HDC Hyundai Development Co.-
Engineering & Construction	2,554	46,407
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	16,443
Humax Co., Ltd. *	1,390	5,313
Hy-Lok Corp.	918	9,341
Hyosung Chemical Corp.	104	11,027
Hyosung Corp.	1,324	82,644
Hyosung Heavy Industries Corp. *	306	14,783
Hyundai Construction Equipment Co., Ltd. *	1,558	35,303
Hyundai Department Store Co., Ltd.	1,286	61,908
Hyundai Development Co.	2,151	19,496
Hyundai Electric & Energy System Co., Ltd. *	1,980	25,903
Hyundai Engineering & Construction Co., Ltd.	7,035	183,169
Hyundai Glovis Co., Ltd.	614	75,602
Hyundai Greenfood Co., Ltd.	5,396	34,235
Hyundai Heavy Industries Co., Ltd. *	3,009	212,778
Hyundai Home Shopping Network Corp.	716	43,652
Hyundai Hy Communications & Networks Co., Ltd.	3,997	11,603
Hyundai Livart Furniture Co. Ltd.	1,625	22,093
Hyundai Marine & Fire Insurance Co., Ltd.	9,136	174,596
Hyundai Mipo Dockyard Co., Ltd.	2,135	54,219
Hyundai Mobis Co., Ltd.	4,472	879,487
Hyundai Motor Co.	10,344	1,578,798
Hyundai Motor Securities Co., Ltd.	1,658	14,319
Hyundai Robotics Co., Ltd.	777	144,836
Hyundai Steel Co.	7,556	158,938
Hyundai Wia Corp.	1,952	67,598
Industrial Bank of Korea	26,675	182,699
Interpark Holdings Corp.	7,348	12,786
INTOPS Co., Ltd.	1,491	21,673
IS Dongseo Co., Ltd.	1,364	47,644
JB Financial Group Co., Ltd.	18,469	71,381
KB Financial Group, Inc., ADR @	42,573	1,367,445
KCC Corp.	473	59,049
KCC Glass Corp. *	444	11,010
Kia Motors Corp.	24,371	977,341
KISWIRE Ltd.	933	10,571
KIWOOM Securities Co., Ltd.	1,398	118,941
Kolon Corp.	985	17,687
Kolon Industries, Inc.	2,613	84,344
Korea Asset In Trust Co., Ltd.	5,452	17,016
Korea Electric Terminal Co., Ltd.	682	26,213
Korea Investment Holdings Co., Ltd.	4,380	271,526
Korea Line Corp. *	2,642	38,179
Korea Petrochemical Ind Co., Ltd.	506	72,038
Korea Real Estate Investment & Trust Co., Ltd.	23,805	35,825
Korea Zinc Co., Ltd.	678	218,270
Korean Air Lines Co., Ltd. *	11,472	184,906
Korean Reinsurance Co.	11,454	72,965

	SHARES	VALUE†
KT Skylife Co., Ltd.	3,507	$27,948
Kukdo Chemical Co., Ltd.	393	14,887
Kumho Petrochemical Co. Ltd.	2,140	201,283
Kumho Tire Co., Inc. *	7,034	22,103
Kwang Dong Pharmaceutical Co., Ltd.	5,019	41,714
Kyobo Securities Co., Ltd.	2,156	12,001
LF Corp.	3,054	34,992
LG Corp.	6,886	436,300
LG Display Co., Ltd. *	12,166	159,682
LG Display Co., Ltd., ADR *@	38,057	248,512
LG Electronics, Inc.	16,817	1,318,614
LG Hausys Ltd.	907	43,818
LG International Corp.	4,279	56,529
LG Uplus Corp.	15,900	156,349
Lotte Chemical Corp.	1,215	204,145
Lotte Chilsung Beverage Co., Ltd.	470	36,169
Lotte Confectionery Co., Ltd.	72	6,249
Lotte Corp.	2,459	60,135
LOTTE Fine Chemicals Co., Ltd.	2,950	125,239
Lotte Food Co., Ltd.	34	8,707
LOTTE Himart Co., Ltd.	1,461	37,852
Lotte Shopping Co., Ltd.	885	59,404
LS Corp.	2,558	114,831
Lumens Co., Ltd. *	5,701	8,141
Meritz Financial Group, Inc.	6,335	49,347
Meritz Fire & Marine Insurance Co., Ltd.	6,331	69,562
Meritz Securities Co., Ltd.	38,293	106,251
Mirae Asset Daewoo Co., Ltd.	41,677	302,198
Moorim P&P Co., Ltd.	2,365	6,228
Muhak Co., Ltd. *	2,076	11,450
Namyang Dairy Products Co., Ltd.	41	9,027
Nexen Corp.	2,630	8,849
Nexen Tire Corp.	5,151	23,564
NH Investment & Securities Co., Ltd.	10,116	79,060
NHN Entertainment Corp. *	1,188	75,577
Nong Shim Co., Ltd.	255	68,465
Nong Shim Holdings Co., Ltd.	185	11,769
NS Shopping Co., Ltd.	1,784	20,060
OCI Co., Ltd. *	2,344	114,244
Orion Holdings Corp.	2,572	26,721
Pan Ocean Co., Ltd. *	32,472	94,959
Poongsan Corp.	1,950	39,684
POSCO	984	164,911
Posco Daewoo Corp.	7,508	86,026
POSCO, ADR	23,005	962,989
S&T Dynamics Co., Ltd.	2,008	8,842
S&T Motiv Co., Ltd.	1,086	47,173
Sajo Industries Co., Ltd.	327	8,137
Samsung C&T Corp.	5,494	493,262
Samsung Card Co., Ltd.	2,904	70,024
Samsung Electronics Co., Ltd.	22,336	1,111,548
Samsung Electronics Co., Ltd., GDR	384	486,528
Samsung Fire & Marine Insurance Co., Ltd.	3,800	591,364
Samsung Heavy Industries Co., Ltd. *	37,996	173,167
Samsung Life Insurance Co., Ltd.	4,985	260,013
Samsung Securities Co., Ltd.	4,948	129,465
Samyang Corp.	427	19,862
Samyang Holdings Corp.	578	31,631
Sangsangin Co., Ltd.	4,957	23,778
SeAH Besteel Corp.	1,570	13,102
SeAH Steel Corp.	210	14,329
SeAH Steel Holdings Corp.	235	8,419
Sebang Co., Ltd.	1,306	10,832
Sebang Global Battery Co., Ltd.	944	22,278

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Seohan Co., Ltd.	5,607	$5,585
Shinhan Financial Group Co., Ltd.	24,135	569,582
Shinhan Financial Group Co., Ltd., ADR @	20,394	468,450
Shinsegae Co., Ltd.	966	175,524
Shinyoung Securities Co., Ltd.	511	20,449
SK Discovery Co Ltd.	1,596	87,203
SK Gas Co., Ltd.	364	30,284
SK Holdings Co., Ltd.	3,700	628,003
SK Innovation Co., Ltd.	3,918	465,671
SK Networks Co., Ltd.	21,566	87,684
SK Securities Co., Ltd.	36,346	22,438
SL Corp.	2,487	30,091
Songwon Industrial Co. Ltd.	1,925	21,398
Sung Kwang Bend Co., Ltd.	2,941	15,994
Sungwoo Hitech Co., Ltd.	7,756	22,979
Sunjin Co., Ltd.	941	7,620
Taekwang Industrial Co., Ltd.	61	34,008
Taeyoung Engineering & Construction Co., Ltd.	2,546	21,531
Tongyang Life Insurance Co., Ltd.	6,487	17,001
Tongyang, Inc.	18,180	16,866
TY Holdings Co. Ltd/Korea *	2,455	51,325
Unid Co., Ltd.	1,035	39,515
Wonik Holdings Co., Ltd. *	5,077	18,710
Woori Financial Group, Inc.	57,755	423,718
Young Poong Corp.	46	18,447
Youngone Corp.	3,259	77,190
Youngone Holdings Co., Ltd.	787	24,865
Yuanta Securities Korea Co., Ltd. *	15,682	37,009

		25,546,261

Malaysia — 2.0%
Aeon Co. M Bhd	64,400	12,321
AirAsia Bhd *	239,300	38,583
Alliance Financial Group Berhad	118,600	62,504
AMMB Holdings Berhad	220,887	159,466
Batu Kawan Berhad	18,200	65,959
Berjaya Land Berhad *	215,200	9,063
Boustead Holdings Berhad *	62,239	9,586
Boustead Plantations Bhd *	55,720	6,369
Bumi Armada Bhd *	442,100	27,129
Cahya Mata Sarawak Bhd	68,100	20,157
CIMB Group Holdings Bhd	538,205	398,910
DRB-Hicom Berhad	119,100	59,901
Eco World Development Group Bhd *	176,300	16,970
Ekovest Bhd	165,800	19,750
Felda Global Ventures Holdings Bhd	111,800	30,940
Gamuda Berhad	145,185	121,934
Genting Bhd	217,700	166,595
Genting Malaysia Bhd	237,300	118,778
HAP Seng Consolidated Berhad	24,400	41,924
Hengyuan Refining Co. Bhd *	9,900	6,766
Hong Leong Bank Bhd	14,300	51,756
Hong Leong Financial Group Berhad	29,521	101,446
IJM Corp. Berhad	250,560	86,826
IOI Properties Group Bhd	50,050	10,900
Jaya Tiasa Holdings Bhd *	54,200	8,869
KNM Group Bhd *	258,360	11,502
Lotte Chemical Titan Holding Bhd ±	36,200	18,555

	SHARES	VALUE†
Mah Sing Group Bhd	205,885	$32,700
Malayan Banking Bhd	262,119	455,420
Malaysia Airports Holdings Bhd	12,900	14,714
Malaysia Building Society Bhd	197,932	24,292
Malaysian Resources Corp. Bhd	133,300	15,077
Matrix Concepts Holdings Bhd	42,800	17,612
MISC Berhad	94,320	170,232
MKH Bhd	36,950	11,382
MMC Corp. Berhad	61,400	10,860
Muhibbah Engineering M Bhd *	47,400	8,783
Multi-Purpose Holdings Bhd	86,961	43,946
Oriental Holdings Berhad	25,760	32,049
OSK Holdings Berhad	74,455	13,080
Pos Malaysia Berhad *	53,800	10,487
PPB Group Berhad	37,500	171,460
RHB Capital Berhad	177,571	195,283
Sapura Energy Bhd *	662,200	15,936
Sarawak Oil Palms Bhd	20,500	17,562
Sime Darby Bhd	293,600	175,927
Sime Darby Property Bhd	308,000	42,989
SP Setia Bhd Group	143,480	26,586
Sunway Bhd	96,197	31,715
Ta Ann Holdings Bhd	60	38
TA Enterprise Bhd	140,200	20,749
UEM Sunrise Bhd *	225,600	19,816
United Malacca Bhd	14,600	16,232
UOA Development Bhd	12,900	4,967
VS Industry Bhd	110,400	60,308
Wah Seong Corp. Bhd	3,590	384
WCT Holdings Bhd *	114,790	10,911
YTL Corp. Berhad	587,645	95,454

		3,450,410

Mexico — 2.3%
ALEATICA SAB de CV	17,691	15,898
Alfa SAB de CV, Class A	382,911	237,247
Alpek SA de CV	61,784	43,226
Arca Continental SAB de CV	25,220	108,709
Banco del Bajio SA *±	69,070	51,198
Cemex SAB de CV	1,015,756	385,419
Coca-Cola Femsa SAB de CV	24,353	98,727
Consorcio ARA SAB de CV *	72,788	8,328
Corp. Actinver SAB de CV	15,700	6,355
Credito Real SAB de CV SOFOM ER *	28,241	13,998
El Puerto de Liverpool SAB de CV, Series C	16,147	45,568
Genomma Lab Internacional SAB de CV, Series B *	14,843	14,432
Gentera SAB de CV *	125,754	35,489
Grupo Carso SAB de CV, Series A	24,499	49,914
Grupo Cementos de Chihuahua SAB de CV	9,847	45,705
Grupo Comercial Chedraui SA de CV	46,964	51,124
Grupo Elektra SAB de CV	1,771	96,193
Grupo Financiero Banorte SAB de CV *	208,694	720,988
Grupo Financiero Inbursa SA *	150,087	116,002
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,099
Grupo Mexico SAB de CV, Series B	290,189	738,613
Grupo Rotoplas SAB de CV *	26,069	22,365
Grupo Sanborns SAB de CV	49,041	41,031
Grupo Simec SAB de CV, Series B	4,376	10,093
Grupo Televisa SAB *	219,964	271,877

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Hoteles City Express SAB de CV *	17,476	$4,418
Industrias Bachoco SAB de CV, ADR @	1,239	47,447
Industrias Bachoco SAB de CV, Series B	5,634	17,688
Industrias CH SAB de CV, Series B	23,916	81,153
Industrias Penoles SAB de CV	8,090	130,412
La Comer SAB de CV	37,216	58,909
Minera Frisco SAB de CV, Class A1 *	59,337	10,815
Minera Frisco SAB de CV, Class A2 *	52,254	9,406
Nemak SAB de CV ±	78,001	22,577
Orbia Advance Corp. SAB de CV	103,415	180,438
Organizacion Soriana SAB de CV, Class B	92,061	62,161
Promotora y Operadora de Infraestructura SAB de CV *	5,185	36,466
Promotora y Operadora de Infraestructura SAB de CV *	1,600	8,357
Unifin Financiera SAB de CV SOFOM ENR *	9,884	8,220
Vitro SAB de CV, Series A *	11,941	13,501

		3,924,566

Philippines — 0.9%
Alliance Global Group, Inc. *	253,300	36,574
Altus San Nicolas Corp. *	4,759	928
Ayala Corp.	11,060	157,185
Bank of the Philippine Islands	81,769	107,946
BDO Unibank, Inc.	40,857	72,688
Belle Corp.	176,000	5,010
Cebu Air, Inc. *	23,560	18,346
CEMEX Holdings Philippines, Inc. *±	324,537	11,046
China Banking Corp.	118,276	53,063
Cosco Capital, Inc.	257,000	27,142
DMCI Holdings, Inc.	385,900	31,840
East West Banking Corp. *	27,450	4,875
Emperador, Inc.	147,300	30,049
Filinvest Land, Inc.	1,435,000	26,936
First Philippine Holdings Corp.	33,750	42,466
GT Capital Holdings, Inc.	4,442	35,404
JG Summit Holdings, Inc.	219,200	272,191
LT Group, Inc.	170,000	31,559
Megaworld Corp. *	1,004,700	61,343
Metropolitan Bank & Trust	120,747	95,143
Nickel Asia Corp.	253,000	15,499
Pilipinas Shell Petroleum Corp. *	50,340	16,759
Premium Leisure Corp.	846,000	5,410
Puregold Price Club, Inc.	33,600	33,960
Rizal Commercial Banking Corp.	47,790	16,265
Robinsons Land Corp.	313,155	91,725
Robinsons Retail Holdings, Inc.	43,490	58,310
San Miguel Corp.	67,120	136,926
Security Bank Corp.	23,180	44,060
Top Frontier Investment Holdings, Inc. *	8,630	21,361
Union Bank of the Philippines	24,340	27,212
Vista Land & Lifescapes, Inc.	491,200	34,550

		1,623,771

Poland — 0.7%
Alior Bank SA *	7,579	26,313
Amica SA	306	10,845
Bank Millennium SA *	35,359	25,284
Ciech SA *	1,973	13,960
Echo Investment SA	1,732	1,846
Enea SA *	22,161	32,679
Grupa Azoty SA *	5,354	33,658

	SHARES	VALUE†
Grupa Lotos SA	3,925	$35,022
Jastrzebska Spolka Weglowa SA	2,892	19,191
Kernel Holding SA	6,315	65,349
KGHM Polska Miedz SA *	11,979	365,686
LC Corp. SA *	26,490	11,911
Lubelski Wegiel Bogdanka SA *	963	4,699
mBank SA *	910	39,174
PGE SA *	46,452	77,151
PKP Cargo SA *	3,933	11,905
Polski Koncern Naftowy Orlen SA	31,651	375,433
Powszechna Kasa Oszczednosci Bank Polski SA *	19,559	107,323
Tauron Polska Energia SA *	59,319	33,700

		1,291,129

Russia — 1.4%
Gazprom PAO, ADR	173,171	753,987
Lukoil PJSC, ADR	21,929	1,269,250
Rosneft Oil Co. PJSC, GDR	40,073	197,039
RusHydro PJSC, ADR *	61,905	56,705
VTB Bank PJSC *	92,145	76,757

		2,353,738

South Africa — 4.1%
Absa Group Ltd.	56,044	298,857
Advtech Ltd.	40,887	21,383
Aeci Ltd.	13,500	61,866
African Oxygen Ltd.	8,358	8,962
African Rainbow Minerals Ltd. @	9,314	107,598
Alexander Forbes Group Holdings Ltd.	100,385	20,976
Allied Electronics Corp., Ltd., Class A	12,228	16,134
AngloGold Ashanti Ltd., ADR	24,060	634,703
Aspen Pharmacare Holdings Ltd. *	23,728	168,972
Astral Foods Ltd.	5,245	41,187
Barloworld Ltd.	26,008	95,430
Bidvest Group Ltd. (The) @	7,758	63,968
Blue Label Telecoms Ltd. *	17,959	3,913
Caxton & CTP Publishers & Printers Ltd.	18,814	4,324
DataTec Ltd. *	27,420	36,129
Discovery Ltd.	28,218	215,501
Exxaro Resources Ltd.	16,359	121,574
FirstRand Ltd.	67,549	166,271
Gold Fields Ltd., ADR	59,766	734,524
Grindrod Ltd.	63,691	13,233
Grindrod Shipping Holdings Ltd. *	905	3,776
Harmony Gold Mining Co., Ltd., ADR *	7,390	38,945
Hudaco Industries Ltd.	4,134	17,647
Impala Platinum Holdings Ltd. @	51,232	444,938
Imperial Holdings Ltd.	19,398	43,892
Investec Ltd.	21,334	40,184
KAP Industrial Holdings Ltd. *	227,015	33,205
Kumba Iron Ore Ltd.	663	19,618
Lewis Group Ltd.	3,337	3,463
Liberty Holdings Ltd.	15,401	52,207
Life Healthcare Group Holdings Ltd.	128,351	130,726
Long4Life Ltd. *	66,407	10,308
Metair Investments Ltd. *	23,331	24,933
Momentum Metropolitan Holdings	111,071	102,782
Motus Holdings Ltd.	16,843	43,540
Mpact Ltd.	15,365	7,981
MTN Group Ltd. @	213,477	715,498
Murray & Roberts Holdings Ltd.	24,454	7,796
Nampak Ltd. *	66,852	3,592
Nedbank Group Ltd.	31,480	189,387
Ninety One Ltd. *	10,667	28,021

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Oceana Group Ltd.	7,336	$27,154
Old Mutual Ltd.	316,504	195,760
Omnia Holdings Ltd. *	19,513	36,114
Peregrine Holdings Ltd. *Δ	23,191	29,145
PPC Ltd. *@	147,503	5,196
Raubex Group Ltd.	16,897	19,167
Reunert Ltd.	23,002	39,316
Rhodes Food Group Pty Ltd. @	12,062	9,362
Royal Bafokeng Platinum Ltd. *	7,872	32,677
Sanlam Ltd.	15,040	46,682
Sappi Ltd. *	65,485	103,760
Sasol Ltd. *@	25,120	194,316
Sasol Ltd., ADR *@	4,634	35,218
Sibanye Stillwater Ltd. @	163,339	451,693
Standard Bank Group Ltd.	113,119	729,634
Super Group Ltd. *	51,499	61,953
Telkom SA SOC Ltd. @	36,286	56,823
Tiger Brands Ltd.	4,706	53,598
Tongaat Hulett Ltd. *	15,539	5,613
Truworths International Ltd. @	31,969	59,491
Tsogo Sun Gaming Ltd.	31,971	6,547
Wilson Bayly Holmes-Ovcon Ltd.	6,827	45,343

		7,042,506

Taiwan — 16.9%
Ability Enterprise Co., Ltd.	25,195	11,657
Acer, Inc. *	187,884	160,884
Alpha Networks, Inc.	24,973	22,246
Ambassador Hotel (The)	20,000	19,888
AmTRAN Technology Co., Ltd. *	99,360	33,895
Apex International Co., Ltd.	15,000	37,394
Ardentec Corp.	39,092	44,070
Asia Cement Corp.	253,269	362,912
Asia Pacific Telecom Co., Ltd. *	125,842	41,278
Asia Polymer Corp.	30,983	18,935
Asia Vital Components Co., Ltd.	36,000	83,406
Asustek Computer, Inc.	56,000	490,159
AU Optronics Corp. *	713,000	275,727
Capital Securities Corp.	216,437	80,336
Career Technology MFG. Co., Ltd.	20,400	19,018
Casetek Holdings Ltd.	23,751	70,690
Catcher Technology Co., Ltd.	78,000	488,813
Cathay Financial Holding Co., Ltd.	735,166	979,815
Cathay Real Estate Development Co., Ltd.	70,000	46,889
Chang Hwa Commercial Bank Ltd.	441,561	264,522
Cheng Loong Corp.	82,000	89,327
Cheng Uei Precision Industry Co., Ltd.	44,543	62,903
Chia Hsin Cement Corp.	22,000	11,926
Chilisin Electronics Corp.	19,380	66,179
Chin-Poon Industrial Co., Ltd.	55,000	55,167
China Airlines Ltd. *	337,111	96,377
China Bills Finance Corp.	110,000	55,262
China Chemical & Pharmaceutical Co., Ltd.	19,000	15,056
China Development Financial Holding Corp.	1,061,468	311,895
China General Plastics Corp.	27,300	18,334
China Life Insurance Co., Ltd.	283,585	194,364
China Manmade Fibers Corp. *	173,595	45,374
China Metal Products	31,000	34,038

	SHARES	VALUE†
China Motor Corp. *	22,478	$32,597
China Petrochemical Development Corp.	347,550	100,442
China Steel Corp.	1,487,800	1,050,532
China Synthetic Rubber Corp.	96,604	65,377
Chipbond Technology Corp.	42,000	91,941
ChipMOS TECHNOLOGIES, Inc.	28,897	28,486
Chun Yuan Steel	30,000	10,980
Chung Hung Steel Corp. *	105,000	33,825
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	41,282
Clevo Co. *	53,000	52,978
CMC Magnetics Corp.	93,595	25,207
Compal Electronics, Inc.	490,000	322,302
Compeq Manufacturing Co., Ltd.	109,000	153,365
Continental Holdings Corp.	42,000	29,294
Coretronic Corp.	64,800	74,730
CTBC Financial Holding Co., Ltd.	1,963,280	1,247,302
CyberTAN Technology, Inc.	37,000	18,077
Darfon Electronics Corp.	17,000	22,158
Darwin Precisions Corp. *	55,000	20,794
Depo Auto Parts Ind Co., Ltd.	12,000	19,453
E Ink Holdings, Inc.	61,000	80,247
E.Sun Financial Holding Co., Ltd.	658,545	582,099
Elitegroup Computer Systems Co., Ltd. *	35,877	16,537
Entie Commercial Bank Co., Ltd.	68,000	33,575
Epistar Corp. *	34,828	42,510
Eva Airways Corp.	325,478	119,686
Everest Textile Co., Ltd. *	45,444	14,671
Evergreen International Storage & Transport Corp.	54,000	25,357
Evergreen Marine Corp., Taiwan Ltd. *	287,459	157,317
Everlight Chemical Industrial Corp.	56,000	30,937
Everlight Electronics Co., Ltd.	51,000	65,154
Far Eastern Department Stores Ltd.	134,220	113,078
Far Eastern International Bank	298,962	105,806
Far Eastern New Century Corp.	359,338	313,903
Farglory Land Development Co., Ltd.	26,721	41,933
First Financial Holding Co., Ltd.	977,034	693,255
First Steamship Co., Ltd.	36,000	12,119
FocalTech Systems Co., Ltd.	26,000	29,356
Formosa Advanced Technologies Co., Ltd.	20,000	24,101
Formosa Chemicals & Fibre Corp.	177,000	413,746
Formosa Taffeta Co., Ltd.	71,000	76,609
Formosan Rubber Group, Inc.	20,080	13,693
Formosan Union Chemical	48,179	22,374
Foxconn Technology Co., Ltd.	79,127	140,703
Fubon Financial Holding Co., Ltd.	780,211	1,128,749
Fulltech Fiber Glass Corp. *	31,310	11,027
Gemtek Technology Corp. *	47,000	41,706
General Interface Solution Holding Ltd.	30,000	128,962
Getac Technology Corp.	9,000	14,186
Giantplus Technology Co., Ltd.	37,000	12,699
Gigastorage Corp. *	32,294	19,681
Gloria Material Technology Corp.	50,392	27,143
Gold Circuit Electronics Ltd. *	45,000	69,298
Goldsun Building Materials Co., Ltd.	96,953	78,501
Grand Pacific Petrochemical *	102,000	65,507
Great Wall Enterprise Co., Ltd.	56,155	81,919
Hannstar Board Corp.	38,929	52,690
HannStar Display Corp. *	109,770	32,140
HannsTouch Solution, Inc.	32,279	10,599

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Hey Song Corp.	18,750	$20,879
Highwealth Construction Corp.	9,900	14,699
Hiroca Holdings Ltd.	8,000	15,275
Ho Tung Chemical Corp.	108,688	37,453
Hon Hai Precision Industry Co., Ltd.	817,068	2,183,588
Hong Pu Real Estate Development Co., Ltd.	20,000	16,194
HTC Corp.	9,000	8,887
Hua Nan Financial Holdings Co., Ltd.	584,959	356,485
Hung Sheng Construction Co., Ltd.	63,360	38,613
IEI Integration Corp.	8,000	11,878
Innolux Corp. *	607,757	196,626
Inventec Co., Ltd.	261,282	202,534
Jih Sun Financial Holdings Co., Ltd.	129,336	49,123
Kindom Construction Corp.	42,000	56,702
King Yuan Electronics Co., Ltd.	127,100	133,850
King’s Town Bank Co., Ltd.	98,000	125,199
Kinpo Electronics	138,000	50,031
Kinsus Interconnect Technology Corp.	31,000	70,537
L&K Engineering Co., Ltd.	16,000	14,585
Lextar Electronics Corp. *	40,000	26,241
Lien Hwa Industrial Corp.	13,345	18,339
Lingsen Precision Industries Ltd. *	41,000	15,006
Lite-On Semiconductor Corp. *	21,000	30,454
Lite-On Technology Corp.	274,874	437,528
Long Chen Paper Co., Ltd.	86,249	49,882
Macronix International	119,171	131,466
MediaTek, Inc.	11,000	230,543
Mega Financial Holding Co., Ltd.	690,850	663,132
Mercuries & Associates Holdings Ltd.	42,344	31,507
Mercuries Life Insurance Co., Ltd. *	137,105	42,795
MIN AIK Technology Co., Ltd. *	25,600	12,021
Mitac Holdings Corp.	27,637	27,292
Motech Industries, Inc. *	24,158	32,156
Nan Ya Plastics Corp.	40,000	82,177
Nan Ya Printed Circuit Board Corp. *	2,200	8,963
Nanya Technology Corp.	140,000	277,950
Neo Solar Power Corp. *	8,214	3,276
O-Bank Co., Ltd.	84,000	19,490
OptoTech Corp. *	49,063	39,217
Orient Semiconductor Electronics Ltd.	42,485	14,963
Oriental Union Chemical Corp.	16,000	8,922
Pan Jit International, Inc.	21,600	27,073
Pan-International Industrial Corp.	34,380	20,596
Pegatron Corp.	277,249	610,748
POU Chen Corp.	169,133	152,711
Powertech Technology, Inc.	23,000	68,535
President Securities Corp.	111,304	59,760
Prince Housing & Development Corp.	77,970	28,941
Qisda Corp.	187,400	119,705
Radium Life Tech Co., Ltd.	101,477	35,213
Rich Development Co., Ltd.	19,978	6,588
Ritek Corp. *Δ	87,399	16,688
Ruentex Development Co., Ltd.	76,423	102,647
Ruentex Industries Ltd.	41,400	92,486
Sampo Corp.	10,600	8,107
San Fang Chemical Industry Co., Ltd.	13,000	9,157
Sanyang Industry Co., Ltd.	41,573	32,154
Sesoda Corp.	24,948	19,726
Shihlin Electric & Engineering Corp.	26,000	42,642
Shin Kong Financial Holding Co., Ltd.	1,101,983	305,916
Shin Zu Shing Co., Ltd.	16,660	80,245

	SHARES	VALUE†
Shinkong Insurance Co., Ltd.	30,000	$36,254
Shinkong Synthetic Fibers Corp.	140,151	52,989
Sigurd Microelectronics Corp.	54,694	71,290
Sincere Navigation Corp.	27,810	14,595
Sinon Corp.	64,000	43,533
SinoPac Financial Holdings Co., Ltd.	1,109,094	415,499
Sirtec International Co., Ltd.	12,000	10,876
Supreme Electronics Co., Ltd.	39,000	39,522
Synnex Technology International Corp.	138,300	197,217
Ta Ya Electric Wire & Cable	47,840	28,246
Taichung Commercial Bank Co., Ltd.	319,538	118,053
Taiflex Scientific Co., Ltd.	25,740	43,549
Tainan Spinning Co., Ltd.	142,427	56,308
Taishin Financial Holding Co., Ltd.	1,027,301	454,024
Taiwan Business Bank	516,414	170,105
Taiwan Cement Corp.	698,360	998,277
Taiwan Cooperative Financial Holding Co., Ltd.	576,772	388,338
Taiwan Fertilizer Co., Ltd.	67,000	117,288
Taiwan FU Hsing Industrial Co., Ltd.	21,000	30,925
Taiwan Glass Industrial Corp. *	109,321	45,862
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	69,995
Taiwan PCB Techvest Co., Ltd.	28,000	37,898
Taiwan Shin Kong Security Co., Ltd.	10,100	12,659
Taiwan Surface Mounting Technology Co., Ltd.	21,518	77,269
Tatung Co., Ltd. *	115,000	66,708
Teco Electric & Machinery Co., Ltd.	162,000	166,967
Thye Ming Industrial Co., Ltd.	10,000	9,564
Ton Yi Industrial Corp. *	120,000	41,351
Tong Yang Industry Co., Ltd.	41,921	51,819
TPK Holding Co., Ltd. *	46,000	77,985
Tripod Technology Corp.	25,000	94,952
TSRC Corp.	26,000	15,890
Tung Ho Steel Enterprise Corp.	98,000	96,437
TYC Brother Industrial Co., Ltd.	21,000	15,046
U-Ming Marine Transport Corp.	47,000	48,603
Unimicron Technology Corp.	133,000	341,661
Union Bank of Taiwan	174,047	59,855
Unitech Printed Circuit Board Corp.	67,320	49,162
United Microelectronics Corp.	1,344,513	1,325,387
Universal Cement Corp.	46,836	30,807
Unizyx Holding Corp. *	35,000	29,910
UPC Technology Corp.	80,916	34,923
USI Corp.	77,130	41,811
Wah Lee Industrial Corp.	25,000	48,253
Walsin Lihwa Corp.	209,000	115,822
Wan Hai Lines Ltd.	60,650	44,500
Waterland Financial Holdings Co., Ltd.	285,512	115,833
Weikeng Industrial Co., Ltd.	32,945	19,679
Winbond Electronics Corp.	349,893	168,531
Wisdom Marine Lines Co., Ltd.	32,019	24,101
Wistron Corp.	348,431	358,513
WPG Holdings Ltd.	174,400	234,243
WT Microelectronics Co., Ltd.	31,265	40,644
Yang Ming Marine Transport Corp. *	145,100	48,597
YC Co., Ltd. *	21,396	10,638
YC INOX Co., Ltd.	50,000	39,535
YFY, Inc.	150,385	89,311
Yieh Phui Enterprise Co., Ltd. *	116,525	39,469
Youngtek Electronics Corp.	12,000	21,918
Yuanta Financial Holding Co., Ltd.	1,045,007	642,260
Yulon Motor Co., Ltd. *	123,272	97,683
Zhen Ding Technology Holding Ltd.	62,000	269,733
Zinwell Corp. *	24,000	14,916

		29,213,115

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand — 2.2%
Ananda Development PCL	180,700	$7,584
AP Thailand PCL	324,700	58,920
Asia Aviation PCL *	299,900	17,036
Asia Plus Group Holdings PCL	122,900	6,516
Bangchak Corp. PCL	112,900	53,444
Bangkok Bank PCL	16,600	50,291
Bangkok Bank PCL, NVDR	13,300	40,294
Bangkok Insurance PCL	2,100	18,622
Bangkok Land PCL	1,039,700	32,483
Bangkok Life Assurance PCL *	57,200	31,770
Banpu PCL	487,750	89,277
Cal-Comp Electronics Thailand PCL	244,200	16,954
Charoen Pokphand Foods PCL	346,200	305,912
GFPT PCL	88,200	34,236
Indorama Ventures PCL	145,200	96,685
IRPC PCL	633,100	38,361
Italian-Thai Development PCL *	563,700	16,900
Kasikornbank PCL, NVDR	142,800	347,001
Khon Kaen Sugar Industry PCL	135,600	9,414
Kiatnakin Bank PCL	32,300	37,970
Krung Thai Bank PCL	257,575	72,345
Lanna Resources PCL	2,500	465
LH Financial Group PCL	302,400	8,493
LPN Development PCL	151,700	19,916
Polyplex Thailand PCL	40,600	29,725
Power Solution Technologies PCL, Class F	224,400	11,331
Precious Shipping PCL *	87,600	14,928
Property Perfect PCL	952,490	10,220
Pruksa Holding PCL	88,800	30,266
PTT Exploration & Production PCL	145,400	362,496
PTT Global Chemical PCL	116,228	143,967
PTT PCL	1,067,700	1,095,077
Quality Houses PCL	625,100	43,399
Sansiri PCL	1,106,700	20,955
SC Asset Corp. PCL	188,600	13,094
Siam Commercial Bank PCL	80,900	165,949
Star Petroleum Refining PCL	180,700	31,649
Supalai PCL	169,900	83,107
Super Energy Corp. PCL	1,958,200	51,910
Thai Oil PCL	72,700	73,417
Thai Stanley Electric PCL	3,100	14,234
Thaicom PCL	48,300	8,612
Thanachart Capital PCL	33,100	30,293
Thitikorn PCL	10,500	2,320
Thoresen Thai Agencies PCL	166,348	16,064
TMB Bank PCL	1,521,854	42,744
TPI Polene PCL	676,600	28,612
True Corp. PCL	1,350,600	132,130
Unique Engineering & Construction PCL	54,500	7,568
Vinythai PCL	42,500	30,580

		3,905,536

Turkey — 0.6%
Akbank TAS *	269,661	179,826
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	17,258
Enka Insaat ve Sanayi AS	87,637	79,889

	SHARES	VALUE†
Eregli Demir ve Celik Fabrikalari TAS	20,847	$25,537
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	1	—
Trakya Cam Sanayi AS	76,578	47,497
Turk Hava Yollari *	81,666	111,035
Turkiye Garanti Bankasi AS *	259,027	238,140
Turkiye Halk Bankasi AS *	66,222	43,989
Turkiye Is Bankasi *	138,232	95,761
Turkiye Sinai Kalkinma Bankasi AS *	190,047	27,316
Turkiye Vakiflar Bankasi TAO *	80,351	43,075
Yapi ve Kredi Bankasi AS *	194,984	53,778

		963,101

United States — 0.0%
Textainer Group Holdings Ltd. *	4,015	56,852

TOTAL COMMON STOCKS (Identified Cost $192,683,008)		170,246,095

PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Banco ABC Brasil SA, 5.170%	10,815	22,609
Banco Bradesco SA, 4.600%	24,310	84,022
Banco do Estado do Rio Grande do Sul SA, PF B, 5.820%	24,408	51,850
Cia Ferro Ligas da Bahia - Ferbasa, 6.910%	4,895	15,201
Gerdau SA, 1.360%	11,700	43,334
Marcopolo SA, 1.350%	2,983	1,424
Petroleo Brasileiro SA, 3.090%	448,917	1,567,560
Petroleo Brasileiro SA, ADR, 3.140%	5,564	39,171

		1,825,171

Colombia — 0.0%
Grupo Argos SA, 2.620%	12,517	32,445
Grupo de Inversiones Suramericana SA, 1.910%	8,046	38,895

		71,340

TOTAL PREFERRED STOCKS (Identified Cost $2,555,998)		1,896,511

RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Legend Holdings CP Rights *§	1,461	—

Korea — 0.0%
Hanjin Transportation Co. Ltd. *Δ	189	1,067

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		1,067

SHORT-TERM INVESTMENTS — 1.8%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.027%	233,942	233,942

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090%	2,805,337	2,805,337

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,039,279)		3,039,279

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

SHARES	VALUE†
Total Investments — 101.1% (Identified Cost $198,278,285)	$175,182,952
Liabilities, Less Cash and Other Assets — (1.1%)	(1,901,383)

Net Assets — 100.0%	$173,281,569

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $5,072,977.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2020 amounted to $2,717,292 or 1.57% of the net assets of the Fund.

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
Δ	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompany notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2020

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.3%
Oil, Gas & Consumable Fuels	12.6%
Metals & Mining	7.7%
Real Estate Management & Development	6.7%
Electronic Equipment, Instruments & Components	3.9%
Insurance	3.8%
Wireless Telecommunication Services	3.7%
Automobiles	3.4%
Computers & Peripherals	3.2%
Industrial Conglomerates	2.7%

Country Weightings as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	33.2%
Taiwan	17.0%
Korea	14.7%
India	12.6%
Brazil	5.0%
South Africa	4.1%
Mexico	2.3%
Thailand	2.3%
Malaysia	2.0%
Others	6.8%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	14,734	$154,707
Agree Realty Corp.	8,527	542,658
Alexander’s, Inc.	403	98,824
Alexandria Real Estate Equities, Inc.	19,820	3,171,200
American Assets Trust, Inc.	7,620	183,566
American Campus Communities, Inc.	22,353	780,567
American Finance Trust, Inc.	7,964	49,934
American Homes 4 Rent., Class A	43,420	1,236,602
American Tower Corp.	60,252	14,564,716
Apartment Investment & Management Co., Class A	24,304	819,531
Apple Hospitality REIT, Inc.	34,862	335,024
AvalonBay Communities, Inc.	21,998	3,285,181
Bluerock Residential Growth REIT, Inc.	3,300	25,014
Boston Properties, Inc.	23,433	1,881,670
Braemar Hotels & Resorts, Inc.	7,756	19,390
Brandywine Realty Trust	29,135	301,256
Brixmor Property Group, Inc.	46,531	543,947
Brookfield Property REIT, Inc., Class A	8,200	96,924
BRT Apartments Corp.	400	4,712
Camden Property Trust	15,710	1,397,876
CareTrust REIT, Inc.	13,678	243,400
Chatham Lodging Trust	8,341	63,558
City Office REIT, Inc.	5,176	38,924
Clipper Realty, Inc.	1,167	7,060
Columbia Property Trust, Inc.	20,505	223,710
Community Healthcare Trust, Inc.	3,480	162,725
CoreSite Realty Corp.	6,625	787,580
Corporate Office Properties Trust	18,635	442,022
Cousins Properties, Inc.	24,014	686,560
Crown Castle International Corp.	61,962	10,316,673
CubeSmart	31,170	1,007,103
CyrusOne, Inc.	18,344	1,284,630
DiamondRock Hospitality Co.	38,224	193,796
Digital Realty Trust, Inc.	42,285	6,205,747
Diversified Healthcare Trust	29,638	104,326
Douglas Emmett, Inc.	26,550	666,405
Duke Realty Corp.	58,670	2,164,923
Easterly Government Properties, Inc.	12,305	275,755
EastGroup Properties, Inc.	6,172	798,225
Empire State Realty Trust, Inc., Class A	25,972	158,949
EPR Properties	11,709	321,997
Equinix, Inc.	9,907	7,530,608
Equity Commonwealth	21,023	559,842
Equity LifeStyle Properties, Inc.	27,071	1,659,452
Equity Residential	57,765	2,965,077
Esc War Ind §	9,141	2,631
Essential Properties Realty Trust, Inc.	14,323	262,397
Essex Property Trust, Inc.	10,309	2,069,944
Extra Space Storage, Inc.	20,453	2,188,266
Federal Realty Investment Trust	11,290	829,138
First Industrial Realty Trust, Inc.	20,463	814,427
Four Corners Property Trust, Inc.	10,646	272,431
Franklin Street Properties Corp.	22,915	83,869
Front Yard Residential Corp.	6,182	54,031
Gaming & Leisure Properties, Inc.	33,248	1,227,849
Getty Realty Corp.	6,637	172,628
Gladstone Commercial Corp.	5,964	100,493
Global Medical REIT, Inc.	5,127	69,214
Global Net Lease, Inc.	12,591	200,197
Global Self Storage, Inc.	2,195	8,802
Healthcare Realty Trust, Inc.	22,669	682,790

	SHARES	VALUE†
Healthcare Trust of America, Inc., Class A	35,039	$911,014
Healthpeak Properties, Inc.	85,337	2,316,900
Hersha Hospitality Trust	6,188	34,282
Highwoods Properties, Inc.	16,274	546,318
Host Hotels & Resorts, Inc.	111,865	1,207,023
Hudson Pacific Properties, Inc.	24,908	546,232
Independence Realty Trust, Inc.	13,010	150,786
Industrial Logistics Properties Trust	8,397	183,642
Investors Real Estate Trust	1,935	126,104
Invitation Homes, Inc.	87,459	2,447,977
Iron Mountain, Inc. @	45,530	1,219,749
JBG SMITH Properties	20,330	543,624
Kilroy Realty Corp.	16,421	853,235
Kimco Realty Corp.	67,879	764,318
Kite Realty Group Trust	14,857	172,044
Lamar Advertising Co., Class A	13,906	920,160
Lexington Realty Trust	40,924	427,656
Life Storage, Inc.	7,472	786,577
LTC Properties, Inc.	6,971	243,009
Macerich Co. (The) @	12,090	82,091
Mack-Cali Realty Corp.	15,758	198,866
Medical Properties Trust, Inc.	82,366	1,452,113
MGM Growth Properties LLC, Class A	20,324	568,666
Mid-America Apartment Communities, Inc.	18,128	2,101,942
Monmouth Real Estate Investment Corp.	14,037	194,412
National Health Investors, Inc.	7,578	456,726
National Retail Properties, Inc.	27,512	949,439
National Storage Affiliates Trust	10,555	345,254
New Senior Investment Group, Inc.	4,600	18,400
NexPoint Residential Trust, Inc.	2,800	124,180
Office Properties Income Trust	8,380	173,634
Omega Healthcare Investors, Inc.	35,948	1,076,283
One Liberty Properties, Inc.	2,901	47,460
Outfront Media, Inc.	23,791	346,159
Paramount Group, Inc.	32,574	230,624
Park Hotels & Resorts, Inc.	35,676	356,403
Pebblebrook Hotel Trust	18,984	237,870
Physicians Realty Trust	30,813	551,861
Piedmont Office Realty Trust, Inc., Class A	22,147	300,535
Plymouth Industrial REIT, Inc.	804	9,921
Preferred Apartment Communities, Inc.	3,100	16,740
Prologis, Inc.	112,701	11,339,975
PS Business Parks, Inc.	3,240	396,544
Public Storage	24,596	5,478,021
QTS Realty Trust, Inc., Class A	9,479	597,367
Realty Income Corp.	53,692	3,261,789
Regency Centers Corp.	26,832	1,020,153
Retail Opportunity Investments Corp.	19,647	204,624
Retail Properties of America, Inc., Class A	37,649	218,741
Retail Value, Inc.	3,764	47,313
Rexford Industrial Realty, Inc.	18,869	863,445
RLJ Lodging Trust	29,174	252,647
RPT Realty	14,849	80,779
Ryman Hospitality Properties	8,389	308,715
Sabra Healthcare REIT, Inc.	31,913	439,921
Saul Centers, Inc.	3,089	82,106
SBA Communications Corp.	17,580	5,598,878
Seritage Growth Properties, Class A @*	3,790	50,976
Service Properties Trust	20,700	164,565
Simon Property Group, Inc.	47,712	3,086,012
SITE Centers Corp.	20,663	148,774
SL Green Realty Corp. @	12,216	566,456
Sotherly Hotels, Inc.	3,111	5,600
Spirit Realty Capital, Inc. @	16,707	563,861
STAG Industrial, Inc.	21,962	669,621

The accompany notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
STORE Capital Corp.	37,607	$1,031,560
Summit Hotel Properties, Inc.	21,227	109,956
Sun Communities, Inc.	15,388	2,163,707
Sunstone Hotel Investors, Inc.	37,940	301,244
Tanger Factory Outlet Centers, Inc. @	11,102	66,945
Taubman Centers, Inc.	1,082	36,020
Terreno Realty Corp.	11,090	607,288
UDR, Inc.	46,975	1,531,855
UMH Properties, Inc.	5,369	72,696
Uniti Group, Inc.	27,583	290,587
Universal Health Realty Income Trust	2,176	124,010
Urban Edge Properties	20,908	203,226
Urstadt Biddle Properties, Inc.	1,000	8,430
Urstadt Biddle Properties, Inc., Class A	6,307	58,024
Ventas, Inc.	58,886	2,470,857
VEREIT, Inc.	170,759	1,109,933
Vornado Realty Trust	25,500	859,605
Washington REIT	14,041	282,645
Weingarten Realty Investors	19,116	324,207
Welltower, Inc.	65,422	3,604,098
Whitestone REIT	7,118	42,708
WP Carey, Inc.	27,472	1,790,076
Xenia Hotels & Resorts, Inc.	18,403	161,578
		154,339,820

TOTAL COMMON STOCKS (Identified Cost $100,338,345)		154,339,820

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.027%	407,994	407,994

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.090%	208,205	208,205

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $616,199)		616,199

Total Investments — 99.8% (Identified Cost $100,954,544)		154,956,019
Cash and Other Assets, Less Liabilities — 0.2%		385,030

Net Assets — 100.0%		$155,341,049

†	See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2020, the fair value of the securities on loan was $2,549,998.
*	Non-income producing security

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	28.5%
Diversified REITs	15.1%
Residential REITs	14.9%
Industrial REITs	11.4%
Health Care REITs	9.7%
Retail REITs	9.0%
Office REITs	8.5%
Hotels & Resorts REITs	2.9%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2020 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
SA Emerging Markets Value Fund €	341,570	$2,753,053
SA Global Fixed Income Fund €	399,451	3,754,843
SA International Value Fund €	533,373	4,725,682
SA Real Estate Securities Fund €	136,283	1,503,205
SA U.S. Core Market Fund €	117,828	3,009,341
SA U.S. Fixed Income Fund €	246,376	2,503,178
SA U.S. Small Company Fund €	120,622	2,754,998
SA U.S. Value Fund €	272,112	4,010,926

		25,015,226

TOTAL MUTUAL FUNDS (Identified Cost $25,412,395)		25,015,226

Total Investments — 99.9% (Identified Cost $25,412,395)		25,015,226
Cash and Other Assets, Less Liabilities — 0.1%		16,908

Net Assets — 100.0%		$25,032,134

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompany notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2020, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance as of September 30, 2020
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$20,585,193	$—	$20,585,193
Corporate Bonds and Notes	—	195,418,502	—	195,418,502
U.S. Government & Agency Obligations	—	110,683,958	—	110,683,958
Short-Term Investments	1,977,552	201,295,606	—	203,273,158

Total Investments	$1,977,552	$527,983,259	$—	$529,960,811

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$661,872,621	—	$661,872,621
Short-Term Investments	20,356,770	11,989,091	—	32,345,861
Other Financial Instruments
Forward Foreign Currency Contracts	—	9,285,144	—	9,285,144

Total Investments	$20,356,770	$683,146,856	—	$703,503,626

Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	—	$(246,530)	—	$(246,530)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Balance as of September 30, 2020
SA U.S. Core Market Fund
Assets
Common Stocks	$586,662,165	$—	$—		$586,662,165
Preferred Stocks	10,638	—	—		10,638
Mutual Funds	25,535,274	—	—		25,535,274
Short-Term Investments	1,065,405	—	—		1,065,405

Total Investments	$613,273,482	$—	$—		$613,273,482

SA U.S. Value Fund
Assets
Common Stocks	$483,753,003	$—	$—		$483,753,003
Short-Term Investments	1,712,186	—	—		1,712,186

Total Investments	$485,465,189	$—	$—		$485,465,189

SA U.S. Small Company Fund
Assets
Common Stocks	$356,404,260	$81,147	$3,994	†	$356,489,401
Preferred Stocks	194,059	—	—		194,059
Rights And Warrants	—	—	1,281	†	1,281
Short-Term Investments	3,197,364	—	—		3,197,364

Total Investments	$359,795,683	$81,147	$5,275		$359,882,105

SA International Value Fund
Assets
Common Stocks	$522,175,324	$—	$0	†	$522,175,324
Preferred Stocks	7,687,586	—	—		7,687,586
Short-Term Investments	25,047,302	—	—		25,047,302

Total Investments	$554,910,212	$—	$0		$554,910,212

SA International Small Company Fund
Assets
Mutual Funds	$285,368,386	$—	$—		$285,368,386

Total Investments	$285,368,386	$—	$—		$285,368,386

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Balance as of September 30, 2020
SA Emerging Markets Value Fund
Assets
Common Stocks	$170,184,011	†	$55,361	$6,723	†	$170,246,095
Preferred Stocks	1,896,511		—	—		1,896,511
Rights and Warrants	—		1,067	—		1,067
Short-Term Investments	3,039,279		—	—		3,039,279

Total Investments	$175,119,801		$56,428	$6,723		$175,182,952

SA Real Estate Securities Fund
Assets
Common Stocks	$154,337,189		$—	$2,631		$154,339,820
Short-Term Investments	616,199		—	—		616,199

Total Investments	$154,953,388		$—	$2,631		$154,956,019

SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$25,015,226		$—	$—		$25,015,226

Total Investments	$25,015,226		$—	$—		$25,015,226

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair market value of the loaned securities with respect to other U.S. securities and 105% of the current fair market value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

As of September 30, 2020, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral (Including Calculated Mark)
SA Global Fixed Income Fund	$5,128,171	$4,924,105	$—	$4,924,105
SA U.S Core Market Fund	$1,930,635	$55,000	$1,944,086	$1,999,086
SA U.S. Value Fund	$2,886,255	$432,129	$2,518,360	$2,950,489
SA U.S. Small Company Fund	$11,217,511	$2,739,237	$8,853,520	$11,592,757
SA International Value Fund	$40,338,299	$24,705,594	$17,306,060	$42,011,654
SA Emerging Markets Value Fund	$5,072,977	$2,805,337	$2,570,402	$5,375,739
SA Real Estate Securities Fund	$2,549,998	$208,205	$2,398,733	$2,606,938

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2020
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$4,924,105	$—	$—	$—	$4,924,105

Total Borrowings	$4,924,105	$—	$—	$—	$4,924,105

Gross amount of recognized liabilities for securities lending transactions					$4,924,105

SA U.S. Core Market Fund
Government Money Market	$55,000	$—	$—	$—	$55,000

Total Borrowings	$55,000	$—	$—	$—	$55,000

Gross amount of recognized liabilities for securities lending transactions					$55,000

SA U.S. Value Fund
Government Money Market	$432,129	$—	$—	$—	$432,129

Total Borrowings	$432,129	$—	$—	$—	$432,129

Gross amount of recognized liabilities for securities lending transactions					$432,129

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA U.S. Small Company Fund
Government Money Market	$2,739,237	$—	$—	$—	$2,739,237

Total Borrowings	$2,739,237	$—	$—	$—	$2,739,237

Gross amount of recognized liabilities for securities lending transactions					$2,739,237

SA International Value Fund
Government Money Market	$24,705,594	$—	$—	$—	$24,705,594

Total Borrowings	$24,705,594	$—	$—	$—	$24,705,594

Gross amount of recognized liabilities for securities lending transactions					$24,705,594

SA Emerging Markets Value Fund
Government Money Market	$2,805,337	$—	$—	$—	$2,805,337

Total Borrowings	$2,805,337	$—	$—	$—	$2,805,337

Gross amount of recognized liabilities for securities lending transactions					$2,805,337

SA Real Estate Securities Fund
Government Money Market	$208,205	$—	$—	$—	$208,205

Total Borrowings	$208,205	$—	$—	$—	$208,205

Gross amount of recognized liabilities for securities lending transactions					$208,205

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2020 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At September 30, 2020, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$528,109,651	$1,852,426	$(1,266)	$1,851,160
SA Global Fixed Income Fund	682,285,995	13,768,704	(1,836,217)	11,932,487
SA U.S. Core Market Fund	156,724,596	456,612,836	(63,950)	456,548,886
SA U.S. Value Fund	386,482,161	157,506,983	(58,523,955)	98,983,028
SA U.S. Small Company Fund	265,945,708	143,880,378	(49,943,981)	93,936,397
SA International Value Fund	616,722,003	69,038,634	(130,850,425)	(61,811,791)
SA International Small Company Fund	188,289,596	97,078,790	—	97,078,790
SA Emerging Markets Value Fund	198,278,285	25,273,773	(48,369,106)	(23,095,333)
SA Real Estate Securities Fund	100,954,544	64,265,347	(10,263,872)	54,001,475
SA Worldwide Moderate Growth	25,412,395	677,076	(1,074,245)	(397,169)

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,354,681,616
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,599,723,215
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,498,278,348
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,151,654,323
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	954,510,760

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,558,848,262

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of September 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	365	12/18/20	$59,237,087	$61,174,000	$1,936,913

Total Futures Contracts			$59,237,087	$61,174,000	$1,936,913

Summary of the Portfolio’s investments as of September 30, 2020, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,558,848,262	—	—	$10,558,848,262
Futures Contracts**	1,936,913	—	—	1,936,913

TOTAL	$10,560,785,175	—	—	$10,560,785,175

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2020, the Fund consisted of one hundred and six operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2020, the total cost of securities for federal income tax purposes was $9,750,773

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (2.9%)
	Adways, Inc.	22,400	$93,149
#	Aeria, Inc.	15,800	76,691
	Akatsuki, Inc.	30,200	1,333,599
# *	AlphaPolis Co., Ltd.	10,700	300,068
	Amuse, Inc.	7,400	170,818
#	AOI TYO Holdings, Inc.	142,631	569,553
	Asahi Broadcasting Group Holdings Corp.	54,000	365,744
#	Asahi Net, Inc.	102,300	928,948
	Ateam, Inc.	77,600	580,961
*	Atrae, Inc.	33,000	971,192
#	Avex, Inc.	239,800	2,237,793
# *	Bengo4.com, Inc.	20,500	2,185,653
# *	Broadmedia Corp.	55,200	57,355
#	Ceres, Inc.	24,900	507,180
	Daiichikosho Co., Ltd.	39,100	1,255,792
	DeNA Co., Ltd.	115,900	2,133,000
	Dip Corp.	177,300	3,652,411
*	Drecom Co., Ltd.	13,400	101,698
*	eBook Initiative Japan Co., Ltd.	14,200	471,357
#	Extreme Co., Ltd.	17,300	239,829
#	Faith, Inc.	56,010	531,894
	FAN Communications, Inc.	325,200	1,495,475
	Fibergate, Inc.	3,000	53,685
	Freebit Co., Ltd.	55,300	502,886
# *	GA Technologies Co., Ltd.	800	65,993
	Gakken Holdings Co., Ltd.	121,800	1,880,319
#	Gree, Inc.	730,600	3,551,428
	GungHo Online Entertainment, Inc.	132,800	2,860,577
#	Gurunavi, Inc.	187,900	1,290,103
#	Imagica Group, Inc.	105,100	402,440
	Intage Holdings, Inc.	224,700	2,134,510
	Internet Initiative Japan, Inc.	139,600	6,284,858
	ITmedia, Inc.	30,000	800,103
*	Itokuro, Inc.	52,400	613,494
	Kadokawa Corp.	113,116	2,997,496
	Kamakura Shinsho, Ltd.	61,100	536,946
*	KLab, Inc.	141,900	1,275,068
# *	LIFULL Co., Ltd.	327,500	1,387,105
	Macromill, Inc.	261,900	1,894,087
#	MarkLines Co., Ltd.	67,000	1,516,036
	Marvelous, Inc.	197,300	1,503,046
#	Members Co., Ltd.	45,500	751,791
#	Mixi, Inc.	253,400	6,832,252
# *	Mobile Factory, Inc.	10,500	127,677
	MTI, Ltd.	131,000	1,103,242
	Okinawa Cellular Telephone Co.	80,100	3,049,118
# *	PR Times, Inc.	1,200	32,457
	Proto Corp.	155,200	1,879,640
# *	Shobunsha Holdings, Inc.	217,400	1,042,603
#	SKY Perfect JSAT Holdings, Inc.	878,700	3,840,254
	SoldOut, Inc.	6,300	93,585
*	Synchro Food Co., Ltd.	24,900	80,245
	Toei Animation Co., Ltd.	13,800	900,482
	Toei Co., Ltd.	11,400	1,898,792

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	90,500	$584,399
#	Tokyu Recreation Co., Ltd.	19,200	838,499
#	Tow Co., Ltd.	263,700	824,486
	TV Asahi Holdings Corp.	32,600	517,704
	Tv Tokyo Holdings Corp.	89,000	2,035,434
	Usen-Next Holdings Co., Ltd.	52,500	630,496
	ValueCommerce Co., Ltd.	102,100	3,424,311
#	V-Cube, Inc.	80,700	1,398,005
*	Vector, Inc.	192,300	1,962,927
*	Vision, Inc.	121,300	945,979
	Wowow, Inc.	35,500	941,669
	Zenrin Co., Ltd.	231,150	2,489,590

	ZIGExN Co., Ltd.	381,400	1,254,588

TOTAL COMMUNICATION SERVICES			91,290,565

CONSUMER DISCRETIONARY — (16.4%)
	Adastria Co., Ltd.	165,140	2,605,444
	Adventure, Inc.	8,800	421,935
#	Aeon Fantasy Co., Ltd.	48,932	762,292
*	Ahresty Corp.	152,700	483,671
# *	Aigan Co., Ltd.	60,800	134,826
#	Ainavo Holdings Co., Ltd.	5,600	48,211
	Aisan Industry Co., Ltd.	215,700	964,394
*	Akebono Brake Industry Co., Ltd.	225,300	318,030
#	Alleanza Holdings Co., Ltd.	80,800	1,329,116
	Alpen Co., Ltd.	112,400	2,126,399
	Alpha Corp.	45,000	448,463
	Amiyaki Tei Co., Ltd.	28,200	785,101
#	AOKI Holdings, Inc.	254,400	1,279,377
#	Aoyama Trading Co., Ltd.	289,500	1,525,203
	Arata Corp.	87,100	4,347,536
	Arcland Sakamoto Co., Ltd.	178,500	3,664,299
	Arcland Service Holdings Co., Ltd.	77,100	1,551,607
	Asahi Co., Ltd.	102,000	1,791,302
#	Asante, Inc.	43,400	663,436
	Ashimori Industry Co., Ltd.	29,499	249,408
	ASKUL Corp.	77,300	3,157,640
#	Asti Corp.	19,400	236,371
#	Atom Corp.	650,600	5,339,358
#	Atsugi Co., Ltd.	103,500	560,126
# *	Aucnet, Inc.	28,200	392,698
	Autobacs Seven Co., Ltd.	480,200	6,254,633
#	Avantia Co., Ltd.	74,800	576,656
#	Baroque Japan, Ltd.	91,600	553,552
# *	Beaglee, Inc.	35,300	633,689
#	Beauty Garage, Inc.	18,600	520,052
#	Beenos, Inc.	7,100	121,709
#	Belluna Co., Ltd.	340,500	3,100,206
	Bic Camera, Inc.	228,000	2,533,680
#	Bookoff Group Holdings, Ltd.	66,600	570,170
	BRONCO BILLY Co., Ltd.	55,600	1,271,022
#	Can Do Co., Ltd.	60,900	1,256,975
	Central Automotive Products, Ltd.	81,900	1,743,473
#	Central Sports Co., Ltd.	45,100	1,023,373
#	Chikaranomoto Holdings Co., Ltd.	35,400	217,958
#	CHIMNEY Co., Ltd.	36,800	481,170
	Chiyoda Co., Ltd.	113,500	1,057,372
	Chofu Seisakusho Co., Ltd.	128,900	2,696,668
*	Choushimaru Co., Ltd.	7,600	84,132

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chuo Spring Co., Ltd.	19,000	$570,191
	Cleanup Corp.	139,400	682,131
#	Colowide Co., Ltd.	351,400	5,975,072
	Corona Corp.	99,000	929,153
#	Create Restaurants Holdings, Inc.	558,900	3,211,726
	Curves Holdings Co., Ltd.	253,600	1,636,743
#	Daido Metal Co., Ltd.	256,600	1,248,727
#	Daidoh, Ltd.	97,800	188,822
	Daikoku Denki Co., Ltd.	56,400	543,857
#	Daikyonishikawa Corp.	255,500	1,359,498
	Dainichi Co., Ltd.	65,200	484,368
	DCM Holdings Co., Ltd.	713,300	9,827,878
#	DD Holdings Co., Ltd.	31,500	229,767
*	Descente, Ltd.	130,000	2,123,314
	Doshisha Co., Ltd.	158,100	3,182,190
	Doutor Nichires Holdings Co., Ltd.	179,486	2,727,107
	Dynic Corp.	36,400	303,090
#	Eagle Industry Co., Ltd.	165,900	1,253,659
#	EAT&Co, Ltd.	33,000	619,017
#	EDION Corp.	514,500	5,390,265
	Enigmo, Inc.	147,600	2,342,437
	ES-Con Japan, Ltd.	179,200	1,485,980
	Eslead Corp.	45,200	583,316
	ESTELLE Holdings Co., Ltd.	12,600	81,596
	Exedy Corp.	178,100	2,319,927
	FCC Co., Ltd.	225,300	4,152,559
	Felissimo Corp.	17,800	195,361
	Fields Corp.	38,200	123,384
	Fine Sinter Co., Ltd.	10,300	164,506
#	First Juken Co., Ltd.	42,500	447,067
#	First-corp, Inc.	45,300	298,380
#	FJ Next Co., Ltd.	100,900	859,629
	Foster Electric Co., Ltd.	131,900	1,421,381
	France Bed Holdings Co., Ltd.	153,900	1,293,789
	F-Tech, Inc.	87,700	420,589
	Fuji Co., Ltd.	118,700	2,139,822
	Fuji Corp.	36,400	801,221
	Fuji Corp., Ltd.	168,200	857,862
#	Fuji Kyuko Co., Ltd.	61,300	2,284,721
	Fujibo Holdings, Inc.	63,300	2,207,813
	Fujikura Composites, Inc.	127,100	447,664
#	Fujio Food Group, Inc.	100,600	1,359,597
	Fujishoji Co., Ltd.	51,200	355,209
#	Fujita Kanko, Inc.	44,200	659,139
#	FuKoKu Co., Ltd.	66,400	444,274
*	Funai Electric Co., Ltd.	135,600	612,980
#	Furukawa Battery Co., Ltd. (The)	88,000	888,137
	Furyu Corp.	100,400	1,140,982
	Futaba Industrial Co., Ltd.	346,800	1,769,080
#	Gakkyusha Co., Ltd.	49,300	513,241
#	Genki Sushi Co., Ltd.	29,900	676,473
#	Geo Holdings Corp.	216,200	3,435,790
#	Gfoot Co., Ltd.	87,000	444,020
	GLOBERIDE, Inc.	53,899	1,590,649
# *	Gokurakuyu Holdings Co., Ltd.	74,400	258,980
#	Golf Digest Online, Inc.	61,600	412,433
#	Greens Co., Ltd.	8,100	39,987
#	GSI Creos Corp.	31,592	531,501
#	G-Tekt Corp.	147,400	1,680,188

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Gunze, Ltd.	103,400	$3,865,908
	H2O Retailing Corp.	390,800	2,544,355
#	Hagihara Industries, Inc.	79,000	1,207,035
#	Hakuyosha Co., Ltd.	12,900	329,044
#	Hamee Corp.	36,100	851,360
	Handsman Co., Ltd.	39,600	712,003
	Happinet Corp.	100,700	1,360,405
#	Harada Industry Co., Ltd.	23,300	203,830
	Hard Off Corp. Co., Ltd.	58,800	394,589
	Haruyama Holdings, Inc.	54,800	393,929
	Heian Ceremony Service Co., Ltd.	8,300	64,613
#	Heiwa Corp.	37,700	620,060
#	Hiday Hidaka Corp.	126,065	2,295,803
	HI-LEX Corp.	115,600	1,316,956
#	Himaraya Co., Ltd.	32,100	297,876
#	Hinokiya Group Co., Ltd.	42,000	786,002
# *	Hiramatsu, Inc.	104,300	196,714
#	HIS Co., Ltd.	173,400	3,064,544
#	H-One Co., Ltd.	136,000	731,058
	Honeys Holdings Co., Ltd.	114,040	1,114,726
	Hoosiers Holdings	266,100	1,674,235
#	Hotland Co., Ltd.	41,100	464,401
#	House Do Co., Ltd.	28,700	313,611
#	HUB Co., Ltd.	27,300	180,962
	I K K, Inc.	56,900	333,926
#	IBJ, Inc.	86,800	902,259
	Ichibanya Co., Ltd.	96,058	5,143,307
	Ichikoh Industries, Ltd.	162,000	711,780
	IDOM, Inc.	399,100	2,407,673
	IJTT Co., Ltd.	143,880	584,232
#	Imasen Electric Industrial	110,600	720,871
	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	101,300	733,399
	Janome Sewing Machine Co., Ltd.	104,900	612,299
#	Japan Best Rescue System Co., Ltd.	114,400	1,142,927
	Japan Wool Textile Co., Ltd. (The)	350,400	3,388,429
#	JFLA Holdings, Inc.	106,300	361,218
	JINS Holdings, Inc.	82,900	6,545,539
#	Joban Kosan Co., Ltd.	42,799	618,813
	Joshin Denki Co., Ltd.	109,800	2,742,506
	Joyful Honda Co., Ltd.	15,000	244,751
	JP-Holdings, Inc.	339,700	1,020,277
	JVCKenwood Corp.	747,400	1,041,976
# *	Kappa Create Co., Ltd.	79,600	1,187,514
	Kasai Kogyo Co., Ltd.	167,600	565,863
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	884,857
*	Keihin Corp.	340,100	8,360,425
	Keiyo Co., Ltd.	245,000	2,046,774
#	KFC Holdings Japan, Ltd.	69,400	1,804,915
	King Co., Ltd.	54,100	297,338
#	Kintetsu Department Store Co., Ltd.	53,900	1,672,818
#	Ki-Star Real Estate Co., Ltd.	50,600	1,273,839
# *	KNT-CT Holdings Co., Ltd.	57,800	613,569
	Kohnan Shoji Co., Ltd.	152,700	5,948,511
	Kojima Co., Ltd.	189,400	993,758
	Komatsu Matere Co., Ltd.	209,500	1,776,087
	KOMEDA Holdings Co., Ltd.	306,800	5,727,322
#	Komehyo Co., Ltd.	39,800	287,723
	Komeri Co., Ltd.	210,400	6,649,933

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Konaka Co., Ltd.	163,506	$447,539
#	Koshidaka Holdings Co., Ltd.	188,000	769,887
#	Kourakuen Holdings Corp.	72,000	1,264,800
	KU Holdings Co., Ltd.	115,500	992,982
#	Kura Sushi, Inc.	66,900	3,647,340
	Kurabo Industries, Ltd.	121,600	2,228,267
	Kushikatsu Tanaka Holdings Co.	8,000	132,256
*	KYB Corp.	133,400	2,767,215
#	Kyoritsu Maintenance Co., Ltd.	156,262	5,798,691
*	Laox Co., Ltd.	13,500	24,283
	LEC, Inc.	156,800	2,510,886
*	Litalico, Inc.	42,200	1,162,435
	Look Holdings, Inc.	24,200	190,683
	Mamiya-Op Co., Ltd.	25,100	167,621
	Mars Group Holdings Corp.	83,200	1,401,527
	Maruzen CHI Holdings Co., Ltd.	106,300	384,788
	Matsuyafoods Holdings Co., Ltd.	56,700	1,972,486
	Media Do Co., Ltd.	32,700	2,378,549
	Meiko Network Japan Co., Ltd.	134,900	945,235
	Meiwa Estate Co., Ltd.	78,000	373,459
	Mikuni Corp.	154,900	421,592
# *	Mitsuba Corp.	219,790	770,364
	Mizuno Corp.	119,700	2,166,098
	Monogatari Corp. (The)	31,300	3,087,876
	Morito Co., Ltd.	105,900	718,266
	MrMax Holdings, Ltd.	158,200	1,439,682
	Murakami Corp.	30,200	753,839
	Musashi Seimitsu Industry Co., Ltd.	306,100	3,239,348
	Nafco Co., Ltd.	50,300	1,186,015
	Nagase Brothers, Inc.	200	11,142
	Nagawa Co., Ltd.	44,300	3,595,065
#	Nakayamafuku Co., Ltd.	74,400	361,337
	New Art Holdings Co., Ltd.	8,934	54,654
	Nextage Co., Ltd.	193,700	2,119,788
	NHK Spring Co., Ltd.	453,200	2,901,713
	Nichirin Co., Ltd.	61,160	778,176
	Nihon House Holdings Co., Ltd.	283,600	759,439
	Nihon Plast Co., Ltd.	107,800	441,132
	Nihon Tokushu Toryo Co., Ltd.	79,400	740,783
	Nikki Co., Ltd.	2,100	35,370
	Nippon Felt Co., Ltd.	84,000	397,106
#	Nippon Piston Ring Co., Ltd.	46,000	451,938
	Nippon Seiki Co., Ltd.	326,900	3,580,055
	Nishikawa Rubber Co., Ltd.	32,400	416,474
#	Nishimatsuya Chain Co., Ltd.	280,900	3,822,588
	Nissan Shatai Co., Ltd.	503,800	4,422,266
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	405,160
	Nissin Kogyo Co., Ltd.	316,900	6,750,510
	Nittan Valve Co., Ltd.	93,500	187,685
	Nojima Corp.	199,700	5,389,370
#	Ohashi Technica, Inc.	66,800	929,228
	Ohsho Food Service Corp.	84,200	4,760,110
*	Oisix ra daichi, Inc.	63,300	2,049,450
	Onward Holdings Co., Ltd.	656,600	1,701,023
# *	Open Door, Inc.	53,800	703,727
#	Ozu Corp.	19,000	340,150
	Pacific Industrial Co., Ltd.	292,400	2,687,952
	PAL GROUP Holdings Co., Ltd.	135,300	1,440,295
#	PAPYLESS Co., Ltd.	33,000	904,443

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Paris Miki Holdings, Inc.	141,100	$394,865
#	PC Depot Corp.	183,381	1,206,923
	People Co., Ltd.	14,600	147,822
# *	Pepper Food Service Co., Ltd.	59,000	184,226
#	PIA Corp.	30,600	944,811
	Piolax, Inc.	198,100	2,949,463
	Plenus Co., Ltd.	52,900	913,379
	Press Kogyo Co., Ltd.	629,500	1,790,731
#	Pressance Corp.	238,000	3,161,112
*	QB Net Holdings Co., Ltd.	5,000	88,496
#	Raccoon Holdings, Inc.	90,200	1,818,114
	Regal Corp.	1,500	31,495
	Renaissance, Inc.	74,700	669,030
	Resorttrust, Inc.	440,600	6,714,389
	Rhythm Watch Co., Ltd.	50,000	317,238
#	Riberesute Corp.	46,100	342,437
#	Ride On Express Holdings Co., Ltd.	46,900	1,160,803
# *	Right On Co., Ltd.	100,725	541,689
#	Riken Corp.	59,500	1,532,943
#	Ringer Hut Co., Ltd.	93,600	2,296,547
	Riso Kyoiku Co., Ltd.	626,300	1,719,918
#	Round One Corp.	434,500	3,489,102
#	Royal Holdings Co., Ltd.	175,100	3,026,526
*	Royal Hotel, Ltd. (The)	2,100	26,893
	Sac’s Bar Holdings, Inc.	125,350	689,385
# *	Saizeriya Co., Ltd.	191,100	3,893,677
	Sakai Ovex Co., Ltd.	31,499	632,333
	San Holdings, Inc.	61,300	754,545
# *	Sanden Holdings Corp.	34,800	100,683
	Sanei Architecture Planning Co., Ltd.	55,200	779,919
	Sangetsu Corp.	306,650	4,727,442
#	Sankyo Co., Ltd.	4,100	107,361
	Sankyo Seiko Co., Ltd.	248,900	1,066,290
#	Sanoh Industrial Co., Ltd.	157,800	856,539
	Sanyei Corp.	4,300	91,064
#	Sanyo Electric Railway Co., Ltd.	112,598	2,355,735
	Sanyo Shokai, Ltd.	73,599	421,063
#	Scroll Corp.	182,600	1,589,219
	Seiko Holdings Corp.	165,881	2,244,251
	Seiren Co., Ltd.	309,200	4,554,220
*	Senshukai Co., Ltd.	193,500	723,167
	SFP Holdings Co., Ltd.	40,200	522,615
# *	Shidax Corp.	137,200	337,251
	Shikibo, Ltd.	65,500	612,691
#	Shimachu Co., Ltd.	256,900	8,690,119
	Shimojima Co., Ltd.	46,100	619,987
#	Shoei Co., Ltd.	153,500	5,100,851
*	Showa Corp.	399,000	8,681,760
*	Silver Life Co., Ltd.	2,000	38,231
#	Snow Peak, Inc.	65,500	1,153,202
	SNT Corp.	197,100	428,827
	Soft99 Corp.	83,400	736,892
	Sotoh Co., Ltd.	47,400	427,232
#	Space Value Holdings Co., Ltd.	199,500	961,329
	SPK Corp.	45,400	661,041
# *	SRS Holdings Co., Ltd.	132,600	1,158,035
	St Marc Holdings Co., Ltd.	100,800	1,480,236
	Step Co., Ltd.	61,500	932,247
	Studio Alice Co., Ltd.	52,700	843,175

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Suminoe Textile Co., Ltd.	32,800	$685,190
	Sumitomo Riko Co., Ltd.	254,600	1,363,092
#	Suncall Corp.	129,600	577,649
	Syuppin Co., Ltd.	124,400	971,860
	T RAD Co., Ltd.	39,800	497,627
	Tachikawa Corp.	69,800	869,919
	Tachi-S Co., Ltd.	198,640	1,837,568
	Taiho Kogyo Co., Ltd.	113,300	607,864
#	Takashimaya Co., Ltd.	701,000	5,556,826
	Take And Give Needs Co., Ltd.	65,910	372,765
	Takihyo Co., Ltd.	30,600	552,442
#	Tama Home Co., Ltd.	91,000	1,200,292
	Tamron Co., Ltd.	106,900	1,692,827
	Tbk Co., Ltd.	155,300	738,413
#	Tear Corp.	60,900	253,117
	Temairazu, Inc.	5,400	288,725
	Tenpos Holdings Co., Ltd.	27,600	521,033
#	T-Gaia Corp.	132,300	2,489,844
#	Tigers Polymer Corp.	79,800	327,244
	Toa Corp.	161,700	1,318,471
	Toabo Corp.	45,799	221,151
	Tokai Rika Co., Ltd.	322,000	4,814,716
	Token Corp.	47,650	3,522,229
*	Tokyo Base Co., Ltd.	109,300	412,730
	Tokyo Dome Corp.	537,700	3,869,283
	Tokyo Individualized Educational Institute, Inc.	78,300	432,551
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	123,054
	Tokyotokeiba Co., Ltd.	76,000	3,860,253
#	Tomy Co., Ltd.	565,593	4,877,632
#	Topre Corp.	227,500	2,456,278
#	Toridoll Holdings Corp.	288,200	3,912,959
#	Torikizoku Co., Ltd.	27,900	394,089
	Tosho Co., Ltd.	96,100	1,183,209
	Toyo Tire Corp	174,500	2,826,664
#	TPR Co., Ltd.	157,300	1,916,874
	Treasure Factory Co., Ltd.	10,300	77,299
	TS Tech Co., Ltd.	135,593	3,833,537
	TSI Holdings Co., Ltd.	344,695	1,063,451
	Tsukada Global Holdings, Inc.	86,100	225,507
	Tsukamoto Corp. Co., Ltd.	19,000	241,060
	Tsutsumi Jewelry Co., Ltd.	41,500	989,387
# *	Umenohana Co., Ltd.	22,200	217,492
	Unipres Corp.	254,800	2,082,617
	United Arrows, Ltd.	137,000	1,992,249
*	Unitika, Ltd.	265,600	909,251
*	Universal Entertainment Corp.	47,300	864,538
# *	VIA Holdings, Inc.	103,900	309,792
*	Village Vanguard Co., Ltd.	35,500	350,499
# *	Visionary Holdings Co., Ltd.	50,109	158,274
	VT Holdings Co., Ltd.	536,700	2,080,191
	Wacoal Holdings Corp.	275,300	5,208,140
#	Waseda Academy Co., Ltd.	30,400	291,357
#	WATAMI Co., Ltd.	139,800	1,318,623
	Watts Co., Ltd.	52,100	466,486
	Weds Co., Ltd.	14,500	64,785
	World Co., Ltd.	13,100	177,442
	Xebio Holdings Co., Ltd.	169,600	1,227,264
*	Yachiyo Industry Co., Ltd.	40,800	175,562
	Yagi & Co., Ltd.	18,600	253,141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yamato International, Inc.	100,500	$334,671
	Yasunaga Corp.	53,200	653,171
	Yellow Hat, Ltd.	225,100	3,763,382
#	Yomiuri Land Co., Ltd.	27,600	1,104,264
	Yondoshi Holdings, Inc.	106,520	1,782,352
	Yorozu Corp.	135,600	1,356,366
#	Yoshinoya Holdings Co., Ltd.	231,700	4,338,678
#	Yossix Co., Ltd.	22,600	365,660

	Yutaka Giken Co., Ltd.	8,700	118,725

TOTAL CONSUMER DISCRETIONARY			525,307,776

CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	201,000	1,671,425
	AFC-HD AMS Life Science Co., Ltd.	48,300	318,342
#	Albis Co., Ltd.	38,700	1,037,038
	Arcs Co., Ltd.	274,400	7,044,711
	Artnature, Inc.	116,400	739,294
#	Axial Retailing, Inc.	105,200	4,940,267
	Belc Co., Ltd.	67,800	5,009,110
#	Bourbon Corp.	50,700	939,794
	Bull-Dog Sauce Co., Ltd.	3,000	33,984
	Cawachi, Ltd.	55,400	1,538,740
# *	C’BON COSMETICS Co., Ltd.	10,800	206,423
#	Chubu Shiryo Co., Ltd.	153,500	2,582,747
	Chuo Gyorui Co., Ltd.	9,800	255,172
	cocokara fine, Inc.	128,360	8,307,255
	Como Co., Ltd.	2,600	61,508
#	Cota Co., Ltd.	91,242	1,211,230
	Create SD Holdings Co., Ltd.	77,100	2,705,087
	Daikokutenbussan Co., Ltd.	35,500	1,988,757
	Delica Foods Holdings Co., Ltd.	66,400	406,650
#	DyDo Group Holdings, Inc.	58,800	2,984,831
	Earth Corp.	34,700	2,584,551
	Ebara Foods Industry, Inc.	27,900	649,974
	Eco’s Co., Ltd.	43,100	930,616
	Ensuiko Sugar Refining Co., Ltd.	86,200	188,358
	Feed One Co., Ltd.	155,448	1,376,941
*	First Baking Co., Ltd.	12,000	113,357
	Fujicco Co., Ltd.	125,300	2,480,708
	Fujiya Co., Ltd.	67,800	1,551,833
	G-7 Holdings, Inc.	69,600	1,703,173
	Genky DrugStores Co., Ltd.	49,800	1,780,453
#	HABA Laboratories, Inc.	15,000	597,745
	Hagoromo Foods Corp.	17,900	545,210
	Halows Co., Ltd.	51,800	2,037,815
	Hayashikane Sangyo Co., Ltd.	29,400	168,934
	Heiwado Co., Ltd.	194,900	4,209,125
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	706,455
#	Hokuto Corp.	135,500	2,889,162
	Ichimasa Kamaboko Co., Ltd.	37,500	431,759
#	Imuraya Group Co., Ltd.	60,500	1,457,739
	Itochu-Shokuhin Co., Ltd.	35,100	1,882,429
	Itoham Yonekyu Holdings, Inc.	366,500	2,627,532
	Iwatsuka Confectionery Co., Ltd.	7,700	278,052
	JM Holdings Co., Ltd.	71,100	1,908,151
	J-Oil Mills, Inc.	64,100	2,405,212
#	Kadoya Sesame Mills, Inc.	15,600	589,604
	Kakiyasu Honten Co., Ltd.	52,800	1,307,345
#	Kameda Seika Co., Ltd.	83,900	4,306,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Kaneko Seeds Co., Ltd.	41,300	$635,723
	Kansai Super Market, Ltd.	89,900	1,162,671
	Kato Sangyo Co., Ltd.	160,300	5,745,737
	Kenko Mayonnaise Co., Ltd.	79,700	1,395,057
#	Key Coffee, Inc.	4,900	103,144
	Kirindo Holdings Co., Ltd.	40,500	1,353,220
#	Kitanotatsujin Corp.	258,100	1,338,430
#	Kotobuki Spirits Co., Ltd.	71,000	3,652,234
	Kyokuyo Co., Ltd.	63,799	1,695,610
#	Lacto Japan Co., Ltd.	30,600	1,119,810
	Life Corp.	37,100	1,712,369
	Marudai Food Co., Ltd.	136,300	2,253,480
	Maruha Nichiro Corp.	197,607	4,534,158
	Maxvalu Tokai Co., Ltd.	45,200	1,092,328
	Medical System Network Co., Ltd.	161,200	709,846
	Megmilk Snow Brand Co., Ltd.	277,400	6,714,996
#	Meito Sangyo Co., Ltd.	57,500	852,161
	Milbon Co., Ltd.	154,752	8,213,004
#	Ministop Co., Ltd.	90,500	1,272,061
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,807,988
	Mitsui Sugar Co., Ltd.	104,670	1,940,001
	Miyoshi Oil & Fat Co., Ltd.	42,900	479,607
	Morinaga Milk Industry Co., Ltd.	138,900	7,324,130
#	Morozoff, Ltd.	19,200	1,123,997
#	Nagatanien Holdings Co., Ltd.	76,300	1,798,433
	Nakamuraya Co., Ltd.	28,400	1,131,662
	Natori Co., Ltd.	64,300	1,289,037
	Nichimo Co., Ltd.	17,000	327,041
	Nihon Chouzai Co., Ltd.	68,420	1,107,510
	Niitaka Co., Ltd.	2,860	92,302
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,185,535
#	Nippon Flour Mills Co., Ltd.	379,900	6,255,248
	Nippon Suisan Kaisha, Ltd.	1,794,300	7,638,260
	Nishimoto Co., Ltd.	13,300	237,936
	Nisshin Oillio Group, Ltd. (The)	171,400	5,176,816
	Nissin Sugar Co., Ltd.	104,400	1,862,282
#	Nitto Fuji Flour Milling Co., Ltd.	8,100	498,401
#	Noevir Holdings Co., Ltd.	52,200	2,443,197
	Oenon Holdings, Inc.	317,700	1,386,789
#	OIE Sangyo Co., Ltd.	22,000	345,940
	Okuwa Co., Ltd.	153,500	2,193,692
	Olympic Group Corp.	52,200	529,872
#	OUG Holdings, Inc.	19,800	520,902
#	Pickles Corp.	23,800	744,201
	Prima Meat Packers, Ltd.	172,000	5,303,298
	Qol Holdings Co., Ltd.	162,300	1,867,102
#	Retail Partners Co., Ltd.	107,600	1,796,008
	Riken Vitamin Co., Ltd.	150,100	3,067,634
#	Rock Field Co., Ltd.	94,800	1,329,963
	Rokko Butter Co., Ltd.	82,400	1,476,855
	S Foods, Inc.	116,762	3,256,608
#	S&B Foods, Inc.	42,798	1,971,733
#	Sagami Rubber Industries Co., Ltd.	57,700	819,247
	San-A Co., Ltd.	114,500	5,047,621
	Sapporo Holdings, Ltd.	314,800	5,661,818
	Sato Foods Co., Ltd.	800	32,980
	Satudora Holdings Co., Ltd.	1,300	25,650
	Shinobu Foods Products Co., Ltd.	1,600	8,819
	Shoei Foods Corp.	68,000	2,813,372

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Showa Sangyo Co., Ltd.	115,200	$3,840,848
#	Soiken Holdings, Inc.	24,200	206,833
	ST Corp.	13,800	297,250
	Starzen Co., Ltd.	45,300	1,789,833
#	Takara Holdings, Inc.	98,100	1,089,335
#	Toho Co., Ltd.	49,900	1,000,267
#	Tohto Suisan Co., Ltd.	14,399	489,269
	Torigoe Co., Ltd. (The)	94,500	950,437
	Toyo Sugar Refining Co., Ltd.	14,500	176,717
	Transaction Co., Ltd.	89,700	997,955
	United Super Markets Holdings, Inc.	365,600	4,408,552
	Valor Holdings Co., Ltd.	237,700	6,578,594
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,259,666
#	Watahan & Co., Ltd.	97,400	1,496,021
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	607,093
	YAKUODO Holdings Co., Ltd.	70,500	1,769,646
	Yamami Co.	1,200	25,796
	YA-MAN, Ltd.	149,500	2,234,558
	Yamatane Corp.	61,600	781,933
#	Yamaya Corp.	25,000	503,447
	Yamazawa Co., Ltd.	11,800	203,703
#	Yokohama Reito Co., Ltd.	325,000	2,821,697
	Yomeishu Seizo Co., Ltd.	48,700	862,702
#	Yuasa Funashoku Co., Ltd.	14,300	408,971

	Yutaka Foods Corp.	3,900	64,769

TOTAL CONSUMER STAPLES			251,032,292

ENERGY — (1.1%)
	BP Castrol K.K.	44,100	515,078
	Cosmo Energy Holdings Co., Ltd.	344,800	4,929,196
*	Fuji Oil Co., Ltd.	292,200	495,016
	Itochu Enex Co., Ltd.	351,400	3,245,516
#	Iwatani Corp.	239,100	8,964,354
	Japan Oil Transportation Co., Ltd.	15,500	398,586
#	Japan Petroleum Exploration Co., Ltd.	230,100	3,577,737
#	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,642,260
#	Modec, Inc.	128,800	2,007,058
	Nippon Coke & Engineering Co., Ltd.	978,100	578,678
	Sala Corp.	324,100	1,830,070
#	San-Ai Oil Co., Ltd.	397,800	3,805,081
	Sinanen Holdings Co., Ltd.	47,500	1,439,166
	Toa Oil Co., Ltd.	46,200	742,549

	Toyo Kanetsu K.K.	48,700	1,053,307

TOTAL ENERGY			36,223,652

FINANCIALS — (8.3%)
#	77 Bank, Ltd. (The)	366,652	5,660,901
#	Advance Create Co., Ltd.	31,700	643,044
	Aichi Bank, Ltd. (The)	53,800	1,554,374
# *	Aiful Corp.	1,614,500	4,183,871
#	Aizawa Securities Co., Ltd.	216,100	1,424,498
	Akatsuki Corp.	118,100	316,942
	Akita Bank, Ltd. (The)	103,940	1,564,833
#	Aomori Bank, Ltd. (The)	125,800	2,999,346
	Asax Co., Ltd.	9,300	69,103
#	Awa Bank, Ltd. (The)	245,300	6,039,314
	Bank of Iwate, Ltd. (The)	107,700	2,602,574
#	Bank of Kochi, Ltd. (The)	54,300	444,446

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Bank of Nagoya, Ltd. (The)	76,330	$1,855,413
	Bank of Okinawa, Ltd. (The)	147,160	4,403,420
	Bank of Saga, Ltd. (The)	84,120	1,046,536
	Bank of the Ryukyus, Ltd.	237,880	2,067,333
#	Bank of Toyama, Ltd. (The)	14,500	488,658
	Casa, Inc.	3,200	37,469
	Chiba Kogyo Bank, Ltd. (The)	340,300	809,118
#	Chugoku Bank, Ltd. (The)	559,500	5,364,698
	Chukyo Bank, Ltd. (The)	70,400	1,419,244
	Daishi Hokuetsu Financial Group, Inc.	274,500	5,678,945
	Daito Bank, Ltd. (The)	62,600	404,295
	eGuarantee, Inc.	178,100	4,066,548
	Ehime Bank, Ltd. (The)	216,700	2,431,158
#	Entrust, Inc.	28,900	249,467
	FIDEA Holdings Co., Ltd.	1,258,300	1,317,164
#	Financial Products Group Co., Ltd.	301,800	1,538,998
	First Bank of Toyama, Ltd. (The)	294,300	871,896
# *	First Brothers Co., Ltd.	31,900	296,090
	Fukui Bank, Ltd. (The)	149,800	2,528,789
	Fukushima Bank, Ltd. (The)	86,100	200,552
	Fuyo General Lease Co., Ltd.	116,000	7,191,093
	GCA Corp.	118,000	758,166
#	GMO Financial Holdings, Inc.	252,300	1,520,303
#	Gunma Bank, Ltd. (The)	1,786,640	5,957,041
	Hachijuni Bank, Ltd. (The)	638,800	2,512,577
#	Hirose Tusyo, Inc.	20,800	400,682
# *	Hiroshima Bank, Ltd. (The)	1,301,600	7,404,921
	Hokkoku Bank, Ltd. (The)	154,000	4,531,552
	Hokuhoku Financial Group, Inc.	834,800	8,403,038
	Hyakugo Bank, Ltd. (The)	1,446,009	4,524,177
	Hyakujushi Bank, Ltd. (The)	155,600	2,640,694
	Ichiyoshi Securities Co., Ltd.	219,700	985,605
#	IwaiCosmo Holdings, Inc.	121,900	1,489,556
	Iyo Bank, Ltd. (The)	891,118	5,907,418
#	J Trust Co., Ltd.	451,500	1,044,529
	Jaccs Co., Ltd.	138,700	2,253,532
	Jafco Co., Ltd.	204,100	8,618,440
*	Japan Asia Investment Co., Ltd.	93,300	206,746
#	Japan Investment Adviser Co., Ltd.	70,300	832,097
	Japan Securities Finance Co., Ltd.	618,800	3,003,001
	Jimoto Holdings, Inc.	102,850	1,107,450
#	Juroku Bank, Ltd. (The)	194,300	3,705,717
	Kansai Mirai Financial Group, Inc.	295,367	1,214,962
	Keiyo Bank, Ltd. (The)	730,000	3,384,954
	Kita-Nippon Bank, Ltd. (The)	50,206	983,045
	Kiyo Bank, Ltd. (The)	439,890	6,793,595
	Kyokuto Securities Co., Ltd.	146,800	851,650
#	Kyushu Financial Group, Inc.	1,234,627	5,790,943
#	Kyushu Leasing Service Co., Ltd.	34,000	213,683
*	M&A Capital Partners Co., Ltd.	82,500	3,888,974
#	Marusan Securities Co., Ltd.	363,500	1,562,106
	Mercuria Investment Co., Ltd.	70,500	445,118
	Michinoku Bank, Ltd. (The)	279,698	3,598,199
#	Mito Securities Co., Ltd.	359,500	729,135
	Miyazaki Bank, Ltd. (The)	108,900	2,490,041
	Mizuho Leasing Co., Ltd.	189,600	4,879,290
	Monex Group, Inc.	1,007,400	2,549,812
#	Money Partners Group Co., Ltd.	149,100	300,613
	Morningstar Japan KK	11,800	56,759

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Musashino Bank, Ltd. (The)	208,600	$3,107,033
	Nagano Bank, Ltd. (The)	54,299	751,648
	Nanto Bank, Ltd. (The)	194,300	3,597,970
#	NEC Capital Solutions, Ltd.	55,100	986,143
#	NFC Holdings, Inc.	4,200	89,491
	Nishi-Nippon Financial Holdings, Inc.	866,500	6,044,372
	North Pacific Bank, Ltd.	1,842,500	4,018,799
# *	OAK Capital Corp.	319,800	305,802
#	Ogaki Kyoritsu Bank, Ltd. (The)	242,000	5,487,567
	Oita Bank, Ltd. (The)	94,099	2,187,138
	Okasan Securities Group, Inc.	1,091,900	3,603,234
	Orient Corp.	110,300	119,291
	Premium Group Co., Ltd.	2,000	40,308
#	Ricoh Leasing Co., Ltd.	93,200	2,521,984
	San ju San Financial Group, Inc.	126,510	1,651,937
	San-In Godo Bank, Ltd. (The)	980,700	5,282,561
#	Sawada Holdings Co., Ltd.	152,200	1,270,625
	Senshu Ikeda Holdings, Inc.	1,483,600	2,476,774
#	Shiga Bank, Ltd. (The)	307,600	7,212,756
#	Shikoku Bank, Ltd. (The)	338,900	2,398,874
	Shimizu Bank, Ltd. (The)	54,600	981,667
	Sparx Group Co., Ltd.	604,900	1,304,625
	Strike Co., Ltd.	47,700	2,803,101
	Suruga Bank, Ltd.	202,600	732,991
#	Taiko Bank, Ltd. (The)	41,800	627,996
	Tochigi Bank, Ltd. (The)	633,200	1,096,987
#	Toho Bank, Ltd. (The)	1,298,700	2,858,236
#	Tohoku Bank, Ltd. (The)	64,700	746,172
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	3,357,234
	Tokyo Kiraboshi Financial Group, Inc.	182,738	1,968,979
#	Tomato Bank, Ltd.	54,500	632,839
	TOMONY Holdings, Inc.	954,550	3,096,984
#	Tottori Bank, Ltd. (The)	58,300	710,261
	Towa Bank, Ltd. (The)	184,000	1,265,300
	Toyo Securities Co., Ltd.	398,300	436,761
# *	Traders Holdings Co., Ltd.	13,720	56,552
	Tsukuba Bank, Ltd.	402,600	769,418
	Yamagata Bank, Ltd. (The)	181,000	2,350,656
	Yamaguchi Financial Group, Inc.	1,109,872	7,214,231

	Yamanashi Chuo Bank, Ltd. (The)	187,000	1,468,512

TOTAL FINANCIALS			266,944,060

HEALTH CARE — (4.4%)
	Advantage Risk Management Co., Ltd.	38,800	283,574
	ASKA Pharmaceutical Co., Ltd.	162,800	2,201,053
	Biofermin Pharmaceutical Co., Ltd.	28,700	694,898
	BML, Inc.	152,200	4,598,588
#	Carenet, Inc.	25,600	788,675
#	Charm Care Corp. KK	57,500	654,291
	CMIC Holdings Co., Ltd.	60,600	780,796
	Create Medic Co., Ltd.	38,700	400,375
	Daiken Medical Co., Ltd.	111,400	579,999
	Daito Pharmaceutical Co., Ltd.	77,380	2,605,006
#	Dvx, Inc.	44,300	436,497
	Eiken Chemical Co., Ltd.	198,100	3,990,547
	Elan Corp.	86,100	2,139,886
	EM Systems Co., Ltd.	242,600	2,005,949
	EPS Holdings, Inc.	196,700	1,950,492
#	FALCO HOLDINGS Co., Ltd.	53,300	792,837

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	FINDEX, Inc.	94,500	$1,214,018
	Fuji Pharma Co., Ltd.	99,100	1,177,377
	Fukuda Denshi Co., Ltd.	57,200	3,812,897
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,262,401
#	H.U. Group Holdings, Inc.	336,700	9,008,029
	Hogy Medical Co., Ltd.	84,200	2,884,257
#	I’rom Group Co., Ltd.	31,800	611,286
	Iwaki & Co., Ltd.	156,700	757,174
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	220,549
	Japan Lifeline Co., Ltd.	387,300	5,138,968
	Japan Medical Dynamic Marketing, Inc.	99,300	2,044,605
#	Jeol, Ltd.	243,000	8,377,124
	JMS Co., Ltd.	96,557	840,368
	Kanamic Network Co., Ltd.	106,000	819,947
	Kawasumi Laboratories, Inc.	92,980	1,492,756
	Kissei Pharmaceutical Co., Ltd.	171,000	3,866,761
#	KYORIN Holdings, Inc.	256,000	5,189,394
	Linical Co., Ltd.	75,200	606,647
*	Medical Data Vision Co., Ltd.	152,500	3,174,376
#	Medius Holdings Co., Ltd.	67,100	593,438
	Menicon Co., Ltd.	100,800	6,737,733
#	Mizuho Medy Co., Ltd.	22,400	314,499
	Mochida Pharmaceutical Co., Ltd.	1,298	51,301
#	N Field Co., Ltd.	43,100	288,381
	Nakanishi, Inc.	166,000	2,965,896
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	3,700,648
	Nippon Chemiphar Co., Ltd.	13,400	337,537
	Nipro Corp.	525,800	6,139,008
#	Nissui Pharmaceutical Co., Ltd.	78,000	847,423
	Paramount Bed Holdings Co., Ltd.	134,400	5,555,059
	Rion Co., Ltd.	52,100	1,193,565
#	Seed Co., Ltd.	72,900	517,357
	Seikagaku Corp.	248,900	2,619,336
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	292,866
	Shofu, Inc.	69,200	940,806
	Software Service, Inc.	19,700	2,075,935
	Solasto Corp.	318,000	4,167,946
#	St-Care Holding Corp.	87,200	673,805
	Taiko Pharmaceutical Co., Ltd.	52,300	1,122,530
	Techno Medica Co., Ltd.	13,800	220,505
	Toho Holdings Co., Ltd.	292,000	6,296,824
	Tokai Corp.	139,800	2,765,079
	Torii Pharmaceutical Co., Ltd.	97,200	2,752,412
	Towa Pharmaceutical Co., Ltd.	175,400	3,520,125
	Tsukui Corp.	345,900	1,942,647
#	UNIMAT Retirement Community Co., Ltd.	27,300	265,437
#	Value HR Co., Ltd.	46,400	774,339
	Vital KSK Holdings, Inc.	272,800	2,824,234
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	296,096

	WIN-Partners Co., Ltd.	113,300	1,110,805

TOTAL HEALTH CARE			141,305,969

INDUSTRIALS — (28.2%)
#	A&A Material Corp.	26,000	265,206
#	Abist Co., Ltd.	19,600	557,927
	Advan Co., Ltd.	149,900	1,887,645
#	Advanex, Inc.	17,999	244,187
	Aeon Delight Co., Ltd.	90,100	2,500,224
#	Aichi Corp.	239,900	2,010,414

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Aida Engineering, Ltd.	315,900	$2,173,102
	Ajis Co., Ltd.	28,900	756,492
	Alconix Corp.	151,600	2,200,165
#	Alinco, Inc.	80,500	742,375
	Alps Logistics Co., Ltd.	111,600	847,870
	Altech Co., Ltd.	10,900	27,485
	Altech Corp.	114,470	2,234,300
	Anest Iwata Corp.	216,200	1,780,375
	Asahi Diamond Industrial Co., Ltd.	355,400	1,649,097
	Asahi Kogyosha Co., Ltd.	25,700	751,077
	Asanuma Corp.	44,000	1,722,387
#	Asukanet Co., Ltd.	56,500	688,572
	Bando Chemical Industries, Ltd.	215,300	1,230,860
	BayCurrent Consulting, Inc.	85,900	11,981,844
	Bell System24 Holdings, Inc.	218,600	3,688,239
	BeNEXT Group, Inc.	122,100	1,320,833
#	Br Holdings Corp.	188,100	1,396,482
#	Bunka Shutter Co., Ltd.	366,000	2,896,470
	Canare Electric Co., Ltd.	20,300	344,053
	Career Design Center Co., Ltd.	23,900	219,343
#	Central Glass Co., Ltd.	229,300	4,768,910
	Central Security Patrols Co., Ltd.	53,000	1,796,665
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,840,417
	Chiyoda Integre Co., Ltd.	71,700	1,113,141
	Chodai Co., Ltd.	3,900	48,973
	Chori Co., Ltd.	73,000	1,121,445
	Chudenko Corp.	202,600	4,432,277
#	Chugai Ro Co., Ltd.	37,400	543,808
	Chuo Warehouse Co., Ltd.	21,000	249,867
#	CKD Corp.	10,300	169,127
	CMC Corp.	14,600	271,336
	Comany, Inc.	4,700	50,609
	Cosel Co., Ltd.	164,300	1,689,081
	Creek & River Co., Ltd.	57,400	770,972
	CTI Engineering Co., Ltd.	72,000	1,387,319
	CTS Co., Ltd.	166,400	1,515,733
#	Dai-Dan Co., Ltd.	99,500	2,624,941
	Daido Kogyo Co., Ltd.	46,500	280,196
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	497,870
	Daihen Corp.	133,400	5,435,146
	Daiho Corp.	99,500	2,848,977
	Dai-Ichi Cutter Kogyo K.K.	22,000	474,296
	Daiichi Jitsugyo Co., Ltd.	54,700	1,935,028
	Daiichi Kensetsu Corp.	31,000	524,052
#	Daiki Axis Co., Ltd.	41,900	357,707
	Daiohs Corp.	22,100	208,271
	Daiseki Co., Ltd.	243,963	6,104,971
	Daiseki Eco. Solution Co., Ltd.	11,759	79,140
	Daisue Construction Co., Ltd.	48,200	431,240
	Daiwa Industries, Ltd.	216,200	1,948,329
	Denyo Co., Ltd.	108,700	2,548,375
#	DMG Mori Co., Ltd.	673,200	9,332,588
	DMW Corp.	4,800	143,277
	Duskin Co., Ltd.	289,200	7,891,281
	Ebara Jitsugyo Co., Ltd.	36,200	1,074,304
	Eidai Co., Ltd.	184,700	566,995
	Endo Lighting Corp.	29,600	191,585
	en-japan, Inc.	58,600	1,482,952
	Enshu, Ltd.	26,199	247,851

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	EPCO Co., Ltd.	20,200	$193,296
	ERI Holdings Co., Ltd.	1,500	9,558
	Escrow Agent Japan, Inc.	136,700	452,706
	F&M Co., Ltd.	41,700	507,756
*	FDK Corp.	47,198	454,545
#	Freund Corp.	75,600	484,103
	Fudo Tetra Corp.	109,680	1,589,268
#	Fuji Corp.	422,100	8,364,847
#	Fuji Die Co., Ltd.	55,300	352,279
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	22,426
	Fujikura, Ltd.	1,545,600	4,284,756
	Fujimak Corp.	12,600	82,178
	Fujisash Co., Ltd.	573,900	459,224
	Fujitec Co., Ltd.	264,100	5,656,263
	Fukuda Corp.	59,800	2,902,998
	Fukushima Galilei Co., Ltd.	84,100	3,131,856
	Fukuvi Chemical Industry Co., Ltd.	10,600	45,703
	Fukuyama Transporting Co., Ltd.	42,357	2,064,057
	FULLCAST Holdings Co., Ltd.	133,200	2,185,703
	Funai Soken Holdings, Inc.	249,470	5,898,989
	Furukawa Co., Ltd.	204,200	2,210,762
	Furukawa Electric Co., Ltd.	401,200	9,589,037
	Furusato Industries, Ltd.	65,000	913,851
	Futaba Corp.	233,600	2,095,558
	Gecoss Corp.	95,900	859,135
	Giken, Ltd.	82,700	3,173,714
	Glory, Ltd.	278,555	6,245,662
#	Grace Technology, Inc.	54,300	2,734,215
	GS Yuasa Corp.	390,883	6,754,686
	Hamakyorex Co., Ltd.	109,500	3,328,641
	Hanwa Co., Ltd.	236,700	4,738,126
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	98,067
	Hazama Ando Corp.	1,302,400	9,001,180
	Helios Techno Holding Co., Ltd.	109,800	378,811
	Hibiya Engineering, Ltd.	122,300	2,082,322
#	Hirakawa Hewtech Corp.	70,800	696,614
#	Hirano Tecseed Co., Ltd.	65,400	854,806
	Hisaka Works, Ltd.	127,300	1,086,759
	Hitachi Zosen Corp.	1,071,679	4,543,061
	Hito Communications Holdings, Inc.	43,900	574,798
#	Hokuetsu Industries Co., Ltd.	140,700	1,498,591
	Hokuriku Electrical Construction Co., Ltd.	74,200	848,122
	Hosokawa Micron Corp.	45,600	2,367,981
#	Howa Machinery, Ltd.	62,700	511,257
#	Ichikawa Co., Ltd.	1,000	14,565
	Ichiken Co., Ltd.	33,600	535,208
#	Ichinen Holdings Co., Ltd.	137,500	1,648,202
	Idec Corp.	204,800	3,711,172
#	Ihara Science Corp.	52,200	885,957
	IHI Corp.	22,600	300,695
#	Iino Kaiun Kaisha, Ltd.	573,100	2,039,274
	Inaba Denki Sangyo Co., Ltd.	353,300	8,874,092
	Inaba Seisakusho Co., Ltd.	62,800	817,191
	Inabata & Co., Ltd.	299,400	3,821,630
	Insource Co., Ltd.	56,375	1,614,057
#	Inui Global Logistics Co., Ltd.	81,480	679,836
	IR Japan Holdings, Ltd.	12,000	1,520,838
	Iseki & Co., Ltd.	124,500	1,681,103
	Ishii Iron Works Co., Ltd.	11,000	297,851

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Isolite Insulating Products Co., Ltd.	48,000	$215,801
	Itoki Corp.	228,600	788,058
#	Iwaki Co., Ltd.	41,000	371,370
#	Iwasaki Electric Co., Ltd.	35,800	490,348
	JAC Recruitment Co., Ltd.	100,900	1,262,564
#	Jalux, Inc.	38,600	573,353
	Jamco Corp.	73,100	463,597
#	Japan Asia Group, Ltd.	176,800	503,402
	Japan Elevator Service Holdings Co., Ltd.	143,400	5,001,741
#	Japan Foundation Engineering Co., Ltd.	128,800	582,521
	Japan Pulp & Paper Co., Ltd.	77,600	2,760,798
#	Japan Steel Works, Ltd. (The)	389,300	6,848,755
	Japan Transcity Corp.	251,200	1,397,452
	JK Holdings Co., Ltd.	94,440	786,512
	Juki Corp.	185,300	804,561
	Kamei Corp.	154,500	1,607,946
	Kanaden Corp.	118,500	1,688,967
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,620,387
	Kanamoto Co., Ltd.	205,200	4,678,717
	Kandenko Co., Ltd.	400,000	3,267,323
	Kanematsu Corp.	530,825	6,513,714
	Katakura Industries Co., Ltd.	152,600	1,786,885
	Kato Works Co., Ltd.	63,300	675,011
	KAWADA TECHNOLOGIES, Inc.	34,100	1,574,952
	Kawagishi Bridge Works Co., Ltd.	8,700	207,145
	Kawanishi Warehouse Co., Ltd.	1,700	18,552
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	182,696
# *	Kawasaki Kisen Kaisha, Ltd.	321,800	3,602,381
#	Kawata Manufacturing Co., Ltd.	25,100	224,381
	Keihin Co., Ltd.	15,700	212,118
	KFC, Ltd.	8,700	185,524
	Kimura Chemical Plants Co., Ltd.	107,500	437,954
#	Kimura Unity Co., Ltd.	23,500	242,285
	King Jim Co., Ltd.	43,500	375,053
*	Kinki Sharyo Co., Ltd. (The)	16,599	216,079
	Kintetsu World Express, Inc.	244,200	5,205,115
	Kitagawa Corp.	54,400	755,842
	Kitano Construction Corp.	25,672	675,134
	Kito Corp.	135,400	1,589,102
	Kitz Corp.	482,400	2,749,673
	Kobayashi Metals, Ltd.	7,900	24,296
# *	Kobe Electric Railway Co., Ltd.	37,299	1,326,678
#	Kobelco Eco-Solutions Co., Ltd.	21,399	388,535
	Koike Sanso Kogyo Co., Ltd.	12,600	285,714
	Kokusai Co., Ltd.	51,600	405,631
	Kokuyo Co., Ltd.	314,825	3,968,409
#	KOMAIHALTEC, Inc.	20,300	313,223
	Komatsu Wall Industry Co., Ltd.	49,300	841,817
	Komori Corp.	317,900	2,227,886
#	Kondotec, Inc.	123,800	1,436,880
	Konoike Transport Co., Ltd.	179,700	1,977,782
# *	Kosaido Co., Ltd.	212,900	1,353,946
	Kozo Keikaku Engineering, Inc.	20,700	512,567
	KRS Corp.	37,800	570,023
	Kumagai Gumi Co., Ltd.	245,100	6,315,751
	Kyodo Printing Co., Ltd.	48,900	1,226,573
#	Kyokuto Boeki Kaisha, Ltd.	39,700	566,291
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	2,780,175
	Kyoritsu Printing Co., Ltd.	189,300	250,618

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kyudenko Corp.	13,300	$383,309
#	Like Co., Ltd.	63,200	1,208,713
#	Link And Motivation, Inc.	210,200	793,915
	Lonseal Corp.	13,900	219,991
	Maeda Corp.	914,100	6,699,389
	Maeda Kosen Co., Ltd.	121,000	3,143,752
	Maeda Road Construction Co., Ltd.	99,200	1,816,833
	Maezawa Industries, Inc.	25,300	119,955
#	Maezawa Kasei Industries Co., Ltd.	85,100	790,935
	Maezawa Kyuso Industries Co., Ltd.	64,200	1,403,049
	Makino Milling Machine Co., Ltd.	151,200	5,315,974
	Marufuji Sheet Piling Co., Ltd.	11,800	224,061
#	Maruka Corp.	36,400	790,497
#	Marumae Co., Ltd.	28,300	262,149
	Maruwa Unyu Kikan Co., Ltd.	35,900	1,424,832
#	Maruyama Manufacturing Co., Inc.	18,800	250,401
	Maruzen Co., Ltd.	65,800	1,122,285
	Maruzen Showa Unyu Co., Ltd.	80,000	2,739,792
#	Matching Service Japan Co., Ltd.	52,000	415,479
	Matsuda Sangyo Co., Ltd.	95,282	1,401,387
#	Matsui Construction Co., Ltd.	125,500	861,728
	Max Co., Ltd.	167,600	2,522,860
	Meidensha Corp.	227,210	3,500,198
	Meiji Electric Industries Co., Ltd.	52,500	705,909
#	Meiji Shipping Co., Ltd.	102,500	376,389
	Meisei Industrial Co., Ltd.	268,800	2,191,390
	Meitec Corp.	169,000	8,618,938
#	Meiwa Corp.	145,600	617,163
#	Mesco, Inc.	29,800	249,234
	METAWATER Co., Ltd.	153,600	3,360,127
#	Mie Kotsu Group Holdings, Inc.	359,200	1,506,625
	Mirait Holdings Corp.	524,835	8,057,609
	Mitani Corp.	73,800	4,562,036
#	Mitani Sangyo Co., Ltd.	145,000	533,083
	Mitsubishi Kakoki Kaisha, Ltd.	39,700	713,045
	Mitsubishi Logisnext Co., Ltd.	179,200	1,628,066
	Mitsubishi Pencil Co., Ltd.	89,700	1,170,958
	Mitsuboshi Belting, Ltd.	163,400	2,659,018
*	Mitsui E&S Holdings Co., Ltd.	470,300	1,690,987
	Mitsui Matsushima Holdings Co., Ltd.	65,700	462,248
	Mitsui-Soko Holdings Co., Ltd.	138,800	2,430,563
#	Mitsumura Printing Co., Ltd.	6,300	109,803
	Miyaji Engineering Group, Inc.	39,417	619,898
#	Mori-Gumi Co., Ltd.	69,500	195,191
#	Morita Holdings Corp.	211,100	4,118,661
	Musashi Co., Ltd.	5,000	102,422
#	NAC Co., Ltd.	61,300	601,146
	Nachi-Fujikoshi Corp.	87,400	3,075,982
	Nadex Co., Ltd.	40,600	244,919
	Nagase & Co., Ltd.	418,400	5,860,425
	Naigai Trans Line, Ltd.	40,500	496,436
#	Nakabayashi Co., Ltd.	113,400	718,929
	Nakakita Seisakusho Co., Ltd.	3,700	91,183
	Nakamoto Packs Co., Ltd.	33,300	515,184
	Nakanishi Manufacturing Co., Ltd.	5,700	52,034
#	Nakano Corp.	107,000	417,118
#	Namura Shipbuilding Co., Ltd.	321,428	489,539
	Narasaki Sangyo Co., Ltd.	25,400	444,110
#	Nexyz Group Corp.	30,500	312,734

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Nice Corp.	32,400	$453,981
	Nichias Corp.	392,400	9,287,570
#	Nichiban Co., Ltd.	65,900	1,030,001
	Nichiden Corp.	98,900	2,169,528
	Nichiha Corp.	166,380	5,000,034
	Nichireki Co., Ltd.	167,400	2,706,209
	Nihon Dengi Co., Ltd.	30,200	1,044,328
	Nihon Flush Co., Ltd.	120,900	1,603,044
#	Nikkato Corp.	53,000	381,382
	Nikkiso Co., Ltd.	316,800	3,229,715
	Nikko Co., Ltd.	164,000	1,091,478
#	Nikkon Holdings Co., Ltd.	385,300	8,352,799
	Nippi, Inc.	11,900	405,940
#	Nippon Air Conditioning Services Co., Ltd.	183,100	1,290,565
	Nippon Aqua Co., Ltd.	27,600	184,789
	Nippon Carbon Co., Ltd.	60,400	2,147,365
	Nippon Concept Corp.	37,000	516,427
	Nippon Densetsu Kogyo Co., Ltd.	245,500	5,154,316
#	Nippon Dry-Chemical Co., Ltd.	4,300	62,144
#	Nippon Filcon Co., Ltd.	15,700	88,982
#	Nippon Hume Corp.	139,300	1,062,046
	Nippon Kanzai Co., Ltd.	8,300	157,223
	Nippon Koei Co., Ltd.	78,800	2,137,393
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,583,257
#	Nippon Rietec Co., Ltd.	12,600	350,168
	Nippon Road Co., Ltd. (The)	46,100	3,380,227
#	Nippon Seisen Co., Ltd.	21,300	702,870
*	Nippon Sharyo, Ltd.	45,399	1,213,636
*	Nippon Sheet Glass Co., Ltd.	402,800	1,468,790
#	Nippon Steel Trading Corp.	99,460	2,841,298
	Nippon Thompson Co., Ltd.	382,500	1,363,517
	Nippon Tungsten Co., Ltd.	6,699	113,175
	Nishimatsu Construction Co., Ltd.	345,000	6,852,919
#	Nishi-Nippon Railroad Co., Ltd.	152,900	4,427,608
	Nishio Rent All Co., Ltd.	123,800	2,632,489
	Nissei ASB Machine Co., Ltd.	52,500	2,120,858
#	Nissei Corp.	38,900	430,094
	Nissei Plastic Industrial Co., Ltd.	127,000	1,097,693
	Nisshinbo Holdings, Inc.	908,180	6,194,724
	Nissin Corp.	95,000	1,444,390
	Nissin Electric Co., Ltd.	333,100	3,564,214
	Nitta Corp.	136,400	3,018,102
#	Nitto Boseki Co., Ltd.	7,600	324,994
	Nitto Kogyo Corp.	178,200	3,541,060
	Nitto Kohki Co., Ltd.	66,900	1,328,110
	Nitto Seiko Co., Ltd.	180,900	848,672
	Nittoc Construction Co., Ltd.	132,600	977,477
	NJS Co., Ltd.	36,800	677,047
	Noda Corp.	145,500	913,603
	Nomura Co., Ltd.	505,600	3,761,641
	Noritake Co., Ltd.	59,600	1,877,209
	Noritsu Koki Co., Ltd.	123,900	1,924,139
	Noritz Corp.	196,500	2,829,711
#	NS Tool Co., Ltd.	53,500	1,161,978
	NS United Kaiun Kaisha, Ltd.	58,700	808,382
# *	NTN Corp.	2,880,500	5,424,777
#	Obara Group, Inc.	78,500	2,646,797
#	Ochi Holdings Co., Ltd.	8,900	159,976
	Odawara Engineering Co., Ltd.	4,900	98,566

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ohba Co., Ltd.	76,500	$627,376
	Ohmoto Gumi Co., Ltd.	4,100	178,909
	Oiles Corp.	145,770	2,120,588
	Okabe Co., Ltd.	258,200	1,997,180
#	Okada Aiyon Corp.	42,800	419,442
	Okamoto Machine Tool Works, Ltd.	21,699	460,583
	Okamura Corp.	381,500	2,693,679
#	OKUMA Corp.	137,100	6,432,884
#	Okumura Corp.	182,380	4,578,921
#	Onoken Co., Ltd.	111,900	1,195,118
#	Organo Corp.	41,500	2,250,054
#	Oriental Consultants Holdings Co., Ltd.	6,100	128,249
	Origin Co., Ltd.	27,600	370,128
#	OSG Corp.	396,200	6,348,384
	OSJB Holdings Corp.	826,500	1,931,076
	Outsourcing, Inc.	732,300	6,795,492
	Oyo Corp.	129,300	1,534,275
#	Paraca, Inc.	35,900	557,055
	Parker Corp.	34,000	143,897
#	Pasco Corp.	11,200	151,199
#	Pasona Group, Inc.	133,000	2,029,656
	Pegasus Sewing Machine Manufacturing Co., Ltd.	144,100	404,564
	Penta-Ocean Construction Co., Ltd.	1,716,400	11,253,230
	Phil Co., Inc.	10,900	187,828
	Pilot Corp.	74,100	2,178,878
	Prestige International, Inc.	671,400	6,093,950
	Pronexus, Inc.	108,700	1,287,250
	PS Mitsubishi Construction Co., Ltd.	213,300	1,230,552
	Punch Industry Co., Ltd.	105,700	419,499
	Quick Co., Ltd.	71,300	844,024
	Raito Kogyo Co., Ltd.	301,300	4,540,607
	Raiznext Corp.	307,200	3,837,843
#	Rasa Corp.	63,200	557,897
#	Relia, Inc.	248,100	3,131,299
#	Rheon Automatic Machinery Co., Ltd.	120,500	1,302,750
	Rix Corp.	17,300	277,752
# *	Rozetta Corp.	22,800	734,760
	Ryobi, Ltd.	153,140	1,719,068
#	S LINE Co., Ltd.	23,800	227,397
	Sakai Heavy Industries, Ltd.	24,000	549,924
	Sakai Moving Service Co., Ltd.	74,500	3,649,893
# *	Sanix, Inc.	146,200	350,750
	Sanki Engineering Co., Ltd.	285,300	3,127,320
	Sanko Gosei, Ltd.	121,900	340,476
	Sanko Metal Industrial Co., Ltd.	16,200	409,876
	Sankyo Tateyama, Inc.	188,900	1,768,160
	Sanoyas Holdings Corp.	151,100	254,799
#	Sansei Technologies, Inc.	78,400	473,793
	Sansha Electric Manufacturing Co., Ltd.	64,300	354,803
	Sanwa Holdings Corp.	113,400	1,202,420
	Sanyo Denki Co., Ltd.	44,100	2,027,518
	Sanyo Engineering & Construction, Inc.	60,200	410,456
	Sanyo Industries, Ltd.	9,900	189,726
#	Sanyo Trading Co., Ltd.	140,000	1,327,706
	Sata Construction Co., Ltd.	89,399	396,304
	Sato Holdings Corp.	184,700	3,944,115
#	Sato Shoji Corp.	86,800	868,137
	Sawafuji Electric Co., Ltd.	1,900	34,924
	SBS Holdings, Inc.	122,400	2,557,313

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	SEC Carbon, Ltd.	10,900	$610,596
#	Secom Joshinetsu Co., Ltd.	30,800	1,002,339
	Seibu Electric & Machinery Co., Ltd.	10,300	107,571
	Seika Corp.	61,700	869,695
	Seikitokyu Kogyo Co., Ltd.	191,330	1,458,392
	Sekisui Jushi Corp.	215,700	4,534,881
	Senko Group Holdings Co., Ltd.	715,500	6,671,015
#	Senshu Electric Co., Ltd.	51,200	1,584,010
	Shibaura Machine Co., Ltd.	135,500	2,812,165
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,381,804
	Shibuya Corp.	96,600	3,343,426
	Shima Seiki Manufacturing, Ltd.	172,300	2,722,767
#	Shin Nippon Air Technologies Co., Ltd.	94,880	2,069,946
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	907,670
	Shinki Bus Co., Ltd.	1,900	54,300
	Shinmaywa Industries, Ltd.	450,900	3,892,900
	Shinnihon Corp.	180,600	1,577,080
#	Shinsho Corp.	31,800	541,256
	Shinwa Co., Ltd.	62,300	1,327,673
# *	Shoko Co., Ltd.	25,700	155,940
#	SIGMAXYZ, Inc.	87,500	1,440,821
	Sinfonia Technology Co., Ltd.	142,400	1,626,298
	Sinko Industries, Ltd.	127,700	1,782,724
	Sintokogio, Ltd.	284,600	1,916,109
	SMS Co., Ltd.	2,900	84,206
	Soda Nikka Co., Ltd.	109,200	597,580
	Sodick Co., Ltd.	211,200	1,492,748
	Space Co., Ltd.	95,062	764,322
	S-Pool, Inc.	301,000	2,412,946
#	Star Micronics Co., Ltd.	240,900	3,198,311
	Subaru Enterprise Co., Ltd.	6,300	469,716
	Sugimoto & Co., Ltd.	63,900	1,195,671
	Sumiseki Holdings, Inc.	363,100	425,959
	Sumitomo Densetsu Co., Ltd.	111,200	2,614,126
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,092,998
*	Sumitomo Precision Products Co., Ltd.	18,184	382,301
#	Sumitomo Warehouse Co., Ltd. (The)	407,600	5,168,148
	Suzumo Machinery Co., Ltd.	2,200	31,732
#	SWCC Showa Holdings Co., Ltd.	98,700	1,143,618
#	Tacmina Corp.	14,700	173,110
#	Tadano, Ltd.	640,100	5,244,185
	Taihei Dengyo Kaisha, Ltd.	97,000	2,175,491
	Taiheiyo Kouhatsu, Inc.	43,500	272,347
#	Taikisha, Ltd.	169,500	4,701,473
	Taisei Oncho Co., Ltd.	14,200	251,043
	Takadakiko Co., Ltd.	7,500	180,098
	Takamatsu Construction Group Co., Ltd.	106,800	2,337,058
#	Takamatsu Machinery Co., Ltd.	41,800	255,195
	Takamiya Co., Ltd.	128,600	753,187
#	Takano Co., Ltd.	52,400	299,920
	Takaoka Toko Co., Ltd.	59,620	607,470
	Takara & Co., Ltd.	22,155	465,246
	Takara Standard Co., Ltd.	227,400	3,060,847
	Takasago Thermal Engineering Co., Ltd.	299,900	4,307,256
	Takashima & Co., Ltd.	25,200	464,064
#	Takeei Corp.	130,100	1,243,168
	Takeuchi Manufacturing Co., Ltd.	230,900	4,592,582
#	Takigami Steel Construction Co., Ltd. (The)	5,300	239,351
	Takisawa Machine Tool Co., Ltd.	41,700	421,026

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Takuma Co., Ltd.	74,700	$1,279,242
	Tanabe Consulting Co., Ltd.	1,200	16,965
#	Tanabe Engineering Corp.	39,500	303,883
	Tanseisha Co., Ltd.	243,549	1,647,012
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,674,300
	TECHNO ASSOCIE Co., Ltd.	50,100	453,778
#	Techno Ryowa, Ltd.	68,690	590,562
#	Techno Smart Corp.	49,500	396,255
	TechnoPro Holdings, Inc.	21,900	1,371,191
#	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,149,659
	Teikoku Sen-I Co., Ltd.	108,500	2,756,940
	Tekken Corp.	84,200	1,685,288
	Tenox Corp.	22,500	183,554
	Teraoka Seisakusho Co., Ltd.	76,000	293,390
	Terasaki Electric Co., Ltd.	24,400	230,483
	Toa Corp.	103,400	1,660,996
	TOA ROAD Corp.	27,300	941,812
	Toba, Inc.	9,800	247,337
	Tobishima Corp.	128,670	1,332,356
	Tocalo Co., Ltd.	389,800	4,116,653
	Toda Corp.	237,400	1,629,342
	Toenec Corp.	53,500	1,824,752
	Togami Electric Manufacturing Co., Ltd.	17,800	283,917
	TOKAI Holdings Corp.	642,700	6,347,332
	Tokai Lease Co., Ltd.	18,800	249,323
	Tokyo Energy & Systems, Inc.	154,000	1,093,310
	Tokyo Keiki, Inc.	69,022	617,810
#	Tokyo Sangyo Co., Ltd.	130,800	708,284
#	Tokyu Construction Co., Ltd.	551,700	2,412,691
	Toli Corp.	277,100	729,297
#	Tomoe Corp.	155,100	584,109
	Tomoe Engineering Co., Ltd.	51,100	1,021,939
	Tonami Holdings Co., Ltd.	37,200	2,307,726
#	Toppan Forms Co., Ltd.	326,500	3,108,160
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,022,087
	Totech Corp.	49,200	1,199,071
	Totetsu Kogyo Co., Ltd.	159,600	4,310,088
	Totoku Electric Co., Ltd.	17,700	419,629
	Toyo Construction Co., Ltd.	524,200	2,050,678
	Toyo Denki Seizo K.K.	35,450	387,241
*	Toyo Engineering Corp.	205,878	666,425
#	Toyo Logistics Co., Ltd.	85,100	285,220
	Toyo Machinery & Metal Co., Ltd.	97,300	403,657
	Toyo Tanso Co., Ltd.	75,600	1,275,680
	Toyo Wharf & Warehouse Co., Ltd.	36,000	520,397
	Trancom Co., Ltd.	49,100	3,547,486
#	Trinity Industrial Corp.	36,000	227,865
	Trusco Nakayama Corp.	171,500	4,342,076
	Tsubaki Nakashima Co., Ltd.	288,000	2,193,190
#	Tsubakimoto Chain Co.	172,140	4,049,613
#	Tsubakimoto Kogyo Co., Ltd.	28,800	1,014,233
*	Tsudakoma Corp.	17,698	152,112
#	Tsugami Corp.	268,700	3,155,590
	Tsukishima Kikai Co., Ltd.	192,200	2,339,350
	Tsurumi Manufacturing Co., Ltd.	128,400	2,227,702
	Uchida Yoko Co., Ltd.	51,600	2,565,302
#	Ueki Corp.	30,400	848,854
	Union Tool Co.	45,500	1,390,328
#	Ushio, Inc.	660,300	8,406,997

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	UT Group Co., Ltd.	169,800	$5,798,333
	Utoc Corp.	102,200	506,424
*	Waida Manufacturing Co., Ltd.	5,100	46,170
	Wakachiku Construction Co., Ltd.	79,300	910,156
	Wakita & Co., Ltd.	253,000	2,538,303
	WDB Holdings Co., Ltd.	63,200	1,851,343
	Weathernews, Inc.	34,300	1,951,329
#	Will Group, Inc.	99,600	819,038
	World Holdings Co., Ltd.	39,600	788,632
	Yahagi Construction Co., Ltd.	181,400	1,609,144
	YAMABIKO Corp.	228,128	2,791,366
	YAMADA Consulting Group Co., Ltd.	75,600	869,818
#	Yamashina Corp.	224,200	147,440
#	Yamato Corp.	110,500	742,274
#	Yamaura Corp.	9,900	85,416
	Yamazen Corp.	390,200	3,953,997
	Yasuda Logistics Corp.	102,000	915,161
	Yokogawa Bridge Holdings Corp.	204,100	3,791,974
	Yondenko Corp.	26,560	602,864
	Yuasa Trading Co., Ltd.	118,200	3,693,793
	Yuken Kogyo Co., Ltd.	20,500	296,731
#	Yumeshin Holdings Co., Ltd.	291,900	1,922,940
	Yurtec Corp.	264,600	1,623,629
	Zaoh Co., Ltd.	23,400	329,237
#	Zenitaka Corp. (The)	19,200	866,420

	Zuiko Corp.	90,400	872,949

TOTAL INDUSTRIALS			903,371,574

INFORMATION TECHNOLOGY — (13.0%)
#	A&D Co., Ltd.	124,300	773,278
	Access Co., Ltd.	87,800	744,216
#	Ad-sol Nissin Corp.	43,000	1,101,650
#	AGS Corp.	11,600	103,980
#	Ai Holdings Corp.	248,100	4,578,873
	Aichi Tokei Denki Co., Ltd.	17,900	775,186
	Aiphone Co., Ltd.	63,500	917,446
#	Alpha Systems, Inc.	45,620	1,578,740
	Amano Corp.	119,800	2,785,505
	AOI Electronics Co., Ltd.	27,700	544,423
#	Argo Graphics, Inc.	105,800	3,634,616
#	Arisawa Manufacturing Co., Ltd.	207,800	1,911,079
	Artiza Networks, Inc.	3,800	61,186
#	ArtSpark Holdings, Inc.	33,700	655,893
	Asahi Intelligence Service Co., Ltd.	1,300	15,784
	Avant Corp.	100,300	997,686
	Axell Corp.	40,300	343,728
	Azia Co., Ltd.	14,300	325,104
*	BrainPad, Inc.	7,200	292,980
	Broadleaf Co., Ltd.	606,400	3,152,376
#	Business Brain Showa-Ota, Inc.	29,000	419,243
	CAC Holdings Corp.	75,200	1,004,990
	Canon Electronics, Inc.	126,200	1,768,647
	CDS Co., Ltd.	15,300	202,274
#	Chino Corp.	46,300	618,251
#	Citizen Watch Co., Ltd.	1,889,600	5,300,854
	CMK Corp.	310,300	1,428,985
	Computer Engineering & Consulting, Ltd.	164,800	2,556,879
	Computer Institute of Japan, Ltd.	94,700	839,776
#	Comture Corp.	138,200	3,468,322

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	CONEXIO Corp.	95,500	$1,071,909
	Core Corp.	45,800	617,019
	Cresco, Ltd.	83,000	1,086,712
#	Cube System, Inc.	60,600	812,448
	Cyber Com Co., Ltd.	10,600	188,188
#	Cybernet Systems Co., Ltd.	57,700	487,171
	Cybozu, Inc.	115,500	3,648,937
	Dai-ichi Seiko Co., Ltd.	38,100	790,002
#	Daiko Denshi Tsushin, Ltd.	37,200	229,833
	Daishinku Corp.	42,399	768,537
	Daitron Co., Ltd.	58,200	850,705
	Daiwabo Holdings Co., Ltd.	117,500	7,600,371
	Densan System Co., Ltd.	39,200	1,378,526
	Dexerials Corp.	357,200	3,762,689
#	Digital Arts, Inc.	71,800	5,888,010
	Digital Garage, Inc.	120,700	4,119,883
#	Digital Hearts Holdings Co., Ltd.	87,100	909,065
	Digital Information Technologies Corp.	40,000	509,304
	DKK Co., Ltd.	61,700	1,535,388
#	DKK-Toa Corp.	28,300	244,282
	Double Standard, Inc.	14,000	679,288
	DTS Corp.	262,800	5,592,730
	Ebase Co., Ltd.	59,600	779,163
*	E-Guardian, Inc.	51,100	1,617,658
	Eizo Corp.	107,400	4,178,739
	Elecom Co., Ltd.	83,500	4,104,456
	Elematec Corp.	116,842	1,103,108
	Enomoto Co., Ltd.	30,200	312,744
#	Enplas Corp.	58,500	1,252,247
	ESPEC Corp.	119,800	2,137,146
	Fenwal Controls of Japan, Ltd.	20,500	280,457
	Ferrotec Holdings Corp.	239,200	2,061,339
# *	FFRI Security, Inc.	22,500	593,777
	Fixstars Corp.	97,100	1,050,166
	Focus Systems Corp.	28,400	275,610
#	Forval Corp.	51,100	501,851
#	FTGroup Co., Ltd.	51,000	641,827
#	Fuji Soft, Inc.	100,200	5,166,887
	Fujitsu Frontech, Ltd.	74,800	1,092,919
	Fukui Computer Holdings, Inc.	53,500	1,561,242
	Furuno Electric Co., Ltd.	157,500	1,498,349
	Furuya Metal Co., Ltd.	7,600	447,208
	Future Corp.	143,400	2,979,544
	Future Innovation Group, Inc.	11,900	31,536
	GL Sciences, Inc.	45,000	1,357,023
#	Glosel Co., Ltd.	113,200	456,394
#	GMO Cloud K.K.	19,300	1,850,457
	GMO Pepabo, Inc.	7,300	320,028
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,074,463
	Hakuto Co., Ltd.	87,300	931,837
	Hibino Corp.	26,900	331,210
	Hioki EE Corp.	67,100	2,645,353
	Hochiki Corp.	88,900	1,087,979
	Hokuriku Electric Industry Co., Ltd.	48,200	471,153
#	Honda Tsushin Kogyo Co., Ltd.	107,100	548,909
	Hosiden Corp.	343,500	3,105,880
	Icom, Inc.	61,500	1,605,837
#	ID Holdings Corp.	52,100	740,040
	Ikegami Tsushinki Co., Ltd.	32,799	270,320

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ines Corp.	126,600	$1,963,472
#	I-Net Corp.	74,290	1,182,415
	Infocom Corp.	129,400	4,980,368
	Infomart Corp.	569,500	5,052,557
	Information Services International-Dentsu, Ltd.	74,000	4,660,263
	Innotech Corp.	101,900	1,024,421
	Intelligent Wave, Inc.	36,600	290,019
#	Inter Action Corp.	27,600	511,073
	I-O Data Device, Inc.	50,700	520,328
	Iriso Electronics Co., Ltd.	132,500	5,387,341
	ISB Corp.	10,800	281,803
	Itfor, Inc.	164,700	1,422,111
*	Iwatsu Electric Co., Ltd.	54,900	442,393
	Japan Aviation Electronics Industry, Ltd.	301,700	4,177,360
	Japan Cash Machine Co., Ltd.	141,800	799,978
# *	Japan Display, Inc.	2,452,500	1,268,454
#	Japan Electronic Materials Corp.	51,800	948,796
	Japan Material Co., Ltd.	417,100	5,848,128
	Jastec Co., Ltd.	68,200	912,367
#	JBCC Holdings, Inc.	88,800	1,439,056
	JFE Systems, Inc.	3,100	116,327
# *	JIG-SAW, Inc.	17,300	834,222
	Kaga Electronics Co., Ltd.	108,800	2,321,721
	Kanematsu Electronics, Ltd.	79,200	3,216,934
	KEL Corp.	27,900	229,344
	Koa Corp.	172,100	1,861,036
#	Konica Minolta, Inc.	1,287,400	3,651,461
	KSK Co., Ltd.	3,000	56,159
#	Kyoden Co., Ltd.	116,100	335,672
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,243,255
	Kyowa Electronic Instruments Co., Ltd.	129,800	544,000
#	LAC Co., Ltd.	100,100	1,221,481
	Lecip Holdings Corp.	10,900	63,145
	Macnica Fuji Electronics Holdings, Inc.	328,350	6,019,770
#	Marubun Corp.	112,200	567,456
	Maruwa Co., Ltd.	56,500	5,240,676
*	Maxell Holdings, Ltd.	306,100	3,165,563
	MCJ Co., Ltd.	420,800	3,849,749
	Megachips Corp.	105,500	2,886,100
#	Meiko Electronics Co., Ltd.	135,300	2,267,574
	Melco Holdings, Inc.	18,600	423,062
# *	Metaps, Inc.	12,800	134,285
*	Mimaki Engineering Co., Ltd.	113,200	570,657
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,476,363
	Miraial Co., Ltd.	39,500	435,916
#	Miroku Jyoho Service Co., Ltd.	112,800	2,357,928
	Mitachi Co., Ltd.	7,900	47,245
	Mitsubishi Research Institute, Inc.	53,500	2,254,688
	Mitsui High-Tec, Inc.	130,600	2,609,106
	m-up Holdings, Inc.	4,800	140,334
	Mutoh Holdings Co., Ltd.	9,300	135,188
#	Nagano Keiki Co., Ltd.	85,300	693,752
	Nakayo, Inc.	73,100	1,054,462
#	NF Corp.	25,900	524,370
	Nichicon Corp.	317,300	2,434,527
*	Nihon Dempa Kogyo Co., Ltd.	121,600	427,106
	Nihon Denkei Co., Ltd.	31,800	363,663
*	Nippon Chemi-Con Corp.	83,600	1,127,170
#	Nippon Computer Dynamics Co., Ltd.	36,200	190,695

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nippon Electric Glass Co., Ltd.	431,236	$8,058,845
#	Nippon Information Development Co., Ltd.	12,600	165,659
#	Nippon Kodoshi Corp.	51,600	601,318
	Nippon Signal Co., Ltd.	317,300	3,138,671
#	Nippon Systemware Co., Ltd.	46,200	897,374
	Nissha Co., Ltd.	232,800	2,905,853
#	Nohmi Bosai, Ltd.	146,200	3,353,208
	NSD Co., Ltd.	513,760	10,091,024
	Ohara, Inc.	35,900	450,488
# *	Okaya Electric Industries Co., Ltd.	77,800	282,272
	Oki Electric Industry Co., Ltd.	548,300	5,918,532
#	ONO Sokki Co., Ltd.	32,200	169,572
	Optex Group Co., Ltd.	191,620	3,090,435
*	Optim Corp.	9,800	299,148
	Optorun Co., Ltd.	34,600	704,818
#	Oro Co., Ltd.	18,400	611,821
	Osaki Electric Co., Ltd.	281,800	1,640,706
	Oval Corp.	35,600	80,685
	Paltek Corp.	38,500	187,452
	PCA Corp.	2,300	104,365
#	PCI Holdings, Inc.	30,800	359,237
	Poletowin Pitcrew Holdings, Inc.	189,900	1,714,408
#	Pro-Ship, Inc.	41,700	634,061
	Rakus Co., Ltd.	68,000	1,219,951
	Restar Holdings Corp.	130,000	2,687,050
	Riken Keiki Co., Ltd.	94,800	2,619,855
	Riso Kagaku Corp.	131,200	1,816,157
	Roland DG Corp.	84,400	1,100,072
	Rorze Corp.	54,400	2,586,028
	RS Technologies Co., Ltd.	20,100	644,759
	Ryoden Corp.	96,700	1,413,091
	Ryosan Co., Ltd.	147,600	2,959,198
#	Ryoyo Electro Corp.	104,700	2,908,387
	Saison Information Systems Co., Ltd.	24,800	497,480
#	Sakura Internet, Inc.	122,900	925,622
	Sanken Electric Co., Ltd.	152,400	3,579,889
	Sanshin Electronics Co., Ltd.	121,500	2,354,832
#	Satori Electric Co., Ltd.	79,180	645,389
# *	Saxa Holdings, Inc.	31,700	365,347
#	SB Technology Corp.	61,300	2,154,912
#	Scala, Inc.	83,700	849,697
#	Seikoh Giken Co., Ltd.	22,300	400,584
*	SEMITEC Corp.	5,500	198,822
	Shibaura Electronics Co., Ltd.	52,600	1,081,512
	Shibaura Mechatronics Corp.	24,100	716,364
	Shindengen Electric Manufacturing Co., Ltd.	45,600	871,778
	Shinko Electric Industries Co., Ltd.	179,100	3,138,370
	Shinko Shoji Co., Ltd.	269,000	2,344,320
#	Shizuki Electric Co., Inc.	121,600	563,573
	Showa Shinku Co., Ltd.	24,400	316,203
	Sigma Koki Co., Ltd.	27,000	324,361
	Siix Corp.	203,600	2,397,727
*	SK-Electronics Co., Ltd.	47,300	487,924
	SMK Corp.	32,699	885,989
	Softbrain Co., Ltd.	94,400	782,871
#	Softcreate Holdings Corp.	50,000	1,585,870
#	Soliton Systems K.K.	36,600	748,143
#	Soshin Electric Co., Ltd.	58,400	256,615
	SRA Holdings	72,100	1,656,414

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Sumida Corp.	176,449	$1,244,492
	Sun-Wa Technos Corp.	79,800	673,861
	Suzuden Corp.	1,200	14,099
	Suzuki Co., Ltd.	67,100	438,117
#	System Information Co., Ltd.	54,800	725,682
	System Research Co., Ltd.	27,200	495,039
	Systems Engineering Consultants Co., Ltd.	900	26,977
#	Systemsoft Corp.	156,000	153,402
	Systena Corp.	402,100	7,013,942
	Tachibana Eletech Co., Ltd.	110,760	1,989,921
	Takachiho Koheki Co., Ltd.	38,500	377,567
#	TAKEBISHI Corp.	52,200	792,721
#	Tamagawa Holdings Co., Ltd.	3,600	75,436
	Tamura Corp.	467,400	2,384,467
#	TDC Soft, Inc.	95,200	970,540
	TechMatrix Corp.	233,600	5,088,325
#	Techno Horizon Holdings Co., Ltd.	56,700	476,494
#	Teikoku Tsushin Kogyo Co., Ltd.	51,500	588,932
	Terilogy Co., Ltd.	15,600	84,608
	TKC Corp.	90,600	5,884,630
	Toho System Science Co., Ltd.	2,700	25,051
	Tokyo Electron Device, Ltd.	43,800	1,310,539
	Tokyo Seimitsu Co., Ltd.	257,200	8,192,463
#	Tomen Devices Corp.	15,300	592,917
	Topcon Corp.	691,700	6,354,267
	Torex Semiconductor, Ltd.	45,500	554,746
	Toshiba TEC Corp.	49,300	2,066,940
	Toukei Computer Co., Ltd.	5,010	232,599
	Towa Corp.	134,700	1,489,855
#	Toyo Corp.	149,600	1,422,081
	Transcosmos, Inc.	10,000	273,029
	Tri Chemical Laboratories, Inc.	31,400	3,664,923
#	Tsuzuki Denki Co., Ltd.	42,800	677,442
	Ubicom Holdings, Inc.	12,500	315,474
	Ulvac, Inc.	264,700	9,645,727
*	Uniden Holdings Corp.	41,500	690,744
#	UNITED, Inc.	24,200	338,391
#	V Technology Co., Ltd.	57,500	2,429,339
	VINX Corp.	11,500	139,898
	Wacom Co., Ltd.	927,100	6,122,354
	Wellnet Corp.	3,800	21,647
#	YAC Holdings Co., Ltd.	62,600	385,208
	Yamaichi Electronics Co., Ltd.	144,700	1,781,433
#	Yashima Denki Co., Ltd.	119,500	1,099,823

	Yokowo Co., Ltd.	95,500	2,509,206

TOTAL INFORMATION TECHNOLOGY			414,723,124

MATERIALS — (10.1%)
	Achilles Corp.	92,400	1,547,127
	ADEKA Corp.	607,100	8,742,907
	Agro-Kanesho Co., Ltd.	1,300	22,297
	Aichi Steel Corp.	66,400	1,646,005
	Arakawa Chemical Industries, Ltd.	110,100	1,326,329
#	Araya Industrial Co., Ltd.	19,600	216,208
	Asahi Holdings, Inc.	227,850	7,396,808
	Asahi Printing Co., Ltd.	25,700	219,917
	Asahi Yukizai Corp.	86,600	1,119,677
	Asahipen Corp.	2,100	38,570
	Asia Pile Holdings Corp.	210,800	983,524

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	C Uyemura & Co., Ltd.	35,900	$2,323,937
	Carlit Holdings Co., Ltd.	122,800	651,826
	Chuetsu Pulp & Paper Co., Ltd.	49,900	723,380
# *	Chugai Mining Co., Ltd.	608,000	168,240
	Chugoku Marine Paints, Ltd.	368,600	3,492,637
	CI Takiron Corp.	291,200	1,934,774
#	CK-San-Etsu Co., Ltd.	21,200	680,483
	Dai Nippon Toryo Co., Ltd.	131,600	1,246,296
#	Daido Steel Co., Ltd.	155,000	4,829,732
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	881,964
	Daiken Corp.	78,100	1,367,262
#	Daiki Aluminium Industry Co., Ltd.	180,300	962,071
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,809,009
#	Daio Paper Corp.	69,400	990,140
#	DKS Co., Ltd.	47,800	1,948,197
	Dowa Holdings Co., Ltd.	116,905	3,431,400
	Dynapac Co., Ltd.	8,500	106,047
	Fuji Seal International, Inc.	191,300	3,678,706
	Fujikura Kasei Co., Ltd.	167,500	826,313
	Fujimori Kogyo Co., Ltd.	107,900	4,457,355
#	Fuso Chemical Co., Ltd.	122,500	4,339,574
	Geostr Corp.	57,100	185,951
#	Godo Steel, Ltd.	60,000	1,153,220
	Gun-Ei Chemical Industry Co., Ltd.	29,900	793,216
	Hakudo Co., Ltd.	43,900	562,595
#	Harima Chemicals Group, Inc.	96,100	1,011,087
#	Hodogaya Chemical Co., Ltd.	39,100	1,796,977
	Hokkan Holdings, Ltd.	56,100	769,076
	Hokko Chemical Industry Co., Ltd.	120,700	817,171
	Hokuetsu Corp.	800,199	2,748,581
	Honshu Chemical Industry Co., Ltd.	28,200	331,768
	Ise Chemicals Corp.	13,000	349,521
#	Ishihara Chemical Co., Ltd.	35,500	801,927
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,527,989
	Ishizuka Glass Co., Ltd.	12,900	247,247
	JCU Corp.	139,300	4,605,537
	JSP Corp.	81,100	1,243,094
	Kaneka Corp.	173,700	4,866,184
	Kanto Denka Kogyo Co., Ltd.	279,100	1,930,798
#	Katakura & Co-op Agri Corp.	21,500	265,687
	KeePer Technical Laboratory Co., Ltd.	99,000	1,254,652
	KH Neochem Co., Ltd.	216,800	5,092,358
#	Kimoto Co., Ltd.	222,300	357,547
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,614,927
*	Kobe Steel, Ltd.	1,878,500	7,173,731
#	Kohsoku Corp.	70,200	1,143,176
	Konishi Co., Ltd.	217,300	3,183,660
	Konoshima Chemical Co., Ltd.	31,600	274,320
	Krosaki Harima Corp.	30,400	862,813
	Kumiai Chemical Industry Co., Ltd.	205,287	2,081,659
#	Kunimine Industries Co., Ltd.	40,400	413,241
	Kureha Corp.	104,150	4,519,293
	Kurimoto, Ltd.	59,300	1,075,267
	Kuriyama Holdings Corp.	78,000	385,530
#	Kyoei Steel, Ltd.	135,500	1,741,664
	Kyowa Leather Cloth Co., Ltd.	81,300	501,772
	Lintec Corp.	265,600	6,184,615
	MEC Co., Ltd.	100,400	1,875,817
	Mitani Sekisan Co., Ltd.	67,400	3,885,002

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Mitsubishi Paper Mills, Ltd.	282,100	$932,867
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	292,775
	Mitsui Mining & Smelting Co., Ltd.	379,600	9,230,171
	Molitec Steel Co., Ltd.	83,100	248,855
#	MORESCO Corp.	39,800	379,579
	Mory Industries, Inc.	34,700	838,641
	Nakayama Steel Works, Ltd.	169,700	576,649
	Neturen Co., Ltd.	222,100	1,125,054
	New Japan Chemical Co., Ltd.	117,500	189,513
#	Nicca Chemical Co., Ltd.	45,700	428,573
#	Nichia Steel Works, Ltd.	138,600	410,720
#	Nihon Kagaku Sangyo Co., Ltd.	83,100	808,040
#	Nihon Nohyaku Co., Ltd.	243,500	1,188,633
#	Nihon Parkerizing Co., Ltd.	517,500	5,069,695
	Nihon Yamamura Glass Co., Ltd.	67,600	583,292
	Nippon Carbide Industries Co., Inc.	46,200	563,396
	Nippon Chemical Industrial Co., Ltd.	42,600	938,646
#	Nippon Concrete Industries Co., Ltd.	293,100	950,793
*	Nippon Denko Co., Ltd.	767,314	1,552,298
#	Nippon Fine Chemical Co., Ltd.	79,200	1,275,183
#	Nippon Kayaku Co., Ltd.	208,300	1,835,848
*	Nippon Koshuha Steel Co., Ltd.	18,299	65,070
	Nippon Light Metal Holdings Co., Ltd.	360,090	5,711,108
#	Nippon Paper Industries Co., Ltd.	450,400	5,594,071
	Nippon Pillar Packing Co., Ltd.	134,200	2,041,463
	Nippon Soda Co., Ltd.	157,900	4,519,799
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,331,108
	Nitta Gelatin, Inc.	85,500	591,293
	Nittetsu Mining Co., Ltd.	35,200	1,554,890
#	Nozawa Corp.	47,500	297,162
	Oat Agrio Co., Ltd.	18,000	228,577
	Okamoto Industries, Inc.	69,900	2,731,920
	Okura Industrial Co., Ltd.	55,200	832,910
	Osaka Organic Chemical Industry, Ltd.	95,200	2,532,912
	Osaka Soda Co., Ltd.	94,699	2,304,794
	Osaka Steel Co., Ltd.	89,300	895,795
	OSAKA Titanium Technologies Co., Ltd.	127,500	1,087,256
#	Pacific Metals Co., Ltd.	105,399	1,578,095
	Pack Corp. (The)	84,400	2,490,348
	Rasa Industries, Ltd.	45,700	907,202
	Riken Technos Corp.	227,500	915,478
	Sakai Chemical Industry Co., Ltd.	104,500	2,042,809
	Sakata INX Corp.	286,300	2,872,841
	Sanyo Chemical Industries, Ltd.	94,900	4,437,341
*	Sanyo Special Steel Co., Ltd.	130,460	1,246,673
	Seiko PMC Corp.	67,900	453,939
	Sekisui Kasei Co., Ltd.	150,000	869,264
	Shikoku Chemicals Corp.	232,000	2,580,570
#	Shinagawa Refractories Co., Ltd.	37,800	877,402
	Shin-Etsu Polymer Co., Ltd.	291,000	2,482,540
	SK Kaken Co., Ltd.	1,100	406,918
	Soken Chemical & Engineering Co., Ltd.	49,300	704,748
	Stella Chemifa Corp.	67,200	1,907,553
	Sumitomo Bakelite Co., Ltd.	163,900	4,515,453
#	Sumitomo Osaka Cement Co., Ltd.	234,099	7,569,950
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,822,854
	T Hasegawa Co., Ltd.	204,200	4,106,236
#	T&K Toka Co., Ltd.	136,300	1,146,730
	Taisei Lamick Co., Ltd.	42,300	1,130,713

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Taiyo Holdings Co., Ltd.	117,500	$6,152,828
	Takasago International Corp.	88,600	1,838,455
	Takemoto Yohki Co., Ltd.	35,000	356,848
	Taoka Chemical Co., Ltd.	4,700	584,213
#	Tayca Corp.	103,900	1,428,079
	Tenma Corp.	117,900	1,988,233
#	Titan Kogyo, Ltd.	5,100	85,933
	Toagosei Co., Ltd.	758,400	8,127,861
*	Toda Kogyo Corp.	21,500	493,804
	Toho Acetylene Co., Ltd.	12,700	152,158
	Toho Chemical Industry Co., Ltd.	47,000	202,532
#	Toho Titanium Co., Ltd.	220,900	1,424,246
# *	Toho Zinc Co., Ltd.	89,899	1,728,623
	Tohoku Steel Co., Ltd.	16,300	221,414
#	Tokushu Tokai Paper Co., Ltd.	64,858	3,082,834
	Tokuyama Corp.	385,498	9,291,671
#	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	195,472
*	Tokyo Rope Manufacturing Co., Ltd.	97,600	484,945
#	Tokyo Steel Manufacturing Co., Ltd.	609,400	4,152,485
	Tokyo Tekko Co., Ltd.	63,100	1,062,679
*	Tomoegawa Co., Ltd.	29,600	279,095
	Tomoku Co., Ltd.	70,600	1,126,369
*	Topy Industries, Ltd.	93,700	1,021,259
#	Toyo Gosei Co., Ltd.	31,100	2,191,013
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,640,510
	Toyobo Co., Ltd.	531,900	7,327,304
#	TYK Corp.	148,500	482,440
#	UACJ Corp.	211,841	3,496,073
#	Ube Industries, Ltd.	229,000	3,867,179
	Valqua, Ltd.	105,599	1,907,355
	Vertex Corp.	45,998	772,535
#	Wavelock Holdings Co., Ltd.	30,900	222,432
	Wood One Co., Ltd.	45,600	558,522
	Yamato Kogyo Co., Ltd.	217,100	5,316,767
#	Yodogawa Steel Works, Ltd.	144,500	2,588,211
	Yotai Refractories Co., Ltd.	118,000	890,935

	Yushiro Chemical Industry Co., Ltd.	67,000	844,863

TOTAL MATERIALS			323,130,563

REAL ESTATE — (1.9%)
	AD Works Group Co., Ltd.	194,879	292,491
	Airport Facilities Co., Ltd.	138,870	614,485
	Anabuki Kosan, Inc.	12,900	195,454
	Aoyama Zaisan Networks Co., Ltd.	43,700	702,224
	Apaman Co., Ltd.	71,700	397,078
	Arealink Co., Ltd.	29,600	264,777
	B-Lot Co., Ltd.	40,000	277,396
	Cosmos Initia Co., Ltd.	94,400	372,914
#	Daibiru Corp.	314,900	3,668,715
#	Dear Life Co., Ltd.	132,800	528,026
#	Goldcrest Co., Ltd.	103,270	1,354,190
	Good Com Asset Co., Ltd.	10,300	258,403
	Grandy House Corp.	95,600	341,334
	Heiwa Real Estate Co., Ltd.	229,900	6,352,011
	Ichigo, Inc.	1,187,800	3,466,216
*	Japan Asset Marketing Co., Ltd.	1,296,000	1,366,240
#	Japan Corporate Housing Service, Inc.	11,700	114,613
#	Japan Property Management Center Co., Ltd.	83,400	1,137,174
	JSB Co., Ltd.	7,400	208,119

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	Katitas Co., Ltd.	67,300	$1,912,449
#	Keihanshin Building Co., Ltd.	224,000	3,635,003
	Kenedix, Inc.	1,442,000	7,592,947
*	Leopalace21 Corp.	154,900	281,563
*	Miyakoshi Holdings, Inc.	800	5,538
	Mugen Estate Co., Ltd.	64,200	295,831
#	Nippon Commercial Development Co., Ltd.	82,300	1,317,752
	Nisshin Group Holdings Co., Ltd.	210,700	837,415
	Prospect Co., Ltd.	2,912,000	1,004,723
#	Raysum Co., Ltd.	97,800	875,977
	SAMTY Co., Ltd.	145,350	2,191,945
	Sankyo Frontier Co., Ltd.	23,100	848,020
#	Sansei Landic Co., Ltd.	29,100	211,783
	Shinoken Group Co., Ltd.	112,600	1,055,925
	Star Mica Holdings Co., Ltd.	84,400	1,072,006
	Starts Corp., Inc.	228,600	5,019,864
	Sun Frontier Fudousan Co., Ltd.	204,700	1,716,386
#	Takara Leben Co., Ltd.	547,800	1,623,256
#	TOC Co., Ltd.	327,850	2,035,597
	Tokyo Rakutenchi Co., Ltd.	19,000	842,213
#	Tokyo Theatres Co., Inc.	47,099	573,653
	Tosei Corp.	202,900	1,888,805
	Urbanet Corp. Co., Ltd.	81,400	211,179

	Yoshicon Co., Ltd.	3,100	29,419

TOTAL REAL ESTATE			58,991,109

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	543,319
#	eRex Co., Ltd.	142,500	1,479,347
#	Hiroshima Gas Co., Ltd.	322,200	1,160,270
	Hokkaido Electric Power Co., Inc.	1,093,200	4,668,670
	Hokkaido Gas Co., Ltd.	98,500	1,448,307
	Hokuriku Electric Power Co.	911,200	6,822,902
#	Hokuriku Gas Co., Ltd.	10,100	299,767
	K&O Energy Group, Inc.	100,400	1,429,172
	Nippon Gas Co., Ltd.	210,300	10,628,693
	Okinawa Electric Power Co., Inc. (The)	310,416	4,863,091
*	RENOVA, Inc.	147,600	1,578,257
#	Saibu Gas Co., Ltd.	227,500	5,718,984
#	Shikoku Electric Power Co., Inc.	370,000	2,821,416
	Shizuoka Gas Co., Ltd.	341,400	3,033,452
#	Toell Co., Ltd.	57,500	466,806

	West Holdings Corp.	102,310	2,799,126

TOTAL UTILITIES			49,761,579

TOTAL COMMON STOCKS Cost ($2,651,321,911)			3,062,082,263

			Value†
SECURITIES LENDING COLLATERAL — (4.3%)
@ §	The DFA Short Term Investment Fund	12,010,894	138,990,062

TOTAL INVESTMENTS — (100.0%) (Cost $2,790,286,121)^^			$3,201,072,325

ST Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$91,290,565	—	$91,290,565
Consumer Discretionary	—	525,307,776	—	525,307,776
Consumer Staples	—	251,032,292	—	251,032,292
Energy	—	36,223,652	—	36,223,652
Financials	—	266,944,060	—	266,944,060
Health Care	—	141,305,969	—	141,305,969
Industrials	—	903,371,574	—	903,371,574
Information Technology	—	414,723,124	—	414,723,124
Materials	—	323,130,563	—	323,130,563
Real Estate	—	58,991,109	—	58,991,109
Utilities	—	49,761,579	—	49,761,579
Securities Lending Collateral	—	138,990,062	—	138,990,062

TOTAL	—	$3,201,072,325	—	$3,201,072,325

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (57.0%)
*	3P Learning, Ltd.	93,233	$89,473
	A2B Australia, Ltd.	267,268	210,416
#	Accent Group, Ltd.	2,095,327	2,497,541
	Adairs, Ltd.	643,521	1,518,948
	Adbri, Ltd.	2,564,728	5,266,998
# *	Advance NanoTek, Ltd.	4,230	9,810
*	Ainsworth Game Technology, Ltd.	424,317	100,921
# *	Alkane Resources, Ltd.	2,214,509	2,285,555
	Alliance Aviation Services, Ltd.	149,763	379,346
	ALS, Ltd.	1,761,709	11,761,352
	Altium, Ltd.	159,774	4,154,329
# *	Altura Mining, Ltd.	1,171,741	58,748
	Alumina, Ltd.	3,917,222	3,903,182
#	AMA Group, Ltd.	2,283,100	1,063,010
# *	Amaysim Australia, Ltd.	1,875,508	830,246
	Ansell, Ltd.	537,991	14,311,946
	APN Property Group, Ltd.	59,773	23,286
#	Appen, Ltd.	41,643	1,029,582
*	Arafura Resources, Ltd.	1,409,526	77,255
	ARB Corp., Ltd.	527,030	10,529,605
# *	Ardent Leisure Group, Ltd.	3,175,353	1,298,731
	Asaleo Care, Ltd.	1,167,762	844,058
	AUB Group, Ltd.	478,705	5,708,654
#	Aurelia Metals, Ltd.	3,920,282	1,431,782
	Austal, Ltd.	2,278,005	5,380,244
*	Australian Agricultural Co., Ltd.	3,439,805	2,663,962
#	Australian Ethical Investment, Ltd.	22,322	72,096
#	Australian Finance Group, Ltd.	1,604,223	2,479,434
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,109,102
# *	Australian Strategic Materials, Ltd.	442,903	669,354
	Australian Vintage, Ltd.	4,317,004	1,534,450
#	Auswide Bank, Ltd.	109,363	380,008
#	AVJennings, Ltd.	7,058,528	2,713,641
*	AVZ Minerals, Ltd.	1,847,793	83,329
*	Axsesstoday, Ltd.	1,687	18
	Baby Bunting Group, Ltd.	364,553	1,187,869
#	Bank of Queensland, Ltd.	2,458,045	10,150,201
	Bapcor, Ltd.	2,252,217	11,075,318
	Base Resources, Ltd.	393,323	70,388
	Beach Energy, Ltd.	3,400,165	3,261,325
	Bega Cheese, Ltd.	1,535,076	5,609,974
	Bell Financial Group, Ltd.	122,493	113,033
#	Bendigo & Adelaide Bank, Ltd.	1,357,807	5,913,777
*	Berkeley Energia, Ltd.	27,600	13,354
#	Bingo Industries, Ltd.	841,528	1,469,213
# *	Blackmores, Ltd.	97,147	4,407,737
	Boral, Ltd.	66,071	218,334
	Bravura Solutions, Ltd.	1,648,593	4,066,256
	Breville Group, Ltd.	821,653	14,911,671
	Brickworks, Ltd.	501,379	7,010,831
	BWX, Ltd.	587,374	1,861,219
# *	Byron Energy, Ltd.	89,192	10,637
*	Cann Group, Ltd.	71,385	21,597
#	Capitol Health, Ltd.	3,495,372	621,476
# *	Cardno, Ltd.	1,127,842	233,625

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Carnarvon Petroleum, Ltd.	3,381,086	$516,518
	Carsales.com, Ltd.	1,241,587	18,599,592
# *	Cash Converters International, Ltd.	2,813,968	324,631
# *	Catapult Group International, Ltd.	401,552	609,973
*	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	417,849	1,730,612
*	Central Petroleum, Ltd.	56,716	5,109
*	Centrebet Litigation	81,336	0
*	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	677,497	1,885,327
*	Champion Iron, Ltd.	307,500	648,335
	Citadel Group, Ltd. (The)	129,670	524,441
*	City Chic Collective, Ltd.	187,917	396,066
	Class, Ltd.	386,717	558,260
*	Clean Seas Seafood, Ltd.	87,730	39,935
# *	Clean TeQ Holdings, Ltd.	86,928	17,992
	Cleanaway Waste Management, Ltd.	4,048,810	6,113,619
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,818,474
#	Clover Corp., Ltd.	365,203	539,372
	Codan, Ltd.	670,501	5,346,952
#	Collection House, Ltd.	2,084,920	607,633
	Collins Foods, Ltd.	745,683	5,544,338
# *	Cooper Energy, Ltd.	11,837,413	2,989,815
# *	Corporate Travel Management, Ltd.	520,840	6,550,312
	Costa Group Holdings, Ltd.	2,640,354	6,399,242
#	Credit Corp. Group, Ltd.	495,925	6,127,421
	CSR, Ltd.	3,273,096	10,089,074
*	Cudeco, Ltd.	387,893	0
# *	Dacian Gold, Ltd.	687,075	168,529
	Data#3, Ltd.	962,073	4,573,238
*	Decmil Group, Ltd.	4,787,692	195,666
	Dicker Data, Ltd.	231,853	1,281,286
#	Domain Holdings Australia, Ltd.	1,576,647	4,216,570
	Downer EDI, Ltd.	2,594,034	8,244,942
	DWS, Ltd.	514,109	434,620
#	Eagers Automotive, Ltd.	775,292	5,121,575
# *	Eclipx Group, Ltd.	2,008,091	2,253,496
	Elanor Investor Group	58,263	47,927
	Elders, Ltd.	1,232,076	9,619,454
# *	Electro Optic Systems Holdings, Ltd.	550,311	2,181,676
# *	Emeco Holdings, Ltd.	1,441,745	877,356
*	EML Payments, Ltd.	1,313,870	2,734,369
	Enero Group, Ltd.	10,609	11,904
	EQT Holdings, Ltd.	95,702	1,863,637
	Estia Health, Ltd.	1,663,088	1,745,808
	Euroz, Ltd.	114,410	93,227
	EVENT Hospitality and Entertainment, Ltd.	546,035	3,789,905
*	FAR, Ltd.	12,771,552	100,624
	Finbar Group, Ltd.	203,868	91,637
	Fleetwood Corp., Ltd.	347,465	434,344
#	FlexiGroup, Ltd.	2,883,183	2,247,056
# *	Flight Centre Travel Group, Ltd.	52,732	529,844
#	Freedom Foods Group, Ltd.	362,595	781,723
	G8 Education, Ltd.	5,105,803	3,564,160
# *	Galaxy Resources, Ltd.	2,565,745	2,119,563
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	1,656,552
*	GetSwift, Ltd.	6,446	1,650
*	Gold Road Resources, Ltd.	3,183,092	3,353,703
	GR Engineering Services, Ltd.	55,230	40,590

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	GrainCorp, Ltd., Class A	1,547,172	$4,189,952
	Grange Resources, Ltd.	449,866	79,344
*	Greenland Minerals, Ltd.	1,692,337	318,475
	GTN, Ltd.	15,394	3,809
	GUD Holdings, Ltd.	798,050	6,542,480
#	GWA Group, Ltd.	1,782,472	3,566,415
	Hansen Technologies, Ltd.	1,293,047	3,611,713
	Healius, Ltd.	4,144,191	10,724,298
#	Helloworld Travel, Ltd.	51,370	67,221
*	Highfield Resources, Ltd.	160,730	65,522
*	Horizon Oil, Ltd.	714,889	29,973
#	HT&E, Ltd.	1,686,962	1,754,016
#	HUB24, Ltd.	270,391	3,643,574
*	IDM International, Ltd.	958	0
	IDP Education, Ltd.	79,107	1,089,016
	IGO, Ltd.	3,070,006	9,252,188
	Iluka Resources, Ltd.	1,655,501	10,839,274
*	Image Resources NL	332,933	41,113
	Imdex, Ltd.	2,381,029	2,302,577
*	Immutep, Ltd.	140,912	25,565
*	ImpediMed, Ltd.	417,437	20,458
	Incitec Pivot, Ltd.	4,088,771	5,990,908
	Infomedia, Ltd.	2,776,535	3,247,400
#	Inghams Group, Ltd.	2,191,759	4,706,464
*	Intega Group, Ltd.	1,127,842	216,105
	Integral Diagnostics, Ltd.	304,532	919,541
#	Integrated Research, Ltd.	611,969	1,559,780
#	InvoCare, Ltd.	1,035,492	7,275,312
*	ioneer, Ltd.	330,187	28,914
	IOOF Holdings, Ltd.	3,815,495	8,472,521
	IPH, Ltd.	1,243,670	6,443,602
	IRESS, Ltd.	1,225,060	8,512,446
#	IVE Group, Ltd.	513,788	281,810
	Japara Healthcare, Ltd.	1,732,707	487,598
#	JB Hi-Fi, Ltd.	241,555	8,212,861
	Johns Lyng Group, Ltd.	276,119	552,960
#	Jumbo Interactive, Ltd.	208,843	1,887,515
	Jupiter Mines, Ltd.	4,784,049	960,030
# *	Karoon Energy, Ltd.	3,390,788	1,900,403
*	Kingsgate Consolidated, Ltd.	1,722,171	1,061,309
	Kogan.com, Ltd.	290,516	4,241,309
*	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	934,516
	Link Administration Holdings, Ltd.	1,812,772	4,895,327
#	Lovisa Holdings, Ltd.	122,612	739,313
# *	Lynas Corp., Ltd.	6,066,989	10,212,216
	MACA, Ltd.	1,272,720	758,255
	Macmahon Holdings, Ltd.	5,344,671	986,357
*	Mayne Pharma Group, Ltd.	10,001,898	2,813,433
	McMillan Shakespeare, Ltd.	490,350	2,908,877
	McPherson’s, Ltd.	568,858	1,247,790
*	Medusa Mining, Ltd.	475,938	285,422
# *	Mesoblast, Ltd.	1,326,475	4,896,354
# *	Metals X, Ltd.	3,793,124	191,827
	Metcash, Ltd.	7,963,936	15,822,060
#	Michael Hill International, Ltd.	1,490,263	434,179
*	Millennium Minerals, Ltd.	1,065,474	0
*	Mincor Resources NL	60,512	36,992
	Mineral Resources, Ltd.	951,983	17,170,363

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	MMA Offshore, Ltd.	4,757,868	$198,400
#	MNF Group, Ltd.	194,514	642,755
	Moelis Australia, Ltd.	72,907	211,497
#	Monadelphous Group, Ltd.	566,488	4,162,921
	Monash IVF Group, Ltd.	1,738,681	809,224
#	Money3 Corp., Ltd.	926,438	1,402,004
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	614,198
#	Motorcycle Holdings, Ltd.	19,615	28,741
	Mount Gibson Iron, Ltd.	3,756,776	1,964,683
# *	Myanmar Metals, Ltd.	494,858	28,701
# *	Myer Holdings, Ltd.	3,707,181	565,458
	MyState, Ltd.	534,849	1,381,591
	Navigator Global Investments, Ltd.	952,500	1,046,416
# *	nearmap, Ltd.	1,403,889	2,410,319
#	Neometals, Ltd.	626,513	87,662
	Netwealth Group, Ltd.	365,621	4,026,101
#	New Energy Solar, Ltd.	201,504	116,837
#	New Hope Corp., Ltd.	2,234,532	2,082,619
*	NEXTDC, Ltd.	1,893,552	16,803,586
	nib holdings, Ltd.	3,098,293	9,078,529
#	Nick Scali, Ltd.	400,543	2,462,539
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	11,762,412
	NRW Holdings, Ltd.	2,939,598	4,346,810
*	Nufarm, Ltd.	1,868,539	5,191,600
	OFX Group, Ltd.	1,813,799	1,427,432
*	Oklo Resources, Ltd.	202,639	39,484
	OM Holdings, Ltd.	342,290	79,842
	Omni Bridgeway, Ltd.	2,382,146	6,747,138
# *	Onevue Holdings, Ltd.	857,257	223,487
#	oOh!media, Ltd.	3,082,993	2,719,226
# *	Orocobre, Ltd.	166,529	298,011
	Orora, Ltd.	6,339,374	10,945,874
#	Over the Wire Holdings, Ltd.	14,661	45,028
	OZ Minerals, Ltd.	2,218,981	22,641,959
	Pacific Current Group, Ltd.	248,331	1,046,585
	Pacific Smiles Group, Ltd.	262,416	330,833
#	Pact Group Holdings, Ltd.	1,422,949	2,341,922
*	Paladin Energy, Ltd.	1,235,586	112,040
*	Panoramic Resources, Ltd.	11,291,932	799,831
*	Pantoro, Ltd.	733,652	111,885
	Peet, Ltd.	928,220	818,909
	Pendal Group, Ltd.	1,950,282	7,719,110
#	People Infrastructure, Ltd.	39,313	88,068
	Perenti Global, Ltd.	4,835,224	4,035,066
	Perpetual, Ltd.	405,248	8,179,397
*	Perseus Mining, Ltd.	9,066,296	8,995,475
	Platinum Asset Management, Ltd.	2,013,396	4,464,156
*	Poseidon Nickel, Ltd.	643,832	24,662
# *	Praemium, Ltd.	1,152,591	442,573
	Premier Investments, Ltd.	622,552	9,254,487
#	Pro Medicus, Ltd.	300,101	5,853,360
	Propel Funeral Partners, Ltd.	33,479	68,758
	PSC Insurance Group, Ltd.	90,072	183,733
	PWR Holdings, Ltd.	191,935	658,900
	Qube Holdings, Ltd.	1,167,176	2,124,504
*	Quickstep Holdings, Ltd.	134,452	7,584
	Ramelius Resources, Ltd.	4,758,357	7,186,635
	Reckon, Ltd.	391,834	239,870

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Red 5, Ltd.	4,062,878	$875,385
	Redcape Hotel Group	111,772	72,676
#	Regis Healthcare, Ltd.	980,284	735,373
	Regis Resources, Ltd.	3,188,786	11,591,979
# *	Reject Shop, Ltd. (The)	109,654	509,520
	Reliance Worldwide Corp., Ltd.	3,847,404	10,636,407
#	Resimac Group, Ltd.	11,841	12,426
# *	Resolute Mining, Ltd.	9,170,450	6,200,867
*	Retail Food Group, Ltd.	1,399,907	84,642
#	Rhipe, Ltd.	298,914	414,219
	Ridley Corp., Ltd.	1,862,695	1,092,443
*	RPMGlobal Holdings, Ltd.	192,851	156,541
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	3,692,526
*	Saracen Mineral Holdings, Ltd.	6,862,422	25,797,652
	SeaLink Travel Group, Ltd.	456,986	1,827,876
	Select Harvests, Ltd.	707,561	2,828,838
*	Senex Energy, Ltd.	9,572,408	2,230,278
#	Servcorp, Ltd.	342,954	598,529
#	Service Stream, Ltd.	2,572,185	3,803,040
# *	Seven West Media, Ltd.	5,378,078	432,315
	SG Fleet Group, Ltd.	393,656	435,209
*	Sigma Healthcare, Ltd.	6,192,917	2,619,071
*	Silver Lake Resources, Ltd.	6,142,732	10,311,151
*	Silver Mines, Ltd.	318,112	44,397
	Sims, Ltd.	1,162,937	6,400,752
#	SmartGroup Corp., Ltd.	674,100	2,782,728
*	Southern Cross Media Group, Ltd.	13,206,930	1,426,316
	Spark Infrastructure Group	11,558,934	16,980,774
# *	SpeedCast International, Ltd.	1,707,915	362,462
#	SRG Global, Ltd.	330,321	69,315
#	St Barbara, Ltd.	5,221,239	11,283,442
	Stanmore Coal, Ltd.	46,807	23,216
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,148,012
	Steadfast Group, Ltd.	5,683,479	13,213,147
# *	Strike Energy, Ltd.	2,846,114	536,622
	Sunland Group, Ltd.	1,211,896	1,160,342
	Super Retail Group, Ltd.	1,139,326	8,664,814
# *	Superloop, Ltd.	705,203	479,613
# *	Syrah Resources, Ltd.	2,327,569	771,503
#	Tassal Group, Ltd.	1,531,815	3,822,620
	Technology One, Ltd.	1,748,272	10,015,589
# *	Temple & Webster Group, Ltd.	92,290	824,738
*	Tiger Resources, Ltd.	9,447,997	5,075
	Tribune Resources, Ltd.	14,725	75,175
# *	Troy Resources, Ltd.	764,541	49,515
# *	United Malt Grp, Ltd.	1,771,214	5,247,433
	Village Roadshow, Ltd.	942,069	1,483,685
*	Virgin Australia Holdings, Ltd.	7,648,897	0
*	Virgin Australia Holdings, Ltd.	11,131,924	0
#	Virtus Health, Ltd.	553,707	1,539,896
	Vita Group, Ltd.	460,493	338,922
Ω	Viva Energy Group, Ltd.	3,862,517	4,472,863
*	Vocus Group, Ltd.	4,091,642	10,512,077
# *	Wagners Holding Co., Ltd.	122,838	105,555
#	Webjet, Ltd.	2,056,935	5,810,758
	Western Areas, Ltd.	1,961,504	2,906,484
# *	Westgold Resources, Ltd.	2,414,524	4,153,547
	Whitehaven Coal, Ltd.	4,887,743	3,701,216

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	WPP AUNZ, Ltd.	1,788,160	$450,618

TOTAL AUSTRALIA			888,020,584

CHINA — (1.0%)
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	343,829
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,412,559
	K Wah International Holdings, Ltd.	1,360,000	657,420
# *	Leyou Technologies Holdings, Ltd.	3,640,000	1,531,689
	SITC International Holdings Co., Ltd.	6,142,000	8,509,505

	TK Group Holdings, Ltd.	1,482,000	496,403

TOTAL CHINA			15,951,405

HONG KONG — (20.5%)
	Aeon Credit Service Asia Co., Ltd.	986,000	651,757
	Allied Group, Ltd.	13,104,000	5,873,660
	Allied Properties HK, Ltd.	12,947,857	3,191,000
	APAC Resources, Ltd.	3,766,513	500,521
*	Apollo Future Mobility Group, Ltd.	8,436,000	464,054
# *	Applied Development Holdings, Ltd.	13,430,000	340,369
*	Arts Optical International Hldgs, Ltd.	614,000	60,970
	Asia Financial Holdings, Ltd.	2,404,908	1,130,141
*	Asia Standard Hotel Group, Ltd.	16,071,654	436,169
*	Asia Standard International Group, Ltd.	13,222,917	1,439,681
	Asiasec Properties, Ltd.	1,737,000	268,039
	Associated International Hotels, Ltd.	952,000	1,608,440
	Automated Systems Holdings, Ltd.	340,400	51,592
*	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	69,182
	Best Mart 360 Holdings, Ltd.	482,000	117,900
Ω	BOC Aviation, Ltd.	290,900	1,993,277
	BOCOM International Holdings Co., Ltd.	817,000	113,389
	BOE Varitronix, Ltd.	3,807,293	1,289,153
#	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,283,683
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,903
	Build King Holdings, Ltd.	440,000	46,282
*	Burwill Holdings, Ltd.	37,300,960	64,013
	Cafe de Coral Holdings, Ltd.	3,090,000	6,527,735
# *	Camsing International Holding, Ltd.	3,238,000	90,872
	Century City International Holdings, Ltd.	7,111,460	374,770
#	CGN Mining Co., Ltd.	5,195,000	191,682
	Chen Hsong Holdings	1,296,000	290,935
	Cheuk Nang Holdings, Ltd.	753,768	323,301
#	Chevalier International Holdings, Ltd.	820,989	964,482
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,621
# *	China Best Group Holding, Ltd.	850,000	49,349
*	China Boton Group Co., Ltd.	385,028	102,872
*	China Energy Development Holdings, Ltd.	59,798,000	839,288
	China Motor Bus Co., Ltd.	67,800	886,319
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270
#	China Star Entertainment, Ltd.	11,360,000	2,141,921
*	China Strategic Holdings, Ltd.	80,821,250	799,479
*	China Tonghai International Financial, Ltd.	1,300,000	39,289
	Chinese Estates Holdings, Ltd.	3,459,000	1,903,468
*	Chinlink International Holdings, Ltd.	944,800	15,162
	Chinney Investments, Ltd.	1,180,000	248,276
	Chong Hing Bank, Ltd.	234,000	271,852
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,602,089
*	Chuang’s China Investments, Ltd.	8,811,407	410,596

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chuang’s Consortium International, Ltd.	7,519,043	$906,593
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	2,151,730
#	CMBC Capital Holdings, Ltd.	13,980,000	237,723
	CNQC International Holdings, Ltd.	4,312,500	357,533
	CNT Group, Ltd.	7,979,264	358,591
	Convenience Retail Asia, Ltd.	872,000	450,891
# *	Convoy Global Holdings, Ltd.	38,622,000	155,982
	Cowell e Holdings, Inc.	4,444,000	1,957,588
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,868,605
	CSI Properties, Ltd.	47,866,383	1,442,480
*	CW Group Holdings, Ltd.	1,361,500	7,607
	Dah Sing Banking Group, Ltd.	3,977,516	3,457,611
	Dah Sing Financial Holdings, Ltd.	1,509,744	3,643,824
	Dickson Concepts International, Ltd.	1,620,500	726,559
*	Digital Domain Holdings, Ltd.	2,310,000	14,406
	Dynamic Holdings, Ltd.	78,000	152,024
	Eagle Nice International Holdings, Ltd.	2,194,000	965,505
	EcoGreen International Group, Ltd.	1,994,640	332,615
*	eForce Holdings, Ltd.	8,784,000	78,994
*	Emperor Capital Group, Ltd.	32,205,000	560,804
	Emperor Entertainment Hotel, Ltd.	4,840,000	712,979
#	Emperor International Holdings, Ltd.	10,584,753	1,590,762
*	Emperor Watch & Jewellery, Ltd.	34,460,000	503,286
*	Energy International Investments Holdings, Ltd.	1,960,000	16,321
*	ENM Holdings, Ltd.	16,260,000	1,563,025
*	Esprit Holdings, Ltd.	16,220,850	1,598,369
*	Eternity Investment, Ltd.	820,000	14,561
*	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,940,169
	Far East Consortium International, Ltd.	11,349,130	3,193,014
*	FIH Mobile, Ltd.	31,247,000	4,465,002
	First Pacific Co., Ltd.	16,490,000	4,482,598
*	First Shanghai Investments, Ltd.	5,568,000	213,862
	Fountain SET Holdings, Ltd.	6,594,000	750,670
	Four Seas Mercantile Holdings, Ltd.	610,000	209,355
*	Freeman Fintech Corp, Ltd.	13,680,000	59,662
*	GBA Holdings, Ltd.	18,640,000	24,051
	GDH Guangnan Holdings., Ltd.	2,083,600	175,343
*	Genting Hong Kong, Ltd.	483,000	15,411
	Get Nice Financial Group, Ltd.	2,438,600	195,564
	Get Nice Holdings, Ltd.	59,028,000	1,292,332
	Giordano International, Ltd.	11,570,000	2,027,027
	Glorious Sun Enterprises, Ltd.	3,932,000	421,523
	Gold Peak Industries Holdings, Ltd.	3,029,642	212,334
	Golden Resources Development International, Ltd.	4,082,500	290,706
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,688
*	Good Resources Holdings, Ltd.	6,860,000	75,238
*	Goodbaby International Holdings, Ltd.	6,746,000	851,947
*	GR Properties, Ltd.	44,000	6,945
	Great Eagle Holdings, Ltd.	1,068,349	2,447,563
*	Great Harvest Maeta Group Holdings, Ltd.	710,000	107,119
*	Greentech Technology International, Ltd.	8,860,000	109,667
*	G-Resources Group, Ltd.	241,332,600	1,375,525
	Guoco Group, Ltd.	2,000	25,348
	Guotai Junan International Holdings, Ltd.	31,755,797	4,255,725
	Haitong International Securities Group, Ltd.	21,115,400	5,085,291
	Hang Lung Group, Ltd.	2,431,000	5,555,010
	Hanison Construction Holdings, Ltd.	2,713,649	344,595
*	Hao Tian Development Group, Ltd.	18,044,400	786,214

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Harbour Centre Development, Ltd.	935,500	$888,824
*	HJ Capital International Holdings Co., Ltd.	3,940,000	108,552
	HKBN, Ltd.	3,823,000	7,295,687
	HKR International, Ltd.	7,149,369	2,872,237
	Hon Kwok Land Investment Co., Ltd.	388,800	126,461
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	769,334
*	Hong Kong Finance Investment Holding Group, Ltd.	6,208,000	481,931
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	2,830,057
	Hongkong Chinese, Ltd.	5,038,000	438,236
	Hop Hing Group Holdings, Ltd.	6,992,000	49,776
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,705
	Hung Hing Printing Group, Ltd.	3,040,000	390,853
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,438,000	2,073,472
*	Hypebeast, Ltd.	1,175,000	113,033
	Hysan Development Co., Ltd.	2,123,000	6,384,726
*	I-CABLE Communications, Ltd.	4,080,000	30,668
*	Imagi International Holdings, Ltd.	2,220,984	245,850
	International Housewares Retail Co., Ltd.	2,042,000	579,726
	IPE Group, Ltd.	3,345,000	310,797
*	IRC, Ltd.	37,862,266	426,522
	IT, Ltd.	5,060,532	663,772
#	ITC Properties Group, Ltd.	6,505,292	718,463
	Jacobson Pharma Corp., Ltd.	3,616,000	543,142
	Johnson Electric Holdings, Ltd.	2,863,992	6,241,150
*	Kader Holdings Co., Ltd.	578,000	40,875
	Kam Hing International Holdings, Ltd.	1,586,000	77,912
	Karrie International Holdings, Ltd.	2,440,000	325,561
#	Keck Seng Investments	912,600	330,454
	Kerry Logistics Network, Ltd.	4,063,500	7,362,878
	Kerry Properties, Ltd.	1,676,000	4,310,400
	Kingmaker Footwear Holdings, Ltd.	1,878,955	157,148
	Kowloon Development Co., Ltd.	3,133,000	3,837,351
	Kwoon Chung Bus Holdings, Ltd.	44,000	13,110
#	Lai Sun Development Co., Ltd.	1,976,896	1,790,907
	Lai Sun Garment International, Ltd.	665,530	645,411
	Lam Soon Hong Kong, Ltd.	317,310	499,421
*	Landing International Development, Ltd.	6,932,800	212,701
	Landsea Green Properties Co., Ltd.	3,016,000	250,349
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,798,750	467,504
# *	Lerthai Group, Ltd.	40,000	8,875
*	Lifestyle International Holdings, Ltd.	3,713,000	3,041,679
	Lippo China Resources, Ltd.	17,982,000	353,461
	Lippo, Ltd.	1,161,700	327,589
	Liu Chong Hing Investment, Ltd.	1,511,200	1,232,627
	L’Occitane International SA	2,278,500	3,987,561
	Luk Fook Holdings International, Ltd.	3,704,000	8,980,376
	Luks Group Vietnam Holdings Co., Ltd.	514,913	83,085
	Lung Kee Bermuda Holdings	1,521,875	425,541
# *	Macau Legend Development, Ltd.	19,397,000	2,638,430
	Magnificent Hotel Investment, Ltd.	13,170,000	167,001
	Man Wah Holdings, Ltd.	13,028,000	17,449,054
*	Mason Group Holdings, Ltd.	111,713,399	439,427
	Master Glory Group, Ltd.	972,981	6,127
	Matrix Holdings, Ltd.	1,067,414	405,737
	Melbourne Enterprises, Ltd.	39,500	856,460
	Melco International Development, Ltd.	2,383,000	4,199,208
	MGM China Holdings, Ltd.	150,800	187,939
*	Midland Holdings, Ltd.	3,363,987	305,429

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings, Ltd.	1,728,000	$154,574
	Miramar Hotel & Investment	1,144,000	1,919,801
	Modern Dental Group, Ltd.	2,865,000	467,466
	NagaCorp., Ltd.	148,000	176,881
#	Nameson Holdings, Ltd.	7,744,000	351,749
	Nanyang Holdings, Ltd.	133,500	775,443
	National Electronics Hldgs	2,668,600	351,573
*	National United Resources Holdings, Ltd.	18,280,000	62,741
*	Neo-Neon Holdings, Ltd.	2,315,500	191,425
# *	NewOcean Energy Holdings, Ltd.	9,366,000	837,762
	NWS Holdings, Ltd.	3,120,000	2,383,066
*	OP Financial, Ltd.	8,104,000	937,407
#	Oriental Watch Holdings	3,590,800	1,082,442
# *	Oshidori International Holdings, Ltd.	20,024,400	2,251,121
	Pacific Andes International Holdings, Ltd.	19,435,067	68,712
	Pacific Basin Shipping, Ltd.	34,135,000	5,258,518
*	Pacific Century Premium Developments, Ltd.	354,240	93,412
	Pacific Textiles Holdings, Ltd.	8,324,000	3,884,510
	Pak Fah Yeow International, Ltd.	5,000	1,227
	Paliburg Holdings, Ltd.	3,180,830	732,576
*	Paradise Entertainment, Ltd.	3,672,000	436,226
*	PC Partner Group, Ltd.	2,130,000	451,743
	PCCW, Ltd.	3,815,000	2,282,218
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,513
	Perfect Shape Medical, Ltd.	3,452,000	1,009,432
#	Pico Far East Holdings, Ltd.	5,732,000	684,524
*	Planetree International Development, Ltd.	76,000	10,352
	Playmates Holdings, Ltd.	7,082,000	750,250
	Plover Bay Technologies, Ltd.	2,032,000	226,361
	Pokfulam Development Co., Ltd.	224,000	338,054
	Polytec Asset Holdings, Ltd.	13,613,026	1,162,898
# *	PT International Development Co., Ltd.	8,345,150	301,421
	Public Financial Holdings, Ltd.	3,058,000	706,250
*	PYI Corp., Ltd.	20,025,973	170,995
*	PYXIS Group, Ltd.	1,936,000	0
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	5,140,000	52,026
	Regal Hotels International Holdings, Ltd.	2,953,800	1,105,083
Ω	Regina Miracle International Holdings, Ltd.	2,118,000	568,735
*	Renco Holdings Group, Ltd.	103,000	6,631
# *	Sa Sa International Holdings, Ltd.	10,294,747	1,795,643
	Safety Godown Co., Ltd.	1,200,000	594,577
	SAS Dragon Holdings, Ltd.	2,182,000	697,765
	SEA Holdings, Ltd.	1,711,523	2,106,796
*	Shangri-La Asia, Ltd.	2,200,000	1,803,815
	Shenwan Hongyuan HK, Ltd.	4,421,250	516,553
	Shun Ho Property Investments, Ltd.	1,254,757	232,294
	Shun Tak Holdings, Ltd.	11,755,419	3,787,402
*	Sincere Watch Hong Kong, Ltd.	4,450,000	48,861
*	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	264,854
#	Singamas Container Holdings, Ltd.	11,898,000	477,480
	Sitoy Group Holdings, Ltd.	2,018,000	93,999
	SmarTone Telecommunications Holdings, Ltd.	3,459,981	1,842,044
*	SOCAM Development, Ltd.	1,307,596	232,443
*	Solomon Systech International, Ltd.	10,960,000	312,666
	Soundwill Holdings, Ltd.	600,500	524,540
*	South China Holdings Co., Ltd.	17,774,502	343,241
	Stella International Holdings, Ltd.	2,604,500	2,559,082

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Success Universe Group, Ltd.	6,716,000	$99,278
# *	Summit Ascent Holdings, Ltd.	7,740,000	519,302
	Sun Hung Kai & Co., Ltd.	5,271,429	2,063,940
	SUNeVision Holdings, Ltd.	2,402,000	1,969,028
#	TAI Cheung Holdings, Ltd.	2,327,000	1,395,417
	Tai Sang Land Development, Ltd.	798,910	400,941
*	Talent Property Group, Ltd.	4,305,000	12,251
#	Tan Chong International, Ltd.	1,176,000	318,436
#	Tao Heung Holdings, Ltd.	1,396,000	162,628
	Television Broadcasts, Ltd.	2,873,600	2,505,674
*	Termbray Industries International Holdings, Ltd.	1,314,900	48,837
	Texwinca Holdings, Ltd.	6,468,000	908,224
*	Theme International Holdings, Ltd.	5,990,000	80,384
	Tian Teck Land, Ltd.	1,024,000	699,636
*	TOM Group, Ltd.	1,224,000	178,969
# *	Town Health International Medical Group, Ltd.	5,606,115	93,314
	Tradelink Electronic Commerce, Ltd.	6,206,000	658,090
	Transport International Holdings, Ltd.	1,590,602	2,916,850
	Union Medical Healthcare, Ltd.	1,377,097	828,511
	United Laboratories International Holdings, Ltd. (The)	6,644,000	6,871,445
*	Universal Technologies Holdings, Ltd.	1,730,000	23,770
*	Up Energy Development Group, Ltd.	3,929,000	12,269
	Value Partners Group, Ltd.	5,237,000	2,247,587
#	Valuetronics Holdings, Ltd.	3,079,850	1,283,583
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,599
*	Vantage International Holdings, Ltd.	1,976,000	220,391
	Vedan International Holdings, Ltd.	3,576,000	327,934
#	Vitasoy International Holdings, Ltd.	2,143,000	8,356,585
Ω	VPower Group International Holdings, Ltd.	779,000	286,458
	VSTECS Holdings, Ltd.	6,665,600	4,439,579
	VTech Holdings, Ltd.	1,438,200	8,970,871
	Wai Kee Holdings, Ltd.	7,038,738	3,377,979
	Wang On Group, Ltd.	40,100,000	270,764
*	Win Hanverky Holdings, Ltd.	316,000	15,948
	Wing On Co. International, Ltd.	759,000	1,669,638
	Wing Tai Properties, Ltd.	2,187,331	1,057,002
	Wonderful Sky Financial Group Holdings, Ltd.	992,000	93,703
	Xinyi Glass Holdings, Ltd.	26,000	52,583
	YGM Trading, Ltd.	348,000	96,794
	YT Realty Group, Ltd.	3,450,008	1,023,461
	Yue Yuen Industrial Holdings, Ltd.	2,064,000	3,345,100
# *	Yunfeng Financial Group, Ltd.	280,000	134,994
	Zensun Enterprises, Ltd.	2,280,000	129,685

*	Zhaobangji Properties Holdings, Ltd.	856,000	130,414

TOTAL HONG KONG			319,124,850

JAPAN — (0.0%)
Ω	Honma Golf, Ltd.	1,060,000	489,628

MALAYSIA — (0.0%)
	Pentamaster International, Ltd.	256,000	62,897

NEW ZEALAND — (6.8%)
# *	Abano Healthcare Group, Ltd.	68,521	171,831
*	Air New Zealand, Ltd.	218,896	199,676
#	Arvida Group, Ltd.	794,134	892,365
	Briscoe Group, Ltd.	19,306	51,012
*	CBL Corp., Ltd.	47,180	18,552
	Chorus, Ltd.	3,120,124	17,877,471

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Colonial Motor Co., Ltd. (The)	144,588	$746,151
# *	Comvita, Ltd.	52,637	109,151
	Delegat Group, Ltd.	1,200	11,655
# *	Eroad, Ltd.	24,092	68,687
*	Fletcher Building, Ltd.	539,524	1,380,506
	Freightways, Ltd.	984,862	5,072,701
#	Genesis Energy, Ltd.	1,942,554	3,786,030
#	Gentrack Group, Ltd.	71,302	58,268
	Hallenstein Glasson Holdings, Ltd.	326,057	1,176,649
	Heartland Group Holdings, Ltd.	1,963,362	1,656,224
	Infratil, Ltd.	3,963,077	13,132,620
#	Investore Property, Ltd.	551,549	807,823
	Kathmandu Holdings, Ltd.	2,598,560	2,166,695
	Mainfreight, Ltd.	292,947	8,947,171
*	Metlifecare, Ltd.	1,045,171	4,136,376
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	450,016
#	NEW Zealand King Salmon Investments, Ltd.	63,420	70,330
*	New Zealand Refining Co., Ltd. (The)	965,490	390,139
# *	NZME, Ltd.	945,851	309,824
	NZX, Ltd.	1,445,482	1,553,862
#	Oceania Healthcare, Ltd.	636,990	485,241
*	Pacific Edge, Ltd.	685,669	286,953
	PGG Wrightson, Ltd.	120,785	215,076
*	Plexure Group, Ltd.	11,811	10,919
	Port of Tauranga, Ltd.	188,429	919,420
*	Pushpay Holdings, Ltd.	815,501	4,803,059
*	Restaurant Brands New Zealand, Ltd.	171,783	1,355,056
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,488,194
	Scales Corp., Ltd.	462,215	1,499,222
	Scott Technology, Ltd.	47,518	56,249
# *	Serko, Ltd.	70,615	211,942
#	Skellerup Holdings, Ltd.	806,301	1,568,192
*	SKY Network Television, Ltd.	2,821,003	265,791
	SKYCITY Entertainment Group, Ltd.	5,101,527	10,122,232
	Steel & Tube Holdings, Ltd.	575,667	229,288
	Summerset Group Holdings, Ltd.	1,378,955	8,247,185
*	Synlait Milk, Ltd.	375,719	1,366,562
#	Tourism Holdings, Ltd.	712,961	1,053,061
*	TOWER, Ltd.	2,581,956	1,030,055
#	Trustpower, Ltd.	252,846	1,198,710
	Turners Automotive Group, Ltd.	66,610	111,308
	Vector, Ltd.	167,421	476,035
*	Vista Group International, Ltd.	458,004	504,453
	Warehouse Group, Ltd. (The)	360,516	519,050

	Z Energy, Ltd.	1,809,064	3,297,133

TOTAL NEW ZEALAND			106,562,171

SINGAPORE — (11.7%)
*	Abterra, Ltd.	230,320	1,232
	Accordia Golf Trust	5,267,200	77,130
	AEM Holdings, Ltd.	798,900	2,278,141
#	Amara Holdings, Ltd.	974,800	236,028
	Ascendas India Trust	5,731,200	5,799,120
#	Avarga, Ltd.	2,722,000	471,246
# *	Banyan Tree Holdings, Ltd.	783,400	140,753
#	Best World International, Ltd.	2,911,550	539,204
# *	Bonvests Holdings, Ltd.	950,000	584,312
#	Boustead Singapore, Ltd.	2,320,982	1,176,586

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates, Ltd.	1,248,703	$3,290,211
	Bund Center Investment, Ltd.	659,825	240,711
#	Centurion Corp., Ltd.	1,405,100	350,871
#	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,857,142
	China Sunsine Chemical Holdings, Ltd.	3,917,000	977,005
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,250,254
	Chuan Hup Holdings, Ltd.	3,937,600	588,143
	Civmec, Ltd.	162,700	44,887
	ComfortDelGro Corp., Ltd.	8,950,800	9,302,314
# *	COSCO Shipping International Singapore Co., Ltd.	7,606,300	1,044,298
# *	Creative Technology, Ltd.	346,300	623,120
#	CSE Global, Ltd.	2,713,000	930,883
#	Del Monte Pacific, Ltd.	2,126,164	194,860
#	Delfi, Ltd.	885,400	453,264
*	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	13,545,878	80,379
# *	Ezra Holdings, Ltd.	12,568,855	18,968
	Far East Orchard, Ltd.	1,249,303	895,155
	First Resources, Ltd.	5,615,400	5,003,858
#	First Sponsor Group, Ltd.	484,728	469,064
#	Food Empire Holdings, Ltd.	1,473,700	641,128
#	Fragrance Group, Ltd.	6,077,000	510,271
#	Fraser and Neave, Ltd.	175,500	157,627
	Frasers Property, Ltd.	20,700	17,685
#	Frencken Group, Ltd.	2,124,300	1,542,591
#	Fu Yu Corp., Ltd.	3,824,600	662,015
*	Gallant Venture, Ltd.	5,262,600	466,658
*	Geo Energy Resources, Ltd.	3,837,000	294,547
#	GK Goh Holdings, Ltd.	1,484,065	807,419
#	GL, Ltd.	3,605,600	1,390,445
	Golden Agri-Resources, Ltd.	38,086,600	3,984,522
*	Golden Energy & Resources, Ltd.	603,700	66,843
	GP Industries, Ltd.	2,234,709	833,143
	GuocoLand, Ltd.	1,932,314	2,128,126
# *	Halcyon Agri Corp., Ltd.	1,760,948	247,428
	Hanwell Holdings, Ltd.	1,765,919	377,979
	Haw Par Corp., Ltd.	368,400	2,517,323
#	Hiap Hoe, Ltd.	498,000	228,685
#	Hi-P International, Ltd.	1,001,600	876,726
	Ho Bee Land, Ltd.	1,656,200	2,713,840
	Hong Fok Corp., Ltd.	3,566,294	1,649,655
*	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	680,770
	Hong Leong Finance, Ltd.	1,002,000	1,680,152
	Hotel Grand Central, Ltd.	1,660,083	1,136,551
	Hour Glass, Ltd. (The)	1,879,432	940,497
	HRnetgroup, Ltd.	44,100	14,586
	Hutchison Port Holdings Trust	25,256,400	4,169,503
	Hwa Hong Corp., Ltd.	2,123,500	444,774
# *	Hyflux, Ltd.	3,707,700	48,663
	iFAST Corp., Ltd.	956,000	1,673,862
#	IGG, Inc.	9,421,000	10,821,723
# *	Indofood Agri Resources, Ltd.	3,097,300	668,305
#	ISDN Holdings, Ltd.	374,200	105,960
#	Japfa, Ltd.	3,244,210	1,433,962
# *	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,799,598
	Koufu Group, Ltd.	25,100	123,696

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	KSH Holdings, Ltd.	1,278,300	$299,824
#	Lian Beng Group, Ltd.	2,957,600	812,561
#	Low Keng Huat Singapore, Ltd.	949,800	273,079
	Lum Chang Holdings, Ltd.	1,102,130	282,579
# *	Mandarin Oriental International, Ltd.	1,497,700	2,698,695
	Metro Holdings, Ltd.	3,069,792	1,638,586
	Mewah International, Inc.	89,000	16,353
	Micro-Mechanics Holdings, Ltd.	42,400	71,307
# *	Midas Holdings, Ltd.	8,905,453	234,860
# *	mm2 Asia, Ltd.	3,521,000	454,848
	NetLink NBN Trust	4,022,100	2,879,400
#	NSL, Ltd.	409,900	201,112
*	Oceanus Group, Ltd.	3,260,600	16,751
	OUE, Ltd.	2,207,800	1,913,292
#	Oxley Holdings, Ltd.	7,491,097	1,190,426
#	Pan-United Corp., Ltd.	2,435,750	522,736
#	Penguin International, Ltd.	1,129,132	360,262
#	Q&M Dental Group Singapore, Ltd.	2,102,100	715,653
#	QAF, Ltd.	1,665,280	1,098,388
*	Raffles Education Corp., Ltd.	4,281,623	407,003
	Raffles Medical Group, Ltd.	7,832,632	4,652,402
#	Riverstone Holdings, Ltd.	1,431,300	3,682,459
#	Roxy-Pacific Holdings, Ltd.	505,740	120,591
	SATS, Ltd.	1,166,000	2,435,088
#	SBS Transit, Ltd.	855,500	1,780,561
	Sembcorp Industries, Ltd.	7,106,600	7,031,637
*	Sembcorp Marine, Ltd.	44,540,813	4,814,049
	Sheng Siong Group, Ltd.	5,499,100	6,501,185
	SHS Holdings, Ltd.	2,175,300	258,693
#	SIA Engineering Co., Ltd.	2,031,100	2,502,228
#	SIIC Environment Holdings, Ltd.	5,890,920	793,679
#	Sinarmas Land, Ltd.	7,118,700	854,218
	Sing Holdings, Ltd.	1,579,500	433,224
	Sing Investments & Finance, Ltd.	350,675	308,864
#	Singapore Post, Ltd.	12,106,600	5,748,163
#	Singapore Press Holdings, Ltd.	7,633,400	5,849,101
	Singapore Reinsurance Corp., Ltd.	1,514,530	311,599
	Singapore Shipping Corp., Ltd.	1,640,700	292,800
#	Stamford Land Corp., Ltd.	3,297,700	729,789
#	StarHub, Ltd.	5,997,300	5,285,958
	Straco Corp., Ltd.	130,000	45,721
	Straits Trading Co., Ltd.	11,800	13,045
#	Sunningdale Tech, Ltd.	1,295,460	1,380,817
*	SunVic Chemical Holdings, Ltd.	526,945	1,583
# *	Swiber Holdings, Ltd.	2,895,250	43,268
#	Tuan Sing Holdings, Ltd.	5,503,116	1,217,857
#	UMS Holdings, Ltd.	2,839,175	2,085,819
#	United Industrial Corp., Ltd.	134,969	206,617
	United Overseas Insurance, Ltd.	181,850	863,836
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,115,556
	Venture Corp., Ltd.	105,600	1,499,415
#	Vicom, Ltd.	568,400	840,422
#	Wee Hur Holdings, Ltd.	2,769,000	370,675
	Wing Tai Holdings, Ltd.	4,165,367	5,323,471
	Yangzijiang Shipbuilding Holdings, Ltd.	4,473,800	3,268,045

#	Yeo Hiap Seng, Ltd.	223,731	123,168

TOTAL SINGAPORE			182,649,715

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNITED STATES — (0.4%)
* Ω	Samsonite International SA	5,277,300	$5,358,642

TOTAL COMMON STOCKS			1,518,219,892

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Corporate Travel Management, Ltd. Rights 10/15/20	129,241	0

HONG KONG — (0.0%)
*	Summit Ascent Holdings, Ltd. Exp 06/06/20	11,610,000	0

LUXEMBOURG — (0.0%)
*	First Sponsor Group, Ltd. Warrants 03/21/29	169,654	29,828

SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			29,828

TOTAL INVESTMENT SECURITIES (Cost $1,616,523,471)			1,518,249,720

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@ §	The DFA Short Term Investment Fund	3,507,765	40,591,853

TOTAL INVESTMENTS — (100.0%) (Cost $1,657,105,771)^^			$1,558,841,573

SA Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$669,354	$887,351,230	—	$888,020,584
China	—	15,951,405	—	15,951,405
Hong Kong	618,628	318,506,222	—	319,124,850
Japan	—	489,628	—	489,628
Malaysia	—	62,897	—	62,897
New Zealand	—	106,562,171	—	106,562,171
Singapore	—	182,649,715	—	182,649,715
United States	—	5,358,642	—	5,358,642
Rights/Warrants
Luxembourg	—	29,828	—	29,828
Securities Lending Collateral	—	40,591,853	—	40,591,853

TOTAL	$1,287,982	$1,557,553,591	—	$1,558,841,573

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (2.2%)
*	4imprint Group P.L.C.	151,995	$3,659,011
*	Ascential P.L.C.	566,257	2,148,743
	Bloomsbury Publishing P.L.C.	245,791	630,201
	Centaur Media P.L.C.	254,249	73,815
#	Cineworld Group P.L.C.	3,566,962	1,865,288
#	Daily Mail & General Trust P.L.C., Class A	1,028,577	8,623,095
	Euromoney Institutional Investor P.L.C.	668,864	6,914,345
*	Frontier Developments P.L.C.	13,843	485,355
	Future P.L.C.	30,182	755,696
	Gamma Communications P.L.C.	61,290	1,302,707
#	Hyve Group P.L.C.	1,238,909	1,030,210
	ITV P.L.C.	620,898	541,270
	Kin & Carta P.L.C.	615,086	514,932
	Next Fifteen Communications Group P.L.C.	14,014	91,710
	Reach P.L.C.	1,991,783	1,974,597
*	STV Group P.L.C.	4,868	15,964

#	TalkTalk Telecom Group P.L.C.	3,363,045	3,473,932

TOTAL COMMUNICATION SERVICES			34,100,871

CONSUMER DISCRETIONARY — (18.8%)
	888 Holdings P.L.C.	1,839,698	5,963,216
	AA P.L.C.	3,137,928	1,176,302
*	ASOS P.L.C.	63,479	4,214,745
	B&M European Value Retail SA	632,388	4,031,595
	Bellway P.L.C.	514,084	15,581,491
*	Boohoo Group P.L.C.	394,454	1,904,304
	Card Factory P.L.C.	837,076	367,150
	Coats Group P.L.C.	1,995,752	1,436,124
	Countryside Properties P.L.C.	2,813,575	12,201,815
*	Crest Nicholson Holdings P.L.C.	1,863,214	4,747,214
# *	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	2,528,942
# *	Dignity P.L.C.	199,780	1,101,066
	Dixons Carphone P.L.C.	4,761,380	5,734,086
	Domino’s Pizza Group P.L.C.	3,580,555	16,850,315
	Dunelm Group P.L.C.	685,419	12,341,560
*	Frasers Group P.L.C.	1,417,210	6,285,156
	Fuller Smith & Turner P.L.C., Class A	145,156	1,077,626
	Games Workshop Group P.L.C.	205,563	26,970,043
	Gamesys Group P.L.C.	401,119	6,167,215
	GoCo Group P.L.C.	1,974,958	2,724,494
*	Greggs P.L.C.	617,131	9,351,876
*	Gym Group P.L.C. (The)	780,185	1,367,651
	Halfords Group P.L.C.	1,263,022	2,953,050
	Headlam Group P.L.C.	470,877	1,632,295
	Henry Boot P.L.C.	520,199	1,668,024
	Hollywood Bowl Group P.L.C.	228,840	397,340
	Hostelworld Group P.L.C.	154,128	109,198
*	Inchcape P.L.C.	2,472,981	14,023,678
	J D Wetherspoon P.L.C.	481,563	5,184,366
	Joules Group P.L.C.	3,586	4,285
	Lookers P.L.C.	1,317,719	357,067
	Marks & Spencer Group P.L.C.	6,255,546	7,849,863

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marston’s P.L.C.	4,171,700	$2,364,520
*	McCarthy & Stone P.L.C.	2,635,358	2,368,481
*	Mitchells & Butlers P.L.C.	1,558,365	2,717,722
	MJ Gleeson P.L.C.	222,626	1,726,899
	Moneysupermarket.com Group P.L.C.	3,466,544	11,949,232
	Motorpoint group P.L.C.	48,046	170,732
#	N Brown Group P.L.C.	638,577	442,909
	On the Beach Group P.L.C.	849,707	2,671,337
*	Pendragon P.L.C.	3,678,849	336,643
	Pets at Home Group P.L.C.	3,218,903	17,595,294
	Photo-Me International P.L.C.	1,325,203	870,647
*	Playtech P.L.C.	2,022,505	9,442,564
*	PPHE Hotel Group, Ltd.	9,572	121,719
	Rank Group P.L.C.	956,436	1,146,404
*	Redrow P.L.C.	1,433,942	7,460,884
	Restaurant Group P.L.C. (The)	369,088	234,411
*	Sportech P.L.C.	408,363	93,524
	SSP Group P.L.C.	2,708,721	6,281,502
*	Studio Retail Group P.L.C.	208,556	666,982
	Superdry P.L.C.	205,866	409,246
	Ted Baker P.L.C.	100,022	135,259
	TEN Entertainment Group P.L.C.	5,930	10,159
# *	Thomas Cook Group P.L.C.	6,366,734	0
*	TI Fluid Systems P.L.C.	92,158	183,017
	Topps Tiles P.L.C.	702,573	431,333
#	TUI AG	155,118	582,138
	Vertu Motors P.L.C.	812,199	274,784
*	Vistry Group P.L.C.	1,436,468	10,526,857
*	Vitec Group P.L.C. (The)	207,102	1,994,378
*	Vivo Energy P.L.C.	153,141	148,302
	WH Smith P.L.C.	704,933	8,657,814

	William Hill P.L.C.	5,240,138	18,627,060

TOTAL CONSUMER DISCRETIONARY			288,945,905

CONSUMER STAPLES — (6.9%)
	A.G. Barr P.L.C.	724,463	4,549,935
	Anglo-Eastern Plantations P.L.C.	118,624	780,997
*	Bakkavor Group P.L.C.	98,748	85,800
	Britvic P.L.C.	1,585,438	16,799,859
	C&C Group P.L.C.	425,963	1,077,166
	Carr’s Group P.L.C.	349,511	475,313
	Cranswick P.L.C.	379,748	17,770,818
	Devro P.L.C.	1,096,272	2,619,701
	Fevertree Drinks P.L.C.	610,255	18,239,438
	Greencore Group P.L.C.	3,440,003	4,353,181
	Hilton Food Group P.L.C.	274,384	4,234,816
	McBride P.L.C.	777,593	612,924
*	McColl’s Retail Group P.L.C.	60,390	18,527
#	Naked Wines P.L.C.	221,368	1,255,136
	Nichols P.L.C.	2,884	46,453
*	Premier Foods P.L.C.	3,352,503	3,998,839
	PZ Cussons P.L.C.	1,740,868	5,281,002
	Stock Spirits Group P.L.C.	1,135,555	3,160,545

	Tate & Lyle P.L.C.	2,442,033	20,957,849

TOTAL CONSUMER STAPLES			106,318,299

ENERGY — (1.9%)
# *	Afren P.L.C.	5,446,344	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Anglo Pacific Group P.L.C.	1,065,073	$1,742,941
*	Cairn Energy P.L.C.	3,772,747	7,001,506
	Diversified Gas & Oil P.L.C.	344,909	466,936
# *	EnQuest P.L.C.	10,035,140	1,347,987
#	Genel Energy P.L.C.	767,136	1,196,083
	Gulf Keystone Petroleum, Ltd.	1,295,706	1,235,345
	Hunting P.L.C.	849,527	1,411,689
# *	Hurricane Energy P.L.C.	3,479,397	164,496
*	John Wood Group P.L.C.	3,598,973	9,881,218
*	Lamprell P.L.C.	1,148,964	370,100
# *	Petrofac, Ltd.	838,017	1,203,226
*	Pharos Energy P.L.C.	696,486	94,272
# *	Premier Oil P.L.C.	5,196,268	1,103,455
*	Rockhopper Exploration P.L.C.	351,659	23,115
# *	Savannah Energy P.L.C.	578,711	78,296
	Serica Energy P.L.C.	27,278	33,654

#	Tullow Oil P.L.C.	8,674,183	1,697,153

TOTAL ENERGY			29,051,472

FINANCIALS — (14.6%)
	AJ Bell P.L.C.	3,154	18,311
	Allied Minds P.L.C.	148,232	72,802
# *	Arrow Global Group P.L.C.	940,076	1,539,931
#	Ashmore Group P.L.C.	2,148,411	9,915,870
*	Bank of Georgia Group P.L.C.	258,927	2,977,700
	Beazley P.L.C.	2,964,842	11,737,853
	Brewin Dolphin Holdings P.L.C.	2,161,067	6,506,109
	Burford Capital, Ltd.	702,282	5,653,492
	Charles Stanley Group P.L.C.	122,025	359,316
	Chesnara P.L.C.	842,577	2,986,559
	City of London Investment Group P.L.C.	5,500	29,891
	Close Brothers Group P.L.C.	1,007,674	13,254,484
	CMC Markets P.L.C.	727,392	2,896,272
*	Georgia Capital P.L.C.	39,517	186,914
	Hastings Group Holdings P.L.C.	2,055,325	6,691,799
*	Hiscox, Ltd.	1,268,749	14,640,043
	IG Group Holdings P.L.C.	2,561,656	26,167,165
	Impax Asset Management Group P.L.C.	2,655	17,462
	IntegraFin Holdings P.L.C.	24,151	158,181
	Intermediate Capital Group P.L.C.	405,473	6,236,117
*	International Personal Finance P.L.C.	772,691	462,916
	Investec P.L.C.	51,352	94,506
*	IP Group P.L.C.	3,933,948	3,946,654
	Jupiter Fund Management P.L.C.	3,029,637	8,746,332
*	Just Group P.L.C.	6,436,185	3,734,368
	Lancashire Holdings, Ltd.	1,430,682	12,788,270
	Liontrust Asset Management P.L.C.	42,739	683,459
	Man Group P.L.C.	10,338,145	15,325,182
	Numis Corp. P.L.C.	252,760	964,988
	OneSavings Bank P.L.C.	656,223	2,359,671
	Paragon Banking Group P.L.C.	1,977,665	8,478,677
	Plus500, Ltd.	533,955	10,793,491
	Polar Capital Holdings P.L.C.	57,714	349,075
*	Provident Financial P.L.C.	955,809	2,389,059
	Quilter P.L.C.	10,292,590	17,019,169
	Rathbone Brothers P.L.C.	319,671	6,348,958
	River & Mercantile Group P.L.C.	10,512	22,780
	S&U P.L.C.	23,164	505,808
	Sabre Insurance Group P.L.C.	64,922	213,756

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Saga P.L.C.	5,695,941	$914,662
	SAGA P.L.C.	3,164,411	20,416
	Sanne Group P.L.C.	20,968	177,583
*	TBC Bank Group P.L.C.	16,116	210,949
	TP ICAP P.L.C.	3,627,980	10,677,777

# *	Virgin Money UK P.L.C.	3,981,734	3,754,693
*	Waterloo Investment Holdings, Ltd	4,000	0

TOTAL FINANCIALS			223,029,470

HEALTH CARE — (3.7%)
	Advanced Medical Solutions Group P.L.C	104,886	291,946
	Alliance Pharma P.L.C.	1,538,485	1,472,762
	CareTech Holdings P.L.C.	252,452	1,399,985
# *	Circassia Group P.L.C.	202,629	68,908
	Clinigen Group P.L.C.	168,737	1,525,090
	ConvaTec Group P.L.C.	2,562,743	5,903,789
	CVS Group P.L.C.	366,703	5,845,722
	EMIS Group P.L.C.	273,584	3,671,911
	Genus P.L.C.	55,511	2,752,877
*	Horizon Discovery Group P.L.C.	142,513	174,222
*	Indivior P.L.C.	3,144,193	4,737,800
	Integrated Diagnostics Holdings P.L.C.	326,047	1,172,860
	Mediclinic International P.L.C.	2,438,263	8,950,479
*	PureTech Health P.L.C.	29,238	95,811
	Spire Healthcare Group P.L.C.	1,700,130	2,091,898
	UDG Healthcare P.L.C.	1,067,968	10,623,050

	Vectura Group P.L.C.	4,206,706	5,601,510

TOTAL HEALTH CARE			56,380,620

INDUSTRIALS — (29.4%)
	Aggreko P.L.C.	1,481,487	7,044,555
	Air Partner P.L.C.	253,425	235,068
	Avon Rubber P.L.C.	210,277	11,477,843
	Babcock International Group P.L.C.	2,966,254	9,567,603
	Balfour Beatty P.L.C.	4,677,048	13,464,208
	Begbies Traynor Group P.L.C.	44,955	49,808
	Biffa P.L.C.	1,106,134	3,096,180
	Bodycote P.L.C.	1,288,277	9,648,418
	Braemar Shipping Services P.L.C.	91,109	192,247
	Chemring Group P.L.C.	1,806,230	5,609,886
	Clarkson P.L.C.	195,112	5,671,798
	Clipper Logistics P.L.C.	198,686	1,251,626
	Costain Group P.L.C.	237,261	125,143
*	De La Rue P.L.C.	449,522	753,742
*	Dialight P.L.C.	89,929	348,580
	Diploma P.L.C.	775,767	21,996,399
#	easyJet P.L.C.	129,511	834,441
	Electrocomponents P.L.C.	2,681,964	24,583,400
*	Firstgroup P.L.C.	7,913,986	3,865,536
*	G4S P.L.C.	9,287,044	23,953,267
	Galliford Try Holdings P.L.C.	463,722	460,270
	Go-Ahead Group P.L.C. (The)	283,776	2,111,068
	Goodwin P.L.C.	383	14,684
*	Grafton Group P.L.C.	1,582,491	13,761,493
	Hays P.L.C.	9,080,700	13,177,211
	HomeServe P.L.C.	183,412	2,922,630
	Howden Joinery Group P.L.C.	1,909,442	14,532,940
	IMI P.L.C.	1,740,984	23,485,310

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Industrial and Commercial Holding Group, Ltd.	5,000	$0
# *	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,603,255
	James Halstead P.L.C.	4,536	28,275
	JET2 P.L.C.	403,306	3,491,623
	John Laing Group P.L.C.	2,506,978	10,117,722
#	John Menzies P.L.C.	349,123	513,043
	Johnson Service Group P.L.C.	189,295	219,923
	Keller Group P.L.C.	487,477	3,829,758
# *	Kier Group P.L.C.	773,329	485,608
	Luceco P.L.C.	249,615	620,822
	Mears Group P.L.C.	686,588	969,445
	Meggitt P.L.C.	2,696,622	8,948,763
	Mitie Group P.L.C.	6,831,237	2,887,328
	Morgan Advanced Materials P.L.C.	1,910,633	5,859,391
	Morgan Sindall Group P.L.C.	240,008	3,523,007
*	National Express Group P.L.C.	2,738,577	5,382,652
	Norcros P.L.C.	127,011	237,616
*	Pagegroup P.L.C.	2,063,842	9,949,112
	PayPoint P.L.C.	409,596	2,661,116
*	Polypipe Group P.L.C.	1,453,505	8,109,101
	Porvair P.L.C.	18,060	118,842
	QinetiQ Group P.L.C.	3,957,841	14,164,154
	Redde Northgate P.L.C.	1,996,988	4,753,610
	Renew Holdings P.L.C.	23,297	136,188
	Renewi P.L.C.	6,184,085	1,555,070
	Ricardo P.L.C.	291,046	1,247,674
*	Robert Walters P.L.C.	392,744	1,994,717
	Rotork P.L.C.	5,397,898	19,570,744
	Royal Mail P.L.C.	5,277,907	16,183,888
*	RPS Group P.L.C.	940,773	547,109
	RWS Holdings P.L.C.	7,642	55,631
	Senior P.L.C.	2,283,856	1,307,704
*	Serco Group P.L.C.	1,035,024	1,694,408
	Severfield P.L.C.	1,090,941	756,159
	SIG P.L.C.	4,812,384	1,590,790
	Signature Aviation P.L.C.	5,602,723	17,261,509
	Speedy Hire P.L.C.	3,123,066	2,077,994
	Stagecoach Group P.L.C.	2,523,684	1,261,621
	SThree P.L.C.	766,760	2,375,405
# *	Stobart Group, Ltd.	1,517,493	386,037
	T Clarke P.L.C.	64,142	66,341
	Travis Perkins P.L.C.	1,545,039	21,617,001
	Trifast P.L.C.	524,611	733,548
*	Tyman P.L.C.	935,887	2,686,023
	Ultra Electronics Holdings P.L.C.	588,864	15,824,874
*	Vesuvius P.L.C.	1,512,776	7,710,441
	Volex P.L.C.	341,719	824,932
	Volution Group P.L.C.	383,473	835,702
	Vp P.L.C.	156,511	1,290,867
	Weir Group P.L.C (The)	946,294	15,233,390
	Wilmington P.L.C.	334,384	536,780
	Wincanton P.L.C.	636,980	1,651,311

	XP Power, Ltd.	102,879	5,868,880

TOTAL INDUSTRIALS			450,592,258

INFORMATION TECHNOLOGY — (8.0%)
*	Capita P.L.C.	7,411,267	2,914,132
	Computacenter P.L.C.	542,204	16,556,450

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	DiscoverIE Group P.L.C.	469,189	$3,677,880
*	Equiniti Group P.L.C.	2,329,628	3,417,205
	FDM Group Holdings P.L.C.	376,531	4,921,358
	First Derivatives P.L.C.	10,491	447,877
*	IDOX P.L.C.	79,223	46,560
#	iomart Group P.L.C.	182,629	836,394
*	IQE P.L.C.	333,707	220,252
	Kainos Group P.L.C.	377,423	4,836,105
	Learning Technologies Group P.L.C.	70,904	119,765
*	Micro Focus International P.L.C.	470,229	1,494,854
	NCC Group P.L.C.	1,623,101	3,681,315
*	Oxford Instruments P.L.C.	363,272	7,431,196
*	Renishaw P.L.C.	149,386	10,801,518
*	RM P.L.C.	351,353	832,223
*	SDL P.L.C.	489,520	4,298,049
	Smart Metering Systems P.L.C.	424,453	3,564,894
	Softcat P.L.C.	810,023	12,595,366
	Spectris P.L.C.	668,518	20,988,076
	Spirent Communications P.L.C.	4,124,361	15,166,488
#	Strix Group P.L.C.	181,909	570,176
*	Telit Communications P.L.C.	82,391	144,350
*	TT Electronics P.L.C.	1,027,059	2,651,129

*	Xaar P.L.C.	197,087	246,446

TOTAL INFORMATION TECHNOLOGY			122,460,058

MATERIALS — (7.5%)
	Castings P.L.C.	165,113	694,904
	Centamin P.L.C.	8,142,932	21,258,640
	Central Asia Metals P.L.C.	502,566	1,043,810
*	Elementis P.L.C.	2,934,605	2,876,370
*	Essentra P.L.C.	1,625,038	5,336,502
	Ferrexpo P.L.C.	1,920,094	4,372,521
*	Forterra P.L.C.	1,374,279	3,133,524
*	Gem Diamonds, Ltd.	384,962	178,083
	Highland Gold Mining, Ltd.	1,979,947	7,648,128
	Hill & Smith Holdings P.L.C.	530,996	8,156,431
*	Hochschild Mining P.L.C.	1,698,439	4,789,263
*	Ibstock P.L.C.	2,582,634	5,188,302
#	KAZ Minerals P.L.C.	1,557,504	10,531,101
	Marshalls P.L.C.	1,446,763	12,167,795
	Pan African Resources P.L.C.	82,045	23,764
# *	Petropavlovsk P.L.C.	838,033	355,688
	Rhi Magnesita NV	106,613	3,481,868
# *	Scapa Group P.L.C.	89,332	134,600
*	SolGold P.L.C.	386,507	138,435
	Synthomer P.L.C.	2,272,816	9,273,465
	Victrex P.L.C.	601,744	14,213,796

	Zotefoams P.L.C.	95,899	594,581

TOTAL MATERIALS			115,591,571

REAL ESTATE — (4.1%)
	Capital & Counties Properties P.L.C.	45,504	65,557
	CLS Holdings P.L.C.	684,455	1,877,741
*	Foxtons Group P.L.C.	1,119,745	534,127
	Grainger P.L.C.	4,445,647	17,010,177
	Harworth Group P.L.C.	30,680	34,852
	Helical P.L.C.	776,089	2,957,197
*	IWG P.L.C.	4,189,134	14,016,786

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
*	LSL Property Services P.L.C.	410,800	$1,146,054
# *	Purplebricks Group P.L.C.	65,365	62,010
*	Raven Property Group, Ltd.	930,062	360,696
*	Savills P.L.C.	989,876	9,949,402
	St. Modwen Properties P.L.C.	2,715,246	10,943,000
	U & I Group P.L.C.	729,169	505,296
	Urban & Civic P.L.C.	659,309	1,792,174

#	Watkin Jones P.L.C.	521,040	948,154

TOTAL REAL ESTATE			62,203,223

UTILITIES — (1.4%)
	Centrica P.L.C.	11,333,133	5,864,045
	ContourGlobal P.L.C.	6,119	15,280
	Drax Group P.L.C.	2,382,905	8,180,839
	Pennon Group P.L.C.	3,588	47,736

#	Telecom Plus P.L.C.	425,895	7,312,730

TOTAL UTILITIES			21,420,630

TOTAL COMMON STOCKS Cost ($1,663,910,204)			1,510,094,377

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	2,036,359	23,564,741

TOTAL INVESTMENTS — (100.0%) (Cost $1,687,466,058)^^			$1,533,659,118

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$34,100,871	—	$34,100,871
Consumer Discretionary	—	288,945,905	—	288,945,905
Consumer Staples	—	106,318,299	—	106,318,299
Energy	—	29,051,472	—	29,051,472
Financials	$20,416	223,009,054	—	223,029,470
Health Care	—	56,380,620	—	56,380,620
Industrials	—	450,592,258	—	450,592,258
Information Technology	—	122,460,058	—	122,460,058
Materials	—	115,591,571	—	115,591,571
Real Estate	—	62,203,223	—	62,203,223

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$21,420,630	—	$21,420,630

Securities Lending Collateral	—	23,564,741	—	23,564,741

TOTAL	$20,416	$1,533,638,702	—	$1,533,659,118

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.7%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,592,822
	ANDRITZ AG	477,958	14,752,504
#	AT&S Austria Technologie & Systemtechnik AG	181,572	3,429,630
	Atrium European Real Estate, Ltd.	996,680	2,780,195
* Ω	BAWAG Group AG	19,090	690,191
	CA Immobilien Anlagen AG	497,492	14,706,861
# *	DO & CO AG	47,356	1,935,353
	EVN AG	235,387	3,927,489
# *	FACC AG	155,819	929,396
*	Flughafen Wien AG	30,811	800,177
# *	IMMOFINANZ AG	670,468	10,587,820
	Josef Manner & Co. AG	870	108,015
# *	Kapsch TrafficCom AG	35,348	512,165
# *	Lenzing AG	87,430	4,805,306
	Mayr Melnhof Karton AG	56,619	9,822,063
*	Oberbank AG	33,465	3,287,693
#	Oesterreichische Post AG	242,639	8,154,355
	Palfinger AG	98,449	2,714,695
# *	POLYTEC Holding AG	102,244	635,543
# *	Porr AG	74,767	1,021,808
#	Rosenbauer International AG	21,100	826,894
*	S IMMO AG	364,509	6,204,032
# *	S&T AG	335,113	7,011,119
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	1,966,435
*	Semperit AG Holding	69,672	1,462,625
*	Strabag SE	110,874	3,408,597
	Telekom Austria AG	1,099,338	7,761,399
	UBM Development AG	21,002	762,848
	UNIQA Insurance Group AG	993,126	6,010,966
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	294,815	6,547,216
#	voestalpine AG	640,995	16,893,968
*	Wienerberger AG	617,965	16,306,263

	Zumtobel Group AG	188,781	1,212,280

TOTAL AUSTRIA			163,568,723

BELGIUM — (3.2%)
*	Ackermans & van Haaren NV	171,330	22,222,544
*	AGFA-Gevaert NV	1,318,062	5,494,714
	Atenor	22,537	1,537,712
	Banque Nationale de Belgique	87	183,559
	Barco NV	456,527	9,579,540
	Bekaert SA	249,535	5,198,494
# * Ω	Biocartis NV	227,423	1,200,065
*	bpost SA	618,441	5,415,427
# *	Celyad SA	42,190	415,648
*	Cie d’Entreprises CFE	49,587	3,269,974
*	Deceuninck NV	435,935	760,512
	D’ieteren SA	194,540	12,095,639
*	Econocom Group SA	727,792	2,195,664
	Elia Group SA	132,252	13,221,039
	Euronav NV	1,353,879	11,987,911
	EVS Broadcast Equipment SA	69,287	1,151,062
# *	Exmar NV	145,690	362,418
	Fagron	280,259	7,079,126
	Gimv NV	107,716	6,040,032

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Immobel SA	22,042	$1,690,376
#	Ion Beam Applications	125,553	1,622,697
# *	Jensen-Group NV	20,961	490,268
# *	Kinepolis Group NV	92,310	3,280,928
#	Lotus Bakeries NV	1,741	6,840,230
# *	MDxHealth	69,016	63,483
	Melexis NV	111,148	8,647,944
# *	Ontex Group NV	452,939	5,907,592
	Orange Belgium SA	201,488	3,249,342
# *	Oxurion NV	128,049	368,094
#	Picanol	26,722	1,901,337
	Recticel SA	272,024	2,781,823
	Resilux	5,788	974,172
*	Roularta Media Group NV	19,318	286,373
*	Sioen Industries NV	57,436	1,270,443
*	Sipef NV	36,491	1,826,193
#	Telenet Group Holding NV	156,890	6,089,558
	TER Beke SA	3,565	431,068
*	Tessenderlo Group SA	212,780	7,983,684
	Van de Velde NV	38,938	1,043,532

	Viohalco SA	498,361	1,471,253

TOTAL BELGIUM			167,631,470

CANADA — (0.0%)
# *	International Petroleum Corp.	61,606	112,588

DENMARK — (5.7%)
*	ALK-Abello A.S.	43,541	14,316,213
*	Alm Brand A.S.	554,009	6,333,791
*	Asetek A/S	1,176	10,326
# *	Bang & Olufsen A.S.	614,019	1,379,885
*	BankNordik P/F	10,800	187,373
*	Bavarian Nordic A.S.	284,799	8,804,967
*	Brodrene Hartmann A.S.	16,148	1,289,509
# *	Columbus A.S.	430,058	485,812
	D/S Norden A.S.	206,817	3,361,203
*	DFDS A.S.	298,529	9,971,379
	Djurslands Bank A.S.	8,970	332,719
# *	Drilling Co. of 1972 A.S. (The)	65,213	1,408,491
*	FLSmidth & Co. A.S.	250,483	7,113,422
	Fluegger Group A.S.	4,198	251,540
*	GronlandsBANKEN A.S.	1,125	99,169
	H Lundbeck A.S.	325	10,704
*	H+H International A.S., Class B	111,938	2,224,279
*	Harboes Bryggeri A.S., Class B	9,576	87,445
# *	ISS A.S.	467,064	6,147,350
# *	Jeudan A.S.	38,740	1,364,027
*	Jyske Bank A.S.	490,075	13,770,792
	Lan & Spar Bank	4,981	352,831
*	Matas A.S.	239,471	2,781,780
* Ω	Netcompany Group A.S.	6,425	532,863
# *	Nilfisk Holding A.S.	166,181	1,998,332
*	NKT A.S.	202,178	6,036,551
Ω	NNIT A.S.	69,757	1,444,102
	Pandora A.S.	509,474	36,752,311
*	Parken Sport & Entertainment A.S.	22,148	249,482
	Per Aarsleff Holding A.S.	140,513	5,894,433
	Ringkjoebing Landbobank A.S.	196,930	14,973,683
# *	Roblon A.S., Class B	973	28,900

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class A	792	$271,113
	Rockwool International A.S., Class B	18,728	7,185,849
	Royal Unibrew A.S.	345,044	35,564,076
	RTX A.S.	56,813	1,925,148
Ω	Scandinavian Tobacco Group A.S., Class A	388,052	5,747,112
	Schouw & Co., A.S.	89,926	8,702,774
	SimCorp A.S.	278,224	36,498,570
	Solar A.S., Class B	38,054	1,805,127
*	Spar Nord Bank A.S.	596,853	4,457,967
*	Sydbank A.S.	498,467	7,814,688
*	Tivoli A.S.	9,878	1,015,267
	Topdanmark A.S.	464,847	22,500,871
#	TORM P.L.C.	189,104	1,283,648
#	United International Enterprises, Ltd.	10,336	2,182,677
# *	Vestjysk Bank A.S.	1,931,528	843,489

# *	Zealand Pharma A.S.	183,481	6,964,846

TOTAL DENMARK			294,758,886

FINLAND — (6.4%)
	Ahlstrom-Munksjo Oyj	199,960	4,209,809
*	Aktia Bank Oyj	324,379	3,510,836
*	Alandsbanken Abp, Class B	20,869	459,849
	Alma Media Oyj	129,772	1,132,569
#	Altia Oyj	12,029	136,911
	Apetit Oyj	19,668	205,535
	Aspo Oyj	103,690	742,963
	Atria Oyj	89,419	906,734
# *	BasWare Oyj	51,269	2,275,402
# *	Bittium Oyj	204,447	1,682,083
#	Cargotec Oyj, Class B	284,301	9,740,992
*	Caverion Oyj	681,392	4,861,151
#	Citycon Oyj	477,252	3,757,912
	Digia Oyj	75,945	530,713
Ω	Enento Group Oyj	1,406	56,108
# *	Finnair Oyj	4,731,016	2,126,313
	Fiskars Oyj Abp	211,905	2,880,356
*	F-Secure Oyj	647,558	2,554,818
*	Glaston Oyj ABP	9,217	7,420
*	HKScan Oyj, Class A	247,021	540,420
	Huhtamaki Oyj	684,659	33,741,994
	Ilkka-Yhtyma Oyj	58,887	223,148
	Kemira Oyj	734,431	9,356,186
	Kesko Oyj, Class A	176,687	4,382,384
	Kesko Oyj, Class B	989,896	25,504,651
	Kojamo Oyj	25,990	558,204
	Konecranes Oyj	464,401	14,504,449
	Lassila & Tikanoja Oyj	209,178	3,174,930
# *	Lehto Group Oyj	106,569	164,867
*	Marimekko Oyj	247	10,756
	Metsa Board Oyj	1,399,923	11,544,098
	Metso Outotec Oyj	3,973,290	27,688,206
	Neles Oyj	667,333	9,024,669
#	Nokian Renkaat Oyj	542,115	15,324,521
	Olvi Oyj, Class A	95,688	4,853,938
	Oriola Oyj, Class A	6,054	13,700
	Oriola Oyj, Class B	914,957	2,023,492
	Orion Oyj, Class A	143,951	6,539,337
	Orion Oyj, Class B	515,971	23,376,903
# *	Outokumpu Oyj	2,284,505	6,111,692

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Pihlajalinna Oyj	77,064	$935,936
#	Ponsse Oyj	73,654	2,038,740
*	QT Group Oyj	56,327	2,334,692
	Raisio Oyj, Class V	978,527	3,528,392
#	Rapala VMC Oyj	113,078	344,696
	Raute Oyj, Class A	2,644	56,448
	Revenio Group Oyj	129,671	5,884,907
	Sanoma Oyj	746,895	9,557,054
*	Stockmann Oyj Abp, Class B	9,005	8,328
*	Teleste Oyj	52,966	244,283
Ω	Terveystalo Oyj	19,868	238,038
	TietoEVRY Oyj	427,532	11,820,149
	Tikkurila Oyj	243,447	4,258,298
	Tokmanni Group Corp.	342,463	6,035,920
	Uponor Oyj	387,896	6,777,494
#	Vaisala Oyj, Class A	120,241	5,205,312
	Valmet Oyj	889,683	21,945,932
*	Viking Line Abp	7,869	146,579
#	Wartsila Oyj Abp	482,432	3,788,594

#	YIT Oyj	1,333,556	8,038,706

TOTAL FINLAND			333,629,517

FRANCE — (9.9%)
	ABC arbitrage	83,397	721,173
	Actia Group	1,508	3,716
# *	Air France-KLM	1,251,427	4,311,304
# *	Akka Technologies	81,120	1,572,179
#	AKWEL	61,489	1,221,735
	Albioma SA	191,797	9,973,246
Ω	ALD SA	21,119	195,018
	Altamir	136,094	2,822,927
*	Alten SA	164,730	15,605,540
# *	Amplitude Surgical SAS	19,526	48,561
	Assystem SA	61,967	1,746,969
	Aubay	41,374	1,518,804
*	Axway Software SA	38,973	866,870
*	Bastide le Confort Medical	18,680	1,054,424
	Beneteau SA	236,902	1,903,930
*	Bigben Interactive	94,289	1,642,485
	Boiron SA	39,840	1,910,444
	Bonduelle SCA	93,424	2,164,966
# *	Bourbon Corp.	28,851	0
	Burelle SA	1,134	735,221
# *	Casino Guichard Perrachon SA	271,603	6,592,351
# *	Catering International Services	14,124	173,401
*	Cegedim SA	32,518	1,020,555
*	CGG SA	4,579,186	3,054,042
#	Chargeurs SA	123,437	2,420,823
	Cie des Alpes	68,915	1,361,061
	Cie Plastic Omnium SA	397,771	10,510,739
*	Coface SA	666,148	4,659,511
	Derichebourg SA	674,728	1,993,224
*	Devoteam SA	34,374	3,911,883
	Electricite de Strasbourg SA	21,351	2,827,131
# Ω	Elior Group SA	635,131	2,938,865
*	Elis SA	1,122,246	14,167,082
# *	Eramet	50,163	1,266,148
# *	Erytech Pharma SA	3,609	21,666
*	Esso SA Francaise	8,347	73,406

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Etablissements Maurel et Prom SA	294,902	$510,008
# * Ω	Europcar Mobility Group	650,431	556,538
	Eutelsat Communications SA	1,232,764	12,006,705
*	Exel Industries, Class A	10,459	413,467
*	Faurecia SE	238,982	10,301,174
	Fleury Michon SA	5,703	154,178
*	Fnac Darty SA	121,981	5,466,481
*	Gaumont SA	11,350	1,374,361
	Gaztransport Et Technigaz SA	130,815	12,474,856
#	GEA	2,433	319,449
*	GL Events	64,356	626,183
*	Groupe Crit	23,123	1,370,907
	Groupe Gorge	4,320	59,345
*	Groupe Open	30,206	524,111
*	Groupe SFPI	21,754	31,429
	Guerbet	38,504	1,232,020
	Haulotte Group SA	73,020	343,641
*	HERIGE SADCS	2,486	72,139
*	HEXAOM	15,908	609,446
*	ID Logistics Group	14,640	3,163,891
#	Imerys SA	208,694	7,757,555
# *	Ingenico Group SA	410,246	63,560,452
# *	Innate Pharma SA	15,558	59,224
	IPSOS	248,613	6,215,347
#	Jacquet Metal Service SA	87,314	849,425
# *	JCDecaux SA	95,199	1,645,817
#	Kaufman & Broad SA	122,744	4,875,520
*	Korian SA	368,062	12,898,234
# *	Lagardere SCA	603,838	14,920,621
*	Lanson-BCC	1	11
*	Laurent-Perrier	13,890	1,156,104
*	Le Belier	10,566	471,593
	Lectra	166,120	3,926,660
	Linedata Services	14,505	440,706
*	LISI	114,546	2,276,288
	LNA Sante SA	33,206	1,843,772
* Ω	Maisons du Monde SA	283,561	4,260,049
*	Manitou BF SA	66,010	1,273,026
	Manutan International	15,102	926,283
*	Mersen SA	115,668	3,549,062
*	METabolic EXplorer SA	142,767	283,718
*	Metropole Television SA	242,637	2,896,835
*	Nexans SA	213,757	12,349,324
	Nexity SA	297,674	9,052,461
# *	Nicox	145,865	624,630
*	NRJ Group	85,587	551,416
*	Oeneo SA	128,172	1,674,745
*	OL Groupe SA	10,735	25,397
# *	Onxeo SA	88,887	65,083
# *	Onxeo SA	48,958	36,624
# *	Pierre & Vacances SA	29,600	414,594
*	Plastivaloire	14,341	62,004
	Quadient	245,460	3,324,082
*	Rallye SA	93,527	380,828
# *	Recylex SA	102,008	165,765
*	Rexel SA	2,168,743	27,191,758
#	Robertet SA	2,749	3,131,456
*	Rothschild & Co.	112,843	3,172,692
	Rubis SCA	510,543	20,440,432

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Samse SA	8,068	$1,314,352
*	Savencia SA	33,976	2,110,011
*	SCOR SE	157,962	4,397,968
	Seche Environnement SA	18,630	723,732
	SES SA	898,721	6,362,388
#	Societe BIC SA	174,241	9,132,474
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,046,886
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	97,963
	Societe pour l’Informatique Industrielle	41,811	968,618
*	SOITEC	131,952	19,000,565
# *	Solocal Group	64,083,311	2,304,599
	Somfy SA	95,165	13,419,169
*	Sopra Steria Group	108,873	17,259,495
*	SPIE SA	839,574	15,046,061
* Ω	SRP Groupe SA	56,827	54,794
*	Stef SA	26,545	2,271,717
	Sword Group	33,570	1,247,512
*	Synergie SA	67,143	1,899,994
*	Tarkett SA	216,299	2,904,588
# *	Technicolor SA	33,059	49,381
*	Television Francaise 1	493,257	3,019,465
#	TFF Group	8,999	276,586
	Thermador Groupe	37,127	2,374,582
	Tikehau Capital SCA	4,843	122,573
	Total Gabon	3,883	495,520
	Trigano SA	53,337	8,236,445
	Union Financiere de France BQE SA	18,515	424,322
# *	Vallourec SA	49,247	976,305
*	Valneva SE	69,195	567,707
	Vetoquinol SA	16,496	1,351,387
	Vicat SA	126,485	4,230,167
	VIEL & Cie SA	162,802	1,054,542
	Vilmorin & Cie SA	35,656	2,084,144
*	Virbac SA	21,378	4,946,942
*	Vranken-Pommery Monopole SA	16,787	268,478

*	XPO Logistics Europe SADIR	33	9,109

TOTAL FRANCE			512,421,863

GERMANY — (14.2%)
	1&1 Drillisch AG	195,276	4,316,137
	7C Solarparken AG	20,272	86,448
*	Aareal Bank AG	462,545	9,312,665
# * Ω	ADO Properties SA	446,455	12,352,677
*	ADVA Optical Networking SE	355,643	2,518,228
# *	AIXTRON SE	499,356	6,024,996
#	All for One Group SE	4,222	266,043
	Allgeier SE	45,266	2,763,275
*	Amadeus Fire AG	16,084	1,995,320
	Atoss Software AG	4,770	745,563
	Aurubis AG	296,684	20,183,443
	Basler AG	31,331	1,850,686
*	Bauer AG	71,621	771,016
	BayWa AG	105,190	3,461,022
	BayWa AG	124	4,556
	Bechtle AG	53,166	10,757,787
	Bertrandt AG	37,058	1,404,068
	bet-at-home.com AG	20,016	833,470
*	Bijou Brigitte AG	22,688	640,353
	Bilfinger SE	193,165	3,522,414

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Borussia Dortmund GmbH & Co. KGaA	562,262	$3,371,673
#	CANCOM SE	203,056	10,488,361
*	CECONOMY AG	1,057,295	5,195,681
*	CENIT AG	53,174	798,019
*	Centrotec SE	19,983	339,468
*	Cewe Stiftung & Co. KGAA	43,389	4,754,100
*	comdirect bank AG	193,071	3,130,541
*	Commerzbank AG	2,402,275	11,813,760
	CompuGroup Medical SE & Co. KgaA	178,844	16,549,414
# *	Corestate Capital Holding SA	77,099	1,509,314
	CropEnergies AG	177,529	3,080,913
# *	CTS Eventim AG & Co. KGaA	411,788	19,903,009
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	621,794
	Deutsche Beteiligungs AG	95,044	3,454,360
# *	Deutsche EuroShop AG	327,401	4,060,372
* Ω	Deutsche Pfandbriefbank AG	1,030,684	6,833,350
*	Deutz AG	1,015,496	5,888,786
	DIC Asset AG	419,726	5,038,068
	DMG Mori AG	13,510	639,419
#	Dr Hoenle AG	35,520	2,283,271
*	Draegerwerk AG & Co. KGaA	20,476	1,509,743
#	Duerr AG	407,164	12,456,754
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	5,306,382
# *	EDAG Engineering Group AG	51,353	515,044
#	Elmos Semiconductor SE	34,207	833,343
# *	ElringKlinger AG	188,739	1,456,692
	Energiekontor AG	2,316	104,442
# *	Evotec SE	11,637	306,802
*	Ferratum Oyj	39,731	211,815
*	Fielmann AG	116,805	9,367,973
	First Sensor AG	43,126	2,033,032
	FORTEC Elektronik AG	372	7,675
*	Francotyp-Postalia Holding AG, Class A	55,619	209,869
# *	Fraport AG Frankfurt Airport Services Worldwide	66,888	2,633,485
	Freenet AG	930,432	18,797,341
	Fuchs Petrolub SE	99,423	3,727,960
	GEA Group AG	847,030	29,678,388
	Gerresheimer AG	254,880	28,511,497
	Gesco AG	56,186	790,780
	GFT Technologies SE	123,639	1,677,318
	Grand City Properties SA	803,479	19,403,200
*	H&R GmbH & Co. KGaA	71,674	424,655
	Hamburger Hafen und Logistik AG	182,626	3,187,520
Ω	Hapag-Lloyd AG	4,995	270,314
	Hawesko Holding AG	52	2,394
*	Heidelberger Druckmaschinen AG	1,919,653	1,261,518
*	Hella GmbH & Co KGaA	241,744	12,180,264
*	Highlight Communications AG	98,406	405,929
	Hochtief AG	584	45,336
*	HolidayCheck Group AG	216,960	381,751
	Hornbach Baumarkt AG	51,444	2,726,197
	Hornbach Holding AG & Co. KGaA	39,996	4,665,328
	Hugo Boss AG	405,721	10,141,305
*	Hypoport SE	2,382	1,492,112
	Indus Holding AG	134,558	4,420,384
* Ω	Instone Real Estate Group AG	1,800	41,697
	IVU Traffic Technologies AG	50,314	947,545
	Jenoptik AG	383,317	10,277,823
* Ω	JOST Werke AG	5,660	228,086

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	K+S AG	1,232,326	$8,481,849
*	Kampa AG	7,101	0
*	Kloeckner & Co. SE	502,895	3,205,639
# *	Koenig & Bauer AG	97,073	2,185,712
	Krones AG	113,425	7,014,276
	KSB SE & Co. KGaA	3,439	1,186,585
	KWS Saat SE & Co., KGaA	80,774	6,809,301
	Lanxess AG	597,294	34,174,893
*	Leifheit AG	60,321	2,291,262
# *	Leoni AG	203,498	1,205,843
	LPKF Laser & Electronics AG	88,339	2,338,938
# *	Manz AG	28,275	800,949
*	Mediclin AG	88,966	407,034
# *	Medigene AG	116,971	551,042
	METRO AG	553,216	5,509,397
	MLP SE	421,588	2,840,824
	New Work SE	20,153	6,156,424
#	Nexus AG	87,391	4,707,175
# *	Nordex SE	508,398	6,566,545
	Norma Group SE	231,101	7,161,455
# *	OHB SE	37,995	1,712,774
*	Paragon GmbH & Co. KGaA	704	7,658
	Patrizia AG	349,841	9,506,429
	Pfeiffer Vacuum Technology AG	49,021	10,165,833
	PNE AG	493,007	3,105,556
*	Progress-Werk Oberkirch AG	8,558	165,570
# *	ProSiebenSat.1 Media SE	1,254,182	16,436,262
	PSI Software AG	50,278	1,464,993
#	QSC AG	768,941	1,176,789
*	R Stahl AG	14,952	332,960
	Rheinmetall AG	313,337	28,102,545
* Ω	Rocket Internet SE	473,718	10,373,350
# *	RTL Group SA	52,987	2,085,561
*	SAF-Holland SE	320,332	2,579,983
# *	Salzgitter AG	262,490	4,331,922
*	Schaltbau Holding AG	32,728	1,034,001
	Schloss Wachenheim AG	8,017	147,470
	Secunet Security Networks AG	6,248	2,027,379
# *	SGL Carbon SE	298,485	1,093,314
# * Ω	Shop Apotheke Europe NV	24,816	4,322,827
	Siltronic AG	146,283	13,105,706
*	Sixt SE	95,154	8,575,095
*	SMA Solar Technology AG	69,928	3,127,274
# *	SMT Scharf AG	11,942	114,496
	Softing AG	14,914	88,156
	Software AG	359,622	17,734,378
	Stabilus SA	170,155	9,960,773
	STRATEC SE	24,591	3,572,835
*	Stroeer SE & Co. KGaA	198,823	15,444,249
	Suedzucker AG	522,404	10,104,893
*	SUESS MicroTec SE	134,313	2,483,946
*	Surteco Group SE	46,502	1,162,092
*	Syzygy AG	2,030	11,804
	TAG Immobilien AG	954,559	28,783,617
*	Takkt AG	209,522	2,613,212
# *	Technotrans SE	46,673	1,052,705
# * Ω	Tele Columbus AG	327,138	974,338
	Traffic Systems SE	35,766	1,291,237
	VERBIO Vereinigte BioEnergie AG	157,195	3,431,034

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Vossloh AG	67,403	$2,664,494
	Wacker Chemie AG	58,418	5,669,223
# *	Wacker Neuson SE	218,897	4,454,377
*	Washtec AG	76,425	3,314,144
	Wuestenrot & Wuerttembergische AG	113,328	1,897,728
	Zeal Network SE	53,361	2,537,063

*	zooplus AG	150	27,873

TOTAL GERMANY			734,168,594

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0

*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.5%)
*	AIB Group P.L.C.	83,254	85,407
*	Bank of Ireland Group P.L.C.	3,974,763	7,369,050
	C&C Group P.L.C.	149,440	377,901
*	Cairn Homes P.L.C	1,661,924	1,540,015
*	Datalex P.L.C.	107,125	58,780
*	FBD Holdings P.L.C.	125,459	924,658
*	FBD Holdings P.L.C.	17,353	128,080
	Glanbia P.L.C.	346,148	3,574,073
	Glanbia P.L.C.	700,613	7,045,169
	Irish Continental Group P.L.C.	583,096	2,123,736
	Irish Continental Group P.L.C.	234,200	871,939

*	Permanent TSB Group Holdings P.L.C.	229,967	134,029

TOTAL IRELAND			24,232,837

ISRAEL — (3.0%)
#	Adgar Investment and Development, Ltd.	39,391	47,036
# *	Afcon Holdings, Ltd.	3,064	83,703
*	AFI Properties, Ltd.	107,958	2,618,774
	Africa Israel Residences, Ltd.	2,237	61,642
# *	Airport City, Ltd.	281,774	2,941,991
*	Albaad Massuot Yitzhak, Ltd.	1,520	35,503
*	Allot, Ltd.	188,324	1,704,978
#	Alrov Properties and Lodgings, Ltd.	49,397	1,428,058
#	Arad, Ltd.	18,409	217,339
*	Arko Holdings, Ltd.	1,571,124	1,054,382
#	Ashtrom Group, Ltd.	124,270	1,465,552
#	Ashtrom Properties, Ltd.	219,123	951,314
#	Atreyu Capital Markets, Ltd.	2,154	33,413
	AudioCodes, Ltd.	165,338	5,242,395
# *	Avgol Industries 1953, Ltd.	468,925	528,016
*	Azorim-Investment Development & Construction Co., Ltd.	511,227	896,828
#	Bayside Land Corp.	6,600	3,813,119
*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	360,002
	Big Shopping Centers, Ltd.	32,885	2,444,431
	Blue Square Real Estate, Ltd.	36,427	1,403,234
*	Brack Capital Properties NV	18,347	1,357,521
# *	Brainsway, Ltd.	54,222	157,064
# *	Camtek, Ltd.	113,800	1,754,272
#	Carasso Motors, Ltd.	127,253	343,848
# *	Cellcom Israel, Ltd.	495,333	2,020,254
# *	Ceragon Networks, Ltd.	266,244	662,948

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	$2,837,120
# *	Compugen, Ltd.	199,256	3,309,886
#	Danel Adir Yeoshua, Ltd.	21,864	2,529,050
	Delek Automotive Systems, Ltd.	226,353	1,112,097
# *	Delek Group, Ltd.	7,609	146,920
	Delta-Galil Industries, Ltd.	70,358	1,133,103
#	Dor Alon Energy in Israel 1988, Ltd.	15,057	282,128
	Duniec Brothers, Ltd.	304	8,247
# *	El Al Israel Airlines	1,449,354	272,460
	Electra Consumer Products 1970, Ltd.	53,953	1,480,240
# *	Electra Real Estate, Ltd.	23,236	97,046
	Electra, Ltd.	12,063	5,440,652
*	Enlight Renewable Energy, Ltd.	2,170,107	3,865,070
*	Equital, Ltd.	117,510	2,116,623
	FMS Enterprises Migun, Ltd.	19,186	416,276
	Formula Systems 1985, Ltd.	62,881	5,325,583
#	Fox Wizel, Ltd.	57,376	3,785,383
*	Gilat Satellite Networks, Ltd.	225,761	1,263,855
# *	Hadera Paper, Ltd.	24,531	730,220
# *	Hamlet Israel-Canada, Ltd.	32,585	468,430
# *	Harel Insurance Investments & Financial Services, Ltd.	867,528	5,426,627
	Hilan, Ltd.	100,860	4,405,759
#	IDI Insurance Co., Ltd.	44,734	1,100,664
*	IES Holdings, Ltd.	322	13,841
#	Inrom Construction Industries, Ltd.	357,290	1,442,949
#	Israel Canada T.R, Ltd.	131,507	167,951
#	Israel Land Development - Urban Renewal, Ltd.	41,747	273,895
#	Isras Investment Co., Ltd.	5,655	865,829
*	Issta Lines, Ltd.	12,135	109,598
*	Kamada, Ltd.	212,977	1,820,580
	Kenon Holdings, Ltd.	124,381	2,812,802
	Kerur Holdings, Ltd.	31,762	905,925
*	Klil Industries, Ltd.	5,696	405,589
#	Magic Software Enterprises, Ltd.	133,913	1,777,300
	Malam - Team, Ltd.	276	47,111
	Matrix IT, Ltd.	221,443	5,207,123
	Maytronics, Ltd.	285,819	4,395,456
# *	Mediterranean Towers, Ltd.	389,107	812,889
#	Mega Or Holdings, Ltd.	81,523	1,969,048
# *	Mehadrin, Ltd.	3,072	131,085
	Meitav Dash Investments, Ltd.	125,156	426,207
	Menora Mivtachim Holdings, Ltd.	183,680	2,235,749
# *	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,655,003
*	Minrav Holdings, Ltd.	263	31,639
#	Mivne Real Estate KD, Ltd.	608,512	1,133,773
# *	Mivtach Shamir Holdings, Ltd.	24,697	562,362
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	926,281
# *	Nawi Brothers, Ltd.	116,369	509,436
	Neto ME Holdings, Ltd.	9,545	400,592
*	Nova Measuring Instruments, Ltd.	183,116	9,616,511
	NR Spuntech Industries, Ltd.	76,176	257,784
	Oil Refineries, Ltd.	9,609,294	1,712,178
	One Software Technologies, Ltd.	2,082	164,810
#	OPC Energy, Ltd.	51,779	470,968
# *	Partner Communications Co., Ltd.	806,477	3,153,438
#	Paz Oil Co., Ltd.	60,870	4,775,920
*	Perion Network, Ltd.	29,950	207,764
*	Phoenix Holdings, Ltd. (The)	595,683	2,764,300
	Plasson Industries, Ltd.	20,585	860,526

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Pluristem Therapeutics, Inc.	3,536	$35,677
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,521,948
# *	Scope Metals Group, Ltd.	47,147	827,093
# *	Shikun & Binui, Ltd.	1,122,678	5,034,809
#	Shufersal, Ltd.	515,756	4,032,624
	Summit Real Estate Holdings, Ltd.	215,385	1,864,948
*	Suny Cellular Communication, Ltd.	473,129	122,652
#	Tadiran Holdings, Ltd.	15,407	1,007,058
	Union Bank of Israel	199,952	1,051,795

#	YH Dimri Construction & Development, Ltd.	10,575	310,017

TOTAL ISRAEL			154,013,889

ITALY — (8.3%)
# *	A.S. Roma SpA	127,846	44,214
	A2A SpA	9,873,712	14,341,694
	ACEA SpA	377,888	7,947,642
# *	Aeffe SpA	198,906	202,717
*	Amplifon SpA	156,856	5,609,231
Ω	Anima Holding SpA	2,104,654	8,251,855
# *	Aquafil SpA	77,554	321,309
*	Arnoldo Mondadori Editore SpA	884,755	1,174,464
	Ascopiave SpA	474,229	1,767,241
# *	Autogrill SpA	871,040	3,932,854
*	Autostrade Meridionali SpA	3,917	89,171
*	Avio SpA	104,775	1,646,083
	Azimut Holding SpA	742,592	13,408,923
*	B&C Speakers SpA	19,155	208,532
# *	Banca Carige SpA	148,414,098	48,722
* Ω	Banca Farmafactoring SpA	754,049	4,240,795
*	Banca Generali SpA	362,225	11,016,507
*	Banca IFIS SpA	158,376	1,526,621
# *	Banca Monte dei Paschi di Siena SpA	213,039	346,585
*	Banca Popolare di Sondrio SCPA	3,035,118	6,361,071
# *	Banca Profilo SpA	1,814,636	420,391
# * Ω	Banca Sistema SpA	379,814	756,702
# *	Banco BPM SpA	9,217,317	15,591,008
*	Banco di Desio e della Brianza SpA	238,796	569,134
	BasicNet SpA	169,875	637,726
	Be Shaping The Future SpA	533,191	668,070
*	Biesse SpA	58,060	987,506
# *	BPER Banca	2,348,132	5,469,565
# *	Brunello Cucinelli SpA	247,094	7,533,787
	Buzzi Unicem SpA	4,665	61,239
	Buzzi Unicem SpA	619,867	14,401,706
# *	Cairo Communication SpA	357,216	532,077
Ω	Carel Industries SpA	1,744	36,860
*	Carraro SpA	102,068	141,166
	Cementir Holding NV	333,699	2,309,850
*	Cerved Group SpA	1,348,374	9,649,777
*	CIR SpA-Compagnie Industriali	5,326,857	2,443,485
*	Credito Emiliano SpA	599,354	2,802,294
*	Credito Valtellinese SpA	417,976	3,990,142
*	d’Amico International Shipping SA	1,821,713	185,434
	Danieli & C Officine Meccaniche SpA	36,955	412,892
#	Danieli & C Officine Meccaniche SpA	102,606	1,758,769
	Datalogic SpA	80,488	1,122,230
*	De’ Longhi SpA	387,895	13,263,060
	DeA Capital SpA	736,902	1,003,900
*	Elica SpA	188,933	563,468

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Emak SpA	388,913	$380,390
Ω	Enav SpA	646,710	2,455,229
	ERG SpA	375,194	9,436,045
*	Esprinet SpA	221,349	1,959,088
# *	Eurotech SpA	216,751	981,908
	Falck Renewables SpA	381,624	2,408,059
#	Fiera Milano SpA	107,924	299,428
# *	Fila SpA	142,640	1,254,168
# *	Fincantieri SpA	3,504,948	2,257,518
# *	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	883,706
# *	Freni Brembo SpA	1,042,640	10,426,500
# *	Gefran SpA	35,925	182,749
# *	Geox SpA	528,388	370,660
	Gruppo MutuiOnline SpA	164,315	4,561,292
*	Guala Closures SpA	56,729	417,444
	Hera SpA	4,939,246	18,212,490
#	Illimity Bank SpA	139,513	1,477,936
# *	IMA Industria Macchine Automatiche SpA	126,942	10,012,694
*	IMMSI SpA	1,038,472	428,009
# *	Intek Group SpA	1,885,608	632,334
	Interpump Group SpA	311,620	11,556,233
*	Intesa Sanpaolo SpA	2,510,064	4,722,479
	Iren SpA	4,259,847	10,954,382
	Italgas SpA	3,402,703	21,460,310
	Italmobiliare SpA	76,176	2,632,536
# *	IVS Group SA	58,424	335,559
# *	Juventus Football Club SpA	2,997,765	2,984,908
	La Doria SpA	87,297	1,142,344
	Leonardo SpA	600,493	3,507,267
	LU-VE SpA	5,064	73,598
# *	Maire Tecnimont SpA	1,041,321	1,811,555
# *	Mariella Burani Fashion Group S.p.A.	22,744	0
*	MARR SpA	163,405	2,625,627
Ω	Massimo Zanetti Beverage Group SpA	57,150	332,398
# *	Mediaset SpA	3,709,525	7,115,043
	Mediobanca Banca di Credito Finanziario SpA	9,137	71,597
# *	Mondo TV SpA	38,811	82,391
	Openjobmetis SpA agenzia per il lavoro	63,025	404,921
# * Ω	OVS SpA	1,173,731	1,356,577
	Piaggio & C SpA	1,243,896	3,360,738
# * Ω	Pirelli & C SpA	2,304,139	9,872,615
# *	Prima Industrie SpA	33,196	432,216
	Prysmian SpA	614,980	17,851,431
Ω	RAI Way SpA	552,918	3,510,284
	Reno de Medici SpA	1,173,753	1,236,594
	Reply SpA	147,531	17,003,771
*	Richard-Ginori 1735 SpA	8,489	0
# *	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	630,804
*	Sabaf SpA	49,948	751,727
	SAES Getters SpA	10,008	281,388
# *	Safilo Group SpA	233,748	155,755
#	Saipem SpA	3,889,509	6,689,820
# *	Salvatore Ferragamo SpA	333,535	4,908,660
# *	Saras SpA	3,734,723	1,950,849
	Servizi Italia SpA	62,874	154,609
*	Sesa SpA	49,781	4,994,224
# *	Societa Cattolica di Assicurazioni SC	1,070,748	5,699,516
# *	Sogefi SpA	332,859	371,924

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	SOL SpA	161,642	$2,246,885
	Tamburi Investment Partners SpA	824,569	5,462,897
* Ω	Technogym SpA	631,612	5,401,838
*	Tinexta S.p.A	122,766	2,389,108
# *	Tod’s SpA	63,640	1,853,583
*	TXT e-solutions SpA	43,931	378,685
* Ω	Unieuro SpA	66,937	883,359
*	Unipol Gruppo SpA	3,109,522	13,588,547
	UnipolSai Assicurazioni SpA	49,634	129,428
#	Webuild SpA	1,282,257	1,501,848

	Zignago Vetro SpA	187,970	2,942,360

TOTAL ITALY			428,641,304

NETHERLANDS — (7.1%)
	Aalberts NV	714,897	25,707,392
*	Accell Group NV	144,227	4,000,763
	AFC Ajax NV	13,955	270,820
*	Altice Europe NV	3,929,414	18,708,395
*	Altice Europe NV, Class B	143,350	682,397
#	AMG Advanced Metallurgical Group NV	184,488	3,041,644
	Amsterdam Commodities NV	119,479	2,612,759
	APERAM SA	379,216	10,670,039
# *	Arcadis NV	526,518	11,427,823
	ASM International NV	42,089	6,033,155
	ASR Nederland NV	873,857	29,390,686
*	Atag Group NV	4,630	0
* Ω	Basic-Fit NV	181,929	4,334,588
	BE Semiconductor Industries NV	529,783	22,712,770
*	Beter Bed Holding NV	10,924	35,112
*	Boskalis Westminster	600,774	11,917,820
# *	Brunel International NV	155,477	1,178,594
	Corbion NV	416,939	19,173,176
Ω	Euronext NV	296,011	37,080,135
Ω	Flow Traders	223,910	8,947,925
	ForFarmers NV	214,677	1,312,533
# *	Fugro NV	554,580	2,167,824
* Ω	GrandVision NV	173,216	4,835,019
# *	Heijmans NV	146,628	1,247,946
*	Hunter Douglas NV	25,613	1,492,753
	IMCD NV	357,089	42,470,277
# Ω	Intertrust NV	466,539	7,941,531
*	Kendrion NV	96,440	1,696,124
# *	Koninklijke BAM Groep NV	1,844,053	2,329,072
* Ω	Lucas Bols NV	23,064	190,066
*	Nederland Apparatenfabriek	33,400	1,659,511
*	OCI NV	327,478	4,197,434
*	Ordina NV	625,125	1,657,403
	PostNL NV	3,372,376	10,238,292
	SBM Offshore NV	1,312,499	20,936,502
# *	SIF Holding NV	34,182	599,340
* Ω	Signify NV	780,137	28,854,966
# *	Sligro Food Group NV	166,461	2,973,054
# *	SNS NV	705,718	0
	TKH Group NV	267,721	9,767,437
# *	TomTom NV	483,754	3,626,037

	Van Lanschot Kempen NV	76,871	1,413,926

TOTAL NETHERLANDS			369,533,040

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (2.1%)
	ABG Sundal Collier Holding ASA	2,446,501	$1,398,615
	AF Gruppen ASA	68,590	1,261,343
*	Akastor ASA	914,532	587,488
*	Aker Carbon Capture A/S	672,419	428,935
*	Aker Offshore Wind Holding A/S, Class A	691,453	374,953
# *	Aker Solutions ASA	1,005,785	991,086
	American Shipping Co. ASA	236,690	731,819
*	Archer, Ltd.	8,164	1,847
*	ArcticZymes Technologies ASA	3,238	22,742
	Arendals Fossekompani A.S.	90	38,438
	Atea ASA	529,509	6,524,096
	Austevoll Seafood ASA	437,677	3,645,389
# Ω	Avance Gas Holding, Ltd.	393,737	1,061,912
# *	Axactor SE	698,332	555,451
# *	B2Holding ASA	1,521,728	1,026,989
	Bonheur ASA	146,347	3,462,961
	Borregaard ASA	743,872	11,429,688
# *	BW Energy, Ltd.	205,065	370,595
Ω	BW LPG, Ltd.	662,186	2,734,577
	BW Offshore, Ltd.	759,145	2,149,335
* Ω	Crayon Group Holding ASA	890	11,648
#	DNO ASA	3,393,966	1,683,194
Ω	Elkem ASA	5,249	11,192
Ω	Europris ASA	1,186,781	6,084,238
Ω	Fjordkraft Holding ASA	1,127	10,943
#	FLEX LNG, Ltd.	196,666	1,114,859
#	Frontline, Ltd.	521,534	3,434,145
#	Golden Ocean Group, Ltd.	176,309	668,739
	Grieg Seafood ASA	346,230	3,163,303
# *	Hexagon Composites ASA	640,597	3,561,038
#	Hoegh LNG Holdings, Ltd.	193,171	208,848
*	IDEX Biometrics ASA	506,708	107,517
	Itera ASA	10,713	15,909
*	Kitron ASA	5,831	11,419
# *	Kongsberg Automotive ASA	17,439,468	235,847
*	Kvaerner ASA	1,204,493	965,257
*	Nordic Nanovector ASA	328,770	555,348
# *	Nordic Semiconductor ASA	1,018,555	10,507,774
	Norway Royal Salmon ASA	92,975	2,133,002
*	Norwegian Finans Holding ASA	671,029	4,887,409
	Norwegian Property ASA	43,744	52,202
# *	NRC Group ASA	6,559	16,045
#	Ocean Yield ASA	388,657	933,457
# *	Odfjell Drilling, Ltd.	636,220	736,845
*	Odfjell SE, Class A	137,586	322,723
*	Olav Thon Eiendomsselskap ASA	118,760	1,773,720
# *	Otello Corp. ASA	571,363	974,493
*	Panoro Energy ASA	43,655	47,449
*	PGS ASA	2,380,755	701,434
*	PhotoCure ASA	49,668	508,959
# *	Protector Forsikring ASA	438,078	2,146,296
# *	REC Silicon ASA	1,473,908	608,157
* Ω	Sbanken ASA	486,979	3,519,570
Ω	Scatec Solar ASA	54,783	1,265,201
	Selvaag Bolig ASA	309,083	1,713,972
*	Solon Eiendom ASA	56,855	200,012
*	SpareBank 1 SR-Bank ASA	6,864	56,802
#	Stolt-Nielsen, Ltd.	195,297	1,715,148
*	Subsea 7 SA	77,590	557,668

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TGS NOPEC Geophysical Co. ASA	12,586	$153,602
	Treasure ASA	314,079	447,472
*	Veidekke ASA	712,897	9,177,047
# *	Wallenius Wilhelmsen ASA	401,589	615,120
	Wilh Wilhelmsen Holding ASA, Class A	68,304	932,145

* Ω	XXL ASA	631,470	1,779,395

TOTAL NORWAY			109,124,822

PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	2,359,809
# *	Banco Comercial Portugues SA, Class R	53,544,247	5,046,782
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	806,080	2,382,458
*	Ibersol SGPS SA	35,043	193,958
# *	Mota-Engil SGPS SA	641,747	815,104
#	Navigator Co. SA (The)	1,820,852	4,543,743
	NOS SGPS SA	1,781,423	6,316,058
#	Novabase SGPS SA	72,649	286,822
	REN - Redes Energeticas Nacionais SGPS SA	3,006,659	8,360,477
	Semapa-Sociedade de Investimento e Gestao	173,756	1,555,507
*	Sonae Capital SGPS SA	765,843	621,883

	Sonae SGPS SA	6,699,002	4,542,753

TOTAL PORTUGAL			37,025,354

SPAIN — (5.1%)
	Acciona SA	173,951	18,878,111
*	Acerinox SA	1,140,518	9,351,594
	ACS Actividades de Construccion y Servicios SA	1,154	26,086
# *	Adveo Group International SA	84,445	9,000
	Alantra Partners SA	70,405	851,353
	Almirall SA	415,709	4,656,534
# *	Amper SA	5,396,257	984,640
*	Applus Services SA	911,014	6,814,577
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,439,913
*	Azkoyen SA	67,253	357,929
	Banco de Sabadell SA	24,460,882	8,489,890
	Bankia SA	6,339,451	9,230,633
	Bankinter SA	3,802,314	16,368,770
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	5,751,152
	CIE Automotive SA	424,373	8,007,400
*	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,465,384
*	Distribuidora Internacional de Alimentacion SA	207,031	25,771
	Ebro Foods SA	531,944	12,375,733
# *	eDreams ODIGEO SA	424,956	1,144,987
	Elecnor SA	200,108	2,053,561
	Enagas SA	611,296	14,104,514
# *	Ence Energia y Celulosa SA	988,129	2,531,487
	Ercros SA	663,356	1,453,693
Ω	Euskaltel SA	548,865	5,795,039
	Faes Farma SA	1,930,108	7,768,387
*	Fluidra SA	324,873	5,486,227
	Fomento de Construcciones y Contratas SA	348,032	3,318,299
# Ω	Gestamp Automocion SA	294,399	852,080
Ω	Global Dominion Access SA	695,411	2,832,210
	Grupo Catalana Occidente SA	271,298	6,806,470
#	Grupo Empresarial San Jose SA	151,317	710,569
# *	Grupo Ezentis SA	1,629,459	457,520

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA	47,911	$971,394
# *	Indra Sistemas SA	856,710	6,093,303
*	Laboratorios Farmaceuticos Rovi SA	72,954	2,688,584
*	Liberbank SA	13,371,091	3,558,617
	Mapfre SA	39,935	62,652
*	Mediaset Espana Comunicacion SA	1,072,499	3,972,009
*	Melia Hotels International SA	758,091	2,775,787
* Ω	Metrovacesa S.A	12,162	78,170
	Miquel y Costas & Miquel SA	142,055	2,049,140
* Ω	Neinor Homes SA	23,589	301,571
# *	Obrascon Huarte Lain SA	905,725	602,061
#	Pharma Mar SA	109,560	13,900,471
	Prim SA	39,523	416,708
*	Promotora de Informaciones SA, Class A	2,051,498	963,504
	Prosegur Cia de Seguridad SA	1,677,108	4,020,816
*	Quabit Inmobiliaria SA	576,617	227,071
*	Realia Business SA	1,667,905	1,277,952
	Renta 4 Banco SA	442	3,409
#	Sacyr SA	3,012,849	5,352,854
*	Solaria Energia y Medio Ambiente SA	395,783	7,490,482
* Ω	Talgo SA	612,943	2,456,458
*	Tecnicas Reunidas SA	195,397	2,089,332
*	Tubacex SA	764,420	977,186
* Ω	Unicaja Banco SA	2,602,289	1,956,808
	Vidrala SA	117,537	12,788,451
	Viscofan SA	280,336	18,670,616
*	Vocento SA	352,577	260,329

	Zardoya Otis SA	1,131,276	6,890,607

TOTAL SPAIN			266,295,855

SWEDEN — (8.8%)
Ω	AcadeMedia AB	409,206	3,375,648
*	Adapteo Oyj	280,480	2,520,812
*	AddLife AB, Class B	219,380	3,406,410
*	AddNode Group AB	84,058	1,934,110
	AddTech AB, Class B	1,321,884	17,317,532
*	AF POYRY AB	595,413	16,820,319
# Ω	Alimak Group AB	253,043	3,429,685
* Ω	Ambea AB	53,235	358,640
*	Arise AB	39,939	183,610
	Arjo AB, Class B	927,443	5,748,111
	Atrium Ljungberg AB, Class B	244,368	3,986,038
* Ω	Attendo AB	680,729	3,706,368
	Avanza Bank Holding AB	680,727	13,378,960
	Beijer Alma AB	281,601	3,626,817
*	Beijer Electronics Group AB	93,898	482,048
	Beijer Ref AB	73,581	2,422,941
	Bergman & Beving AB	193,579	1,872,006
	Besqab AB	21,962	281,082
	Betsson AB	977,562	7,493,449
*	Bilia AB, Class A	653,084	8,208,883
	BillerudKorsnas AB	376,628	6,301,546
	BioGaia AB, Class B	122,544	7,929,064
*	Biotage AB	410,158	8,120,668
*	Bjorn Borg AB	13,009	23,823
*	Bonava AB, Class B	458,773	3,811,255
* Ω	Bravida Holding AB	955,458	11,615,626
*	Bufab AB	215,726	3,348,588
# *	Bulten AB	117,488	939,224

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	449,636	$14,135,908
*	Byggmax Group AB	356,302	2,098,135
	Catena AB	152,830	6,767,204
# *	Catena Media P.L.C.	51,578	223,566
# *	Cavotec SA	79,682	178,792
*	Clas Ohlson AB, Class B	148,783	1,511,448
*	Cloetta AB, Class B	1,643,220	4,757,339
# *	Collector AB	134,446	216,693
* Ω	Coor Service Management Holding AB	270,442	1,838,831
	Corem Property Group AB, Class B	163,626	336,611
	Dios Fastigheter AB	850,608	6,015,875
* Ω	Dometic Group AB	675,269	8,337,245
*	Doro AB	155,569	824,141
*	Duni AB	220,953	2,223,427
Ω	Dustin Group AB	436,502	2,742,827
	Eastnine AB	126,421	1,574,542
*	Elanders AB, Class B	54,920	421,045
*	Electrolux Professional AB, Class B	2,810	11,250
# * Ω	Eltel AB	206,068	488,476
# *	Enea AB	102,697	2,241,523
# *	eWork Group AB	32,666	272,405
# *	Fagerhult AB	293,570	1,425,414
	FastPartner AB, Class A	1,130	10,647
# *	Fingerprint Cards AB, Class B	634,700	1,263,904
	G5 Entertainment AB	497	20,874
*	Granges AB	582,272	5,197,163
*	Gunnebo AB	247,275	683,580
*	Haldex AB	276,371	1,287,184
	Heba Fastighets AB, Class B	133,938	1,670,217
*	Hexpol AB	147,016	1,315,075
*	HIQ International AB	177,176	1,418,943
*	HMS Networks AB	115,458	2,637,418
# * Ω	Hoist Finance AB	461,349	1,617,314
*	Humana AB	93,965	604,271
*	IAR Systems Group AB	1,213	21,790
	Instalco AB	516	11,476
	Inviso AB	555	10,833
*	Inwido AB	457,409	4,648,999
	JM AB	497,581	15,419,988
	Kindred Group P.L.C.	1,200,537	8,692,412
	Klovern AB, Class B	3,954,547	7,281,379
*	KNOW IT AB	200,518	5,089,602
	Kungsleden AB	1,438,162	13,613,925
	Lagercrantz Group AB, Class B	464,771	9,374,579
	Lime Technologies AB	405	16,119
	Lindab International AB	603,188	10,481,609
*	Loomis AB	258,214	7,062,885
*	Medivir AB, Class B	51,327	82,252
*	Mekonomen AB	269,960	2,800,575
#	Millicom International Cellular SA	11,648	351,895
	MIPS AB	248	11,045
*	Modern Times Group MTG AB, Class B	358,340	5,015,003
*	Momentum Group AB, Class B	181,444	2,811,202
	Mycronic AB	441,388	10,385,994
	NCC AB, Class B	112,716	2,052,805
*	Nederman Holding AB	29,566	452,003
*	Net Insight AB, Class B	1,178,944	248,045
*	New Wave Group AB, Class B	426,925	2,241,547
*	Nobia AB	852,732	5,702,037

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
* Ω	Nobina AB	732,991	$4,818,513
*	Nolato AB, Class B	159,009	15,426,005
*	Nordic Entertainment Group AB, Class B	53,518	2,265,576
* Ω	Nordic Waterproofing Holding A.S.	66,304	906,999
	NP3 Fastigheter AB	152,387	2,083,886
*	Nyfosa AB	1,249,698	11,062,987
*	OEM International AB, Class B	46,319	1,490,239
*	Pandox AB	103,309	1,184,363
*	Peab AB, Class B	620,593	6,218,601
	Platzer Fastigheter Holding AB, Class B	249,458	2,586,702
	Pricer AB, Class B	892,974	2,337,131
*	Proact IT Group AB	61,875	1,458,346
*	Qliro AB	70,318	276,377
# *	Qliro Group AB	703,184	476,861
*	Ratos AB, Class B	1,526,547	5,691,439
# *	RaySearch Laboratories AB	163,313	1,594,384
*	Recipharm AB, Class B	455,455	7,902,624
Ω	Resurs Holding AB	622,116	3,217,001
	Rottneros AB	672,020	611,776
# *	SAS AB	1,278,841	545,548
*	Scandi Standard AB	397,762	3,044,793
	Sectra AB, Class B	111,168	7,356,093
*	Semcon AB	118,592	847,228
*	Sensys Gatso Group AB	2,498,845	430,187
#	SkiStar AB	312,431	4,193,976
# *	Systemair AB	88,489	2,326,058
	Tethys Oil AB	41,133	197,496
Ω	Thule Group AB	359,411	11,860,384
	Troax Group AB	210,818	3,966,142
*	VBG Group AB, Class B	26,108	405,662

	Wihlborgs Fastigheter AB	838,096	16,550,303

TOTAL SWEDEN			456,226,229

SWITZERLAND — (14.9%)
	Allreal Holding AG	113,917	24,543,823
	ALSO Holding AG	43,335	11,476,364
*	ams AG	1,516,165	34,276,478
*	APG SGA SA	8,640	1,739,449
# *	Arbonia AG	345,865	4,456,305
# *	Aryzta AG	6,503,697	4,265,502
*	Ascom Holding AG	185,628	2,572,752
*	Autoneum Holding AG	21,144	2,603,890
	Bachem Holding AG, Class B	3,642	1,545,657
	Banque Cantonale de Geneve	9,528	1,789,648
*	Banque Cantonale du Jura SA	4,071	246,177
	Banque Cantonale Vaudoise	75,290	7,640,526
*	Basilea Pharmaceutica AG	210	11,570
	Belimo Holding AG	3,028	22,861,457
	Bell Food Group AG	14,524	3,725,566
	Bellevue Group AG	57,974	1,470,044
	Berner Kantonalbank AG	28,933	7,258,718
	BKW AG	153,128	16,307,159
	Bobst Group SA	65,642	4,070,982
	Bossard Holding AG, Class A	43,180	7,799,806
	Bucher Industries AG	54,197	20,644,545
	Burckhardt Compression Holding AG	541	135,771
	Burkhalter Holding AG	28,978	1,996,675
*	Calida Holding AG	32,749	1,042,354
# *	Carlo Gavazzi Holding AG	2,982	483,837

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	187,433	$22,246,278
#	Cicor Technologies, Ltd.	14,897	680,771
	Cie Financiere Tradition SA	10,661	1,309,852
#	Clariant AG	249,867	4,929,150
	Coltene Holding AG	25,850	1,958,240
	Comet Holding AG	101	15,483
	Conzzeta AG	9,616	10,261,905
	Daetwyler Holding AG	25,033	5,579,018
	DKSH Holding AG	225,777	15,728,704
	dormakaba Holding AG	24,057	13,060,766
# *	Dottikon Es Holding AG	143	163,012
# *	Dufry AG	276,747	8,566,022
#	EFG International AG	675,982	3,771,905
	Emmi AG	15,057	15,043,442
	Energiedienst Holding AG	82,946	2,537,390
# *	Evolva Holding SA	3,349,123	853,144
# *	Feintool International Holding AG	16,000	910,540
# *	Fenix Outdoor International AG	19,372	2,149,183
*	Flughafen Zurich AG	126,351	17,336,869
	Forbo Holding AG	8,604	14,117,347
Ω	Galenica AG	28,866	2,007,248
*	GAM Holding AG	1,195,762	2,305,272
	Georg Fischer AG	31,470	32,678,188
	Gurit Holding AG	3,022	6,434,834
	Helvetia Holding AG	218,900	18,651,204
*	Hiag Immobilien Holding AG	19,720	1,912,202
# *	HOCHDORF Holding AG	6,697	491,955
	Huber & Suhner AG	94,378	7,107,267
	Hypothekarbank Lenzburg AG	6	28,004
	Implenia AG	126,765	3,892,830
*	Ina Invest Holding AG	25,352	513,597
	Inficon Holding AG	14,600	12,098,971
	Interroll Holding AG	4,787	12,107,656
	Intershop Holding AG	10,283	6,648,165
	Investis Holding SA	3,673	353,892
*	Jungfraubahn Holding AG	17,432	2,188,731
	Kardex Holding AG	47,102	8,755,936
# *	Komax Holding AG	25,165	4,347,756
#	Kudelski SA	233,259	809,877
*	Landis & Gyr Group AG	33,447	1,821,210
# *	Lastminute.com NV	23,689	491,038
	LEM Holding SA	3,808	7,132,562
	Liechtensteinische Landesbank AG	63,994	3,621,893
	Luzerner Kantonalbank AG	19,960	8,460,871
*	MCH Group AG	3,068	46,402
# *	Meier Tobler Group AG	45,826	492,589
	Metall Zug AG	1,082	1,541,101
# *	Meyer Burger Technology AG	2,931,882	791,412
*	Mikron Holding AG	8,692	51,711
	Mobilezone Holding AG	279,877	2,774,611
	Mobimo Holding AG	55,872	16,377,924
	OC Oerlikon Corp. AG	1,609,083	12,814,529
# *	Orascom Development Holding AG	93,520	905,081
#	Orell Fuessli AG	5,028	504,529
	Orior AG	37,151	2,973,617
	Phoenix Mecano AG	4,472	1,801,415
	Plazza AG, Class A	7,247	2,233,416
	PSP Swiss Property AG	326,804	39,478,160
#	Rieter Holding AG	20,000	1,778,248

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Romande Energie Holding SA	2,625	$3,141,990
#	Schaffner Holding AG	3,363	660,078
# *	Schmolz + Bickenbach AG	3,310,891	603,394
	Schweiter Technologies AG	7,099	9,895,976
	Schweizerische Nationalbank	23	122,740
* Ω	Sensirion Holding AG	229	11,982
	SFS Group AG	124,609	12,531,073
	Siegfried Holding AG	30,001	20,517,868
	SIG Combibloc Group AG	226,009	4,519,076
	St Galler Kantonalbank AG	17,241	7,414,337
	Sulzer AG	136,230	10,950,092
Ω	Sunrise Communications Group AG	271,523	32,125,766
	Swiss Prime Site AG	42,985	3,903,881
	Swissquote Group Holding SA	77,115	6,261,697
	Thurgauer Kantonalbank	3,152	362,440
# *	Tornos Holding AG	26,632	114,045
	TX Group AG	17,190	1,239,632
	u-blox Holding AG	47,303	2,627,976
	Valiant Holding AG	106,532	8,961,237
# *	Valora Holding AG	27,553	5,120,695
Ω	VAT Group AG	205,035	39,111,547
	Vaudoise Assurances Holding SA	6,710	3,327,705
*	Vetropack Holding AG	64,600	3,974,327
*	Von Roll Holding AG	378,198	319,602
	Vontobel Holding AG	223,125	14,722,948
	VP Bank AG	24,056	2,955,046
	VZ Holding AG	90,005	8,028,985
# *	V-ZUG Holding AG	10,820	885,212
	Walliser Kantonalbank	18,991	2,217,731
	Warteck Invest AG	27	67,236
	Ypsomed Holding AG	7,378	1,079,761
	Zehnder Group AG	82,191	3,975,242
	Zug Estates Holding AG, Class B	1,178	2,554,035

	Zuger Kantonalbank AG	700	4,791,236

TOTAL SWITZERLAND			774,706,568

UNITED ARAB EMIRATES — (0.0%)
# *	Borr Drilling Ltd.	58,749	32,994

UNITED KINGDOM — (0.6%)
*	Concentric AB	355,701	6,858,996
*	Dialog Semiconductor P.L.C.	601,965	26,236,483

TOTAL UNITED KINGDOM			33,095,479

TOTAL COMMON STOCKS			4,859,220,012

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Biotest AG	100,615	2,938,870
*	Draegerwerk AG & Co. KGaA	60,431	5,254,721
	Fuchs Petrolub SE	274,048	13,934,166
	Jungheinrich AG	366,703	12,624,714
	Sixt SE	116,451	6,244,447
	STO SE & Co. KGaA	13,696	1,819,417

	Villeroy & Boch AG	49,772	662,227

TOTAL GERMANY			43,478,562

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
*	Intercell AG Exp 05/16/13	254,689	$0

FRANCE — (0.0%)
# *	Solocal Group Rights 10/06/20	4,058,621	146,087
# *	Technicolor SA Warrants 09/22/24	53,357	4,942

TOTAL FRANCE			151,029

SPAIN — (0.0%)
# *	Almirall SA Rights 10/02/20	415,709	101,477

SWEDEN — (0.1%)
*	SAS AB Rights 10/19/20	11,509,569	3,421,057

TOTAL RIGHTS/WARRANTS			3,673,563

TOTAL INVESTMENT SECURITIES (Cost $4,399,348,923)			4,906,372,137

			Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@ §	The DFA Short Term Investment Fund	23,975,867	277,448,731

TOTAL INVESTMENTS — (100.0%)
(Cost $4,676,723,135)^^			$5,183,820,868

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$163,568,723	—	$163,568,723
Belgium	—	167,631,470	—	167,631,470
Canada	—	112,588	—	112,588
Denmark	—	294,758,886	—	294,758,886
Finland	—	333,629,517	—	333,629,517
France	—	512,421,863	—	512,421,863
Germany	—	734,168,594	—	734,168,594
Ireland	$58,780	24,174,057	—	24,232,837
Israel	662,948	153,350,941	—	154,013,889
Italy	—	428,641,304	—	428,641,304
Netherlands	—	369,533,040	—	369,533,040
Norway	803,888	108,320,934	—	109,124,822
Portugal	—	37,025,354	—	37,025,354
Spain	—	266,295,855	—	266,295,855

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$456,226,229	—	$456,226,229
Switzerland	—	774,706,568	—	774,706,568
United Arab Emirates	—	32,994	—	32,994
United Kingdom	—	33,095,479	—	33,095,479
Preferred Stocks
Germany	—	43,478,562	—	43,478,562
Rights/Warrants
France	—	151,029	—	151,029
Spain	—	101,477	—	101,477
Sweden	—	3,421,057	—	3,421,057
Securities Lending Collateral	—	277,448,731	—	277,448,731

TOTAL	$1,525,616	$5,182,295,252	—	$5,183,820,868

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (82.9%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	6,000	$15,996
# *	Aimia, Inc.	805,975	2,348,529
#	Cineplex, Inc.	308,311	1,669,425
	Cogeco Communications, Inc.	40,828	3,347,985
	Cogeco, Inc.	27,419	1,813,107
#	Corus Entertainment, Inc., Class B	997,219	2,164,367
*	Glacier Media, Inc.	2,995	472
	MDF Commerce, Inc.	21,970	146,516
*	TeraGo, Inc.	2,400	12,058
# *	WildBrain, Ltd.	742,263	769,271

	Yellow Pages, Ltd.	105,820	890,079

TOTAL COMMUNICATION SERVICES			13,177,805

CONSUMER DISCRETIONARY — (5.4%)
*	Aritzia, Inc.	427,638	5,597,785
#	AutoCanada, Inc.	139,673	1,901,747
	BMTC Group, Inc.	20,581	141,117
	BRP, Inc.	133,511	7,053,809
	BRP, Inc.	4,149	219,150
# *	Canada Goose Holdings, Inc.	30,280	972,608
# *	Canada Goose Holdings, Inc.	161,929	5,209,256
	Dorel Industries, Inc., Class B	133,076	1,186,296
	Exco Technologies, Ltd.	164,124	811,037
	Gamehost, Inc.	83,699	308,634
#	Gildan Activewear, Inc.	61,536	1,212,650
#	Gildan Activewear, Inc.	238,527	4,691,826
# *	Great Canadian Gaming Corp.	428,062	7,750,798
*	Intertain Group, Ltd. (The)	70,628	622,805
	Leon’s Furniture, Ltd.	171,679	2,380,079
	Linamar Corp.	216,634	6,444,274
	Martinrea International, Inc.	518,668	3,712,144
#	MTY Food Group, Inc.	81,414	2,023,211
	Park Lawn Corp.	121,994	2,519,496
	Pizza Pizza Royalty Corp.	156,674	982,485
# *	Points International, Ltd.	50,316	483,303
*	Points International, Ltd.	11,831	114,524
	Pollard Banknote, Ltd.	25,700	339,501
	Recipe Unlimited Corp.	76,777	570,256
	Reitmans Canada, Ltd., Class A	125,155	10,339
Ω	Sleep Country Canada Holdings, Inc.	160,435	2,402,519
* Ω	Spin Master Corp.	109,740	2,368,614
	Uni-Select, Inc.	193,659	829,001

*	Zenith Capital Corp.	111,820	6,802

TOTAL CONSUMER DISCRETIONARY			62,866,066

CONSUMER STAPLES — (5.3%)
# *	Alcanna, Inc.	131,061	425,206
	Andrew Peller, Ltd., Class A	168,200	1,275,821
#	Clearwater Seafoods, Inc.	104,195	469,506
	Corby Spirit and Wine, Ltd.	87,267	1,028,290
#	High Liner Foods, Inc.	89,880	575,102
#	Jamieson Wellness, Inc.	275,646	8,727,600

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	KP Tissue, Inc.	45,700	$453,036
	Lassonde Industries, Inc., Class A	17,800	1,931,792
#	Maple Leaf Foods, Inc.	355,793	7,254,538
*	Mav Beauty Brands, Inc.	7,000	17,401
#	North West Co., Inc. (The)	319,480	8,733,485
#	Premium Brands Holdings Corp.	182,482	13,777,114
	Primo Water Corp.	96,682	1,372,884
	Primo Water Corp.	813,424	11,551,837
#	Rogers Sugar, Inc.	712,254	2,562,199
*	SunOpta, Inc.	291,540	2,169,773
# *	Village Farms International, Inc.	21,817	99,127

*	Village Farms International, Inc.	20,293	92,942

TOTAL CONSUMER STAPLES			62,517,653

ENERGY — (10.6%)
# *	Advantage Oil & Gas, Ltd.	918,066	1,206,575
# *	Africa Oil Corp.	1,333,299	961,261
	ARC Resources, Ltd.	2,215,726	9,900,920
# *	Athabasca Oil Corp.	2,252,410	219,904
# *	Baytex Energy Corp.	2,263,234	781,861
#	Birchcliff Energy, Ltd.	1,330,199	1,528,448
#	Cameco Corp.	209,026	2,111,374
	Cameco Corp.	550,229	5,557,313
#	Canacol Energy, Ltd.	960,726	2,554,145
#	Cardinal Energy, Ltd.	245,096	80,070
#	CES Energy Solutions Corp.	1,255,351	735,364
	Computer Modelling Group, Ltd.	464,145	1,798,647
#	Crescent Point Energy Corp.	2,370,438	2,866,137
# *	Crew Energy, Inc.	384,876	98,275
# *	Denison Mines Corp.	2,698,875	1,135,046
#	Enerflex, Ltd.	460,078	1,596,305
# *	Energy Fuels, Inc.	347,960	580,129
	Enerplus Corp.	1,046,075	1,916,881
#	Ensign Energy Services, Inc.	617,495	268,970
# *	Fission Uranium Corp.	1,962,000	464,143
#	Freehold Royalties, Ltd.	447,473	1,240,040
	Frontera Energy Corp.	244,929	391,798
*	GASFRAC Energy Services, Inc.	91,560	92
*	Gear Energy, Ltd.	604,456	72,632
#	Gibson Energy, Inc.	940,791	15,247,095
# *	Gran Tierra Energy, Inc.	1,826,935	425,331
#	Husky Energy, Inc.	940,757	2,176,059
#	Inter Pipeline, Ltd.	226,390	2,222,160
# *	Kelt Exploration, Ltd.	773,541	830,734
#	Keyera Corp.	373,123	5,632,363
*	Lightstream Resources, Ltd.	687,816	0
*	Manitok Energy, Inc.	2,187	0
# *	MEG Energy Corp.	2,543,536	5,291,273
#	North American Construction Group, Ltd.	118,644	772,516
	North American Construction Group, Ltd.	9,342	60,816
# *	NuVista Energy, Ltd.	1,105,436	531,320
*	Obsidian Energy, Ltd.	30,031	10,938
# *	Painted Pony Energy, Ltd.	707,149	363,784
# *	Paramount Resources, Ltd., Class A	332,422	519,273
*	Parex Resources, Inc.	786,291	8,284,828
	Parkland Corp.	230,490	6,094,817
#	Pason Systems, Inc.	379,526	1,507,786
#	Peyto Exploration & Development Corp.	802,135	1,499,993
*	PHX Energy Services Corp.	74,028	83,393

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Pinnacle Renewable Energy, Inc.	43,606	$191,578
#	PrairieSky Royalty, Ltd.	1,029,307	6,423,748
# *	Precision Drilling Corp.	1,488,896	928,079
*	Pulse Seismic, Inc.	220,532	120,903
# *	Questerre Energy Corp., Class A	797,460	61,387
#	Secure Energy Services, Inc.	723,755	744,654
*	Seven Generations Energy, Ltd., Class A	1,263,073	3,405,379
#	ShawCor, Ltd.	320,715	503,394
*	Storm Resources, Ltd.	5,600	8,748
#	Surge Energy, Inc.	1,451,747	201,700
# *	Tamarack Valley Energy, Ltd.	1,151,040	622,394
	TerraVest Industries, Inc.	3,700	41,986
# *	Tervita Corp.	62,896	122,811
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	710,647
#	TORC Oil & Gas, Ltd.	791,118	843,669
	Total Energy Services, Inc.	212,863	362,885
# *	Touchstone Exploration, Inc.	51,500	50,667
	Tourmaline Oil Corp.	1,090,347	13,322,778
	TransGlobe Energy Corp.	432,945	165,823
# *	Trican Well Service, Ltd.	1,247,228	1,077,175
#	Vermilion Energy, Inc.	524,924	1,226,025
	Vermilion Energy, Inc.	33,463	78,303
#	Whitecap Resources, Inc.	2,078,199	3,776,983

# *	Yangarra Resources, Ltd.	346,971	115,957

TOTAL ENERGY			124,728,482

FINANCIALS — (8.2%)
	AGF Management, Ltd., Class B	329,175	1,465,967
	Alaris Equity Partners Income	173,725	1,427,323
#	Canaccord Genuity Group, Inc.	444,384	2,266,056
#	Canadian Western Bank	456,902	9,213,187
#	Chesswood Group, Ltd.	56,542	254,780
	CI Financial Corp.	672,201	8,526,510
	Clairvest Group, Inc.	1,900	71,345
	Echelon Financial Holdings, Inc.	2,350	2,577
	ECN Capital Corp.	2,488,693	9,457,239
	E-L Financial Corp., Ltd.	7,178	3,546,818
#	Element Fleet Management Corp.	1,489,538	12,394,639
	Equitable Group, Inc.	53,142	2,996,833
#	Fiera Capital Corp.	302,075	2,316,237
	Firm Capital Mortgage Investment Corp.	185,919	1,605,699
	First National Financial Corp.	53,893	1,295,569
	Genworth MI Canada, Inc.	234,684	6,085,869
#	GMP Capital, Inc.	286,387	419,402
#	goeasy, Ltd.	39,839	1,957,019
#	GoldMoney, Inc.	125,000	225,301
	Guardian Capital Group, Ltd., Class A	88,614	1,656,417
# *	Home Capital Group, Inc.	303,217	4,914,140
	iA Financial Corp., Inc.	162,928	5,671,370
*	Kingsway Financial Services, Inc.	13,070	38,557
#	Laurentian Bank of Canada	412,090	8,464,317
	Onex Corp.	8,482	378,379
#	Sprott, Inc.	140,658	4,801,089
	Timbercreek Financial Corp.	506,740	3,177,709

*	Trisura Group, Ltd.	31,411	1,999,236

TOTAL FINANCIALS			96,629,584

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (0.9%)
*	CRH Medical Corp.	312,688	$676,311
# *	Cronos Group, Inc.	206,397	1,034,049
#	Extendicare, Inc.	498,639	1,995,979
	HLS Therapeutics, Inc.	5,300	55,804
*	Knight Therapeutics, Inc.	808,695	3,522,534
#	Medical Facilities Corp.	157,139	515,713
*	Organigram Holdings, Inc.	11,400	12,072
#	Sienna Senior Living, Inc.	282,531	2,376,439

*	Viemed Healthcare Inc.	3,036	26,231

TOTAL HEALTH CARE			10,215,132

INDUSTRIALS — (10.8%)
	Aecon Group, Inc.	270,661	2,780,701
#	AG Growth International, Inc.	136,123	2,770,405
# *	Air Canada	204,217	2,406,342
#	Algoma Central Corp.	48,800	369,056
# *	ATS Automation Tooling Systems, Inc.	441,354	5,737,552
#	Badger Daylighting, Ltd.	143,356	4,099,731
	Bird Construction, Inc.	255,438	1,233,499
*	Black Diamond Group, Ltd.	296,392	331,662
	CAE, Inc.	31,755	464,562
	CAE, Inc.	147,261	2,152,956
	Calian Group, Ltd.	39,603	2,000,151
	CanWel Building Materials Group, Ltd.	337,453	1,723,315
#	Cargojet, Inc.	6,253	895,580
	Cervus Equipment Corp.	47,197	316,525
# *	DIRTT Environmental Solutions	273,168	426,713
#	Exchange Income Corp.	56,748	1,294,309
#	Finning International, Inc.	885,513	13,539,893
*	GDI Integrated Facility Services, Inc.	12,500	349,874
	Hardwoods Distribution, Inc.	15,802	287,428
*	Heroux-Devtek, Inc.	239,845	1,664,352
#	Horizon North Logistics, Inc.	203,489	779,387
*	IBI Group, Inc.	113,900	559,428
	K-Bro Linen, Inc.	57,753	1,203,594
	Magellan Aerospace Corp.	112,778	577,632
#	Morneau Shepell, Inc.	401,948	8,391,840
#	Mullen Group, Ltd.	376,027	2,544,406
#	NFI Group, Inc.	317,312	3,946,293
*	Patriot One Technologies, Inc.	120,000	62,183
	Richelieu Hardware, Ltd.	361,973	9,558,012
	Rocky Mountain Dealerships, Inc.	92,674	364,697
#	Russel Metals, Inc.	339,623	4,634,411
#	Savaria Corp.	184,973	2,053,172
	SNC-Lavalin Group, Inc.	247,545	3,969,123
	Stantec, Inc.	507,094	15,396,951
	TFI International, Inc.	481,820	20,147,751
	Toromont Industries, Ltd.	1,514	90,598
#	Transcontinental, Inc., Class A	346,473	4,277,733
	Wajax Corp.	99,180	886,367

#	Westshore Terminals Investment Corp.	203,386	2,323,233

TOTAL INDUSTRIALS			126,611,417

INFORMATION TECHNOLOGY — (5.2%)
	Absolute Software Corp.	303,292	3,683,100
# *	BlackBerry, Ltd.	977,994	4,487,660
# *	BlackBerry, Ltd.	1,540,551	7,071,129
*	Celestica, Inc.	36,408	251,215

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Celestica, Inc.	575,408	$3,975,633
*	Descartes Systems Group, Inc. (The)	19,744	1,124,691
	Enghouse Systems, Ltd.	263,395	14,394,693
	Evertz Technologies, Ltd.	148,339	1,269,997
*	EXFO, Inc.	60,487	197,149
*	Kinaxis, Inc.	141,544	20,835,898
*	Photon Control, Inc.	447,494	473,859
	Pivot Technology Solutions, Inc.	27,500	53,077
	Quarterhill, Inc.	575,556	778,041
# *	Sierra Wireless, Inc.	241,452	2,694,587

	Vecima Networks, Inc.	6,059	55,969

TOTAL INFORMATION TECHNOLOGY			61,346,698

MATERIALS — (24.9%)
*	5N Plus, Inc.	414,065	556,627
#	Acadian Timber Corp.	65,067	794,066
	AirBoss of America Corp.	76,006	1,106,227
	Alamos Gold, Inc., Class A	1,999,773	17,616,561
#	Altius Minerals Corp.	169,012	1,229,940
# *	Americas Gold & Silver Corp.	86,596	228,270
*	Amerigo Resources, Ltd.	18,200	7,518
*	Argonaut Gold, Inc.	1,555,539	3,142,504
	Caledonia Mining Corp. P.L.C.	540	9,175
*	Canfor Corp.	245,098	2,759,205
	Canfor Pulp Products, Inc.	138,951	520,721
*	Capstone Mining Corp.	2,456,528	2,675,052
	Cascades, Inc.	430,569	5,445,370
	Centerra Gold, Inc.	1,270,606	14,781,038
# *	China Gold International Resources Corp., Ltd.	1,488,085	1,732,216
# *	Copper Mountain Mining Corp.	715,655	564,333
	Dundee Precious Metals, Inc.	810,500	5,806,894
# *	Eldorado Gold Corp.	664,263	7,009,044
*	Eldorado Gold Corp.	74,100	781,755
# *	Endeavour Mining Corp.	675,295	16,812,002
# *	Endeavour Silver Corp.	555,055	1,950,852
*	Equinox Gold Corp.	22,271	260,081
# *	Equinox Gold Corp.	1,265	14,813
# *	ERO Copper Corp.	98,067	1,429,522
# *	First Majestic Silver Corp.	606,133	5,762,943
*	First Mining Gold Corp.	749,400	272,959
# *	Fortuna Silver Mines, Inc.	574,492	3,654,348
*	Fortuna Silver Mines, Inc.	437,641	2,783,397
# *	Galiano Gold, Inc.	696,057	956,618
*	GoGold Resources, Inc.	40,000	45,961
*	Gold Standard Ventures Corp.	10,700	8,438
# *	Golden Star Resources, Ltd.	374,657	1,615,059
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,003,501	4,242,958
*	IAMGOLD Corp.	2,197,656	8,433,797
# *	IAMGOLD Corp.	599,837	2,297,376
# *	Imperial Metals Corp.	346,592	799,097
*	Interfor Corp.	268,341	2,998,696
#	Intertape Polymer Group, Inc.	203,244	2,263,609
# *	IPL Plastics, Inc.	20,248	151,911
*	Ivanhoe Mines, Ltd., Class A	2,965,148	10,777,903
#	Labrador Iron Ore Royalty Corp.	289,259	5,580,762
*	Largo Resources, Ltd.	573,711	473,945
#	Lucara Diamond Corp.	1,564,773	587,576
*	Lundin Gold, Inc.	86,276	784,003

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Lundin Mining Corp.	119,772	$668,323
*	Major Drilling Group International, Inc.	441,505	2,364,110
*	Mandalay Resources Corp.	464	553
*	Marathon Gold Corp.	147,500	250,347
#	Methanex Corp.	140,382	3,423,231
#	Methanex Corp.	44,780	1,092,632
# *	New Gold, Inc.	3,469,405	5,914,573
	Norbord, Inc.	148,749	4,395,836
*	Northern Dynasty Minerals, Ltd.	76,877	75,055
# *	OceanaGold Corp.	3,272,419	5,038,083
*	Orbite Technologies, Inc.	73,500	0
# *	Orla Mining, Ltd.	9,900	38,885
#	Osisko Gold Royalties, Ltd.	545,315	6,450,166
# *	Osisko Mining, Inc.	219,488	571,983
	Pan American Silver Corp.	363,621	11,690,594
# *	PolyMet Mining Corp.	64,208	236,281
# *	Premier Gold Mines, Ltd.	998,349	1,919,397
# *	Pretium Resources, Inc.	293,903	3,773,715
*	Pretium Resources, Inc.	455,178	5,824,966
*	Roxgold, Inc.	1,208,860	1,552,439
*	Sabina Gold & Silver Corp.	1,421,714	2,754,701
*	Sandstorm Gold, Ltd.	792,058	6,685,991
# *	Seabridge Gold, Inc.	64,995	1,222,241
# *	SSR Mining, Inc.	1,130,996	21,107,165
#	Stelco Holdings, Inc.	37,984	324,057
	Stella-Jones, Inc.	207,304	7,021,449
*	Stornoway Diamond Corp.	208,109	728
*	Taseko Mines, Ltd.	1,204,804	1,275,787
*	Teranga Gold Corp.	618,863	6,525,354
# *	TMAC Resources, Inc.	15,407	14,926
# *	Torex Gold Resources, Inc.	381,514	5,395,147
# *	Trevali Mining Corp.	2,559,289	259,475
*	Turquoise Hill Resources, Ltd.	2,248,334	1,908,015
*	Wesdome Gold Mines Ltd.	637,024	6,013,587
#	West Fraser Timber Co., Ltd.	221,992	10,313,113
#	Western Forest Products, Inc.	1,866,235	1,415,566
	Winpak, Ltd.	124,683	4,255,824

	Yamana Gold, Inc.	3,304,447	18,786,124

TOTAL MATERIALS			292,285,561

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	10,882,460
	Bridgemarq Real Estate Services	53,069	510,543
#	Colliers International Group, Inc.	165,544	11,023,834
	Colliers International Group, Inc.	4,163	277,630
	DREAM Unlimited Corp., Class A	246,187	3,596,063
	Information Services Corp.	17,674	250,334
#	Invesque, Inc.	191,266	386,357
*	Mainstreet Equity Corp.	31,349	1,692,523
	Melcor Developments, Ltd.	55,340	242,298
	Morguard Corp.	21,982	1,730,760
*	Real Matters, Inc.	341,820	6,661,582

#	Tricon Residential, Inc.	604,535	5,012,254

TOTAL REAL ESTATE			42,266,638

UTILITIES — (6.9%)
#	AltaGas, Ltd.	326,477	3,942,586
	Atco, Ltd., Class I	109,220	3,157,131

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
#	Boralex, Inc., Class A	549,954	$15,897,059
#	Capital Power Corp.	771,649	17,031,853
#	Innergex Renewable Energy, Inc.	800,557	14,465,397
*	Just Energy Group, Inc.	5,079	26,472
*	Maxim Power Corp.	66,734	102,741
	Polaris Infrastructure, Inc.	115,463	1,183,636
#	Superior Plus Corp.	781,510	6,902,150
	TransAlta Corp.	1,784,708	10,977,251
	TransAlta Corp.	16,789	103,252

#	TransAlta Renewables, Inc.	614,934	7,726,218

TOTAL UTILITIES			81,515,746

TOTAL COMMON STOCKS			974,160,782

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,463,417

TOTAL INVESTMENT SECURITIES (Cost $981,595,504)			975,624,199

			Value†
SECURITIES LENDING COLLATERAL — (17.0%)
@ §	The DFA Short Term Investment Fund	17,222,001	199,292,997

TOTAL INVESTMENTS — (100.0%) (Cost $1,180,856,128)^^			$1,174,917,196

P.L.C.	Public Limited Company
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,177,805	—	—	$13,177,805
Consumer Discretionary	61,407,458	$1,458,608	—	62,866,066
Consumer Staples	62,517,653	—	—	62,517,653
Energy	124,728,390	92	—	124,728,482
Financials	96,629,584	—	—	96,629,584
Health Care	10,215,132	—	—	10,215,132
Industrials	126,611,417	—	—	126,611,417
Information Technology	61,346,698	—	—	61,346,698
Materials	292,275,658	9,903	—	292,285,561
Real Estate	42,266,638	—	—	42,266,638
Utilities	81,515,746	—	—	81,515,746

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Materials	—	$1,463,417	—	$1,463,417

Securities Lending Collateral	—	199,292,997	—	199,292,997

TOTAL	$972,692,179	$202,225,017	—	$1,174,917,196

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2020, the Trust consisted of eleven operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2020, the total cost of securities for federal income tax purposes was:

Federal Tax Cost
The Japanese Small Company Series	$2,790,286
The Asia Pacific Small Company Series	1,657,106
The United Kingdom Small Company Series	1,687,466
The Continental Small Company Series	4,676,723
The Canadian Small Company Series	1,180,856

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.